  AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON SEPTEMBER 28, 2001.


                                                               FILE NO. 33-58041
                                                               FILE NO. 811-7257
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                            ------------------------

                                   FORM N-1A


                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933
                         POST-EFFECTIVE AMENDMENT NO. 7       /X/

                                      AND

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940
                                AMENDMENT NO. 8               /X/



                            ------------------------

                      SEI INSTITUTIONAL INVESTMENTS TRUST
               (Exact Name of Registrant as Specified in Charter)

                         C/O THE CT CORPORATION SYSTEM
                               101 Federal Street
                          Boston, Massachusetts 02110
               (Address of Principal Executive Offices, Zip Code)
        Registrant's Telephone Number, including Area Code 610-989-1000

                               EDWARD D. LOUGHLIN
                          C/O SEI Investments Company
                            Oaks, Pennsylvania 19456
                    (Name and Address of Agent for Service)

                                   COPIES TO:


     Richard W. Grant, Esquire            Thomas P. Lemke,
     Morgan, Lewis & Bockius LLP          Morgan, Lewis & Bockius LLP
     1701 Market Street                   1800 M Street, N.W.
     Philadelphia, Pennsylvania 19103     Washington, D.C. 20036


                            ------------------------

       Title of Securities Being Registered Units of Beneficial Interest

 It is proposed that this filing will become effective (check appropriate box):

   /X/     immediately upon filing pursuant to paragraph (b)
   / /     on [date] pursuant to paragraph (b)
   / /     60 days after filing pursuant to paragraph (a)
   / /     on [date] pursuant to paragraph (a)(1) of Rule 485
   / /     75 days after filing pursuant to paragraph (a)(2)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

SEI INVESTMENTS

SEI INSTITUTIONAL
INVESTMENTS TRUST

     Large Cap Fund

     Large Cap Value Fund

     Large Cap Growth Fund

     Small Cap Fund

     International Equity Fund

     Emerging Markets

     Equity Fund

     Core Fixed Income Fund

     High Yield Bond Fund

     International Fixed

     Income Fund

     Prospectus as of
     September 30, 2001



     The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

SEI INVESTMENTS / PROSPECTUS                                       I

SEI INSTITUTIONAL INVESTMENTS TRUST
------------------------------------------------------------------------------

ABOUT THIS PROSPECTUS


SEI Institutional Investments Trust is a mutual fund family that offers shares in separate investment portfolios (Funds). The Funds have individual investment goals and strategies and are designed primarily for institutional investors and financial institutions and their clients that have signed an Investment Management Agreement (as discussed below). This prospectus gives you important information about the shares of the Funds that you should know before investing. Please read this prospectus and keep it for future reference.


This prospectus has been arranged into different sections so that you can easily review this important information. On the next page, there is some general information you should know about risk and return that is common to each of the Funds. For more detailed information about the Funds, please see:



Large Cap Fund                                                         3
------------------------------------------------------------------------
Large Cap Value Fund                                                   6
------------------------------------------------------------------------
Large Cap Growth Fund                                                  8
------------------------------------------------------------------------
Small Cap Fund                                                        10
------------------------------------------------------------------------
International Equity Fund                                             13
------------------------------------------------------------------------
Emerging Markets Equity Fund                                          16
------------------------------------------------------------------------
Core Fixed Income Fund                                                18
------------------------------------------------------------------------
High Yield Bond Fund                                                  21
------------------------------------------------------------------------
International Fixed Income Fund                                       23
------------------------------------------------------------------------
More Information About Fund Investments                               25
------------------------------------------------------------------------
Investment Adviser and Sub-Advisers                                   25
------------------------------------------------------------------------
Purchasing and Selling Fund Shares                                    33
------------------------------------------------------------------------
Dividends, Distributions and Taxes                                    35
------------------------------------------------------------------------
Financial Highlights                                                  36
------------------------------------------------------------------------
How To Obtain More Information About SEI Institutional
Investments Trust                                             Back Cover
------------------------------------------------------------------------

SEI INVESTMENTS / PROSPECTUS                                       1

GLOBAL ASSET ALLOCATION


Each Fund has its own distinct risk and reward characteristics, investment objectives, policies, and strategies. In addition to managing the Funds, SEI Investments Management Corporation (SIMC) constructs and maintains global asset allocation strategies for certain clients, and the Funds are designed in part to implement those strategies. The degree to which an investor's portfolio is invested in the particular market segments and/or asset classes represented by these Funds varies, as does the investment risk/return potential represented by each Fund. Some Funds, especially the High Yield Bond and Emerging Markets Equity Funds, may have extremely volatile returns. Because of the historical lack of correlation among various asset classes, an investment in a portfolio of Funds representing a range of asset classes as part of an asset allocation strategy may reduce the strategy's overall level of volatility. As a result, a global asset allocation strategy may reduce risk.



In managing the Funds, SIMC focuses on four key principles: asset allocation, portfolio structure, the use of specialist managers, and continuous portfolio management. Asset allocation across appropriate asset classes (represented by some of the Funds) is the central theme of SIMC's investment philosophy. SIMC seeks to reduce risk further by creating a portfolio that focuses on a specific asset class. SIMC then oversees a network of specialist managers who invest the assets of these Funds in distinct segments of the market or class represented by each Fund. These specialist managers adhere to distinct investment disciplines, with the goal of providing greater consistency and predictability of results, as well as broader diversification across and within asset classes. Finally, SIMC regularly rebalances to ensure that the appropriate mix of assets is constantly in place, and constantly monitors and evaluates specialist managers for these Funds to ensure that they do not deviate from their stated investment philosophy or process.


ELIGIBLE INVESTORS


Eligible investors are principally institutions, including defined benefit plans, defined contribution plans, health care defined benefit plans and board-designated funds, insurance operating funds, foundations, endowments, public plans, and Taft-Hartley plans, that have entered into an Investment Management Agreement (an Agreement) with SIMC (collectively, Eligible Investors). More information about Eligible Investors is in the "Purchasing and Selling Fund Shares" section of this prospectus.

2                                       SEI INVESTMENTS / PROSPECTUS


RISK/RETURN INFORMATION COMMON TO THE FUNDS


Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.


Each Fund has its own investment goal and strategies for reaching that goal. Each Fund's assets are managed under the direction of SIMC and one or more Sub-Advisers who manage portions of the Funds' assets in a way that they believe will help the Funds achieve their goals. SIMC acts as "manager of managers" for the Funds, and attempts to ensure that the Sub-Advisers comply with the Funds' investment policies and guidelines. SIMC also recommends the appointment of additional or replacement Sub-Advisers to the Funds' Board. Still, investing in the Funds involves risks, and there is no guarantee that a Fund will achieve its goal. SIMC and the Sub-Advisers make judgments about the securities markets, the economy, and companies, but these judgments may not anticipate actual market movements or the impact of economic conditions on company performance. In fact, no matter how good a job SIMC and the Sub-Advisers do, you could lose money on your investment in a Fund, just as you could with other investments. A Fund share is not a bank deposit, and it is not insured or guaranteed by the FDIC or any other government agency.



The value of your investment in a Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities a Fund owns and the markets in which they trade. The estimated level of volatility for each Fund is set forth in the Fund Summaries that follow. The effect on a Fund's share price of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

SEI INVESTMENTS / PROSPECTUS                                       3

LARGE CAP FUND
------------------------------------------------------------------------------

FUND SUMMARY

  INVESTMENT GOAL:           Long-term growth of capital and income

  SHARE PRICE VOLATILITY:    Medium to high

  PRINCIPAL INVESTMENT       Utilizing multiple specialist
    STRATEGY:                sub-advisers, the Fund invests in large
                             cap U.S. common stocks

--------------------------------------------------------------------------------

INVESTMENT STRATEGY

The Large Cap Fund invests primarily in common stocks of U.S. companies with market capitalizations of more than $1 billion. The Fund uses a multi-manager approach, relying on a number of Sub-Advisers with differing investment philosophies to manage portions of the Fund's portfolio under the general supervision of SIMC. Each Sub-Adviser, in managing its portion of the Fund's assets, follows a distinct investment discipline. For example, the Sub-Advisers may include both value managers (i.e., managers that select stocks they believe are undervalued in light of such fundamental characteristics as earnings, book value or return on equity), and growth managers (i.e., managers that select stocks they believe have significant growth potential based on revenue and revenue growth and other factors). The Fund's portfolio is diversified as to issuers and industries.


Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities of large companies.



Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.


WHAT ARE THE RISKS OF INVESTING IN THE FUND?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.


The Fund is also subject to the risk that large capitalization securities may underperform other segments of the equity markets or the equity markets as a whole.

4                                       SEI INVESTMENTS / PROSPECTUS

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.


This bar chart shows changes in the performance of the Fund's shares from year to year for four years. The performance information shown is based on full calendar years.*


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1997  35.69%
1998  25.33%
1999  19.73%
2000  -8.28%


BEST QUARTER: 23.28% (12/31/98)



WORST QUARTER: -12.54% (9/30/98)



* The Fund's total return from January 1, 2001, to June 30, 2001, was -8.21%.



This table compares the Fund's average annual total returns for the periods ended December 31, 2000, to those of the Frank Russell 1000 Index.



                                                      SINCE
                                                  INCEPTION
                                          1 YEAR  (6/14/96)
-----------------------------------------------------------
Large Cap Fund                            -8.28%    17.69%
-----------------------------------------------------------
Frank Russell 1000 Index*                 -7.99%    17.90%**
-----------------------------------------------------------


* An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Frank Russell 1000 Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index of the 1,000 largest U.S. companies.

** The inception date for the Index is June 30, 1996.

SEI INVESTMENTS / PROSPECTUS                                       5

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(EXPENSES DEDUCTED FROM FUND ASSETS)
----------------------------------------------------------
Investment Advisory Fees                             0.40%
----------------------------------------------------------
Distribution (12b-1) Fees                             None
----------------------------------------------------------
Other Expenses                                       0.08%
----------------------------------------------------------
----------------------------------------------------------
  Total Annual Fund Operating Expenses               0.48%*
----------------------------------------------------------

* The Fund's total actual annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser and Administrator are each voluntarily waiving a portion of their fees in order to keep total operating expenses at a specified level. The Adviser and Administrator may discontinue all or part of their waivers at any time. With these fee waivers, the Fund's actual total operating expenses are as follows:

Large Cap Fund                                      0.26%
---------------------------------------------------------

For more information about these fees, see "Investment Adviser and Sub-Advisers" and "Distribution of Fund Shares."

EXAMPLE


This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
------------------------------------------------------------------
Large Cap Fund                  $   49  $   154  $   269  $    604
------------------------------------------------------------------

6                                       SEI INVESTMENTS / PROSPECTUS

LARGE CAP VALUE FUND
------------------------------------------------------------------------------

FUND SUMMARY

  INVESTMENT GOAL:           Long-term growth of capital and income

  SHARE PRICE VOLATILITY:    Medium to high

  PRINCIPAL INVESTMENT       Utilizing multiple specialist
    STRATEGY:                sub-advisers that manage in a value
                             style, the Fund invests in large cap
                             income-producing U.S. common stocks

--------------------------------------------------------------------------------


INVESTMENT STRATEGY



The Large Cap Value Fund invests primarily in common stocks of U.S. companies with market capitalizations of more than $1 billion. The Fund uses a multi-manager approach, relying on a number of Sub-Advisers with differing investment philosophies to manage portions of the Fund's portfolio under the general supervision of SIMC. Each Sub-Adviser, in managing its portion of the Fund's assets, selects stocks it believes are undervalued in light of such fundamental characteristics as earnings, book value or return on equity. The Fund's portfolio is diversified as to issuers and industries.



Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities of large companies.



Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.


WHAT ARE THE RISKS OF INVESTING IN THE FUND?


Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.



The Fund is also subject to the risk that large capitalization value securities may underperform other segments of the equity markets or the equity markets as a whole.


PERFORMANCE INFORMATION


There is no performance information for the Fund since it was not in operation for a full calendar year as of September 30, 2001.

SEI INVESTMENTS / PROSPECTUS                                       7

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(EXPENSES DEDUCTED FROM FUND ASSETS)                CLASS A SHARES
------------------------------------------------------------------
Investment Advisory Fees                                     0.35%
------------------------------------------------------------------
Distribution (12b-1) Fees                                     None
------------------------------------------------------------------
Other Expenses                                               0.11%
------------------------------------------------------------------
------------------------------------------------------------------
  Total Annual Fund Operating Expenses                       0.46%*
------------------------------------------------------------------

* The Fund's total actual annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser and Administrator are each voluntarily waiving a portion of their fees in order to keep total operating expenses at a specified level. The Adviser and Administrator may discontinue all or part of their waivers at any time. With these fee waivers, the Fund's actual total operating expenses are as follows:

Large Cap Value Fund                                0.28%
---------------------------------------------------------

For more information about these fees, see "Investment Adviser and Sub-Advisers" and "Distribution of Fund Shares."

EXAMPLE


This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:



                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
------------------------------------------------------------------
Large Cap Value Fund            $   47  $   148  $   258  $    579
------------------------------------------------------------------

8                                       SEI INVESTMENTS / PROSPECTUS

LARGE CAP GROWTH FUND
------------------------------------------------------------------------------

FUND SUMMARY

  INVESTMENT GOAL:           Capital appreciation

  SHARE PRICE VOLATILITY:    Medium to high

  PRINCIPAL INVESTMENT       Utilizing multiple specialist
    STRATEGY:                sub-advisers that manage in a growth
                             style, the Fund invests in large cap
                             U.S. common stocks

--------------------------------------------------------------------------------


INVESTMENT STRATEGY



The Large Cap Growth Fund invests primarily in common stocks of U.S. companies with market capitalizations of more than $1 billion. The Fund uses a multi-manager approach, relying on a number of Sub-Advisers with differing investment philosophies to manage portions of the Fund's portfolio under the general supervision of SIMC. Each Sub-Adviser, in managing its portion of the Fund's assets, selects stocks it believes have significant growth potential in light of such characteristics as revenue and earnings growth and positive earnings surprises. The Fund's portfolio is diversified as to issuers and industries.



Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities of large companies.


Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

WHAT ARE THE RISKS OF INVESTING IN THE FUND?


Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.



The Fund is also subject to the risk that large capitalization growth securities may underperform other segments of the equity markets or the equity markets as a whole.


PERFORMANCE INFORMATION


There is no performance information for the Fund since it was not in operation for a full calendar year as of September 30, 2001.

SEI INVESTMENTS / PROSPECTUS                                       9

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES


(EXPENSES DEDUCTED FROM FUND ASSETS)                CLASS A SHARES
------------------------------------------------------------------
Investment Advisory Fees                                     0.40%
------------------------------------------------------------------
Distribution (12b-1) Fees                                     None
------------------------------------------------------------------
Other Expenses                                               0.10%
------------------------------------------------------------------
------------------------------------------------------------------
  Total Annual Fund Operating Expenses                       0.50%*
------------------------------------------------------------------


* The Fund's total actual annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser and Administrator are each voluntarily waiving a portion of their fees in order to keep total operating expenses at a specified level. The Adviser and Administrator may discontinue all or part of their waivers at any time. With these fee waivers, the Fund's actual total operating expenses are as follows:

Large Cap Growth Fund                               0.28%
---------------------------------------------------------

For more information about these fees, see "Investment Adviser and Sub-Advisers" and "Distribution of Fund Shares."

EXAMPLE


This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:



                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
------------------------------------------------------------------
Large Cap Growth Fund           $   51  $   160  $   280  $    628
------------------------------------------------------------------

10                                       SEI INVESTMENTS / PROSPECTUS

SMALL CAP FUND
------------------------------------------------------------------------------

FUND SUMMARY

  INVESTMENT GOAL:           Capital appreciation

  SHARE PRICE VOLATILITY:    High

  PRINCIPAL INVESTMENT       Utilizing multiple specialist
    STRATEGY:                sub-advisers, the Fund invests in common
                             stocks of smaller U.S. companies

--------------------------------------------------------------------------------

INVESTMENT STRATEGY

The Small Cap Fund invests primarily in common stocks of U.S. companies with market capitalizations of less than $2 billion. The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers with differing investment philosophies to manage portions of the Fund's portfolio under the general supervision of SIMC. Each Sub-Adviser, in managing its portion of the Fund's assets, follows a distinct investment discipline. For example, the Sub-Advisers may include both value managers (i.e., managers that select stocks they believe are undervalued in light of such fundamental characteristics as earnings, book value or return on equity), and growth managers (i.e., managers that select stocks they believe have significant earnings growth potential based on revenue and earnings growth and other factors). The Fund's portfolio is diversified as to issuers and industries.


Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities of small companies.


Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

WHAT ARE THE RISKS OF INVESTING IN THE FUND?


Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.



The Fund is also subject to the risk that small capitalization securities may underperform other segments of the equity markets or the equity markets as a whole. The smaller capitalization companies that the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets, and financial resources, and may depend upon a relatively small management group. Therefore, small cap stocks may be more volatile than those of larger companies. These securities are traded over the counter or listed on an exchange.

SEI INVESTMENTS / PROSPECTUS                                       11

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.


This bar chart shows changes in the performance of the Fund's shares from year to year for four years. The performance information shown is based on full calendar years.*


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1997  23.75%
1998  -0.35%
1999  22.88%
2000   5.89%

BEST QUARTER: 20.38% (12/31/98)

WORST QUARTER: -22.68% (9/30/98)


* The Fund's total return from January 1, 2001, to June 30, 2001, was 6.64%.



This table compares the Fund's average annual total returns for the periods ended December 31, 2000, to those of the Frank Russell 2000 Index.



                                                  SINCE INCEPTION
                                          1 YEAR        (6/14/96)
-----------------------------------------------------------------
Small Cap Fund                             5.89%           11.80%
-----------------------------------------------------------------
Frank Russell 2000 Index*                 -3.02%            9.11%**
-----------------------------------------------------------------


* An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Frank Russell 2000 Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index of the 2,000 smallest U.S. companies out of the 3,000 largest companies.

** The inception date for the Index is June 30, 1996.

12                                       SEI INVESTMENTS / PROSPECTUS

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(EXPENSES DEDUCTED FROM FUND ASSETS)
----------------------------------------------------------
Investment Advisory Fees                             0.65%
----------------------------------------------------------
Distribution (12b-1) Fees                             None
----------------------------------------------------------
Other Expenses                                       0.08%
----------------------------------------------------------
----------------------------------------------------------
  Total Annual Fund Operating Expenses               0.73%*
----------------------------------------------------------

* The Fund's total actual annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser and Administrator are each voluntarily waiving a portion of their fees in order to keep total operating expenses at a specified level. The Adviser and Administrator may discontinue all or part of their waivers at any time. With these fee waivers, the Fund's actual total operating expenses are as follows:


Small Cap Fund                                      0.54%
---------------------------------------------------------


For more information about these fees, see "Investment Adviser and Sub-Advisers" and "Distribution of Fund Shares."

EXAMPLE


This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
------------------------------------------------------------------
Small Cap Fund                  $   75  $   233  $   406  $    906
------------------------------------------------------------------

SEI INVESTMENTS / PROSPECTUS                                       13

INTERNATIONAL EQUITY FUND
------------------------------------------------------------------------------

FUND SUMMARY


  INVESTMENT GOAL:           Capital appreciation

  SHARE PRICE VOLATILITY:    Medium to high

  PRINCIPAL INVESTMENT       Utilizing multiple specialist
    STRATEGY:                sub-advisers, the Fund invests in equity
                             securities of foreign companies


--------------------------------------------------------------------------------

INVESTMENT STRATEGY

The International Equity Fund invests primarily in common stocks and other equity securities of foreign companies. The Fund primarily invests in companies located in developed countries, but may also invest in companies located in emerging markets. The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers with differing investment philosophies to manage portions of the Fund's portfolio under the general supervision of SIMC. The Fund is diversified as to issuers, market capitalization, industry, and country.


Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities.


WHAT ARE THE RISKS OF INVESTING IN THE FUND?


Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. In the case of foreign stocks, these fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar. These factors contribute to price volatility, which is the principal risk of investing in the Fund.



Investing in issuers located in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. These various risks will be even greater for investments in emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.



The Fund is also subject to the risk that international equity securities of developed countries may underperform other segments of the equity markets or the equity markets as a whole.

14                                       SEI INVESTMENTS / PROSPECTUS

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.


This bar chart shows changes in the performance of the Fund's shares from year to year for four years. The performance information shown is based on full calendar years.*


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1997   -1.26%
1998   20.52%
1999   39.89%
2000  -16.79%

BEST QUARTER: 20.81% (12/31/99)

WORST QUARTER: -15.10% (9/30/98)


* The Fund's total return from January 1, 2001, to June 30, 2001, was -13.81%.



This table compares the Fund's average annual total returns for the periods ended December 31, 2000 to those of the Morgan Stanley MSCI EAFE Index.



                                                   SINCE INCEPTION
                                           1 YEAR        (6/14/96)
------------------------------------------------------------------
International Equity Fund                 -16.79%            8.02%
------------------------------------------------------------------
Morgan Stanley MSCI EAFE Index*           -14.17%            6.91%**
------------------------------------------------------------------


* An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Morgan Stanley MSCI EAFE Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller capitalizations) index of over 900 securities listed on the stock exchanges in Europe, Australia and the Far East.

** The inception date for the Index is June 30, 1996.

SEI INVESTMENTS / PROSPECTUS                                       15

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES


(EXPENSES DEDUCTED FROM FUND ASSETS)
----------------------------------------------------------
Investment Advisory Fees                             0.51%
----------------------------------------------------------
Distribution (12b-1) Fees                             None
----------------------------------------------------------
Other Expenses                                       0.16%
----------------------------------------------------------
----------------------------------------------------------
  Total Annual Fund Operating Expenses               0.67%*
----------------------------------------------------------


* The Fund's total actual annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser and Administrator are each voluntarily waiving a portion of their fees in order to keep total operating expenses at a specified level. The Adviser and Administrator may discontinue all or part of their waivers at any time. With these fee waivers, the Fund's actual total operating expenses are as follows:

International Equity Fund                           0.48%
---------------------------------------------------------

For more information about these fees, see "Investment Adviser and Sub-Advisers" and "Distribution of Fund Shares."

EXAMPLE


This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:



                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
------------------------------------------------------------------
International Equity Fund       $   68  $   214  $   373  $    835
------------------------------------------------------------------

16                                       SEI INVESTMENTS / PROSPECTUS

EMERGING MARKETS EQUITY FUND
------------------------------------------------------------------------------

FUND SUMMARY


  INVESTMENT GOAL:           Capital appreciation

  SHARE PRICE VOLATILITY:    Very high

  PRINCIPAL INVESTMENT       Utilizing multiple specialist
    STRATEGY:                sub-advisers, the Fund invests in equity
                             securities of emerging markets companies


--------------------------------------------------------------------------------

INVESTMENT STRATEGY

The Emerging Markets Equity Fund invests primarily in common stocks and other equity securities of foreign companies located in emerging market countries. The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers with differing investment philosophies to manage portions of the Fund's portfolio under the general supervision of SIMC. The Fund is diversified as to issuers, market capitalization, industry and country.


Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities of emerging markets issuers.


WHAT ARE THE RISKS OF INVESTING IN THE FUND?


Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. In the case of foreign stocks, these fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar. These factors contribute to price volatility, which is the principal risk of investing in the Fund.



Investing in issuers located in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. These various risks will be even greater for investments in emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.


Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the Fund's investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.


The Fund is also subject to the risk that emerging market equity securities may underperform other segments of the equity markets or the equity markets as a whole.

SEI INVESTMENTS / PROSPECTUS                                       17

PERFORMANCE INFORMATION


As of September 30, 2001, the Emerging Markets Equity Fund had not commenced operations, and did not have a performance history.


FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES


(EXPENSES DEDUCTED FROM FUND ASSETS)
----------------------------------------------------------
Investment Advisory Fees                             1.05%
----------------------------------------------------------
Distribution (12b-1) Fees                             None
----------------------------------------------------------
Other Expenses                                       0.45%*
----------------------------------------------------------
----------------------------------------------------------
  Total Annual Fund Operating Expenses               1.50%**
----------------------------------------------------------


* Other expenses are based on estimated amounts for the current fiscal year.

** The Fund's total actual annual fund operating expenses for the current fiscal year are expected to be less than the amount shown above because the Adviser and Administrator are each voluntarily waiving a portion of their fees in order to keep total operating expenses at a specified level. The Adviser and Administrator may discontinue all or part of their waivers at any time. With these fee waivers, the Fund's actual total operating expenses are expected to be as follows:

Emerging Markets Equity Fund                        1.40%
---------------------------------------------------------

For more information about these fees, see "Investment Adviser and Sub-Advisers" and "Distribution of Fund Shares."

EXAMPLE


This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:



                                          1 YEAR  3 YEARS
---------------------------------------------------------
Emerging Markets Equity Fund              $  153  $   474
---------------------------------------------------------

18                                       SEI INVESTMENTS / PROSPECTUS

CORE FIXED INCOME FUND
------------------------------------------------------------------------------

FUND SUMMARY

  INVESTMENT GOAL:           Current income and preservation of
                             capital

  SHARE PRICE VOLATILITY:    Medium

  PRINCIPAL INVESTMENT       Utilizing multiple specialist
    STRATEGY:                sub-advisers that have fixed income
                             investment expertise, the Fund invests
                             in investment grade U.S. fixed income
                             securities

--------------------------------------------------------------------------------

INVESTMENT STRATEGY

The Core Fixed Income Fund invests primarily in investment grade U.S. corporate and government fixed income securities, including mortgage-backed securities. The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers with differing investment philosophies to manage portions of the Fund's portfolio under the general supervision of SIMC. Sub-Advisers are selected for their expertise in managing various kinds of fixed income securities, and each Sub-Adviser makes investment decisions based on an analysis of yield trends, credit ratings, and other factors in accordance with its particular discipline. While each Sub-Adviser chooses securities of different types and maturities, the Fund in the aggregate generally will have a dollar-weighted average duration that is consistent with that of the broad U.S. fixed income market (currently
4.5 years).


Under normal circumstances, the Fund will invest at least 80% of its net assets in fixed income securities.


Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

WHAT ARE THE RISKS OF INVESTING IN THE FUND?


The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.



Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.



Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments that must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of the Fund's mortgage-backed securities and, therefore, to assess the volatility risk of the Fund.

SEI INVESTMENTS / PROSPECTUS                                       19


The privately issued mortgage-backed securities that the Fund invests in are not issued or guaranteed by the U.S. government or its agencies or instrumentalities and may bear a greater risk of nonpayment than securities that are backed by the U.S. Treasury. However, the timely payment of principal and interest normally is supported, at least partially, by various credit enhancements by banks and other financial institutions. There can be no assurance, however, that such credit enhancements will support full payment of the principal and interest on such obligations. In addition, changes in the credit quality of the entity that provides credit enhancement could cause losses to the Fund and affect its share price.



The Fund is also subject to the risk that U.S. fixed income securities may underperform other segments of the fixed income markets or the fixed income markets as a whole.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.


This bar chart shows changes in the performance of the Fund's shares from year to year for four years. The performance information shown is based on full calendar years.*


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1997   9.87%
1998   8.83%
1999  -1.35%
2000  12.90%


BEST QUARTER: 4.79% (12/31/00)



WORST QUARTER: -1.17% (6/30/99)



* The Fund's total return from January 1, 2001, to June 30, 2001, was 3.87%.



This table compares the Fund's average annual total returns for the periods ended December 31, 2000, to those of the Lehman Brothers Aggregate Bond Index.



                                                  SINCE INCEPTION
                                          1 YEAR        (6/14/96)
-----------------------------------------------------------------
Core Fixed Income Fund                    12.90%            7.97%
-----------------------------------------------------------------
Lehman Brothers Aggregate Bond Index*     11.63%            7.49%**
-----------------------------------------------------------------


* An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers Aggregate Bond Index is a widely-recognized, market-weighted (higher market value bonds have more influence than lower market value bonds) index of U.S. government obligations, corporate debt securities and AAA rated mortgage-backed securities. All securities in the index are rated investment grade (BBB) or higher, with maturities of at least 1 year.

** The inception date for the Index is June 30, 1996.

20                                       SEI INVESTMENTS / PROSPECTUS

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES


(EXPENSES DEDUCTED FROM FUND ASSETS)
----------------------------------------------------------
Investment Advisory Fees                             0.30%
----------------------------------------------------------
Distribution (12b-1) Fees                             None
----------------------------------------------------------
Other Expenses                                       0.07%
----------------------------------------------------------
----------------------------------------------------------
  Total Annual Fund Operating Expenses               0.37%*
----------------------------------------------------------


* The Fund's total actual annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser and Administrator are each voluntarily waiving a portion of their fees in order to keep total operating expenses at a specified level. The Adviser and Administrator may discontinue all or part of their waivers at any time. With these fee waivers, the Fund's actual total operating expenses are as follows:

Core Fixed Income Fund                              0.18%
---------------------------------------------------------

For more information about these fees, see "Investment Adviser and Sub-Advisers" and "Distribution of Fund Shares."

EXAMPLE


This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:



                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
------------------------------------------------------------------
Core Fixed Income Fund          $   38  $   119  $   208  $    468
------------------------------------------------------------------

SEI INVESTMENTS / PROSPECTUS                                       21

HIGH YIELD BOND FUND
------------------------------------------------------------------------------

FUND SUMMARY


  INVESTMENT GOAL:           Total return

  SHARE PRICE VOLATILITY:    High

  PRINCIPAL INVESTMENT       Utilizing multiple specialist
    STRATEGY:                sub-advisers that have high yield
                             investment expertise, the Fund invests
                             in high yield, high risk securities


--------------------------------------------------------------------------------

INVESTMENT STRATEGY


The High Yield Bond Fund invests primarily in fixed income securities rated below investment grade ("junk bonds"), including corporate bonds and debentures, convertible and preferred securities, and zero coupon obligations. The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers with differing investment philosophies to manage portions of the Fund's portfolio under the general supervision of SIMC. In managing the Fund's assets, the Sub-Advisers select securities that offer a high current yield as well as total return potential. The Fund's securities are diversified as to issuers and industries. The Fund's average weighted maturity may vary, and will generally not exceed ten years. There is no limit on the maturity or on the credit quality of any security.



Under normal circumstances, the Fund will invest at least 80% of its net assets in high yield fixed income securities.


WHAT ARE THE RISKS OF INVESTING IN THE FUND?


The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.



Junk bonds involve greater risks of default or downgrade and are more volatile than investment grade securities. Junk bonds involve greater risk of price declines than investment grade securities due to actual or perceived changes in an issuer's creditworthiness. In addition, issuers of junk bonds may be more susceptible than other issuers to economic downturns. Junk bonds are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security.



The Fund is also subject to the risk that high yield securities may underperform other segments of the fixed income markets or the fixed income markets as a whole.

22                                       SEI INVESTMENTS / PROSPECTUS

PERFORMANCE INFORMATION


As of September 30, 2001, the High Yield Bond Fund had not commenced operations, and did not have a performance history.


FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(EXPENSES DEDUCTED FROM FUND ASSETS)
-----------------------------------------------------------
Investment Advisory Fees                              0.49%
-----------------------------------------------------------
Distribution (12b-1) Fees                              None
-----------------------------------------------------------
Other Expenses                                        0.14%*
-----------------------------------------------------------
-----------------------------------------------------------
  Total Annual Fund Operating Expenses                0.63%**
-----------------------------------------------------------

* Other expenses are based on estimated amounts for the current fiscal year.

** The Fund's total actual annual fund operating expenses for the current fiscal year are expected to be less than the amount shown above because the Adviser and Administrator are each voluntarily waiving a portion of their fees in order to keep total operating expenses at a specified level. The Adviser and Administrator may discontinue all or part of their waivers at any time. With these fee waivers, the Fund's actual total operating expenses are expected to be as follows:

High Yield Bond Fund                                0.47%
---------------------------------------------------------

For more information about these fees, see "Investment Adviser and Sub-Advisers" and "Distribution of Fund Shares."

EXAMPLE


This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


                                          1 YEAR  3 YEARS
---------------------------------------------------------
High Yield Bond Fund                      $   64  $   202
---------------------------------------------------------

SEI INVESTMENTS / PROSPECTUS                                       23

INTERNATIONAL FIXED INCOME FUND
------------------------------------------------------------------------------

FUND SUMMARY

  INVESTMENT GOAL:           Capital appreciation and current income

  SHARE PRICE VOLATILITY:    High

  PRINCIPAL INVESTMENT       Utilizing a specialist sub-adviser, the
    STRATEGY:                Fund invests in investment grade fixed
                             income securities of foreign government
                             and corporate issuers

--------------------------------------------------------------------------------

INVESTMENT STRATEGY

The International Fixed Income Fund invests primarily in foreign government, corporate, and mortgage-backed securities. In selecting investments for the Fund, the Sub-Adviser chooses investment grade securities issued by corporations and governments located in various developed foreign countries, looking for opportunities for capital appreciation and gain, as well as current income. The Fund's portfolio is not hedged against currency fluctuations relative to the U.S. dollar. There are no restrictions on the Fund's average portfolio maturity or on the maturity of any specific security.


Under normal circumstances, the Fund will invest at least 80% of its net assets in fixed income securities.


Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

WHAT ARE THE RISKS OF INVESTING IN THE FUND?


The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk. In the case of foreign stocks, these fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar.



Investing in issuers located in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. These various risks will be even greater for investments in emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.



The Fund is also subject to the risk that fixed income securities of foreign government and corporate issuers may underperform other segments of the fixed income markets or the fixed income markets as a whole.


The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or political occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

24                                       SEI INVESTMENTS / PROSPECTUS

PERFORMANCE INFORMATION


As of September 30, 2001, the International Fixed Income Fund had not commenced operations, and did not have a performance history.


FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES


(EXPENSES DEDUCTED FROM FUND ASSETS)
-----------------------------------------------------------
Investment Advisory Fees                              0.45%
-----------------------------------------------------------
Distribution (12b-1) Fees                              None
-----------------------------------------------------------
Other Expenses                                        0.34%*
-----------------------------------------------------------
-----------------------------------------------------------
  Total Annual Fund Operating Expenses                0.79%**
-----------------------------------------------------------


* Other expenses are based on estimated amounts for the current fiscal year.

** The Fund's total actual annual fund operating expenses for the current fiscal year are expected to be less than the amount shown above because the Adviser and Administrator are each voluntarily waiving a portion of their fees in order to keep total operating expenses at a specified level. The Adviser and Administrator may discontinue all or part of their waivers at any time. With these fee waivers, the Fund's actual total operating expenses are expected to be as follows:

International Fixed Income Fund                     0.61%
---------------------------------------------------------

For more information about these fees, see "Investment Adviser and Sub-Advisers" and "Distribution of Fund Shares."

EXAMPLE


This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:



                                          1 YEAR  3 YEARS
---------------------------------------------------------
International Fixed Income Fund           $   81  $   252
---------------------------------------------------------

SEI INVESTMENTS / PROSPECTUS                                       25


MORE INFORMATION ABOUT FUND INVESTMENTS



This prospectus describes the Funds' primary strategies. However, each Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in the Funds' Statement of Additional Information (SAI).



The investments and strategies described in this prospectus are those that the Sub-Advisers use under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, each Fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and other short-term obligations that would not ordinarily be consistent with a Fund's objectives. A Fund will do so only if the Adviser or Sub-Adviser believes that the risk of loss outweighs the opportunity for capital gains and higher income. Of course, there is no guarantee that any Fund will achieve its investment goal.


INVESTMENT ADVISER AND SUB-ADVISERS


SEI INVESTMENTS MANAGEMENT CORPORATION (SIMC) ACTS AS THE MANAGER OF MANAGERS OF THE FUNDS, AND IS RESPONSIBLE FOR THE INVESTMENT PERFORMANCE OF THE FUNDS SINCE IT ALLOCATES EACH FUND'S ASSETS TO ONE OR MORE SUB-ADVISERS AND RECOMMENDS HIRING OR CHANGING SUB-ADVISERS TO THE BOARD OF TRUSTEES.


Each Sub-Adviser makes investment decisions for the assets it manages and continuously reviews, supervises and administers its investment program. SIMC oversees the Sub-Advisers to ensure compliance with the Funds' investment policies and guidelines, and monitors each Sub-Adviser's adherence to its investment style. The Board of Trustees supervises SIMC and the Sub-Advisers; establishes policies that they must follow in their management activities; and oversees the hiring and termination of Sub-Advisers recommended by SIMC. SIMC pays the Sub-Advisers out of the investment advisory fees it receives (described below).


SIMC, an SEC-registered adviser, located at One Freedom Valley Drive, Oaks, PA 19456, serves as the Adviser to the Funds. As of June 30, 2001, SIMC had approximately $79.9 billion in assets under management. For the fiscal year ended May 31, 2001, SIMC received investment advisory fees, as a percentage of each Fund's net assets, at the following annual rates:



Large Cap Fund                                         0.23%
------------------------------------------------------------
Large Cap Value Fund                                   0.23%
------------------------------------------------------------
Large Cap Growth Fund                                  0.23%
------------------------------------------------------------
Small Cap Fund                                         0.50%
------------------------------------------------------------
International Equity Fund                              0.39%
------------------------------------------------------------
Core Fixed Income Fund                                 0.16%
------------------------------------------------------------



Each of the following Funds will pay SIMC advisory fees, as a percentage of the average net assets of the Fund, at the following annual rates:



Emerging Markets Equity Fund                           1.05%
------------------------------------------------------------
High Yield Bond Fund                                   0.49%
------------------------------------------------------------
International Fixed Income Fund                        0.45%
------------------------------------------------------------

26                                       SEI INVESTMENTS / PROSPECTUS

SUB-ADVISERS AND PORTFOLIO MANAGERS

LARGE CAP FUND:


ALLIANCE CAPITAL MANAGEMENT L.P.: Alliance Capital Management L.P. (Alliance), located at 1345 Avenue of the Americas, New York, New York 10105, serves as a Sub-Adviser to the Large Cap Fund. A committee of investment professionals at Alliance manages a portion of the assets of the Large Cap Fund.



DEUTSCHE ASSET MANAGEMENT, INC.: Deutsche Asset Management, Inc. (DAMI), located at 130 Liberty Street, NYC02-3501, New York, New York 10006, serves as a Sub-Adviser to the Large Cap Fund. James A. Creighton, Managing Director and Head of Global Equity Index, serves as a portfolio manager of a portion of the assets of the Large Cap Fund. Prior to joining DAMI in 1999, Mr. Creighton was a managing director and chief investment officer of global index investments at Barclays Global Investors and prior to that division president of Barclays Global Investors Canada Limited.



DUNCAN-HURST CAPITAL MANAGEMENT INC.: Duncan-Hurst Capital Management Inc. (Duncan-Hurst), located at 4365 Executive Drive, Suite 1520, San Diego, California 92121, serves as a Sub-Adviser to the Large Cap Fund. David Magee serves as portfolio manager for a portion of the assets of the Large Cap Fund. Mr. Magee joined Duncan-Hurst in 1992 and is Vice President and Portfolio Manager. He has over 17 years of investment experience.



IRIDIAN ASSET MANAGEMENT LLC: Iridian Asset Management LLC (Iridian), located at 276 Post Road West, Westport, Connecticut 06880, serves as a Sub-Adviser to the Large Cap Fund. David L. Cohen, Principal, of Iridian serves as portfolio manager for a portion of the assets of the Large Cap Fund. Mr. Cohen is one of Iridian's founding partners, and has 20 years of investment experience. Additionally, since November 1995, Mr. Cohen has been a Portfolio Manager at Arnhold and S. Bleichroeder Advisers, Inc. with responsibility for First Eagle Fund of America, a separate series of First Eagle Trust, a registered investment company.



LSV ASSET MANAGEMENT: LSV Asset Management (LSV), located at 181 West Madison Avenue, Chicago, Illinois 60602, serves as a Sub-Adviser to the Large Cap Fund. Josef Lakonishok, Robert Vishny and Menno Vermeulen of LSV serve as portfolio managers of a portion of the assets of the Large Cap Fund. They are officers and partners of LSV. An affiliate of SIMC owns an interest in LSV. SIMC pays LSV a fee, which is calculated and paid monthly, based on an annual rate of 0.20% of the average monthly market value of the assets of the portion of the Fund managed by LSV.



PEREGRINE CAPITAL MANAGEMENT INC.: Peregrine Capital Management Inc. (Peregrine), located at 800 LaSalle Avenue, Minneapolis, Minnesota 55402-2018, serves as a Sub-Adviser to the Large Cap Fund. John Dale, Senior Vice President and Portfolio Manager, and Gary Nussbaum, Senior Vice President and Portfolio Manager, of Peregrine serve as portfolio managers for a portion of the assets of the Large Cap Fund. Mr. Dale joined Peregrine in 1987, and has 32 years of investment management experience. Mr. Nussbaum joined Peregrine in 1990, and has 12 years of investment management experience.



SANFORD C. BERNSTEIN & CO., LLC: Sanford C. Bernstein & Co., LLC (Bernstein), located at 767 Fifth Avenue, New York, New York 10153, serves as a Sub-Adviser to the Large Cap Fund. Lewis A. Sanders and Marilyn Goldstein Fedak serve as portfolio managers of a portion of the assets of the Large Cap Fund on behalf of Bernstein. Mr. Sanders is a Director of Bernstein since September 2000 and is Vice Chairman, Chief Investment Officer and a Director of Alliance Capital Management Corporation since October 2000. Mr. Sanders previously served as Chairman of the Board of Directors and Chief Executive Officer of Bernstein since 1993. Ms. Fedak is an Executive Vice President and Chief Investment Officer--U.S. Value Equities of Alliance Capital Management Corporation since October 2000 and prior to that Chief Investment Officer and Chairman of the U.S. Equity Investment Policy Group at Bernstein since 1993.



TRANSAMERICA INVESTMENT MANAGEMENT, LLC: Transamerica Investment Management, LLC
(TIM), located at 1150 S. Olive St., 27th Floor, Los Angeles, California, 90015, serves as a Sub-Adviser to the Large Cap Fund. Jeffrey S. Van Harte, CFA,

SEI INVESTMENTS / PROSPECTUS                                       27


Senior Vice President, Portfolio Manager and Head of Equities, and Gary U. Rolle, CFA, President and Chief Investment Officer, of TIM serve as portfolio managers of a portion of the assets of the Large Cap Fund. Mr. Van Harte has been with TIM and its predecessor firm since 1980 and has over 15 years of investment management experience. Mr. Rolle has been with TIM and its predecessor firm since 1967 and has over 30 years of investment management experience.


LARGE CAP VALUE FUND:


DEUTSCHE ASSET MANAGEMENT, INC.: Deutsche Asset Management, Inc. (DAMI), located at 130 Liberty Street, NYC02-3501, New York, New York 10006, serves as a Sub-Adviser to the Large Cap Value Fund. James A. Creighton, Managing Director and Head of Global Equity Index, serves as a portfolio manager of a portion of the assets of the Large Cap Value Fund. Prior to joining DAMI in 1999, Mr. Creighton was a managing director and chief investment officer of global index investments at Barclays Global Investors and prior to that division president of Barclays Global Investors Canada Limited.



IRIDIAN ASSET MANAGEMENT LLC: Iridian Asset Management LLC (Iridian), located at 276 Post Road West, Westport, Connecticut 06880, serves as a Sub-Adviser to the Large Cap Value Fund. David L. Cohen, Principal, of Iridian serves as portfolio manager for a portion of the assets of the Large Cap Value Fund. Mr. Cohen is one of Iridian's founding partners, and has 20 years of investment experience. Additionally, since November 1995, Mr. Cohen has been a Portfolio Manager at Arnhold and S. Bleichroeder Advisers, Inc. with responsibility for First Eagle Fund of America, a separate series of First Eagle Trust, a registered investment company.



LSV ASSET MANAGEMENT: LSV Asset Management (LSV), located at 181 West Madison Avenue, Chicago, Illinois 60602, serves as a Sub-Adviser to the Large Cap Value Fund. Josef Lakonishok, Robert Vishny and Menno Vermeulen of LSV serve as portfolio managers of a portion of the assets of the Large Cap Value Fund. They are officers and partners of LSV. An affiliate of SIMC owns an interest in LSV. SIMC pays LSV a fee, which is calculated and paid monthly, based on an annual rate of 0.20% of the average monthly market value of the assets of the portion of the Fund managed by LSV.



SANFORD C. BERNSTEIN & CO., LLC: Sanford C. Bernstein & Co., LLC (Bernstein), located at 767 Fifth Avenue, New York, New York 10153, serves as a Sub-Adviser to the Large Cap Value Fund. Lewis A. Sanders and Marilyn Goldstein Fedak serve as portfolio managers of a portion of the assets of the Large Cap Value Fund on behalf of Bernstein. Mr. Sanders is a Director of Bernstein since September 2000 and is Vice Chairman, Chief Investment Officer and a Director of Alliance Capital Management Corporation since October 2000. Mr. Sanders previously served as Chairman of the Board of Directors and Chief Executive Officer of Bernstein since 1993. Ms. Fedak is an Executive Vice President and Chief Investment Officer-U.S.Value Equities of Alliance Capital Management Corporation since October 2000 and prior to that Chief Investment Officer and Chairman of the U.S. Equity Investment Policy Group at Bernstein since 1993.



LARGE CAP GROWTH FUND:



ALLIANCE CAPITAL MANAGEMENT L.P.: Alliance Capital Management L.P. (Alliance), located at 1345 Avenue of the Americas, New York, New York 10105, serves as a Sub-Adviser to the Large Cap Growth Fund. A committee of investment professionals at Alliance manages a portion of the assets of the Large Cap Growth Fund.



DUNCAN-HURST CAPITAL MANAGEMENT INC.: Duncan-Hurst Capital Management Inc. (Duncan-Hurst), located at 4365 Executive Drive, Suite 1520, San Diego, California 92121, serves as a Sub-Adviser to the Large Cap Growth Fund. David Magee serves as portfolio manager for a portion of the assets of the Large Cap Growth Fund. Mr. Magee joined Duncan-Hurst in 1992 and is Vice President and Portfolio Manager. He has over 17 years of investment experience.



PEREGRINE CAPITAL MANAGEMENT INC.: Peregrine Capital Management Inc. (Peregrine), located at 800 LaSalle Avenue, Suite 1850, Minneapolis, Minnesota 55402, serves as a Sub-Adviser to the Large Cap Growth Fund. John Dale, Senior Vice President and Portfolio Manager, and Gary Nussbaum, Senior Vice President and Portfolio Manager, of Peregrine serve as

28                                       SEI INVESTMENTS / PROSPECTUS


portfolio managers for a portion of the assets of the Large Cap Growth Fund. Mr. Dale joined Peregrine in 1987, and has 32 years of investment management experience. Mr. Nussbaum joined Peregrine in 1990, and has 12 years of investment management experience.



TRANSAMERICA INVESTMENT MANAGEMENT, LLC: Transamerica Investment Management, LLC
(TIM), located at 1150 S. Olive St., 27th Floor, Los Angeles, California, 90015, serves as a Sub-Adviser to the Large Cap Growth Fund. Jeffrey S. Van Harte, CFA, Senior Vice President, Portfolio Manager and Head of Equities, and Gary U. Rolle, CFA, President and Chief Investment Officer of TIM serve as portfolio managers of a portion of the assets of the Large Cap Value Fund. Mr. Van Harte has been with TIM and its predecessor firm since 1980 and has over 15 years of investment management experience. Mr. Rolle has been with TIM and its predecessor firm since 1967 and has over 30 years of investment management experience.


SMALL CAP FUND:


ARTISAN PARTNERS LIMITED PARTNERSHIP: Artisan Partners Limited Partnership (Artisan), located at 1000 North Water Street, Suite 1770, Milwaukee, Wisconsin 53202, serves as a Sub-Adviser to the Small Cap Fund. Scott C. Satterwhite and James C. Kieffer, both Managing Directors of Artisan serve as portfolio managers of a portion of the assets of the Small Cap Fund. Prior to joining Artisan in 1997, Mr. Satterwhite was a Portfolio Manager at Wachovia Bank, N.A. and Mr. Kieffer was a research analyst at the investment firm McColl Partners.



CHARTWELL INVESTMENT PARTNERS: Chartwell Investment Partners (Chartwell), located at 1235 Westlakes Drive, Suite 330, Berwyn, Pennsylvania 19312, serves as a Sub-Adviser to the Small Cap Fund. David C. Dalrymple, Managing Partner and Senior Portfolio Manager, and Babak Zenouzi, Partner and Senior Portfolio Manager of Chartwell, serve as portfolio managers for a portion of the assets of the Small Cap Fund. Mr. Dalrymple has been with Chartwell since 1997. Prior to joining Chartwell, Mr. Dalrymple was a Portfolio Manager with Delaware Investment Advisers from 1991-1997. Mr. Zenouzi joined the firm in November 1999 after seven years with Delaware Investment Advisers, where he served as a Portfolio Manager. Mr. Dalrymple and Mr. Zenouzi both have 16 years of investment experience.



DAVID J. GREENE AND COMPANY, LLC: David J. Greene and Company, LLC (David J. Greene), located at 599 Lexington Avenue, 12th Floor, New York, New York 10022, serves as a Sub-Adviser to the Small Cap Fund. Michael C. Greene, Chief Executive Officer, and Benjamin H. Nahum, Executive Vice President and Research Analyst, of David J. Greene serve as portfolio managers of a portion of the assets of the Small Cap Fund. Messrs. Greene and Nahum have been Principals of the firm for the past five years.



LSV ASSET MANAGEMENT: LSV Asset Management (LSV), located at 181 West Madison Avenue, Chicago, Illinois 60602, serves as a Sub-Adviser to the Small Cap Fund. Josef Lakonishok, Robert Vishny and Menno Vermeulen of LSV serve as portfolio managers of a portion of the assets of the Small Cap Fund. They are officers and partners of LSV. An affiliate of SIMC owns an interest in LSV. SIMC pays LSV a fee, which is calculated and paid monthly, based on an annual rate of 0.50% of the average monthly market value of the assets of the portion of the Fund managed by LSV.



MAZAMA CAPITAL MANAGEMENT, INC.: Mazama Capital Management, Inc. (Mazama), located at One Southwest Columbia Street, Suite 1860, Portland, Oregon 97258, serves as a Sub-Adviser to the Small Cap Fund. Ronald A. Sauer, a founder, President and Senior Portfolio Manager of Mazama and Stephen C. Brink, CFA, Vice President, Director of Research and Portfolio Manager of Mazama serve as Portfolio Managers of the portion of the Small Cap Fund's assets managed by Mazama. Prior to founding Mazama in October 1997, Mr. Sauer was President and Director of Research at Black & Company Asset Management. Mr. Sauer has over 21 years of investment experience. Prior to joining Mazama in 1997, Mr. Brink was Chief Investment Officer at US Trust's Pacific Northwest office. Mr. Brink has over 24 years of investment experience.

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MCKINLEY CAPITAL MANAGEMENT INC.: McKinley Capital Management Inc. (McKinley Capital), located at 3301 C Street, Suite 500, Anchorage, Alaska 99503, serves as a Sub-Adviser to the Small Cap Fund. Robert B. Gillam, Frederic H. Parke and Sheldon Lien of McKinley Capital serve as portfolio managers to a portion of the assets of the Small Cap Fund. Mr. Gillam has been the Chief Investment Officer at McKinley Capital since the firm's inception in 1990, and has over 22 years of investment experience. Mr. Parke joined McKinley Capital in 1997. Prior to joining McKinley Capital, Mr. Parke was a Trader and Portfolio Manager at TransGlobal Investments from 1995 to 1997. Mr. Parke has 21 years of investment experience. Mr. Lien has been with McKinley Capital since 1995.



NICHOLAS-APPLEGATE CAPITAL MANAGEMENT: Nicholas-Applegate Capital Management (Nicholas-Applegate), located at 600 West Broadway, Suite 2900, San Diego, California 92101, serves as a Sub-Adviser to the Small Cap Fund. Catherine Somhegyi Nicholas serves as Chief Investment Officer of Nicholas-Applegate overseeing the firm's global equity management and trading strategies. Stacie R. Nutt, Ph.D. is the lead portfolio manager of the portfolio management team responsible for the day-to-day management of a portion of the Small Cap Fund's assets. Mr. Nutt has been a fund manager and investment team leader since 1999. Prior to joining Nicholas-Applegate, he had six years of investment experience with Vestek Systems, Inc. and Virginia Tech and Georgia Institute of Technology.



RS INVESTMENT MANAGEMENT, L.P.: RS Investment Management, L.P. (RSIM), located at 388 Market Street, Suite 200, San Francisco, California 94111, serves as a Sub-Adviser to the Small Cap Fund. Jim Callinan of RSIM serves as portfolio manager of a portion of the assets of the Small Cap Fund. Mr. Callinan is a managing director of RSIM. He joined RSIM in June 1996 after nine years at Putnam Investments (Putnam) in Boston, where he served as a portfolio manager of the Putnam OTC Emerging Growth Fund.



SAWGRASS ASSET MANAGEMENT, LLC: Sawgrass Asset Management, LLC (Sawgrass), located at 4337 Pablo Oaks Court, Jacksonville, Florida 32224, serves as a Sub-Adviser to the Small Cap Fund. Dean McQuiddy, CPA, of Sawgrass serves as portfolio manager of a portion of the assets of the Small Cap Fund. Mr. McQuiddy, a founding Principal of Sawgrass, has 18 years of investment experience. Prior to joining Sawgrass, he created the Barnett Small Cap Growth Product.



SECURITY CAPITAL RESEARCH AND MANAGEMENT INCORPORATED: Security Capital Research and Management Incorporated (Security Capital), located at 11 South LaSalle Street, Chicago, Illinois 60603, serves as a Sub-Adviser to the Small Cap Fund. Anthony R. Manno, Jr., Kenneth D. Statz, and Kevin W. Bedell comprise the Portfolio Management Committee of Security Capital. The Portfolio Management Committee is responsible for determining the portfolio composition for the Fund's assets allocated to Security Capital. The members of the Portfolio Management Committee have an average of 18 years of investment experience.



STERLING CAPITAL MANAGEMENT: Sterling Capital Management (Sterling), located at One First Union Center, 301 College Street, Suite 3200, Charlotte, North Carolina 28202, serves as a Sub-Adviser to the Small Cap Fund. Eduardo A. Brea, CFA, and Brian R. Wilson, CFA, of Sterling serve as portfolio managers for a portion of the assets of the Small Cap Fund. Mr. Brea and Mr. Walton both joined Sterling in 1995, and each is a Principal and Equity Portfolio Manager and Analyst. Mr. Brea and Mr. Walton each have over 10 years of investment experience.



WALL STREET ASSOCIATES: Wall Street Associates (WSA), located at 1200 Prospect Street, Suite 100, La Jolla, California 92037, serves as a Sub-Adviser to the Small Cap Fund. William Jeffery III and Kenneth F. McCain of WSA serve as portfolio managers of a portion of the assets of the Small Cap Fund. Each is a controlling principal of WSA. They each have over 29 years of investment management experience. David Baratta, who joined WSA in 1999, also serves as a portfolio manager of a portion of the assets of the Small Cap Fund. Prior to joining WSA, Mr. Baratta was a portfolio manager of Morgan Grenfell, Inc. for 5 years. He has over 19 years of investment experience.

30                                       SEI INVESTMENTS / PROSPECTUS

INTERNATIONAL EQUITY FUND:


BLACKROCK INTERNATIONAL, LTD.: BlackRock International, Ltd. (BlackRock International), located at 7 Castle Street, Edinburgh, EH23AM, Scotland, serves as a Sub-Adviser to the International Equity Fund. Albert B. Morillo, Managing Director and Senior Portfolio Manager, heads an investment committee at BlackRock International that serves as portfolio manager of the portion of the International Equity Fund's assets managed by BlackRock International. Prior to joining BlackRock International in January 2000, Mr. Morillo was the head of the European Team at Scottish Widows Investment Management.



CAPITAL GUARDIAN TRUST COMPANY: Capital Guardian Trust Company (Capital Guardian), located at 630 5th Avenue, 36th Floor, New York, New York 10111, serves as a Sub-Adviser to the International Equity Fund. A committee of investment professionals at Capital Guardian manages a portion of the assets of the International Equity Fund.



JF INTERNATIONAL MANAGEMENT INC.: JF International Management Inc. (JFIMI), located at 47th Floor, Jardine House, 1 Connaught Place, Central Hong Kong, serves as a Sub-Adviser to the International Equity Fund. Richard Titherington and Simon Jones of JFIMI serve as portfolio managers for a portion of the assets of the International Equity Fund. Mr. Titherington has been with JFIMI for 15 year, and has over 17 years of investment experience. Mr. Jones has been with JFIMI for 6 years, and has over 15 years of investment experience.



MARTIN CURRIE, INC.: Martin Currie, Inc. (Martin Currie), located at Saltire Court, 20 Castle Terrace, Edinburgh, EH12ES, Scotland, serves as a Sub-Adviser to the International Equity Fund. Michael Thomas and Keith Donaldson of Martin Currie serve as portfolio managers of a portion of the assets of the International Equity Fund. Mr. Thomas joined Martin Currie in 1989, and has 27 years of investment experience. Prior to joining Martin Currie in 1997, Mr. Donaldson was the vice president and head of Japanese equity sales at Morgan Stanley from 1996 to 1997, and head of research at Salomon Brothers in Tokyo from 1990 to 1996. Mr. Donaldson has 22 years of investment experience.



MORGAN STANLEY INVESTMENT MANAGEMENT INC.: Morgan Stanley Investment Management Inc. (MSIM), located at 1221 Avenue of the Americas, New York, New York 10020, serves as a Sub-Adviser to the International Equity Fund. Dominic Caldecott, Peter Wright, and William Lock, each a Managing Director of MSIM, serve as portfolio managers of a portion of the assets of the International Equity Fund. Mr. Caldecott, who is also Chief Investment Officer of MSIM's London based investment advisory affiliate, Morgan Stanley Investment Management Limited, has been with MSIM for 15 years and has 20 years of investment experience. Peter Wright and William Lock have each been with the firm 5 and 7 years, respectively, and each has over 10 years of investment management experience.



OECHSLE INTERNATIONAL ADVISORS, LLC: Oechsle International Advisors, LLC (Oechsle), located at One International Place, 23rd Floor, Boston, Massachusetts 02110, serves as a Sub-Adviser to the International Equity Fund. S. Dewey Keesler, Jr. and Kathleen Harris of Oechsle serve as portfolio managers of a portion of the assets of the International Equity Fund. Mr. Keesler is a Managing Principal, the Chief Investment Officer and a Portfolio
Manager/Research Analyst with responsibility for coordinating the firm's investment activities. He has twenty years of international investment experience, investing in markets all over the world. Ms. Harris joined Oechsle in 1995 and is a Principal and Portfolio Manager/Research Analyst.


EMERGING MARKETS EQUITY FUND:

THE BOSTON COMPANY ASSET MANAGEMENT: The Boston Company Asset Management (The Boston Company), located at One Boston Place, Boston, Massachusetts 02108, serves as a Sub-Adviser to the Emerging Markets Equity Fund. D. Kirk Henry, CFA and Senior Vice President of The Boston Company serves as portfolio manager for a portion of the assets of the Emerging Markets Equity Fund. Since joining The Boston Company in 1994, Mr. Henry has had primary responsibility for the firm's Emerging Markets Equity product and International Equity strategies.


MORGAN STANLEY INVESTMENT MANAGEMENT INC.: Morgan Stanley Investment Management Inc. (MSIM), located at 1221 Avenue of the Americas, New York, New York 10020, serves as a Sub-Adviser to the Emerging Markets Equity Fund.

SEI INVESTMENTS / PROSPECTUS                                       31


Michael Perl and Robert L. Meyer of MSIM serve as portfolio managers of a portion of the assets of the Emerging Markets Equity Fund. Mr. Perl is a Principal and joined MSIM in 1998 after 6 years at Bankers Trust Australia, where he served as a Portfolio Manager. Mr. Meyer is a Managing Director and joined MSIM in 1989.


NICHOLAS-APPLEGATE CAPITAL MANAGEMENT: Nicholas-Applegate Capital Management (Nicholas-Applegate), located at 600 West Broadway, Suite 2900, San Diego, California 92101, serves as a Sub-Adviser to the Emerging Markets Equity Fund. Catherine Somhegyi Nicholas serves as Chief Investment Officer of Nicholas-Applegate overseeing the firm's global equity management and trading strategies. The firm's Emerging Markets portfolio management team is responsible for the day-to-day management of a portion of the Emerging Markets Equity Fund's assets. The lead team members are Larry Speidell, Andrew Beal, Ernesto Ramos Ph.D. and Jessica L.G. Occhialini. Mr. Speidell and Mr. Ramos have been employed by Nicholas-Applegate since 1995. Mr. Beal joined Nicholas-Applegate in 2001 and has 10 years prior investment management experience with Schroder Investment Management (UK) Ltd.

SCHRODER INVESTMENT MANAGEMENT NORTH AMERICA INC.: Schroder Investment Management North America Inc. (Schroders), located at 1301 Avenue of the Americas, New York, New York 10019, serves as a Sub-Adviser to the Emerging Markets Equity Fund. A team of investment professionals at Schroders manages a portion of the assets of the Emerging Markets Equity Fund. Giles Neville is the product manager for the Emerging Markets Committee at Schroders. Mr. Neville has over 13 years of investment experience.


SG PACIFIC ASSET MANAGEMENT, INC. AND SGY ASSET MANAGEMENT (SINGAPORE) LIMITED:
SG Pacific Asset Management, Inc. (SG Pacific) and SGY Asset Management (Singapore) Limited (SGY), located at 560 Lexington Avenue, New York, New York 10022, serves as a Sub-Adviser to the Emerging Markets Equity Fund. Marco Wong of SG Pacific and SGY, serves as portfolio manager of a portion of the assets of the Emerging Markets Equity Fund. Mr. Wong leads the management team for the assets of the Fund allocated to SG Pacific and SGY. Mr. Wong has been with SG Yamaichi Asset Management Co., Ltd., the parent of SGY and SG Pacific, since 1986.


CORE FIXED INCOME FUND:

BLACKROCK FINANCIAL MANAGEMENT, INC.: BlackRock Financial Management, Inc. (BlackRock), located at 345 Park Avenue, 30th Floor, New York, New York 10154, serves as a Sub-Adviser to the Core Fixed Income Fund. Keith Anderson and Andrew Phillips of BlackRock serve as portfolio managers of a portion of the assets of the Core Fixed Income Fund. Mr. Anderson is a Managing Director, Chief Investment Officer, Fixed Income and Co-Chair of Investment Strategy Group at BlackRock, and has 18 years' experience investing in fixed income securities. Mr. Phillips is also a Managing Director and portfolio manager with primary responsibility for the management of the firm's investment activities in fixed-rate mortgage securities with over 15 years of experience investing in fixed income securities.

ROBERT W. BAIRD & CO., INCORPORATED: Robert W. Baird & Co., Incorporated (Baird), located at 777 E. Wisconsin Avenue, Milwaukee, Wisconsin 53202, serves as a Sub-Adviser to the Core Fixed Income Fund. Charles B. Groeschell of Baird serves as portfolio manager of the portion of the Core Fixed Income Fund's assets managed by Baird. Prior to joining Baird in February 2000, Mr. Groeschell was a Senior Vice President and portfolio manager at Firstar Investment Management & Research Company, LLC. Mr. Groeschell has over 18 years of investment experience.

WESTERN ASSET MANAGEMENT COMPANY: Western Asset Management Company (Western Asset), located at 117 East Colorado Boulevard, Pasadena, California 91105, serves as a Sub-Adviser to the Core Fixed Income Fund. A committee of investment professionals at Western Asset, led by Chief Investment Officer Kenneth Leech, manages a portion of the assets of the Core Fixed Income Fund.

32                                       SEI INVESTMENTS / PROSPECTUS

HIGH YIELD BOND FUND:

CREDIT SUISSE ASSET MANAGEMENT LLC: Credit Suisse Asset Management LLC (Credit Suisse), located at 153 East 53rd Street, New York, New York 10022, serves as a Sub-Adviser to the High Yield Bond Fund. Richard J. Lindquist, CFA, of Credit Suisse serves as portfolio manager of the High Yield Bond Fund. Mr. Lindquist joined Credit Suisse in 1995 as a result of Credit Suisse's acquisition of CS First Boston Investment Management, and has over 15 years of investment management experience, all of which were with high yield bonds.


NICHOLAS-APPLEGATE CAPITAL MANAGEMENT: Nicholas-Applegate Capital Management (Nicholas-Applegate), located at 600 West Broadway, Suite 2900, San Diego, California 92101, serves as a Sub-Adviser to the High Yield Bond Fund. A team of investment professionals, led by Doug G. Forsyth, CFA, serve as portfolio managers for a portion of the assets of the High Yield Bond Fund. Mr. Forsyth, Lead Portfolio Manager of High Yield & Convertibles at Nicholas-Applegate, joined Nicholas-Applegate in 1994, and has 10 years of investment experience.


NOMURA CORPORATE RESEARCH AND ASSET MANAGEMENT INC.: Nomura Corporate Research and Asset Management Inc. (Nomura), located at 2 World Financial Center, Building B, 25th Floor, New York, New York 10281, serves as a Sub-Adviser to the High Yield Bond Fund. Robert Levine, CFA, President and Chief Executive Officer of Nomura applies a team approach to portfolio management by working alongside his team of portfolio managers, David Crall, CFA, Director; Stephen Kotsen, CFA, Vice President; and Seth Chadbourne, CFA, Vice President, to manage Nomura's high yield bond portfolios and research analysis. Prior to joining Nomura, Mr. Levine was President of Kidder, Peabody High Yield Asset Management, Inc. and Managing Director of Kidder, Peabody & Co., where he created their first high yield bond mutual fund. David Crall and Seth Chadbourne have been with Nomura for nine and five years, respectively, working in both analyst and portfolio manager roles. Prior to joining Nomura in 1999, Stephen Kotsen worked at Lazard Freres Asset Management as a portfolio manager in the high yield group.


SHENKMAN CAPITAL MANAGEMENT, INC.: Shenkman Capital Management, Inc. (Shenkman), located at 461 Fifth Avenue, New York, New York 10017, serves as a Sub-Adviser to the High Yield Bond Fund. Mark Shenkman, President and Chief Investment Officer, and Frank Whitley, Executive Vice President, of Shenkman serve as portfolio managers for a portion of the assets of the High Yield Bond Fund. Mr. Shenkman has served in these roles since he founded the firm in 1985. Mr. Whitley joined Shenkman in 1988, and has co-managed the investment process since 1994. Mr. Shenkman and Mr. Whitley have a combined 48 years of investment experience.


INTERNATIONAL FIXED INCOME FUND:

STRATEGIC FIXED INCOME, LLC: Strategic Fixed Income, LLC (Strategic), located at 1001 Nineteenth Street North, Suite 1720, Arlington, Virginia 22209-1722, serves as a Sub-Adviser to the International Fixed Income Fund. Kenneth Windheim, Gregory Barnett and David Jallits of Strategic, serve as portfolio managers of the International Fixed Income Fund. Mr. Windheim is the President and Chief Investment Officer of Strategic. Prior to joining Strategic, Mr. Windheim was the Chief Investment Officer and Managing Director of the group which managed global fixed income portfolios at Prudential Asset Management. Prior to joining Strategic, Mr. Barnett was portfolio manager for the Pilgrim Multi-Market Income Fund. Prior to that, he was vice president and senior fixed income portfolio manager at Lexington Management. Prior to joining Strategic, Mr. Jallits was Senior Portfolio Manager for a hedge fund at Teton Partners. From 1992 to 1993, he was Vice President and Global Fixed Income Portfolio Manager at The Putnam Companies.

SEI INVESTMENTS / PROSPECTUS                                       33

PURCHASING AND SELLING FUND SHARES

This section tells you how to purchase and sell (sometimes called "redeem") shares of the Funds.

The Funds offer shares only to Eligible Investors that have signed an Investment Management Agreement with SIMC. Under each Agreement, SIMC will consult with the Eligible Investor to define its investment objectives, desired returns and tolerance for risk, and to develop a plan for the allocation of its assets. Each Agreement sets forth the fee to be paid to SIMC, which is ordinarily expressed as a percentage of the Eligible Investor's assets managed by SIMC. This fee, which is negotiated by the Eligible Investor and SIMC, may include a performance based fee or a fixed-dollar fee for certain specified services.

For information on how to open an account and set up procedures for placing transactions, call 1-800-DIAL-SEI.
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HOW TO PURCHASE FUND SHARES

You may purchase shares on any day that the New York Stock Exchange (NYSE) is open for business (a Business Day). However, Fund shares cannot be purchased by Federal Reserve wire on Federal holidays on which wire transfers are restricted.

Eligible Investors (as defined above) may purchase Class A shares by placing orders with the Funds' Transfer Agent (or their authorized agent). Institutions and intermediaries that use certain SEI proprietary systems may place orders electronically through those systems. Cash investments must be transmitted or delivered in federal funds to the Funds' wire agent by the close of business on the day after the order is placed. The Funds may reject any purchase order if they determine that accepting the order would not be in the best interests of the Funds or their shareholders. This includes those from any individual or group who, in the Funds' view are likely to engage in excessive trading (usually defined as more than four transactions out of a Fund within a calendar year).

When you purchase or sell Fund shares through certain financial institutions (rather than directly from the Funds), you may have to transmit your purchase and sale requests to these financial institutions at an earlier time for your transaction to become effective that day. This allows these financial institutions time to process your requests and transmit them to the Funds.

Certain other intermediaries, including certain broker-dealers and shareholder organizations, are authorized to accept purchase and redemption requests for Fund shares. These requests are normally executed at the net asset value per share (NAV) next determined after the intermediary receives the request. These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis.

If you deal directly with a financial institution or financial intermediary, you will have to follow the institution's or intermediary's procedures for transacting with the Funds. For more information about how to purchase or sell Fund shares through your financial institution, you should contact your financial institution directly. Investors may be charged a fee for purchase and/or redemption transactions effectuated through certain broker-dealers or other financial intermediaries.

Each Fund calculates its NAV once each Business Day at the regularly-scheduled close of normal trading on the NYSE (normally, 4:00 p.m. Eastern time). So, for you to receive the current Business Day's NAV, generally the Funds (or an authorized agent) must receive your purchase order in proper form before 4:00 p.m. Eastern time. The Fund will not accept orders that request a particular day or price for the transaction or any other special conditions.

34                                       SEI INVESTMENTS / PROSPECTUS

HOW THE FUNDS CALCULATE NAV

NAV for one Fund share is the value of that share's portion of the net assets of the Fund. In calculating NAV, a Fund generally values its investment portfolio at market price. If market prices are unavailable or the Funds think that they are unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees. Some Funds hold portfolio securities that are listed on foreign exchanges. These securities may trade on weekends or other days when the Funds do not calculate NAV. As a result, the market value of these Funds' investments may change on days when you cannot purchase or sell Fund shares.

MINIMUM PURCHASES

To purchase shares for the first time, Eligible Investors must invest at least $100,000 in any Fund. A Fund may accept investments of smaller amounts at its discretion.
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HOW TO SELL YOUR FUND SHARES

If you hold Fund Shares, you may sell your shares on any Business Day by following the procedures established when you opened your account or accounts. If you have questions, call 1-800-DIAL-SEI. If you own your shares through an account with a broker or other institution, contact that broker or institution to sell your shares. Your financial institution or intermediary may charge a fee for its services. The sale price of each share will be the next NAV determined after the Funds (or their authorized intermediary) receive your request.

RECEIVING YOUR MONEY

Normally, the Funds will make payment on your sale on the Business Day following the day on which they receive your request, but it may take up to seven days. You may arrange for your proceeds to be wired to your bank account.

REDEMPTIONS IN KIND

The Funds generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Funds' remaining shareholders) the Funds might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). Although it is highly unlikely that your shares would ever be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

A Fund may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons. More information about this is in the SAI.

TELEPHONE TRANSACTIONS

Purchasing and selling Fund shares over the telephone is extremely convenient, but not without risk. The Funds have certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions. If the Funds follow these procedures, the Funds will not be responsible for any losses or costs incurred by following telephone instructions that the Funds reasonably believe to be genuine.

DISTRIBUTION OF FUND SHARES

SEI Investments Distribution Co. ("SIDCo.") is the distributor of the shares of the Funds. SIDCo. receives no compensation for distributing the Funds' shares.

SEI INVESTMENTS / PROSPECTUS                                       35


DIVIDENDS, DISTRIBUTIONS AND TAXES


DIVIDENDS AND DISTRIBUTIONS

The Funds distribute their investment income periodically as a dividend to shareholders. It is the policy of the International Fixed Income, Emerging Markets Equity, and International Equity Funds to pay dividends periodically (at least once annually), the Core Fixed Income and High Yield Bond Funds to pay dividends monthly, and the Small Cap, Large Cap, Large Cap Value, and Large Cap Growth Funds to pay dividends quarterly. The Funds make distributions of capital gains, if any, at least annually.

You will receive dividends and distributions in cash unless otherwise stated.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below the Funds have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.

At least annually, each Fund will distribute substantially all of its net investment income and net realized capital gains, if any. If you are a taxable investor, the dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. If so, they are taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income tax rates. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains. Each sale of Fund shares may be a taxable event. For tax purposes, an exchange of your Fund shares for shares of a different Fund is the same as a sale.

The International Equity, Emerging Markets Equity, and International Fixed Income Funds may elect to pass through to you your pro rata share of foreign income taxes paid by each Fund. The Funds will notify you if it makes such election.

MORE INFORMATION ABOUT TAXES IS IN THE FUNDS' SAI.

36                                       SEI INVESTMENTS / PROSPECTUS


FINANCIAL HIGHLIGHTS


The tables that follow present performance information about the shares of the Large Cap, Large Cap Value, Large Cap Growth, Small Cap, International Equity, and Core Fixed Income Funds. This information is intended to help you understand each Fund's financial performance for the past five years, or, if shorter, the period of the Fund's operations. Some of this information reflects financial information for a single Fund share. The total returns in the tables represent the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and distributions.

This information has been audited by PricewaterhouseCoopers LLP, independent public accountants. Their report, along with each Fund's financial statements, appears in the Funds' annual report that accompanies the SAI. You can obtain the Funds' annual report, which contains more performance information, at no charge by calling 1-800-DIAL-SEI.

FOR THE PERIODS ENDED MAY 31
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                       NET
                                                     REALIZED
                                                       AND
                                                    UNREALIZED                 DISTRIBUTIONS   NET
                            NET ASSET                 GAINS/    DISTRIBUTIONS      FROM       ASSET
                              VALUE        NET       (LOSSES)     FROM NET       REALIZED     VALUE
                            BEGINNING   INVESTMENT      ON       INVESTMENT       CAPITAL     END OF   TOTAL
                            OF PERIOD     INCOME    SECURITIES     INCOME          GAINS      PERIOD  RETURN+
-------------------------------------------------------------------------------------------------------------
LARGE CAP FUND
-------------------------------------------------------------------------------------------------------------
 2001                         $19.48      $ 0.17      $(2.35)      $(0.17)        $(0.82)     $16.31  (11.54)%
-------------------------------------------------------------------------------------------------------------
 2000                          18.82        0.20        1.48        (0.19)         (0.83)      19.48    9.10
-------------------------------------------------------------------------------------------------------------
 1999                          16.35        0.20        2.88        (0.20)         (0.41)      18.82   19.40
-------------------------------------------------------------------------------------------------------------
 1998                          12.66        0.18        3.98        (0.18)         (0.29)      16.35   33.36
-------------------------------------------------------------------------------------------------------------
 1997(1)                       10.00        0.17        2.63        (0.14)            --       12.66   28.22
-------------------------------------------------------------------------------------------------------------
LARGE CAP VALUE FUND
-------------------------------------------------------------------------------------------------------------
 2001                         $10.38      $ 0.19      $ 0.84       $(0.20)        $(0.01)     $11.20   10.04%
-------------------------------------------------------------------------------------------------------------
 2000(2)                       10.00        0.06        0.34        (0.02)            --       10.38    4.00
-------------------------------------------------------------------------------------------------------------
LARGE CAP GROWTH FUND
-------------------------------------------------------------------------------------------------------------
 2001                         $ 9.96      $ 0.03      $(3.01)      $(0.03)        $   --      $ 6.95  (30.08)%
-------------------------------------------------------------------------------------------------------------
 2000(3)                       10.00        0.01       (0.04)       (0.01)            --        9.96   (0.24)
-------------------------------------------------------------------------------------------------------------
SMALL CAP FUND
-------------------------------------------------------------------------------------------------------------
 2001                         $13.66      $ 0.08      $ 0.96       $(0.09)        $(1.59)     $13.02    8.39%
-------------------------------------------------------------------------------------------------------------
 2000                          11.35        0.09        2.30        (0.08)            --       13.66   21.06
-------------------------------------------------------------------------------------------------------------
 1999                          13.12        0.03       (0.89)       (0.04)         (0.87)      11.35   (5.81)
-------------------------------------------------------------------------------------------------------------
 1998                          10.86        0.07        2.78        (0.07)         (0.52)      13.12   26.68
-------------------------------------------------------------------------------------------------------------
 1997(1)                       10.00        0.06        0.85        (0.05)            --       10.86    9.18
-------------------------------------------------------------------------------------------------------------

                                                                             RATIO OF
                                                                 RATIO OF      NET
                                          RATIO OF   RATIO OF    EXPENSES   INVESTMENT
                                          EXPENSES     NET      TO AVERAGE  INCOME TO
                                             TO     INVESTMENT     NET       AVERAGE
                             NET ASSETS   AVERAGE   INCOME TO     ASSETS    NET ASSETS  PORTFOLIO
                               END OF       NET      AVERAGE    (EXCLUDING  (EXCLUDING  TURNOVER
                            PERIOD (000)   ASSETS   NET ASSETS   WAIVERS)    WAIVERS)     RATE
--------------------------
LARGE CAP FUND
--------------------------
 2001                        $3,451,673     0.26%      0.98%       0.48%       0.76%        107%
--------------------------
 2000                         3,184,226     0.26       1.12        0.48        0.90          64
--------------------------
 1999                         1,669,945     0.26       1.16        0.48        0.94          60
--------------------------
 1998                         1,149,337     0.32       1.28        0.50        1.10          72
--------------------------
 1997(1)                        438,818     0.34       1.65        0.53        1.46          71
--------------------------
LARGE CAP VALUE FUND
--------------------------
 2001                          $350,978     0.28%      1.86%       0.46%       1.68%        104%
--------------------------
 2000(2)                        218,548     0.28       2.47        0.46        2.29          21
--------------------------
LARGE CAP GROWTH FUND
--------------------------
 2001                          $252,555     0.28%      0.31%       0.50%       0.09%        107%
--------------------------
 2000(3)                        232,400     0.28       0.58        0.51        0.35          13
--------------------------
SMALL CAP FUND
--------------------------
 2001                          $857,278     0.54%      0.63%       0.73%       0.44%        154%
--------------------------
 2000                           774,284     0.53       0.73        0.73        0.53         159
--------------------------
 1999                           338,839     0.54       0.33        0.73        0.14         154
--------------------------
 1998                           302,355     0.59       0.61        0.75        0.45         120
--------------------------
 1997(1)                        123,941     0.60       0.70        0.79        0.51         163
--------------------------

SEI INVESTMENTS / PROSPECTUS                                       37

                                                       NET
                                                     REALIZED
                                                       AND
                                                    UNREALIZED                 DISTRIBUTIONS   NET
                            NET ASSET                 GAINS/    DISTRIBUTIONS      FROM       ASSET
                              VALUE        NET       (LOSSES)     FROM NET       REALIZED     VALUE
                            BEGINNING   INVESTMENT      ON       INVESTMENT       CAPITAL     END OF   TOTAL
                            OF PERIOD     INCOME    SECURITIES     INCOME          GAINS      PERIOD  RETURN+
-------------------------------------------------------------------------------------------------------------
CORE FIXED INCOME FUND
-------------------------------------------------------------------------------------------------------------
 2001                         $ 9.82      $ 0.66      $ 0.67       $(0.66)        $   --      $10.49   13.92%
-------------------------------------------------------------------------------------------------------------
 2000                          10.22        0.61       (0.40)       (0.61)            --        9.82    2.07
-------------------------------------------------------------------------------------------------------------
 1999                          10.57        0.62       (0.18)       (0.63)         (0.16)      10.22    4.15
-------------------------------------------------------------------------------------------------------------
 1998                          10.13        0.64        0.50        (0.64)         (0.06)      10.57   11.60
-------------------------------------------------------------------------------------------------------------
 1997(1)                       10.00        0.64        0.17        (0.64)         (0.04)      10.13    8.28
-------------------------------------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND
-------------------------------------------------------------------------------------------------------------
 2001                         $13.61      $ 0.17      $(2.56)      $(0.16)        $(0.72)     $10.34  (18.21)%
-------------------------------------------------------------------------------------------------------------
 2000                          11.58        0.24        2.40        (0.14)         (0.47)      13.61   22.82
-------------------------------------------------------------------------------------------------------------
 1999                          11.35        0.10        0.65        (0.17)         (0.35)      11.58    6.93
-------------------------------------------------------------------------------------------------------------
 1998                          10.69        0.19        0.86        (0.16)         (0.23)      11.35   10.40
-------------------------------------------------------------------------------------------------------------
 1997(1)                       10.00        0.14        0.61        (0.05)         (0.01)      10.69    7.56
-------------------------------------------------------------------------------------------------------------

                                                                             RATIO OF
                                                                 RATIO OF      NET
                                          RATIO OF   RATIO OF    EXPENSES   INVESTMENT
                                          EXPENSES     NET      TO AVERAGE  INCOME TO
                                             TO     INVESTMENT     NET       AVERAGE
                             NET ASSETS   AVERAGE   INCOME TO     ASSETS    NET ASSETS  PORTFOLIO
                               END OF       NET      AVERAGE    (EXCLUDING  (EXCLUDING  TURNOVER
                            PERIOD (000)   ASSETS   NET ASSETS   WAIVERS)    WAIVERS)     RATE
--------------------------
CORE FIXED INCOME FUND
--------------------------
 2001                        $2,131,474     0.18%      6.47%       0.37%       6.28%        399%
--------------------------
 2000                         1,999,815     0.18       6.20        0.40        5.98         383
--------------------------
 1999                         1,046,367     0.18       5.81        0.41        5.58         393
--------------------------
 1998                           763,236     0.20       6.13        0.41        5.92         324
--------------------------
 1997(1)                        349,304     0.21       6.60        0.42        6.39         194
--------------------------
INTERNATIONAL EQUITY FUND
--------------------------
 2001                        $1,190,830     0.48%      1.68%       0.67%       1.49%         71%
--------------------------
 2000                         1,186,706     0.43       1.08        0.64        0.87          74
--------------------------
 1999                           690,389     0.43       1.40        0.66        1.17          82
--------------------------
 1998                           554,421     0.53       2.21        0.70        2.04         109
--------------------------
 1997(1)                        384,663     0.63       1.73        0.82        1.54         120
--------------------------

+ Returns are for the period indicated and have not been annualized.

(1) Commenced operations on June 14, 1996. All ratios for the period have been annualized.


(2) Commenced operations on January 31, 2000. All ratios for the period have been annualized.



(3) Commenced operations on February 28, 2000. All ratios for the period have been annualized.



Amounts designated as "--" are either $0 or have been rounded to $0.

SEI INVESTMENTS



More information about the Funds is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI dated September 30, 2001, includes detailed information about SEI Institutional Investments Trust. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS

These reports list the Funds' holdings and contain information from the Funds' managers about fund strategies, and market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Funds.

TO OBTAIN MORE INFORMATION:

By Telephone:  Call 1-8OO-DIAL-SEI

By Mail:       Write to the Funds at:
               One Freedom Valley Drive Oaks, PA 19456

By Internet:   http://www.seic.com

From the SEC: You can obtain the SAI or the Annual Report and Semi-Annual Reports, as well as other information about SEI Institutional Investments Trust, from the EDGAR Database on the SEC's website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 1-202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following public address: publicinfo@sec.gov.

The Trust's Investment Company Act registration number is 811-7257. SEI-F-145 (9/01)

                      SEI INSTITUTIONAL INVESTMENTS TRUST

Adviser:

  SEI Investments Management Corporation

Administrator:

  SEI Investments Fund Management

Distributor:

  SEI Investments Distribution Co.

Sub-Advisers:




Alliance Capital Management L.P.
Artisan Partners Limited Partnership
BlackRock Financial Management, Inc.
BlackRock International, Ltd.
The Boston Company Asset Management
Capital Guardian Trust Company
Chartwell Investment Partners
Credit Suisse Asset Management, LLC
David J. Greene and Company, LLC
Deutsche Asset Management, Inc.
Duncan-Hurst Capital Management Inc.
Iridian Asset Management LLC
JF International Management, Inc.
LSV Asset Management, L.P.
Martin Currie Inc.
Mazama Capital Management, Inc.
McKinley Management Capital, Inc.
Morgan Stanley Investment
  Management Inc.
Nicholas-Applegate Capital Management
Nomura Corporate Research and
  Asset Management Inc.
Oechsle International Advisers, LLC
Peregrine Capital Management Inc.
Robert W. Baird & Co., Incorporated
RS Investment Management, L.P.
Sanford C. Bernstein & Co., LLC
Sawgrass Asset Management, LLC
Security Capital Research and Management
  Group Incorporated
Schroder Investment Management
  North America Inc.
Shenkman Capital Management
Sterling Capital Management
Strategic Fixed Income, LLC
Transamerica Investment Management, LLC
Wall Street Associates
Western Asset Management Company



    This STATEMENT OF ADDITIONAL INFORMATION is not a Prospectus. It is intended to provide additional information regarding the activities and operations of the SEI Institutional Investments Trust (the "Trust") and should be read in conjunction with the Trust's Prospectus dated September 30, 2001. A Prospectus may be obtained through SEI Investments Distribution Co., Oaks, Pennsylvania 19456.

                               TABLE OF CONTENTS


The Trust.................................................................   S-3
Investment Objectives and Policies........................................   S-3
Description of Permitted Investments and Risk Factors.....................   S-7
Description of Ratings....................................................  S-24
Investment Limitations....................................................  S-25
The Administrator and Transfer Agent......................................  S-26
The Adviser and Sub-Advisers..............................................  S-28
Distribution..............................................................  S-33
Trustees and Officers of the Trust........................................  S-34
Performance...............................................................  S-36
Purchase and Redemption of Shares.........................................  S-37
Taxes.....................................................................  S-39
Fund Transactions.........................................................  S-41
Description of Shares.....................................................  S-44
Limitation of Trustees' Liability.........................................  S-44
Code of Ethics............................................................  S-45
Voting....................................................................  S-45
Shareholder Liability.....................................................  S-45
5% Shareholders...........................................................  S-46
Master/Feeder Option......................................................  S-48
Custodian.................................................................  S-48
Experts...................................................................  S-48
Legal Counsel.............................................................  S-48
Financial Statements......................................................  S-48



September 30, 2001

                                   THE TRUST

    SEI Institutional Investments Trust (the "Trust") is an open-end management investment company that has diversified and non-diversified funds. The Trust was organized as a Massachusetts business trust under a Declaration of Trust dated March 1, 1995. The Declaration of Trust permits the Trust to offer separate series ("funds") of units of beneficial interest ("shares") and different classes of shares. Each share of each fund represents an equal proportionate interest in that fund with each other share of that fund.

    The management and affairs of the Trust are supervised by the Trustees under the laws of the Commonwealth of Massachusetts. The Trustees have approved contracts under which, as described above, certain companies provide essential management services to the Trust. All consideration received by the Trust for shares of any fund, and all assets of such fund belong to that fund and would be subject to the liabilities related thereto. The Trust pays its expenses, including the fees of its service providers, audit and legal expenses, expenses of preparing prospectuses, proxy solicitation materials and reports to shareholders, costs of custodial services and registering the shares under federal and state securities laws, pricing, insurance expenses, litigation and other extraordinary expenses, brokerage costs, interest charges, taxes and organizational expenses.

    This Statement of Additional Information relates to the following funds:
Large Cap, Large Cap Value, Large Cap Growth, Small Cap, Core Fixed Income, High Yield Bond, International Fixed Income, Emerging Markets Equity and International Equity Funds (each a "Fund" and, together, the "Funds").

                       INVESTMENT OBJECTIVES AND POLICIES

    LARGE CAP FUND--The investment objective of the Large Cap Fund is long-term growth of capital and income.


    Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities of large companies (I.E., companies with market capitalizations of more than $1 billion at the time of purchase). Any remaining assets may be invested in investment grade fixed income securities, including variable and floating rate securities, or in equity securities of smaller companies that the Fund's Sub-Advisers believe are appropriate in light of the Fund's objective. The Fund may also purchase illiquid securities, shares of other investment companies and real estate investment trusts ("REITs"), when-issued and delayed-delivery securities and zero coupon obligations. The Fund may also borrow money and lend its securities to qualified borrowers.


    LARGE CAP VALUE FUND--The investment objective of the Large Cap Value Fund is long-term growth of capital and income.


    Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities of large companies (i.e., companies with market capitalizations of more than $1 billion). The Fund will invest primarily in a diversified portfolio of high quality, income producing common stocks of large companies which, in the opinion of the Sub-Advisers, are undervalued in the marketplace at the time of purchase. In general, the Sub-Advisers characterize high quality securities as those that have above-average reinvestment rates. The Sub-Advisers also consider other factors, such as earnings and dividend growth prospects, as well as industry outlook and market share. Any remaining assets may be invested in other equity securities and in investment grade fixed income securities. Investment grade fixed income securities are securities that are rated at least BBB by Standard & Poor's Corporation ("S&P") or Baa by Moody's Investors Service, Inc. ("Moody's"). The Fund may also borrow money, invest in illiquid securities, when-issued and delayed-delivery securities, shares of REITs, and shares of other investment companies, and lend its securities to qualified buyers.


    LARGE CAP GROWTH FUND--The investment objective of the Large Cap Growth Fund is capital appreciation.

    Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities of large companies (I.E., companies with market capitalizations of more than $1 billion). The Fund will invest primarily in equity securities of large companies which, in the opinion of the Sub-Advisers, possess significant growth potential. Any remaining assets may be invested in investment grade fixed income securities or in equity securities of smaller companies that the Fund's Sub-Advisers believe are appropriate in light of the Fund's objective. The Fund may also borrow money, invest in illiquid securities, when-issued and delayed-delivery securities, shares of REITs, and shares of other investment companies, and lend its securities to qualified buyers.


    SMALL CAP FUND--The investment objective of the Small Cap Fund is capital appreciation.


    Under normal circumstances, the Fund will invest at least 80% of its net assets in the equity securities of smaller companies (I.E., companies with market capitalizations of less than $2 billion at the time of purchase). Any remaining assets may be invested in investment grade fixed income securities, including variable and floating rate securities, or in equity securities of larger companies that the Fund's Sub-Advisers believe are appropriate in light of the Fund's objective. The Fund may also purchase illiquid securities, shares of other investment companies and REITs, when-issued and delayed-delivery securities and zero coupon obligations. The Fund may also borrow money and lend its securities to qualified borrowers.


    INTERNATIONAL EQUITY FUND--The International Equity Fund seeks to provide capital appreciation.


    Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities. The Fund will invest primarily in equity securities of non-U.S. issuers located in at least three different countries. Any remaining assets will be invested in securities of emerging markets issuers, U.S. or non-U.S. cash reserves and money market instruments, as well as variable and floating rate securities. The Fund may also purchase illiquid securities, shares of other investment companies, obligations of supranational entities, when-issued and delayed-delivery securities and zero coupon obligations. The Fund may also borrow money, enter into forward foreign currency and swap contracts and lend its securities to qualified buyers.


    Securities of non-U.S. issuers purchased by the Fund may be purchased on exchanges in foreign markets, on U.S. registered exchanges or the domestic or foreign over-the-counter markets.

    EMERGING MARKETS EQUITY FUND--The Emerging Markets Equity Fund seeks to provide capital appreciation.


    Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities of emerging markets issuers. The Fund defines an emerging market country as any country the economy and market of which the World Bank or the United Nations considers to be emerging or developing. The Fund's Sub-Advisers consider emerging market issuers to include companies the securities of which are principally traded in the capital markets of emerging market countries; that derive at least 50% of their total revenue from either goods produced, sales made or services rendered in emerging market countries, regardless of where the securities of such companies are principally traded; or that are organized under the laws of and have a principal office in an emerging market country. Under normal market conditions, the Fund maintains investments in at least six emerging market countries and does not invest more than 35% of its total assets in any one country.


    The Fund may invest any remaining assets in investment grade fixed income securities, including variable and floating rate securities, of emerging market governments and companies, and may invest up to 5% of its total assets in securities that are rated below investment grade. Certain securities issued by governments of emerging market countries are or may be eligible for conversion into investments in emerging market companies under debt conversion programs sponsored by such governments. Bonds rated below investment grade are often referred to as "junk bonds." Such securities involve greater risk of default or price volatility than investment grade securities.


    When in the Fund's Sub-Adviser's opinion there is an insufficient supply of suitable securities from emerging market issuers, the Fund may invest up to 20% of its total assets in the equity securities of non-emerging market companies contained in the Morgan Stanley Capital International Europe, Australia and Far East Index (the "EAFE Index"). These companies typically have larger average market capitalizations than the emerging market companies in which the Fund generally invests.


    Securities of non-U.S. issuers purchased by the Fund may be purchased on exchanges in foreign markets, on U.S. registered exchanges or the domestic or foreign over-the-counter markets, and may be purchased in initial public offerings. The Fund may also purchase illiquid securities, including "special situation" securities, shares of other investment companies, obligations of supranational entities, when-issued and delayed-delivery securities and zero coupon obligations. The Fund may also borrow money, enter into forward foreign currency transactions and swap contracts and lend its securities to qualified buyers.

    CORE FIXED INCOME FUND--The investment objective of the Core Fixed Income Fund is current income consistent with the preservation of capital.


    Under normal circumstances, the Fund will invest at least 80% of its net assets in fixed income securities. The Fund invests primarily in investment grade fixed income securities. The Fund may acquire all types of fixed income securities issued by domestic and foreign private and governmental issuers, including mortgage-backed and asset-backed securities and variable and floating rate securities. The Fund may invest not only in traditional fixed income securities, such as bonds and debentures, but in structured securities that make interest and principal payments based upon the performance of specified assets or indices. Structured securities include mortgage-backed securities such as pass-through certificates, collateralized mortgage obligations and interest and principal only components of mortgage-backed securities. The Fund may also invest in mortgage dollar roll transactions, construction loans, Yankee obligations, illiquid securities, shares of other investment companies, obligations of supranational agencies, warrants, when-issued and delayed-delivery securities and zero coupon obligations. The Fund may also borrow money and lend its securities to qualified borrowers.



    The Core Fixed Income Fund invests in a portfolio with a dollar-weighted average duration that will, under normal market conditions, stay within plus or minus 20% of what the Sub-Advisers believe to be the average duration of the domestic bond market as a whole. The Sub-Advisers base their analysis of the average duration of the domestic bond market on bond market indices which they believe to be representative. The Sub-Advisers currently use the Lehman Aggregate Bond Index for this purpose.


    HIGH YIELD BOND FUND--The investment objective of the High Yield Bond Fund is to maximize total return.


    Under normal circumstances, the Fund will invest at least 80% of its net assets in fixed income securities that are below investment grade, I.E., rated below the top four rating categories by a nationally recognized statistical rating organization ("NRSRO") at the time of purchase, or, if not rated, determined to be of comparable quality by the Fund's Sub-Advisers. Below investment grade securities are commonly referred to as "junk bonds," and generally entail increased credit and market risk. See "Lower Rated Securities" in "General Investment Policies and Risk Factors." The achievement of the Fund's investment objective may be more dependent on the Sub-Advisers' own credit analysis than would be the case if the Fund invested in higher rated securities. There is no bottom limit on the ratings of high yield securities that may be purchased and held by the Fund. These securities may have predominantly speculative characteristics or may be in default. Any remaining assets may be invested in equity, investment grade fixed income and money market securities that the Sub-Advisers believe are appropriate in light of the Fund's objective.

    The Fund may acquire all types of fixed income securities issued by domestic and foreign private and governmental issuers, including mortgage-backed and asset-backed securities, and variable and floating rate securities. The Fund may also invest in Yankee obligations, illiquid securities, shares of other investment companies and REITs, warrants, when-issued and delayed-delivery securities, zero coupon obligations, pay-in-kind and deferred payment securities. The Fund may also borrow money, enter into forward foreign currency contracts, and lend its securities to qualified buyers. The Fund's Sub-Advisers may vary the average maturity of the securities in the Fund without limit, and there is no restriction on the maturity of any individual security.



    The Fund's Sub-Advisers will consider ratings, but it will perform its own analyses and will not rely principally on ratings. The Fund's Sub-Advisers will consider, among other things, the price of the security and the financial history and condition, the prospects and the management of an issuer in selecting securities for the Fund.


    INTERNATIONAL FIXED INCOME FUND--The International Fixed Income Fund seeks to provide capital appreciation and current income.


    Under normal circumstances, the Fund will invest at least 80% of its net assets in fixed income securities. The Fund will invest primarily in investment grade fixed income securities of issuers located in at least three countries other than the United States.



    The International Fixed Income Fund may invest its remaining assets in obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities ("U.S. Government securities") and preferred stocks of U.S. and foreign issuers. The Fund also may engage in short selling against the box. The Fund may also invest in securities of companies located in and governments of emerging market countries. The Fund defines an emerging market country as any country the economy and market of which the World Bank or the United Nations considers to be emerging or developing. Investments in emerging markets countries will not exceed 5% of the Fund's total assets at the time of purchase. Such investments entail different risks than investments in securities of companies and governments of more developed, stable nations.



    The Fund may acquire all types of fixed income securities issued by foreign private and governmental issuers, including mortgage-backed and asset-backed securities, and variable and floating rate securities. The Fund may invest in traditional fixed income securities such as bonds and debentures, and in structured securities that derive interest and principal payments from specified assets or indices. All such investments will be in investment grade securities denominated in various currencies, including the European Currency Unit. The Fund may also invest in illiquid securities, shares of other investment companies, obligations of supranational entities, warrants, when-issued and delayed-delivery securities and zero coupon obligations. The Fund may also borrow money, enter into forward foreign currency transactions and swap contracts and lend its securities to qualified buyers. Furthermore, although the Fund will concentrate its investments in relatively developed countries, the Fund may invest up to 20% of its assets in fixed income securities of issuers in, or denominated in the currencies of, developing countries and that are investment-grade securities or determined by the Sub-Advisers to be of comparable quality to such securities and debt obligations at the time of purchase.



    There are no restrictions on the average maturity of the Fund or the maturity of any single instrument. Maturities may vary widely depending on the Fund's Sub-Advisers' assessment of interest rate trends and other economic and market factors.


    The Fund is a non-diversified fund. Investment in a non-diversified company may entail greater risk than investment in a diversified company. The Fund's ability to focus its investments on a fewer number of issuers means that economic, political or regulatory developments affecting the Fund's investment securities could have a greater impact on the total value of the Fund than would be the case if the Fund were diversified among more issuers. The Fund intends to comply with the diversification requirements of

Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). See "Taxes" for additional information.

    There can be no assurance that the Funds will achieve their respective investment objectives.

             DESCRIPTION OF PERMITTED INVESTMENTS AND RISK FACTORS


    AMERICAN DEPOSITARY RECEIPTS ("ADRs"), EUROPEAN DEPOSITARY RECEIPTS ("EDRs"), CONTINENTAL DEPOSITARY RECEIPTS ("CDRs") AND GLOBAL DEPOSITARY RECEIPTS ("GDRs")--ADRs are securities, typically issued by a U.S. financial institution (a "depositary"), that evidence ownership interests in a security or a pool of securities issued by a foreign issuer and deposited with the depositary. ADRs include American Depositary Shares and New York Shares. EDRs, which are sometimes referred to as Continental Depositary Receipts ("CDRs"), are securities, typically issued by a non-U.S. financial institution, that evidence ownership interests in a security or a pool of securities issued by either a U.S. or foreign issuer. GDRs are issued globally and evidence a similar ownership arrangement. Generally, ADRs are designed for trading in the U.S. securities market, EDRs are designed for trading in European securities market and GDRs are designed for trading in non-U.S. securities markets. ADRs, EDRs, CDRs and GDRs may be available for investment through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary, whereas an unsponsored facility may be established by a depositary without participation by the issuer of the receipt's underlying security. Holders of an unsponsored depositary receipt generally bear all the costs of the unsponsored facility. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through to the holders of the receipts voting rights with respect to the deposited securities.



    ASSET-BACKED SECURITIES--Asset-backed securities are secured by non-mortgage assets such as company receivables, truck and auto loans, leases and credit card receivables. Such securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Such securities also may be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for the purpose of owning such assets and issuing such debt. Credit support for asset-backed securities may be based on the underlying assets and/or provided through credit enhancements by a third party. Credit enhancement techniques include letters of credit, insurance bonds, limited guarantees (which are generally provided by the issuer), senior-subordinated structures and overcollateralization. The Core Fixed Income, High Yield Bond and International Fixed Income Funds may invest in asset-backed securities. A Fund may also invest in other asset-backed securities that may be created in the future if the Sub-Advisers determine that they are suitable.



    Asset-backed securities are not issued or guaranteed by the U.S. Government or its agencies or instrumentalities; however, the payment of principal and interest on such obligations may be guaranteed up to certain amounts and for a certain period by a letter of credit issued by a financial institution (such as a bank or insurance company) unaffiliated with the issuers of such securities. The purchase of asset-backed securities raises risk considerations peculiar to the financing instruments underlying such securities. For example, there is a risk that another party could acquire an interest in the obligations superior to that of the holders of the asset-backed securities. There also is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities. Asset-backed securities entail prepayment risk, which may vary depending on the type of asset, but is generally less than the prepayment risk associated with mortgage-backed securities. In addition, credit card receivables are unsecured obligations of the card holder.


    The market for asset-backed securities is at a relatively early stage of development. Accordingly, there may be limited secondary market for such securities.

    BANKERS' ACCEPTANCES--A bankers' acceptance is a bill of exchange or time draft drawn on and accepted by a commercial bank. It is used by corporations to finance the shipment and storage of goods and to furnish dollar exchange. Maturities are generally six months or less.



    CERTIFICATES OF DEPOSIT--A certificate of deposit is a negotiable interest bearing instrument with a specific maturity. Certificates of deposit are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market, prior to maturity. Certificates of deposit have penalties for early withdrawal.



    COMMERCIAL PAPER--The term commercial paper is used to designate unsecured short-term promissory notes issued by corporations and other entities. Maturities on these issues vary from a few days to nine months. (See "Description of Ratings").



    CONSTRUCTION LOANS--In general, construction loans are mortgages on multifamily homes that are insured by the Federal Housing Administration (FHA) under various federal programs of the National Housing Act of 1934 and its amendments. Several FHA programs have evolved to ensure the construction financing and permanent mortgage financing on multifamily residences, nursing homes, elderly residential facilities, and health care units. Project loans typically trade in two forms: either as FHA- or GNMA-insured pass-through securities. In this case, a qualified issuer issues the pass-through securities while holding the underlying mortgage loans as collateral. Regardless of form, all projects are government-guaranteed by the U.S. Department of Housing and Urban Development (HUD) through the FHA insurance fund. The credit backing of all FHA and GNMA projects derives from the FHA insurance fund, and so projects issued in either form enjoy the full faith and credit backing of the U.S. Government.


    Most project pools consist of one large mortgage loan rather than numerous smaller mortgages, as is typically the case with agency single-family mortgage securities. As such, prepayments on projects are driven by the incentives most mortgagors have to refinance, and are very project-specific in nature. However, to qualify for certain government programs, many project securities contain specific prepayment restrictions and penalties.


    Under multifamily insurance programs, the government insures the construction financing of projects as well as the permanent mortgage financing on the completed structures. This is unlike the single-family mortgage market, in which the government only insures mortgages on completed homes. Investors purchase new projects by committing to fund construction costs on a monthly basis until the project is built. Upon project completion, an investor's construction loan commitments are converted into a proportionate share of the final permanent project mortgage loan. The construction financing portion of a project trades in the secondary market as an insured Construction Loan Certificate (CLC). When the project is completed, the investor exchanges all the monthly CLCs for an insured Permanent Loan Certificate (PLC). The PLC is an insured pass-through security backed by the final mortgage on the completed property. As such, PLCs typically have a thirty-five to forty year maturity, depending on the type of final project. There are vastly more PLCs than CLCs in the market, owing to the long economic lives of the project structures. While neither CLCs or PLCs are as liquid as agency single-family mortgage securities, both are traded on the secondary market and would generally not be considered illiquid. The benefit to owning these securities is a relatively high yield combined with significant prepayment protection, which generally makes these types of securities more attractive when prepayments are expected to be high in the mortgage market. CLCs typically offer a higher yield due to the fact that they are somewhat more administratively burdensome to account for.


    CONVERTIBLE SECURITIES--Convertible securities are corporate securities that are exchangeable for a set number of another security at a prestated price. Convertible securities typically have characteristics similar to both fixed income and equity securities. Because of the conversion feature, the market value of a convertible security tends to move with the market value of the underlying stock. The value of a convertible security is also affected by prevailing interest rates, the credit quality of the issuer, and any call provisions.

    EQUITY-LINKED WARRANTS--Equity linked warrants provide a way for investors to access markets where entry is difficult and time consuming due to regulation. Typically, a broker issues warrants to an investor and then purchases shares in the local market and issues a call warrant hedged on the underlying holding. If the investor exercises his call and closes his position the shares are sold and the warrant redeemed with the proceeds.

    Each warrant represents one share of the underlying stock, therefore, the price, performance and liquidity of the warrant are all directly linked to the underlying stock. The warrants can be redeemed for 100% of the value of the underlying stock (less transaction costs). Being American style warrants, they can be exercised at any time. The warrants are U.S. dollar denominated and priced daily on several international stock exchanges.


    There are risks associated with equity-linked warrants. The investor will bear the full counterparty risk to the issuing broker, (but the sub-advisers can mitigate this by only purchasing from issuers with the highest credit rating). They also have a longer settlement period because they go through the same registration process as the underlying shares (about three weeks) and during this time the shares cannot be sold. There is currently no active trading market for equity-linked warrants. Certain issuers of such warrants may be deemed to be "investment companies" as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). As a result, the Fund's investment in such warrants may be limited by certain investment restrictions contained in the 1940 Act.


    The International Equity and Emerging Markets Equity Funds each may invest in equity-linked warrants.

    EQUITY SECURITIES--Equity securities represent ownership interests in a company or corporation and consist of common stock, preferred stock, warrants and other rights to acquire such instruments. Equity securities may be listed on exchanges or traded in the over-the-counter market. Investments in common stocks are subject to market risks which may cause their prices to fluctuate over time. The value of convertible securities is also affected by prevailing interest rates, the credit quality of the issuer and any call provisions. Changes in the value of fund securities will not necessarily affect cash income derived from these securities, but will affect a Fund's net asset value.

    Investments in the equity securities of small capitalization companies involves greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of small companies are often traded over-the-counter and may not be traded in volumes typical on a national securities exchange. Consequently, the securities of smaller companies may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.

    FIXED INCOME SECURITIES--Fixed income securities consist primarily of debt obligations issued by governments, corporations, municipalities and other borrowers, but may also include structured securities that provide for participation interests in debt obligations. The market value of fixed income investments will generally change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. Changes by recognized agencies in the rating of any fixed income security and in the ability of an issuer to make payments of interest and principal also affect the value of these investments. Changes in the value of these securities will not affect cash income derived from these securities, but will affect a Fund's net asset value.


    Fixed income securities are considered investment grade if they are rated in one of the four highest rating categories by a NRSRO, or, if not rated, are determined to be of comparable quality by the Fund's Sub-Advisers. See "Description of Ratings" for a description of the bond rating categories of several

NRSROs. Ratings of each NRSRO represents its opinion of the safety of principal and interest payments (and not the market risk) of bonds and other fixed income securities it undertakes to rate at the time of issuance. Ratings are not absolute standards of quality and may not reflect changes in an issuer's creditworthiness. Fixed income securities rated BBB or Baa lack outstanding investment characteristics, and have speculative characteristics as well. In the event a security owned by a Fund is downgraded, the Sub-Adviser will review the situation and take appropriate action with regard to the security.



    FOREIGN SECURITIES--Foreign securities may consist of obligations of foreign branches of U.S. banks and foreign banks, including European Certificates of Deposit, European Time Deposits, Canadian Time Deposits and Yankee Certificates of Deposit and investments in Canadian Commercial Paper, foreign securities and Europaper. In addition, a Fund may invest in ADRs traded on registered exchanges or NASDAQ. While a Fund expects to invest primarily in sponsored ADRs, a joint arrangement between the issuer and the depositary, some ADRs may be unsponsored. These instruments may subject a Fund to investment risks that differ in some respects from those related to investments in obligations of U.S. domestic issuers. Such risks include future adverse political and economic developments, the possible imposition of withholding taxes on interest or other income, possible seizure, nationalization, or expropriation of foreign deposits, the possible establishment of exchange controls or taxation at the source, greater fluctuations in value due to changes in the exchange rates, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations, less uniformity in accounting and reporting requirements, the possibility that there will be less information on such securities and their issuers available to the public, the difficulty of obtaining or enforcing court judgments abroad, restrictions on foreign investments in other jurisdictions, difficulties in effecting repatriation of capital invested abroad and difficulties in transaction settlements and the effect of delay on shareholder equity. Foreign securities may be subject to foreign taxes, and may be less marketable than comparable U.S. securities. The value of a Fund's investments denominated in foreign currencies will depend on the relative strengths of those currencies and the U.S. dollar, and a Fund may be affected favorably or unfavorably by changes in the exchange rates or exchange or currency control regulations between foreign currencies and the U.S. dollar. Changes in foreign currency exchange rates also may affect the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains if any, to be distributed to shareholders by a Fund. Such investments may also entail higher custodial fees and sales commissions than domestic investments. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.



    A Fund's investments in emerging markets can be considered speculative, and therefore may offer higher potential for gains and losses than investments in developed markets of the world. With respect to an emerging country, there may be a greater potential for nationalization, expropriation or confiscatory taxation, political changes, government regulation, social instability or diplomatic developments (including war) which could affect adversely the economies of such countries or investments in such countries. The economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange or currency controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade.


    In addition to the risks of investing in emerging market country debt securities, a Fund's investment in government, government-related and restructured debt instruments are subject to special risks, including the inability or unwillingness to repay principal and interest, requests to reschedule or restructure outstanding debt, and requests to extend additional loan amounts. A Fund may have limited recourse in the event of default on such debt instruments.

    FORWARD FOREIGN CURRENCY CONTRACTS--Forward foreign currency contracts involve an obligation to purchase or sell a specified currency at a future date at a price set at the time of the contract. A Fund may enter into a contract to sell, for a fixed amount of U.S. dollars or other appropriate currency, the amount of foreign currency approximating the value of some or all of the Fund's securities denominated in such foreign currency. Forward currency contracts do not eliminate fluctuations in the values of fund securities but rather allow a Fund to establish a rate of exchange for a future point in time. At the maturity of a forward contract, the Fund may either sell a fund security and make delivery of the foreign currency, or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an "offsetting" contract with the same currency trader, obligating it to purchase, on the same maturity date, the same amount of the foreign currency. The Fund may realize a gain or loss from currency transactions.



    When entering into a contract for the purchase or sale of a security in a foreign currency, a Fund may enter into a foreign forward currency contract for the amount of the purchase or sale price to protect against variations, between the date the security is purchased or sold and the date on which payment is made or received, in the value of the foreign currency relative to the U.S. dollar or other foreign currency.



    Also, when a Fund's Sub-Adviser anticipates that a particular foreign currency may decline substantially relative to the U.S. dollar or other leading currencies, in order to reduce risk, a Fund may enter into a forward contract to sell, for a fixed amount, the amount of foreign currency approximating the value of its securities denominated in such foreign currency. With respect to any such forward foreign currency contract, it generally will not be possible to match precisely the amount covered by that contract and the value of the securities involved due to changes in the values of such securities resulting from market movements between the date the forward contract is entered into and the date it matures. In addition, while forward currency contracts may offer protection from losses resulting from declines in value of a particular foreign currency, they also limit potential gains which might result from increases in the value of such currency. A Fund will also incur costs in connection with forward foreign currency contracts and conversions of foreign currencies into U.S. dollars. The Fund will place assets in a segregated account to assure that its obligations under forward foreign currency contracts are covered.


    FUTURES AND OPTIONS ON FUTURES--Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. A Fund may use futures contracts and related options for BONA FIDE hedging purposes, to offset changes in the value of securities held or expected to be acquired or be disposed of, to minimize fluctuations in foreign currencies, or to gain exposure to a particular market or instrument. A Fund will minimize the risk that it will be unable to close out a futures contract by only entering into futures contracts which are traded on national futures exchanges.


    An index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made; generally contracts are closed out prior to the expiration date of the contract.


    In order to avoid leveraging and related risks, when a Fund invests in futures contracts, it will cover its position by depositing an amount of cash or liquid securities, equal to the market value of the futures positions held, less margin deposits, in a segregated account and that amount will be marked to market on a daily basis.

    There are risks associated with these activities, including the following:
(1) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect or no correlation between the changes in market value of the securities held by the Fund and the prices of futures and options on futures; (3) there may not be a liquid secondary market for a futures contract or option; (4) trading restrictions or limitations may be imposed by an exchange; and (5) government regulations may restrict trading in futures contracts and futures options.

    A Fund may enter into futures contracts and options on futures contracts traded on an exchange regulated by the Commodities Futures Trading Commission ("CFTC"), as long as, to the extent that such transactions are not for "bona fide hedging purposes," the aggregate initial margin and premiums on such positions (excluding the amount by which such options are in the money) do not exceed 5% of a Fund's net assets.

    ILLIQUID SECURITIES--Illiquid securities are securities that cannot be disposed of within seven business days at approximately the price at which they are being carried on the Fund's books. Illiquid securities include demand instruments with a demand notice period exceeding seven days, securities for which there is no active secondary market, and repurchase agreements with durations over 7 days in length.


    The Emerging Markets Equity Fund's Sub-Advisers believe that carefully selected investments in joint ventures, cooperatives, partnerships, private placements, unlisted securities and other similar situations (collectively, "special situations") could enhance its capital appreciation potential. Investments in special situations may be illiquid, as determined by the Emerging Markets Equity Fund's Sub-Advisers based on criteria approved by the Board of Trustees. To the extent these investments are deemed illiquid, the Emerging Markets Equity Fund's investment in them will be consistent with its 15% restriction on investment in illiquid securities.



    INVESTMENT COMPANIES--Because of restrictions on direct investment by U.S. entities in certain countries, investment in other investment companies may be the most practical or only manner in which an international and global fund can invest in the securities markets of those countries. A Fund does not intend to invest in other investment companies unless, in the judgment of its Sub-Advisers, the potential benefits of such investments exceed the associated costs (which includes any investment advisory fees charged by the investment companies) relative to the benefits and costs associated with direct investments in the underlying securities.



    Investments in closed-end investment companies may involve the payment of substantial premiums above the net asset value of such issuers' fund securities, and are subject to limitations under the 1940 Act. A Fund may incur additional tax liability and be subject to special tax rules with respect to any investments in the stock of a foreign issuer that constitutes a "passive foreign investment company" under the Code.



    LOWER RATED SECURITIES--Lower-rated bonds are commonly referred to as "junk bonds" or high yield/high risk securities. These securities are rated "Baa" or "BBB" or lower by an NRSRO. Each Fund may invest in securities rated as low as "C" by Moody's or "D" by S&P. These ratings indicate that the obligations are speculative and may be in default. The High Yield Bond and Emerging Markets Equity Funds may invest in lower rated securities. Fixed income securities are subject to the risk of an issuer's ability to meet principal and interest payments on the obligation (credit risk), and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (market risk). Lower rated or unrated (I.E., high yield) securities are more likely to react to developments affecting market and credit risk than are more highly rated securities, which primarily react to movements in the general level of interest rates. Yields and market values of high yield securities will fluctuate over time, reflecting not only changing interest rates but the market's perception of credit quality and the outlook for economic growth. When economic conditions appear to be deteriorating, medium to lower rated securities may decline in value due to heightened concern over credit quality, regardless of prevailing interest rates. Investors should carefully consider the relative risks of investing in high yield securities and understand that such securities generally are not meant for short-term investing.

    The high yield market is relatively new and its growth paralleled a long period of economic expansion and an increase in merger, acquisition and leveraged buyout activity. Adverse economic developments can disrupt the market for high yield securities, and severely affect the ability of issuers, especially highly leveraged issuers, to service their debt obligations or to repay their obligations upon maturity which may lead to a higher incidence of default on such securities. In addition, the secondary market for high yield securities, which is concentrated in relatively few market makers, may not be as liquid as the secondary market for more highly rated securities. As a result, a Fund's Sub-Advisers could find it more difficult to sell these securities or may be able to sell the securities only at prices lower than if such securities were widely traded. Furthermore, a Fund may experience difficulty in valuing certain securities at certain times. Prices realized upon the sale of such lower rated or unrated securities, under these circumstances, may be less than the prices used in calculating such Fund's net asset value. Prices for high yield securities may also be affected by legislative and regulatory developments.


    Lower rated or unrated fixed income obligations also present risks based on payment expectations. If an issuer calls the obligations for redemption, a Fund may have to replace the security with a lower yielding security, resulting in a decreased return for investors. If a Fund experiences unexpected net redemptions, it may be forced to sell its higher rated securities, resulting in a decline in the overall credit quality of the Fund's investment portfolio and increasing the exposure of the Fund to the risks of high yield securities.

    GROWTH OF HIGH YIELD BOND, HIGH-RISK BOND MARKET. The widespread expansion of government, consumer and corporate debt within the U.S. economy has made the corporate sector more vulnerable to economic downturns or increased interest rates. Further, an economic downturn could severely disrupt the market for lower rated bonds and adversely affect the value of outstanding bonds and the ability of the issuers to repay principal and interest.

    SENSITIVITY TO INTEREST RATE AND ECONOMIC CHANGES. Lower rated bonds are very sensitive to adverse economic changes and corporate developments. During an economic down turn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing. If the issuer of a bond defaulted on its obligations to pay interest or principal or entered into bankruptcy proceedings, a Fund may incur losses or expenses in seeking recovery of amounts owed to it. In addition, periods of economic uncertainty and change can be expected to result in increased volatility of market prices of high-yield, high-risk bonds and a Fund's net asset value.

    PAYMENT EXPECTATIONS. High-yield, high-risk bonds may contain redemption or call provisions. If an issuer exercised these provisions in a declining interest rate market, a Fund would have to replace the security with a lower yielding security, resulting in a decreased return for investors. Conversely, a high-yield, high-risk bond's value will decrease in a rising interest rate market, as will the value of a Fund's assets. If a Fund experiences significant unexpected net redemptions, this may force it to sell high-yield, high-risk bonds without regard to their investment merits, thereby decreasing the asset base upon which expenses can be spread and possibly reducing the Fund's rate of return.

    LIQUIDITY AND VALUATION. There may be little trading in the secondary market for particular bonds, which may affect adversely a Fund's ability to value accurately or dispose of such bonds. Adverse publicity and investor perception, whether or not based on fundamental analysis, may decrease the value and liquidity of high-yield, high-risk bonds, especially in a thin market.


    TAXES. A Fund may purchase debt securities (such as zero-coupon or pay-in-kind securities) that contain original issue discount. Original issue discount that accretes in a taxable year is treated as earned by a Fund and therefore is subject to the distribution requirements applicable to regulated investment companies under Subchapter M of the Code. Because the original issue discount earned by a Fund in a taxable year may not be represented by cash income, the Fund may have to dispose of other securities and use the proceeds to make distributions to shareholders.

    MONEY MARKET SECURITIES--Money market securities are high-quality dollar and nondollar-denominated, short-term debt instruments. They consist of:
(i) bankers' acceptances, certificates of deposits, notes and time deposits of highly-rated U.S. and foreign banks; (ii) U.S. Treasury obligations and obligations issued or guaranteed by the agencies and instrumentalities of the U.S. Government; (iii) high-quality commercial paper issued by U.S. and foreign corporations; (iv) debt obligations with a maturity of one year or less issued by corporations and governments that issue high-quality commercial paper or similar securities; (v) repurchase agreements involving any of the foregoing obligations entered into with highly-rated banks and broker-dealers; and
(vi) foreign government obligations.


    MORTGAGE-BACKED SECURITIES--The Funds may invest in mortgage-backed securities issued by Government National Mortgage Association ("GNMA") and certain government-related organizations such as Fannie Mae and the Federal Home Loan Mortgage Corporation ("FHLMC"). In addition, the High Yield Bond may invest in pools of mortgage loans from non-governmental issuers such as commercial banks, savings and loan institutions, mortgage bankers, and private mortgage insurance companies. Mortgage-backed securities are instruments that entitle the holder to a share of all interest and principal payments from mortgages underlying the security. The mortgages backing these securities include conventional fifteen and thirty-year fixed-rate mortgages, graduated payment mortgages, adjustable rate mortgages and balloon mortgages. During periods of declining interest rates, prepayment of mortgages underlying mortgage-backed securities can be expected to accelerate. Prepayment of mortgages which underlie securities purchased at a premium often results in capital losses, while prepayment of mortgages purchased at a discount often results in capital gains. Because of these unpredictable prepayment characteristics, it is often not possible to predict accurately the average life or realized yield of a particular issue. Although certain mortgage-backed securities are guaranteed by a third party or otherwise similarly secured, the market value of the security, which may fluctuate, is not so secured. If a Fund purchases a mortgage-backed security at a premium, that portion may be lost if there is a decline in the market value of the security whether resulting from changes in interest rates or prepayments in the underlying mortgage collateral. As with other interest-bearing securities, the prices of such securities are inversely affected by changes in interest rates. However, though the value of a mortgage-backed security may decline when interest rates rise, the converse is not necessarily true since in periods of declining interest rates the mortgages underlying the securities are prone to prepayment. For this and other reasons, a mortgage-backed security's stated maturity may be shortened by unscheduled prepayments on the underlying mortgages and, therefore, it is not possible to predict accurately the security's return to a Fund. In addition, regular payments received in respect of mortgage-backed securities include both interest and principal. No assurance can be given as to the return a Fund will receive when these amounts are reinvested.



    GOVERNMENT PASS-THROUGH SECURITIES: These are securities that are issued or guaranteed by a U.S. Government agency representing an interest in a pool of mortgage loans. The primary issuers or guarantors of these mortgage-backed securities are GNMA, Fannie Mae and the FHLMC. Fannie Mae and FHLMC obligations are not backed by the full faith and credit of the U.S. Government as GNMA certificates are, but Fannie Mae and FHLMC securities are supported by the instrumentalities' right to borrow from the U.S. Treasury. GNMA, Fannie Mae and FHLMC each guarantee timely distributions of interest to certificate holders. GNMA and Fannie Mae also each guarantee timely distributions of scheduled principal.


    There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-backed securities and among the securities that they issue. Mortgage-backed securities issued by GNMA include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes") which are guaranteed as to the timely payment of principal and interest by GNMA and is backed by the full faith and credit of the United States. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-backed securities issued by Fannie Mae include Fannie Mae Guaranteed Mortgage Pass-

Through Certificates (also known as "Fannie Maes") which are solely the obligations of Fannie Mae and are not backed by or entitled to the full faith and credit of the United States. Fannie Mae is a government-sponsored organization owned entirely by private stockholders. Fannie Maes are guaranteed as to timely payment of the principal and interest by Fannie Mae. Mortgage-backed securities issued by FHLMC include FHLMC Mortgage Participation Certificates (also known as "Freddie Macs" or "PCs"). FHLMC is a corporate instrumentality of the United States, created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks. Freddie Macs are not guaranteed by the United States or by any Federal Home Loan Banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by FHLMC. FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. FHLMC has in the past guaranteed only the ultimate collection of principal of the underlying mortgage loan; however, FHLMC now issues mortgage-backed securities (FHLMC Gold
PCs) which also guarantee timely payment of monthly principal reductions. Government and private guarantees do not extend to the securities' value, which is likely to vary inversely with fluctuations in interest rates. When FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

    PRIVATE PASS-THROUGH SECURITIES: These are mortgage-backed securities issued by a non-governmental entity, such as a trust. While they are generally structured with one or more types of credit enhancement, private pass-through securities typically lack a guarantee by an entity having the credit status of a governmental agency or instrumentality.


    COMMERCIAL MORTGAGE-BACKED SECURITIES ("CMBS"): CMBS are generally multi-class or pass-through securities backed by a mortgage loan or a pool of mortgage loans secured by commercial property, such as industrial and warehouse properties, office buildings, retail space and shopping malls, multifamily properties and cooperative apartments. The commercial mortgage loans that underlie CMBS have certain distinct characteristics. Commercial mortgage loans are generally not amortizing or not fully amortizing. That is, at their maturity date, repayment of the remaining principal balance or "balloon" is due and is repaid through the attainment of an additional loan on sale of the property. Unlike most single family residential mortgages, commercial real estate property loans often contain provisions which substantially reduce the likelihood that such securities will be prepaid. The provisions generally impose significant prepayment penalties on loans and, in some cases there may be prohibitions on principal prepayments for several years following origination.


    COLLATERALIZED MORTGAGE OBLIGATIONS ("CMOs"): CMOs are debt obligations of multiclass pass-through certificates issued by agencies or instrumentalities of the U.S. Government or by private originators or investors in mortgage loans. In a CMO, series of bonds or certificates are usually issued in multiple classes. Principal and interest paid on the underlying mortgage assets may be allocated among the several classes of a series of a CMO in a variety of ways. Each class of a CMO is issued with a specific fixed or floating coupon rate and has a stated maturity or final distribution date.

    REMICS: A REMIC is a CMO that qualifies for special tax treatment under the Code and invests in certain mortgages principally secured by interests in real property. Guaranteed REMIC pass-through certificates ("REMIC Certificates") issued by Fannie Mae or FHLMC represent beneficial ownership interests in a REMIC trust consisting principally of mortgage loans or Fannie Mae, FHLMC or GNMA-guaranteed mortgage pass-through certificates.

    STRIPPED MORTGAGE-BACKED SECURITIES ("SMBs"): SMBs are usually structured with two classes that receive specified proportions of the monthly interest and principal payments from a pool of mortgage securities. One class may receive all of the interest payments while the other class may receive all of the principal payments. SMBs are extremely sensitive to changes in interest rates because of the impact thereon of prepayment of principal on the underlying mortgage securities. The market for SMBs is not as fully developed as other markets; SMBs therefore may be illiquid.

    PARALLEL PAY SECURITIES; PAC BONDS: Parallel pay CMOs and REMICS are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which must be retired by its stated maturity date or final distribution date, but may be retired earlier. It is possible that payments on one class of parallel pay security may be deferred or subordinated to payments on other classes. Planned Amortization Class CMOs ("PAC Bonds") generally require payments of a specified amount of principal on each payment date. PAC Bonds are always parallel pay CMOs with the required principal payment on such securities having the highest priority after interest has been paid to all classes.

    MORTGAGE DOLLAR ROLLS--Mortgage "dollar rolls" or "covered rolls," are transactions in which a Fund sells securities (usually mortgage-backed securities) and simultaneously contracts to repurchase typically in 30 or 60 days, substantially similar, but not identical, securities on a specified future date. During the roll period, a Fund forgoes principal and interest paid on such securities. A Fund is compensated by the difference between the current sales price and the forward price for the future purchase (often referred to as the "drop") as well as by the interest earned on the cash proceeds of the initial sale. At the end of the roll commitment period, a Fund may or may not take delivery of the securities it has contracted to purchase. Mortgage dollar rolls may be renewed prior to cash settlement and initially may involve only a firm commitment agreement by the Fund to buy a security. A "covered roll" is a specific type of mortgage dollar roll for which there is an offsetting cash position or cash equivalent securities position that matures on or before the forward settlement date of the mortgage dollar roll transaction. As used herein the term "mortgage dollar roll" refers to mortgage dollar rolls that are not "covered rolls." If the broker-dealer to whom a Fund sells the security becomes insolvent, the Fund's right to repurchase the security may be restricted. Other risks involved in entering into mortgage dollar rolls include the risk that the value of the security may change adversely over the term of the mortgage dollar roll and that the security a Fund is required to repurchase may be worth less than the security that the Fund originally held.

    To avoid any leveraging concerns, a Fund will place liquid securities in a segregated account in an amount sufficient to cover its repurchase obligation.

    OBLIGATIONS OF SUPRANATIONAL AGENCIES--Supranational entities are entities established through the joint participation of several governments, and include the Asian Development Bank, the Inter-American Development Bank, International Bank for Reconstruction and Development (World Bank), African Development Bank, European Economic Community, European Investment Bank and the Nordic Investment Bank. The governmental members, or "stockholders," usually make initial capital contributions to the supranational entity and, in many cases, are committed to make additional capital contributions if the supranational entity is unable to repay its borrowings. Obligations of Supranational entities may be purchased by the Core Fixed Income, International Fixed Income, Emerging Markets Equity and International Equity Funds. Currently, each Fund intends to invest only in obligations issued or guaranteed by the Asian Development Bank, Inter-American Development Bank, European Coal and Steel Community, European Economic Community, European Investment Bank and the Nordic Investment Bank.

    OPTIONS--A Fund may purchase and write put and call options on indices or securities and enter into related closing transactions. A put option on a security gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period. A call option on a security gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract.

    Options on an index give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying index is greater than (or less than, in the case of puts) the exercise price of the option. Alternatively, a Fund may choose to terminate an option position by entering into a closing transaction. All settlements are in cash, and gain or loss depends on price movements in the particular market represented by the index generally, rather than the price movements in individual securities.

    All options written on indices or securities must be covered. When a Fund writes an option or security on an index, it will establish a segregated account containing cash or liquid securities in an amount at least equal to the market value of the option and will maintain the account while the option is open, or will otherwise cover the transaction. The initial purchase (sale) of an option contract is an "opening transaction." In order to close out an option position, a Fund may enter into a "closing transaction," which is simply the sale (purchase) of an option contract on the same security with the same exercise price and expiration date as the option contract originally opened. If a Fund is unable to effect a closing purchase transaction with respect to an option it has written, it will not be able to sell the underlying security until the option expires or the Fund delivers the security upon exercise.

    A Fund may purchase put and call options on securities to protect against a decline in the market value of the securities in its portfolio or to anticipate an increase in the market value of securities that the Fund may seek to purchase in the future. A Fund purchasing put and call options pays a premium therefor. If price movements in the underlying securities are such that exercise of the options would not be profitable for the Fund, loss of the premium paid may be offset by an increase in the value of the Fund's securities or by a decrease in the cost of acquisition of securities by the Fund.

    A Fund may write covered call options on securities as a means of increasing the yield on its fund and as a means of providing limited protection against decreases in its market value. When a Fund writes an option, if the underlying securities do not increase or decrease to a price level that would make the exercise of the option profitable to the holder thereof, the option generally will expire without being exercised and the Fund will realize as profit the premium received for such option. When a call option of which a Fund is the writer is exercised, the Fund will be required to sell the underlying securities to the option holder at the strike price, and will not participate in any increase in the price of such securities above the strike price. When a put option of which a Fund is the writer is exercised, the Fund will be required to purchase the underlying securities at a price in excess of the market value of such securities.

    A segregated account is maintained to cover the difference between the closing price of the index and the exercise price of the index option, expressed in dollars multiplied by a specified number. Thus, unlike options on individual securities, the ability of a Fund to enter into closing transactions depends upon the existence of a liquid secondary market for such transactions.


    A Fund may purchase and write options on an exchange or over-the-counter. Over-the-counter options ("OTC options") differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and therefore entail the risk of non-performance by the dealer. OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than are available for exchange-traded options. Because OTC options are not traded on an exchange, pricing is done normally by reference to information from a market maker. It is the position of the U.S. Securities and Exchange Commission (the "SEC") that OTC options are generally illiquid.


    RISK FACTORS. Risks associated with options transactions include: (1) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect correlation between the movement in prices of options and the securities underlying them; (3) there may not be a liquid secondary market for options; and (4) while a Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security.

    PRIVATIZATIONS--Privatizations are foreign government programs for selling all or part of the interests in government owned or controlled enterprises. The ability of a U.S. entity to participate in privatizations in certain foreign countries may be limited by local law, or the terms on which the Fund may be permitted to participate may be less advantageous than those applicable for local investors. There can be no assurance that foreign governments will continue to sell their interests in companies currently owned or controlled by them or that privatization programs will be successful.


    PUT TRANSACTIONS--All of the Funds may purchase securities at a price which would result in a yield to maturity lower than generally offered by the seller at the time of purchase when a Fund can simultaneously acquire the right to sell the securities back to the seller, the issuer or a third party (the "writer") at an agreed-upon price at any time during a stated period or on a certain date. Such a right is generally denoted as a "standby commitment" or a "put." The purpose of engaging in transactions involving puts is to maintain flexibility and liquidity to permit a Fund to meet redemptions and remain as fully invested as possible in municipal securities. A Fund reserves the right to engage in put transactions. The right to put the securities depends on the writer's ability to pay for the securities at the time the put is exercised. A Fund would limit its put transactions to institutions which the Fund's Sub-Advisers believe present minimum credit risks, and the Fund's Sub-Advisers would use their best efforts to initially determine and continue to monitor the financial strength of the sellers of the options by evaluating their financial statements and such other information as is available in the marketplace. It may, however, be difficult to monitor the financial strength of the writers because adequate current financial information may not be available. In the event that any writer is unable to honor a put for financial reasons, a Fund would be a general creditor (I.E., on a parity with all other unsecured creditors) of the writer. Furthermore, particular provisions of the contract between a Fund and the writer may excuse the writer from repurchasing the securities; for example, a change in the published rating of the underlying municipal securities or any similar event that has an adverse effect on the issuer's credit or a provision in the contract that the put will not be exercised except in certain special cases, for example, to maintain fund liquidity. A Fund could, however, at any time sell the underlying portfolio security in the open market or wait until the portfolio security matures, at which time it should realize the full par value of the security.



    The securities purchased subject to a put may be sold to third persons at any time, even though the put is outstanding, but the put itself, unless it is an integral part of the security as originally issued, may not be marketable or otherwise assignable. Therefore, the put would have value only to that particular Fund. Sale of the securities to third parties or lapse of time with the put unexercised may terminate the right to put the securities. Prior to the expiration of any put option, a Fund could seek to negotiate terms for the extension of such an option. If such a renewal cannot be negotiated on terms satisfactory to the Fund, the Fund could, of course, sell the portfolio security. The maturity of the underlying security will generally be different from that of the put. There will be no limit to the percentage of fund securities that a Fund may purchase subject to a put but the amount paid directly or indirectly for puts which are not integral parts of the security as originally issued will not exceed 1/2 of 1% of the value of the total assets of such Fund calculated immediately after any such put is acquired. For the purpose of determining the "maturity" of securities purchased subject to an option to put, and for the purpose of determining the dollar-weighted average maturity of a Fund including such securities, the Fund will consider "maturity" to be the first date on which it has the right to demand payment from the writer of the put although the final maturity of the security is later than such date.



    RECEIPTS--Receipts are interests in separately traded interest and principal component parts of U.S. Government obligations that are issued by banks or brokerage firms and are created by depositing U.S. Government obligations into a special account at a custodian bank. The custodian holds the interest and principal payments for the benefit of the registered owners of the certificates or receipts. The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register. Receipts include "Treasury Receipts" ("TRs"), "Treasury Investment Growth Receipts" ("TIGRs"), and "Certificates of Accrual on Treasury Securities" ("CATS"). TIGRs and CATS are interests in private proprietary accounts while TRs and STRIPS (See "U.S. Treasury Obligations") are interests in accounts sponsored by the U.S. Treasury. Receipts are sold as zero coupon securities which means that they are sold at a substantial discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. This discount is accreted over the life of the security, and such accretion will constitute the income earned on the security for both accounting and tax purposes. For tax purposes, original issue discount that accretes in a taxable year is treated as earned by a Fund and therefore is subject to the distribution requirements applicable to the regulated investment companies under Subchapter M of the Code. Because of these features, such securities may be subject to greater interest rate volatility than interest paying fixed income securities.



    REITs--REITs are trusts that invest primarily in commercial real estate or real estate-related loans. A REIT is not taxed on income distributed to its shareholders or unitholders if it complies with certain requirements under the Code relating to its organization, ownership, assets and income, as well as with a requirement that it distribute to its shareholders or unitholders at least 95% of its taxable income for each taxable year. Generally, REITs can be classified as Equity REITs, Mortgage REITs and Hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive their income primarily from rents and capital gains from appreciation realized through property sales. Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both Equity and Mortgage REITs. By investing in REITs indirectly through the Fund, shareholders will bear not only the proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of underlying REITs.


    A Fund may be subject to certain risks associated with the direct investments of the REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. Mortgage REITs may be affected by the quality of the credit extended. Furthermore, REITs are dependent on specialized management skills. Some REITs may have limited diversification and may be subject to risks inherent in financing a limited number of properties. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and to self-liquidations. In addition, a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Code or its failure to maintain exemption from registration under the 1940 Act.


    REPURCHASE AGREEMENTS--Repurchase agreements are agreements under which securities are acquired from a securities dealer or bank subject to resale on an agreed upon date and at an agreed upon price which includes principal and interest. A Fund involved bears a risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities. A Fund's Sub-Advisers enter into repurchase agreements only with financial institutions that they deem to present minimal risk of bankruptcy during the term of the agreement, based on guidelines that are periodically reviewed by the Board of Trustees. These guidelines currently permit each Fund to enter into repurchase agreements only with approved banks and primary securities dealers, as recognized by the Federal Reserve Bank of New York, which have minimum net capital of $100 million, or with a member bank of the Federal Reserve System. Repurchase agreements are considered to be loans collateralized by the underlying security. Repurchase agreements entered into by a Fund will provide that the underlying security at all times shall have a value at least equal to 102% of the price stated in the agreement. This underlying security will be marked to market daily. A Fund's Sub-Advisers will monitor compliance with this requirement. Under all repurchase agreements entered into by a Fund, the custodian or its agent must take possession of the underlying collateral. However, if the seller defaults, a Fund could realize a loss on the sale of the underlying security to the extent the proceeds of the sale are less than the resale price. In addition, even though the Bankruptcy Code provides protection for most repurchase agreements, if the seller should be involved in bankruptcy or insolvency proceedings, a Fund may incur delay and costs in selling the security and may suffer a loss of principal and interest if the Fund is treated as an unsecured creditor. Repurchase agreements are considered loans under the 1940 Act.

    SECURITIES LENDING--Each Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Fund's Board of Trustees. These loans, if and when made, may not exceed 33 1/3% of the total asset value of the Fund (including the loan collateral). No Fund will lend portfolio securities to its investment adviser, sub-adviser or their affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. Government securities, and the collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund.



    The Fund may pay a part of the interest earned from the investment of collateral, or other fee, to an unaffiliated third party for acting as the Fund's securities lending agent.



    By lending its securities, a Fund may increase its income by receiving payments from the borrower that reflect the amount of any interest or any dividends payable on the loaned securities as well as by either investing cash collateral received from the borrower in short-term instruments or obtaining a fee from the borrower when U.S. Government securities or letters of credit are used as collateral. Each Fund will adhere to the following conditions whenever its portfolio securities are loaned: (i) the Fund must receive at least 100% cash collateral or equivalent securities of the type discussed in the preceding paragraph from the borrower; (ii) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (iii) the Fund must be able to terminate the loan on demand;
(iv) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities and any increase in market value; (v) the Fund may pay only reasonable fees in connection with the loan (which fees may include fees payable to the lending agent, the borrower, the Fund's administrator and the custodian); and,
(vi) voting rights on the loaned securities may pass to the borrower, provided, however, that if a material event adversely affecting the investment occurs, the Fund must terminate the loan and regain the right to vote the securities. The Board has adopted procedures reasonably designed to ensure that the foregoing criteria will be met. Loan agreements involve certain risks in the event of default or insolvency of the borrower, including possible delays or restrictions upon the Fund's ability to recover the loaned securities or dispose of the collateral for the loan, which could give rise to loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying securities.


    SHORT SALES--Selling securities short involves selling securities the Fund does not own (but has borrowed) in anticipation of a decline in the market price of such securities. To deliver the securities to the buyer, the seller must arrange through a broker to borrow the securities and, in so doing, the seller becomes obligated to replace the securities borrowed at their market price at the time of replacement. In a short sale, the proceeds the seller receives from the sale are retained by a broker until the seller replaces the borrowed securities. The seller may have to pay a premium to borrow the securities and must pay any dividends or interest payable on the securities until they are replaced. A Fund may only sell securities short "against the box." A short sale is "against the box" if, at all times during which the short position is open, the Fund owns at least an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities that are sold short.


    SWAPS, CAPS, FLOORS, COLLARS AND SWAPTIONS--Swaps, caps, floors, collars and swaptions are hedging instruments that typically involve a small investment of cash relative to the magnitude of risk assumed. The use of swaps entails risk that are different from the use of ordinary portfolio securities. Swap agreements are subject to risks related to the counterparty's ability to perform, and a Fund will bear the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. A Fund may also suffer losses if it is unable to terminate outstanding swap agreements or reduce its exposure through offsetting transactions. A Fund will enter into swaps only with counterparties believed to be creditworthy and a Fund will earmark or segregate cash or liquid securities in an amount equal to any liability incurred under a swap agreement.


    In a typical interest rate swap, one party agrees to make regular payments equal to a floating interest rate times a "notional principal amount," in return for payments equal to a fixed rate times the same amount, for a specific period of time. Swaps may also depend on other prices or rates, such as the value of an index or mortgage prepayment rates.

    In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party.

    The buyer of an interest rate cap obtains the right to receive payments to the extent that a specific interest rate exceeds an agreed-upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. An interest rate collar combines elements of buying a cap and selling a floor. Interest rate swaps, mortgage swaps, currency swaps and other types of swap agreements such as caps, floors and collars are designed to permit the purchaser to preserve a return or spread on a particular investment or portion of its portfolio, and to protect against any increase in the price of securities a Fund anticipates purchasing at a later date.


    Swaptions give the holder the option to enter into an interest rate swap. A "payer swaption" gives its purchaser the right, but, not the obligation to enter into an interest rate swap at a preset rate within a specific period of time. The swaption buyer pays a premium to the seller for the right. A "receiver swaption" gives the purchaser the right to receive fixed payments. The seller agrees to provide the specified swap if called upon, thought it is possible for him to hedge that risk with other offsetting transactions.



    Swap agreements will tend to shift a Fund's investment exposure from one type of investment to another. Depending on how they are used, swap agreements may increase or decrease the overall volatility of the Fund's investments and its share price or yield.



    TIME DEPOSITS--Time deposits are non-negotiable receipts issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market.


    Time deposits with a withdrawal penalty are considered to be illiquid securities. The High Yield Bond, International Fixed Income, Emerging Markets Equity and International Equity Funds may invest in time deposits.


    U.S. GOVERNMENT AGENCY OBLIGATIONS--U.S. Government agency obligations are obligations issued or guaranteed by agencies of the U.S. Government, including, among others, the Federal Farm Credit Bank, the Federal Housing Administration and the Small Business Administration, and obligations issued or guaranteed by instrumentalities of the U.S. Government, including, among others, the FHLMC, the Federal Land Banks and the U.S. Postal Service. Some of these securities are supported by the full faith and credit of the U.S. Treasury (E.G., GNMA securities), others are supported by the right of the issuer to borrow from the Treasury (E.G., Federal Farm Credit Bank securities), while still others are supported only by the credit of the instrumentality (E.G., Fannie Mae securities). Agencies of the U.S. Government that issue obligations, including, among others, Export Import Bank of the United States, Farmers Home Administration, Federal Farm Credit System, Federal Housing Administration, GNMA, Maritime Administration, Small Business Administration and The Tennessee Valley Authority. A Fund may purchase securities issued or guaranteed by GNMA which represent participations in Veterans Administration and Federal Housing Administration backed mortgage pools.


    Guarantees of principal by agencies or instrumentalities of the U.S. Government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing on the obligation prior to maturity. Guarantees as to the timely payment of principal and interest do not extend to the value or yield of these securities or to the value of a Fund's shares.


    U.S. TREASURY OBLIGATIONS--U.S. Treasury obligations are bills, notes and bonds issued by the U.S. Treasury and separately traded interest and principal component parts of such obligations that are transferable through the Federal book-entry system known as Separately Traded Registered Interest and Principal Securities ("STRIPS"). No Fund may actively trade STRIPS. STRIPS are sold as zero coupon securities; for more information, see "Zero Coupon Securities."

    U.S. TREASURY RECEIPTS--U. S. Treasury receipts are interests in separately traded interest and principal component parts of U.S. Treasury obligations that are issued by banks or brokerage firms and are created by depositing U.S. Treasury notes and obligations into a special account at a custodian bank. The custodian holds the interest and principal payments for the benefit of the registered owners of the certificates of receipts. The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register.


    VARIABLE AND FLOATING RATE INSTRUMENTS--Certain obligations may carry variable or floating rates of interest, and may involve a conditional or unconditional demand feature. Such instruments bear interest at rates that are not fixed, but which vary with changes in specified market rates or indices. The interest rates on these securities may be reset daily, weekly, quarterly or some other reset period, and may have a floor or ceiling on interest rate changes. These instruments may involve a demand feature and may include variable amount master demand notes available through the custodian, or otherwise. Variable or floating rate instruments bear interest at a rate which varies with changes in market rates. The holder of an instrument with a demand feature may tender the instrument back to the issuer at par prior to maturity. A variable amount master demand note is issued pursuant to a written agreement between the issuer and the holder, its amount may be increased by the holder or decreased by the holder or issuer, it is payable on demand, and the rate of interest varies based upon an agreed formula. The quality of the underlying credit must, in the opinion of the Fund's Sub-Advisers, be equivalent to the long-term bond or commercial paper ratings applicable to permitted investments for each Fund. Each Fund's Sub-Advisers will monitor on an ongoing basis the earning power, cash flow, and liquidity ratios of the issuers of such instruments and will similarly monitor the ability of an issuer of a demand instrument to pay principal and interest on demand. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. A demand instrument with a demand notice exceeding seven days may be considered illiquid if there is no secondary market for such security.


    In case of obligations which include a put feature at the option of the debt holder, the date of the put may be used as an effective maturity date for the purpose of determining weighted average fund maturity.

    WARRANTS--Warrants are instruments giving holders the right, but not the obligation, to buy equity or fixed income securities of a company at a given price during a specified period.


    WHEN-ISSUED AND DELAYED DELIVERY SECURITIES--When-issued and delayed delivery securities involve the purchase of debt obligations on a when-issued basis, in which case delivery and payment normally take place within 45 days after the date of commitment to purchase. The payment obligation and the interest rate that will be received on the securities are each fixed at the time the purchaser enters into the commitment. These securities are subject to market fluctuation due to changes in market interest rates, and it is possible that the market value at the time of settlement could be higher or lower than the purchase price if the general level of interest rates has changed. Although a Fund generally purchases securities on a when-issued or forward commitment basis with the intention of actually acquiring securities, a Fund may dispose of a when-issued security or forward commitment prior to settlement if it deems it appropriate to do so. When investing in when-issued securities, a Fund will not accrue income until delivery of the securities and will invest in such securities only for purposes of actually acquiring the securities and not for purposes of leveraging.



    One form of when-issued or delayed-delivery security that a Fund may purchase is a "to be announced" ("TBA") mortgage-backed security. A TBA mortgage-backed security transaction arises when a mortgage-backed security, such as a GNMA pass-through security, is purchased or sold with specific pools that will constitute that GNMA pass-through security to be announced on a future settlement date.


    Purchasing obligations on a when-issued basis is a form of leveraging and can involve a risk that the yields available in the market when the delivery takes place may actually be higher than those obtained in the transaction itself. In that case there could be an unrealized loss at the time of delivery.


    When a Fund agrees to purchase when-issued securities, it will earmark or segregate cash or liquid securities in an amount equal to the Fund's commitment to purchase these securities. If the value of these assets declines, the Fund will earmark or segregate additional liquid assets on a daily basis so that the value of the earmarked or segregated assets is equal to the amount of such commitments.

    YANKEE OBLIGATIONS--Yankee obligations ("Yankees") are U.S. dollar-denominated instruments of foreign issuers who either register with the SEC or issue under Rule 144A under the Securities Act of 1933 (the "Securities Act"). These obligations consist of debt securities (including preferred or preference stock of non-governmental issuers), certificates of deposit, fixed time deposits and bankers' acceptances issued by foreign banks, and debt obligations of foreign governments or their subdivisions, agencies and instrumentalities, international agencies and supranational entities. Some securities issued by foreign governments or their subdivisions, agencies and instrumentalities may not be backed by the full faith and credit of the foreign government.

    The Yankee obligations selected for a Fund will adhere to the same quality standards as those utilized for the selection of domestic debt obligations.

    ZERO COUPON SECURITIES--Zero coupon securities are securities that are sold at a discount to par value, and securities on which interest payments are not made during the life of the security. Upon maturity, the holder is entitled to receive the par value of the security. While interest payments are not made on such securities, holders of such securities are deemed to have received "phantom income" annually. Because a Fund will distribute its "phantom income" to shareholders, to the extent that shareholders elect to receive dividends in cash rather than reinvesting such dividends in additional shares, the Fund will have fewer assets with which to purchase income producing securities. Pay-in-kind securities pay interest in either cash or additional securities, at the issuer's option, for a specified period. Pay-in-kind bonds, like zero coupon bonds, are designed to give an issuer flexibility in managing cash flow. Pay-in-kind bonds are expected to reflect the market value of the underlying debt plus an amount representing accrued interest since the last payment. Pay-in-kind bonds are usually less volatile than zero coupon bonds, but more volatile than cash pay securities. Pay-in-kind securities are securities that have interest payable by delivery of additional securities. Upon maturity, the holder is entitled to receive the aggregate par value of the securities. Deferred payment securities are securities that remain zero coupon securities until a predetermined date, at which time the stated coupon rate becomes effective and interest becomes payable at regular intervals.

    To avoid any leveraging concerns, the Fund will place cash or liquid securities in a segregated account in an amount sufficient to cover its repurchase obligation. Zero coupon, pay-in-kind and deferred payment securities may be subject to greater fluctuation in value and lesser liquidity in the event of adverse market conditions than comparably rated securities paying cash interest at regular interest payment periods. STRIPS and receipts (TRs, TIGRs and CATS) are sold as zero coupon securities, that is, fixed income securities that have been stripped of their unmatured interest coupons. Zero coupon securities are sold at a (usually substantial) discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. The amount of this discount is accreted over the life of the security, and the accretion constitutes the income earned on the security for both accounting and tax purposes. Because of these features, the market prices of zero coupon securities are generally more volatile than the market prices of securities that have similar maturity but that pay interest periodically. Zero coupon securities are likely to respond to a greater degree to interest rate changes than are non-zero coupon securities with similar maturity and credit qualities.


    Corporate zero coupon securities are: (i) notes or debentures which do not pay current interest and are issued at substantial discounts from par value, or
(ii) notes or debentures that pay no current interest until a stated date one or more years into the future, after which the issuer is obligated to pay interest until maturity, usually at a higher rate than if interest were payable from the date of issuance and may also make interest payments in kind (e.g., with identical zero coupon securities). Such corporate zero coupon securities, in addition to the risks identified above, are subject to the risk of the issuer's failure to pay interest and repay principal in accordance with the terms of the obligation. A Fund must accrete the discount or interest on high-yield bonds structured as zero coupon securities as income even though it does not receive a corresponding cash interest payment until the security's maturity or payment date. For tax purposes, original issue discount that accretes in a taxable year is treated as earned by a Fund and therefore is subject to the distribution requirements applicable to the regulated investment companies under Subchapter M of the Code. A Fund may have to dispose of its securities under disadvantageous circumstances to generate cash, or may have to leverage itself by borrowing cash to satisfy distribution requirements. A Fund accrues income with respect to the securities prior to the receipt of cash payments.


                             DESCRIPTION OF RATINGS

DESCRIPTION OF MOODY'S SHORT-TERM RATINGS

    PRIME-1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

    - Leading market positions in well-established industries.

    - High rates of return on funds employed.

    - Conservative capitalization structure with moderate reliance on debt and ample asset protection.

    - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

    - Well-established access to a range of financial markets and assured sources of alternate liquidity.

    PRIME-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

    PRIME-3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

    NOT PRIME Issuers rated Not Prime do not fall within any of the Prime rating categories.

STANDARD & POOR'S SHORT-TERM RATINGS

A-1 This highest category indicates that the degree of safety regarding timely payment is strong. Debt determined to possess extremely strong safety characteristics is denoted with a plus sign (+) designation.
A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1".
A-3 Debt carrying this designation has an adequate capacity for timely payment. It is, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.
B Debt rated 'B' is regarded as having only speculative capacity for timely payment.
C This rating is assigned to short-term debt obligations with a doubtful capacity for payment.
D This rating indicates that the obligation is in payment default.

DESCRIPTION OF FITCH'S SHORT-TERM RATINGS

F-1+ Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.
F-1 Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated 'F-1+'

F-2 Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned
           'F-1+' and 'F-1' ratings.
F-3 Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse changes could cause these securities to be rated below investment grade.
F-S Weak Credit Quality. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.
D Default. Issues assigned this rating are in actual or imminent payment default.
LOC The symbol LOC indicates that the rating is based on a letter of credit issued by a commercial bank.


                             INVESTMENT LIMITATIONS

FUNDAMENTAL POLICIES


    The following investment limitations and the investment limitations in the Prospectus are fundamental policies of the Funds and may not be changed without shareholder approval.


A Fund may not:


1. With respect to 75% of its total assets, (i) purchase securities of any issuer (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer; or (ii) acquire more than 10% of the outstanding voting securities of any one issuer. This restriction does not apply to the International Fixed Income Fund.



2. Purchase any securities which would cause more than 25% of its total assets to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.


3. Issue any class of senior security or sell any senior security of which it is the issuer, except that a Fund may borrow from any bank, provided that immediately after any such borrowing there is asset coverage of at least 300% for all borrowings of the Fund, and further provided that, to the extent that such borrowings exceed 5% of a Fund's total assets, all borrowings shall be repaid before such Fund makes additional investments. The term "senior security" shall not include any temporary borrowings that do not exceed 5% of the value of such Fund's total assets at the time the Fund makes such temporary borrowing. In addition, investment strategies that either obligate a Fund to purchase securities or require a Fund to segregate assets will not be considered borrowings or senior securities.

4. Make loans if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that each Fund may (i) purchase or hold debt instruments in accordance with its investment objective and policies;
    (ii) enter into repurchase agreements; and (iii) lend its securities.

5. Purchase or sell real estate, physical commodities, or commodities contracts, except that each Fund may purchase (i) marketable securities issued by companies which own or invest in real estate (including real estate investment trusts), commodities, or commodities contracts, and
    (ii) commodities contracts relating to financial instruments, such as financial futures contracts and options on such contracts.

6. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a portfolio security.

7. Invest in interests in oil, gas or other mineral exploration or development programs and oil, gas or mineral leases.

    The foregoing percentage limitations will apply at the time of the purchase of a security. Additional fundamental and non-fundamental investment limitations are set forth in this Statement of Additional Information.


    For purposes of the industry concentration limitation specified in the Prospectus, (i) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (ii) financial service companies will be classified according to end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; (iii) supranational agencies will be deemed to be issuers conducting their principal business activities in the same industry; and (iv) governmental issuers within a particular country will be deemed to be conducting their principal business activities in that same industry.


NON-FUNDAMENTAL POLICIES


    The following investment limitations are non-fundamental policies of the Funds and may be changed without shareholder approval.


A Fund may not:

1. Pledge, mortgage or hypothecate assets except to secure borrowings permitted by the Fund's fundamental limitation on borrowing.

2.  Invest in companies for the purpose of exercising control.

3. Purchase securities on margin or effect short sales, except that each Fund may (i) obtain short-term credits as necessary for the clearance of security transactions, (ii) provide initial and variation margin payments in connection with transactions involving futures contracts and options on such contracts, and (iii) make short sales "against the box" or in compliance with the SEC's position regarding the asset segregation requirements of section 18 of the 1940 Act.

4. Invest its assets in securities of any investment company, except as permitted by the 1940 Act.

5. Purchase or hold illiquid securities, securities that cannot be disposed of for their approximate carrying value in seven days or less (which term includes repurchase agreements and time deposits maturing in more than seven days) if, in the aggregate, more than 15% of its net assets would be invested in illiquid securities.

6. Purchase securities which are not readily marketable if, in the aggregate, more than 15% of its total assets would be invested in such securities.

                      THE ADMINISTRATOR AND TRANSFER AGENT

    SEI Investments Fund Management ("SEI Management" or the "Administrator") provides the Trust with overall administrative services, regulatory reporting, all necessary office space, equipment, personnel and facilities, and acts as dividend disbursing agent. SEI Management also serves as transfer agent (the "Transfer Agent") for the Funds.

    The Administration Agreement provides that SEI Management shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of SEI Management in the performance of its duties or from reckless disregard of its duties and obligations thereunder.

    The continuance of the Administration Agreement must be specifically approved at least annually (i) by the vote of a majority of the Trustees or by the vote of a majority of the outstanding voting securities of the Fund, and (ii) by the vote of a majority of the Trustees of the Trust who are not parties to the Administration Agreement or an "interested person" (as that term is defined in the 1940 Act) of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Administration Agreement is terminable at any time as to any Fund without penalty by the Trustees of the Trust, by a vote of a majority of the outstanding shares of the Fund or by SEI Management on not less than 30 days' nor more than 60 days' written notice. This Agreement shall not be assignable by either party without the written consent of the other party.


    The Administrator, a Delaware business trust, has its principal business offices at Oaks, Pennsylvania 19456. SEI Investments Management Corporation ("SIMC"), a wholly-owned subsidiary of SEI Investments Company ("SEI Investments"), is the owner of all beneficial interest in the Administrator. SEI Investments and its subsidiaries and affiliates, including the Administrator, are leading providers of funds evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors, and money managers. The Administrator and its affiliates also serve as administrator or sub-administrator to the following other mutual funds including, but without limitation: The Advisors' Inner Circle Fund, Alpha Select Funds, Amerindo Funds Inc., The Arbor Fund, ARK Funds, Armada Funds, The Armada Advantage Fund, Bishop Street Funds, CNI Charter Funds, Expedition Funds, First American Funds, Inc., First American Investment Funds, Inc., First American Strategy Funds, Inc., First Focus Funds, Inc., Friends Ivory Funds, HighMark Funds, Huntington Funds, Huntington VA Funds, JohnsonFamily Funds, Inc., The MDL Funds, The Nevis Fund, Inc., Oak Associates Funds, The PBHG Funds, Inc., PBHG Insurance Series Fund, Inc., Pitcairn Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional Managed Trust, SEI Institutional International Trust, SEI Insurance Products Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, STI Classic Funds, STI Classic Variable Trust, Turner Funds, UAM Funds Trust, UAM Funds, Inc. and UAM Funds, Inc. II.


    If operating expenses of any Fund exceed applicable limitations, SEI Management will pay such excess. SEI Management will not be required to bear expenses of any Fund to an extent which would result in the Fund's inability to qualify as a regulated investment company under provisions of the Code. The term "expenses" is defined in such laws or regulations, and generally excludes brokerage commissions, distribution expenses, taxes, interest and extraordinary expenses.


    For the fiscal years ended May 31, 1999, 2000, and 2001, the Funds paid fees to SEI Management as follows:



                                                                                        FEES WAIVED
                                                             FEES PAID                  (REIMBURSED)
                                                               (000)                       (000)
                                                      ------------------------    ------------------------
FUND                                                  1999     2000      2001     1999     2000      2001
----                                                  ----     ----      ----     ----     ----      ----
Large Cap Fund....................................    $  0    $    0    $    0    $680    $1,265    $1,669
Large Cap Value Fund..............................    ***     $    0*   $    0    ***     $   20*   $  137
Large Cap Growth Fund.............................    ***     $    0**  $    0    ***     $   20**  $  116
Small Cap Fund....................................    $  0    $    0    $    0    $161    $  273    $  418
International Equity Fund.........................    $  0    $    0    $    0    $306    $  470    $  594
Emerging Markets Equity Fund......................    ***      ***       ***      ***      ***       ***
Core Fixed Income Fund............................    $  0    $    0    $    0    $443    $  749    $1,098
High Yield Bond Fund..............................    ***      ***       ***      ***      ***       ***
International Fixed Income Fund...................    ***      ***       ***      ***      ***       ***


------------------------


*  Commenced operations on January 31, 2000.



** Commenced operations on February 28, 2000.


*** Not in operation during such period.

                        THE ADVISER AND THE SUB-ADVISERS


    SEI Investments Management Corporation ("SIMC" or the "Adviser") is a wholly-owned subsidiary of SEI Investments, a financial services company. The principal business address of SIMC and SEI Investments is Oaks, Pennsylvania, 19456. SEI Investments was founded in 1968, and is a leading provider of investment solutions to banks, institutional investors, investment advisers and insurance companies. Affiliates of SIMC have provided consulting advice to institutional investors for more than 20 years, including advice regarding selection and evaluation of money managers. SIMC and its affiliates currently serve as adviser to more than 50 investment companies, including more than 460 portfolios, with more than $79.9 billion in assets as of June 30, 2001.



    SIMC is the investment adviser for each of the Funds, and operates as a "manager of managers." SIMC and the Trust have obtained an exemptive order from the SEC that permits SIMC, with the approval of the Trust's Board of Trustees, to retain unaffiliated Sub-Advisers for a Fund without submitting the Sub-Advisory agreement to a vote of the Fund's shareholders. The exemptive relief permits the non-disclosure of amounts payable by SIMC under such Sub-Advisory agreements. The Trust will notify shareholders in the event of any change in the identity of the Sub-Advisers for a Fund.



    SIMC oversees the investment advisory services provided to the Funds and may manage the cash portion of the Funds' assets. Pursuant to separate sub-advisory agreements with SIMC, and under the supervision of SIMC and the Board of Trustees, a number of sub-advisers (the "Sub-Advisers") are responsible for the day-to-day investment management of all or a discrete portion of the assets of the Funds. Sub-Advisers are selected for the Funds based primarily upon the research and recommendations of SIMC, which evaluates quantitatively and qualitatively a Sub-Adviser's skills and investment results in managing assets for specific asset classes, investment styles and strategies.


    Subject to Board review, SIMC allocates and, when appropriate, reallocates the Funds' assets among Sub-Advisers, monitors and evaluates Sub-Adviser performance, and oversees Sub-Adviser compliance with the Funds' investment objectives, policies and restrictions. SIMC HAS ULTIMATE RESPONSIBILITY FOR THE INVESTMENT PERFORMANCE OF THE FUNDS DUE TO ITS RESPONSIBILITY TO OVERSEE SUB-ADVISERS AND RECOMMEND THEIR HIRING, TERMINATION AND REPLACEMENT.

    For its advisory services, SIMC is entitled to a fee, which is calculated daily and paid monthly, at the following annual rates (shown as a percentage of the average daily net assets of each Fund):


Large Cap Fund..............................................   0.40%
Large Cap Value Fund........................................   0.35%
Large Cap Growth Fund.......................................   0.40%
Small Cap Fund..............................................   0.65%
International Equity Fund...................................   0.51%
Emerging Markets Equity Fund................................   1.05%*
Core Fixed Income Fund......................................   0.30%
High Yield Bond Fund........................................   0.49%*
International Fixed Income Fund.............................   0.45%*


------------------------


* Not in operation as of May 31, 2001.


    SIMC pays the Sub-Advisers a fee out of its advisory fee which is based on a percentage of the average monthly market value of the assets managed by each Sub-Adviser.


    The Advisory Agreement and certain of the Sub-Advisory Agreements provide that SIMC (or any Sub-Adviser) shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder. In addition, certain of the Sub-Advisory Agreements provide that the Sub-Adviser shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or negligence on its part in the performance of its duties, or from reckless disregard of its obligations or duties thereunder.



    The continuance of each Advisory and Sub-Advisory Agreement must be specifically approved at least annually (i) by the vote of a majority of the outstanding shares of that Fund or by the Trustees, and (ii) by the vote of a majority of the Trustees who are not parties to such Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. Each Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to a Fund, by a majority of the outstanding shares of that Fund, on not less than 30 days' nor more than 60 days' written notice to the Adviser or Sub-Advisers, or by the Adviser or Sub-Advisers on 90 days' written notice to the Trust.



    For the fiscal years ended May 31, 1999, 2000, and 2001, the Funds paid SIMC fees as follows:



                                                               FEES PAID                    FEE WAIVERS
                                                                 (000)                         (000)
                                                      ---------------------------    --------------------------
FUND                                                   1999      2000      2001       1999      2000      2001
----                                                   ----      ----      ----       ----      ----      ----
Large Cap Fund....................................    $3,196    $5,944    $ 7,812    $2,243    $4,173    $5,542
Large Cap Value Fund..............................     ***      $   86*   $   621     ***      $   52*   $  355
Large Cap Growth Fund.............................     ***      $   90**  $   528     ***      $   68**  $  402
Small Cap Fund....................................    $1,641    $2,762    $ 4,224    $  450    $  788    $1,216
International Equity Fund                             $2,060    $3,290    $ 4,402    $1,064    $1,504    $1,658
Emerging Markets Equity Fund......................     ***       ***        ***       ***       ***       ***
Core Fixed Income Fund............................    $1,083    $2,019    $ 3,629    $1,575    $2,475    $2,986
High Yield Bond Fund..............................     ***       ***        ***       ***       ***       ***
International Fixed Income Fund...................     ***       ***        ***       ***       ***       ***


------------------------


*  Commenced operations on January 31, 2000.



** Commenced operations on February 28, 2000.


*** Not in operation during such period.


THE SUB-ADVISERS



    ALLIANCE CAPITAL MANAGEMENT L.P.--Alliance Capital Management L.P. ("Alliance") serves as a Sub-Adviser for a portion of the assets of the Large Cap and Large Cap Growth Funds. Alliance is a registered investment adviser organized as a Delaware limited partnership, of which Alliance Capital Management Corporation ("ACMC"), an indirect wholly-owned subsidiary of AXA Financial, Inc. ("AXA Financial") is a general partner. As of June 30, 2001, Alliance Capital Management Holding L.P. ("Alliance Holding") owned approximately 29.9% of the outstanding units of limited partnership interest in Alliance Capital ("Alliance Units"). ACMC is the general partner of Alliance Holding, whose equity interests are traded on the NYSE in the form of units ("Alliance Holding Units"). As of June 30, 2001, AXA Financial, together with ACMC and certain of its wholly-owned subsidiaries, beneficially owned approximately 2.1% of the outstanding Alliance Holding Units and 51.8% of the outstanding Alliance Units. AXA Financial, a Delaware corporation, is a wholly-owned subsidiary of AXA.



    ARTISAN PARTNERS LIMITED PARTNERSHIP--Artisan Partners Limited Partnership ("Artisan") serves as a Sub-Adviser for a portion of the assets of the Small Cap Fund. Artisan, a privately owned multidiscipline investment firm, was founded in 1994 and is a registered investment adviser.

    BLACKROCK FINANCIAL MANAGEMENT, INC.--BlackRock Financial Management, Inc. ("BlackRock") serves as a Sub-Adviser for a portion of the assets of the Core Fixed Income Fund. BlackRock is a subsidiary of PNC Financial Services Group, Inc. and is an indirect subsidiary of PNC Bank Corp. BlackRock, a registered investment adviser, is a Delaware corporation.



    BLACKROCK INTERNATIONAL LTD.--BlackRock International Ltd. ("BlackRock, Ltd.") serves as a Sub-Adviser for a portion of the assets of the International Equity Fund. BlackRock, Ltd. is a subsidiary of PNC Financial Services Group, Inc.



    THE BOSTON COMPANY ASSET MANAGEMENT--The Boston Company Asset Management ("The Boston Company") serves as a Sub-Adviser to a portion of the assets of the Emerging Markets Equity Fund. The Boston Company is a wholly-owned subsidiary of Mellon Financial Corporation and is a registered investment adviser.



    CAPITAL GUARDIAN TRUST COMPANY--Capital Guardian Trust Company ("Capital Guardian") serves as a Sub-Adviser for a portion of the assets of the International Equity Fund. Capital Guardian, a wholly-owned subsidiary of The Capital Group, was founded in 1968 and is a registered investment adviser.



    CHARTWELL INVESTMENT PARTNERS--Chartwell Investment Partners ("Chartwell") serves as a Sub-Adviser to a portion of the assets of the Small Cap Fund. Chartwell is an employee-owned firm founded on April 1, 1997 and is a registered investment adviser.



    CREDIT SUISSE ASSET MANAGEMENT, LLC--Credit Suisse Asset Management, LLC ("Credit Suisse") serves as the Sub-Adviser for the High Yield Bond Fund. Credit Suisse together with its predecessor firms, has been engaged in the investment advisory business for more than 50 years. Credit Suisse is an indirect, wholly-owned subsidiary of Credit Suisse Group, one of the worlds leading banks.



    DAVID J. GREENE AND COMPANY, LLC--David J. Greene and Company, LLC ("D.J. Greene") serves as a Sub-Adviser to a portion of the assets of the Small Cap Fund. D.J. Greene is a New York limited liability company founded in 1938, and changed from a partnership to an LLC in January 1998. Three family principals, Michael Greene, Alan Greene, and James Greene, collectively own more than 25% of the firm.



    DEUTSCHE ASSET MANAGEMENT, INC.--Deutsche Asset Management, Inc. ("DAMI") serves as a Sub-Adviser to a portion of the assets of the Large Cap and Large Cap Value Funds. DAMI was founded in 1838 as Morgan Grenfell, Inc. and has provided asset management services since 1953. DAMI is part of the Deutsche Asset Management Group ("DeAM"), the asset management division of Deutsche Bank AG.



    DUNCAN-HURST CAPITAL MANAGEMENT INC.--Duncan-Hurst Capital Management Inc. ("Duncan-Hurst") serves as a Sub-Adviser to a portion of the assets of the Large Cap and Large Cap Growth Funds. Duncan-Hurst is 100% owned by William Duncan, Jr., Frank P. Hurst and Rebecca LaFerney, all active employees of the firm.



    IRIDIAN ASSET MANAGEMENT LLC--Iridian Asset Management LLC ("Iridian") serves as a Sub-Adviser to a portion of the assets of the Large Cap Fund and Large Cap Value Fund. Iridian, registered investment adviser, is approximately 69.7% owned by active employees and does not have any affiliates of the firm.



    JF INTERNATIONAL MANAGEMENT, INC.--JF International Management, Inc. ("JFIMI") serves as a Sub-Adviser to a portion of the assets of the International Equity Fund. JFIMI, a subsidiary of Jardine Fleming International Holdings Limited, is a registered investment adviser.



    LSV ASSET MANAGEMENT, L.P.--LSV Asset Management, L.P. ("LSV") serves as a Sub-Adviser to a portion of the assets of the Large Cap, Large Cap Value, and Small Cap Funds. The general partners of LSV developed a quantitative value investment philosophy that has been used to manage assets over the past 7 years. LSV is a registered investment adviser organized as a Delaware general partnership. An affiliate of SIMC owns a majority interest in LSV.



    MARTIN CURRIE INC.--Martin Currie Inc. ("Martin Currie") serves as a Sub-Adviser to a portion of the assets of the International Equity Fund. Martin Currie, a registered investment adviser, is a wholly-owned subsidiary of Martin Currie Ltd.



    MAZAMA CAPITAL MANAGEMENT, INC.--Mazama Capital Management, Inc. ("Mazama") serves as Sub-Adviser to a portion of the assets of the Small Cap Fund. Mazama is an independent, 93% employee-owned, registered investment adviser.



    MCKINLEY CAPITAL MANAGEMENT, INC.--McKinley Capital Management, Inc. ("McKinley Capital") serves as a Sub-Adviser to a portion of the assets of the Small Cap Fund. McKinley Capital was founded in 1990 and is wholly-owned by its employees.



    MORGAN STANLEY INVESTMENT MANAGEMENT INC.--Morgan Stanley Investment Management Inc. ("Morgan Stanley") serves as a Sub-Adviser to a portion of the assets of the Emerging Markets Equity and International Equity Funds. Morgan Stanley is a registered investment adviser and Morgan Stanley Dean Witter & Co. is the direct parent of Morgan Stanley.



    NICHOLAS-APPLEGATE CAPITAL MANAGEMENT--Nicholas-Applegate Capital Management ("Nicholas-Applegate") serves as a Sub-Adviser to a portion of the assets of the Small Cap, Emerging Markets Equity, and High Yield Bond Funds.
Nicholas-Applegate Capital Management is an affiliate of Allianz AG. Allianz AG owns Allianz of America, Inc., which in turn, through its wholly-owned subsidiary MacIntosh LLC, owns Nicholas-Applegate Capital Management.



    NOMURA CORPORATE RESEARCH AND ASSET MANAGEMENT INC.--Nomura Corporate Research and Asset Management Inc. ("Nomura") serves as a Sub-Adviser to a portion of the assets of the High Yield Bond Fund. Nomura, a subsidiary of Nomura Holdings America, Inc., is a registered investment adviser.



    OECHSLE INTERNATIONAL ADVISORS, LLC--Oechsle International Advisors, LLC ("Oechsle") serves as a Sub-Adviser to a portion of the assets of the International Equity Fund. Oechsle, a registered investment adviser, is controlled by Oechsle Group, LLC ("OIA Group"), which owns approximately 44% of Oechsle. The Executive Committee of OIA Group, whose members are L. Sean Roche, Steven P. Langer, S. Dee Keesler and Warren R. Walker, also exercises control of Oechsle. Each member of OIA Group owns less than 25% of the firm.



    PEREGRINE CAPITAL MANAGEMENT INC.--Peregrine Capital Management Inc. ("Peregrine") serves as a Sub-Adviser to a portion of the assets of the Large Cap and Large Cap Growth Funds. Peregrine, a registered investment adviser, is a wholly-owned subsidiary of Wells Fargo Bank Minnesota, N.A.



    ROBERT W. BAIRD & CO., INCORPORATED--Robert W. Baird & Co., Incorporated ("Baird") serves as a Sub-Adviser to a portion of the assets of the Core Fixed Income Fund. Robert W. Baird is 64% owned by Northwestern Mutual Life and 36% employee owned. Baird is a registered investment adviser.



    RS INVESTMENT MANAGEMENT, L.P.--RS Investment Management, L.P. ("RSIM"), serves as a Sub-Adviser to a portion of the assets of the Small Cap Fund. RSIM, an employee-owned organization, is a registered investment adviser.



    SANFORD C. BERNSTEIN & CO., LLC--Sanford C. Bernstein & Co., LLC ("Bernstein"), serves as a Sub-Adviser to a portion of the assets of the Large Cap and Large Cap Value Funds. Bernstein was founded in 1967. Bernstein, formerly known as Sanford C. Bernstein, LLC, is a registered investment adviser that is a wholly-owned indirect subsidiary of Alliance Capital Management L.P.

    SAWGRASS ASSET MANAGEMENT, L.L.C.--Sawgrass Asset Management, L.L.C. ("Sawgrass") serves as a Sub-Adviser to a portion of the assets of the Small Cap Fund. Sawgrass, an entrepreneurial startup by an experienced team of investment professionals, was founded in 1998. Sawgrass, a registered investment adviser, is primarily owned by the members of Sawgrass Asset Management Inc. and Amsouth Bank Corporation.



    SECURITY CAPITAL RESEARCH AND MANAGEMENT GROUP INCORPORATED--Security Capital Research and Management Group Incorporated ("Security Capital") serves as a Sub-Adviser to a portion of the assets of the Small Cap Fund. Security Capital, a registered investment adviser, is 100% owned by Security Capital Investment Research Incorporated.



    SCHRODER INVESTMENT MANAGEMENT NORTH AMERICA INC.--Schroder Investment Management North America Inc. ("Schroders") serves as a Sub-Adviser to a portion of the assets of the Emerging Markets Equity Fund. Schroders is owned by two shareholders, Schroders Public Limited Company and Beinn Dubh Limted.



    SG PACIFIC ASSET MANAGEMENT, INC. AND SGY ASSET MANAGEMENT (SINGAPORE) LIMITED--SG Pacific Asset Management, Inc. ("SG Pacific") and SGY Asset Management (Singapore) Ltd. ("SGY") jointly serve as Sub-Advisers to a portion of the assets of the Emerging Markets Equity Fund. Societe Generale Asset Management (North Pacific), a French financial services conglomerate, has a controlling interest in SG Yamaichi Asset Management Co., Ltd. (formerly, Yamaichi International Capital Management Co., Ltd.), the parent of SG Pacific and SGY.



    SHENKMAN CAPITAL MANAGEMENT--Shenkman Capital Management ("Shenkman") serves as a Sub-Adviser to a portion of the assets of the High Yield Bond Fund. Shenkman was founded in 1985 and is independently owned by four shareholders and no broker-dealer affiliates.



    STERLING CAPITAL MANAGEMENT--Sterling Capital Management ("Sterling") serves as a Sub-Adviser to a portion of the assets of the Small Cap Fund. Sterling, a registered investment adviser, is an affiliate of United Asset Management, a wholly-owned subsidiary of Old Mutual, PLC.



    STRATEGIC FIXED INCOME, L.L.C.--Strategic Fixed Income, L.L.C. ("Strategic") serves as a Sub-Adviser to a portion of the assets of the International Fixed Income Fund. Strategic is a Delaware Limited Liability Company. Gobi Investment Incorporated is the Manager of the firm and Strategic Investment Management is the Member.



    TRANSAMERICA INVESTMENT MANAGEMENT, LLC--Transamerica Investment Management, LLC ("TIM") serves as a Sub-Adviser to a portion of the assets of the Large Cap and Large Cap Growth Funds. TIM was founded in 1999, and is wholly-owned by Transamerica Investment Services, Inc., a subsidiary of AEGON, N.V.



    WALL STREET ASSOCIATES--Wall Street Associates ("WSA") serves as a Sub-Adviser to a portion of the assets of the Small Cap Fund. WSA, a registered investment adviser and founded in 1987, is wholly owned by five active employees: William Jeffery, III, Kenneth McCain, David Baratta, Dave Anderson and Paul LeCoq.



    WESTERN ASSET MANAGEMENT COMPANY--Western Asset Management Company ("Western") serves as a Sub-Adviser to a portion of the assets of the Core Fixed Income Fund. Western is a wholly-owned subsidiary of Legg Mason, Inc., a financial services company located in Baltimore, Maryland. Western was founded in 1971 and specializes in the management of fixed income funds.

    For the fiscal years ended May 31, 1999, 2000, and 2001 SIMC paid the Sub-Advisers as follows:



                                                          FEES PAID                    FEE WAIVERS
                                                            (000)                         (000)
                                                  --------------------------    --------------------------
FUND                                               1999      2000      2001      1999      2000      2001
----                                               ----      ----      ----      ----      ----      ----
Large Cap Fund................................    $2,842    $5,691    $6,141     $  0      $  0      $  0
Large Cap Value Fund..........................     ***      $   76*   $  462     ***       $  0*     $  0
Large Cap Growth Fund.........................     ***      $   81**  $  444     ***       $  0**    $  0
Small Cap Fund................................    $1,549    $2,731    $4,209     $  0      $  0      $  0
International Equity Fund                         $3,561    $2,680    $3,370     $  0      $  0      $  0
Emerging Markets Equity Fund..................     ***       ***       ***       ***       ***       ***
Core Fixed Income Fund                            $1,142    $1,816    $1,656     $  0      $  0      $  0
High Yield Bond Fund..........................     ***       ***       ***       ***       ***       ***
International Fixed Income Fund...............     ***       ***       ***       ***       ***       ***


------------------------


*  Commenced operations on January 31, 2000.



** Commenced operations on February 28, 2000.


*** Not in operation during such period.


    For the fiscal years ended May 31, 1999, 2000, and 2001. SIMC paid LSV, which is an affiliated person of SIMC, as follows:



                                                     FEES PAID                    FEE WAIVERS
                                                       (000)                         (000)
                                             --------------------------    --------------------------
FUND                                          1999      2000      2001      1999      2000      2001
----                                          ----      ----      ----      ----      ----      ----
Large Cap Fund...........................     $338      $594      $257      $  0      $  0      $  0
Large Cap Value Fund.....................      *        $ 19**    $107       *        $  0**    $  0
Small Cap Fund...........................     $229      $257      $358      $  0      $  0      $  0


------------------------


*  Not in operation during such period.



**Commenced operations on January 31, 2000.


                                  DISTRIBUTION

    The Distributor, a wholly-owned subsidiary of SEI Investments, and the Trust are parties to a distribution agreement ("Distribution Agreement"). The Distribution Agreement shall be reviewed and ratified at least annually (i) by the Trust's Trustees or by the vote of a majority of the outstanding shares of the Trust, and (ii) by the vote of a majority of the Trustees of the Trust who are not parties to the Distribution Agreement or interested persons (as defined in the 1940 Act) of any party to the Distribution Agreement, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement will terminate in the event of any assignment, as defined in the 1940 Act, and is terminable with respect to a particular Fund on not less than sixty days' notice by the Trust's Trustees, by vote of a majority of the outstanding shares of such Fund or by the Distributor. The Distributor will receive no compensation for the distribution of Fund shares.

    The Fund may execute brokerage or other agency transactions through the Distributor, for which the Distributor may receive compensation.

    The Distributor may, from time to time and at its own expense, provide promotional incentives, in the form of cash or other compensation, to certain financial institutions whose representatives have sold or are expected to sell significant amounts of the Funds' shares.

    Although banking laws and regulations prohibit banks from distributing shares of open-end investment companies such as the Trust, according to an opinion issued to the staff of the SEC by the Office of the Comptroller of the Currency, financial institutions are not prohibited from acting in other capacities for investment companies, such as providing shareholder services. Should future legislative, judicial or administrative action prohibit or restrict the activities of financial institutions in connection with providing shareholder services, the Trust may be required to alter materially or discontinue its arrangements with such financial institutions.

                       TRUSTEES AND OFFICERS OF THE TRUST


    The management and affairs of the Trust are supervised by the Trustees under the laws of the Commonwealth of Massachusetts. The Trustees have approved contracts under which, as described above, certain companies provide essential management services to the Trust.



    The Trustees and Executive Officers of the Trust, their respective dates of birth, and their principal occupations for the last five years are set forth below. Each may have held other positions with the named companies during that period. Unless otherwise noted, the business address of each Trustee and each Executive Officer is SEI Investments Company, Oaks, Pennsylvania 19456. Certain officers of the Trust also serve as officers to one or more mutual funds for which SEI Investments or its affiliates act as investment manager, administrator or distributor.


    ROBERT A. NESHER (DOB 08/17/46)--Chairman of the Board of Trustees*--Currently performs various services on behalf of SEI Investments for which Mr. Nesher is compensated. Executive Vice President of SEI Investments, 1986-1994. Director and Executive Vice President of the Adviser, the Administrator and the Distributor, 1981-1994. Trustee of The Advisors' Inner Circle Fund, The Arbor Fund, Bishop Street Funds, The Expedition Funds, Pillar Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Insurance Products Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust.

    WILLIAM M. DORAN (DOB 05/26/40)--Trustee*--1701 Market Street, Philadelphia, PA 19103. Partner, Morgan, Lewis & Bockius LLP (law firm), counsel to the Trust, SEI Investments, the Adviser, the Administrator and the Distributor. Director of SEI Investments since 1974; Secretary of SEI Investments since 1978. Trustee of The Advisors' Inner Circle Fund, The Arbor Fund, The Expedition Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Insurance Products Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust.

    F. WENDELL GOOCH (DOB 12/03/32)--Trustee**--President, Orange County Publishing Co., Inc.; Publisher, Paoli News and Paoli Republican; and Editor, Paoli Republican, October 1981-January 1997. President, H&W Distribution, Inc., since July 1984. Executive Vice President, Trust Department, Harris Trust and Savings Bank and Chairman of the Board of Directors of The Harris Trust Company of Arizona before January 1981. Trustee of SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Insurance Products Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, STI Classic Funds and STI Classic Variable Trust.

    JAMES M. STOREY (DOB 04/12/31)--Trustee**--Partner, Dechert Price & Rhoads, September 1987-December 1993. Trustee of The Advisors' Inner Circle Fund, The Arbor Fund, The Expedition Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Insurance Products Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust.

    GEORGE J. SULLIVAN, JR. (DOB 11/13/42)--Trustee**--Chief Executive Officer, Newfound Consultants Inc. since April 1997. General Partner, Teton Partners, L.P., June 1991-December 1996; Chief Financial Officer, Noble Partners, L.P., March 1991-December 1996; Treasurer and Clerk, Peak Asset Management, Inc., since 1991; Trustee, Navigator Securities Lending Trust, since 1995. Trustee of The Advisors' Inner Circle Fund, The Arbor Fund, The Expedition Funds, SEI Asset Allocation Trust, SEI

Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Insurance Products Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust.


    ROSEMARIE B. GRECO (DOB 03/31/46)--Trustee**--Principal, Grecoventures (consulting firm) since August 1997. President, Corestates Financial Corp., 1991-1997; Chief Executive Officer and President, Corestates Bank, N.A., 1991-1997; Director, Sonoco, Inc.; Director, PECO Energy; Director, Radian, Inc.; Trustee, Pennsylvania Real Estate Investment Trust; Director, Cardone Industries, Inc.; Director, Genuardi Markets, Inc.; Director, PRWT Comserve, Inc. Trustee of SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Institutional Managed Trust, SEI Insurance Products Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust.


    EDWARD D. LOUGHLIN (DOB 03/07/51)--President and Chief Executive Officer--Executive Vice President and President--Asset Management Division of SEI Investments since 1993. Executive Vice President of the Adviser and the Administrator since 1994. Senior Vice President of the Distributor, 1986-1991; Vice President of the Distributor, 1981-1986.

    TIMOTHY D. BARTO (DOB 03/28/68)--Vice President and Assistant
Secretary--Employed by SEI Investments since October 1999. Vice President and Assistant Secretary of the Adviser, Administrator and Distributor since December 1999, Associate at Dechert Price & Rhoads (1997-1999). Associate at Richter, Miller & Finn (1994-1997).


    TODD B. CIPPERMAN (DOB 02/14/66)--Vice President and Assistant Secretary--Senior Vice President and General Counsel of SEI Investments. Senior Vice President, General Counsel and Secretary of the Adviser, the Administrator and the Distributor since 2000. Vice President and Assistant Secretary of SEI Investments, the Adviser, the Administrative and the Distributor, 1995-2000. Associate, Dewey Ballantine (law firm), 1994-1995. Associate, Winston & Strawn (law firm), 1991-1994.



    JAMES R. FOGGO (DOB 06/30/64)--Controller and Chief Financial Officer--Vice President and Assistant Secretary of SEI Investments since January 1998. Vice President of the Adviser, Administrator and Distributor since May 1999. Associate, Paul Weiss, Rifkind, Wharton & Garrison (law firm), 1998. Associate, Baker & McKenzie (law firm), 1995-1998. Associate, Battle Fowler L.L.P. (law firm), 1993-1995. Operations Manager, The Shareholder Services Group, Inc., 1986-1990.



    LYDIA A. GAVALIS (DOB 06/05/64)--Vice President and Assistant
Secretary--Vice President and Assistant Secretary of SEI Investments, the Adviser, the Administrator and the Distributor since 1998. Assistant General Counsel and Director of Arbitration, Philadelphia Stock Exchange, 1989-1998.


    ROBERT S. LUDWIG (DOB 3/12/50)--Vice President and Assistant Secretary--Employed by SEI Investments since 1985. Senior Vice President and Chief Investment Officer of SEI Asset Management Group since 1995. Chairman of SEI Investment Policy Committee since 1995. Manager of Product Development for SEI's institutional mutual funds and repurchase trading desk from 1985 to 1995. Held various product management and development positions at Chase Econometrics and Interactive Data Corporation from 1974 to 1985.


    CHRISTINE M. MCCULLOUGH (DOB 12/02/60)--Vice President and Assistant Secretary--Employed by SEI Investments since November 1999. Vice President and Assistant Secretary of the Adviser, the Administrator and the Distributor since December 1999. Associate at White and Williams LLP, (law firm) 1991-1999. Associate at Montgomery, McCracken, Walker & Rhoads, (law firm) 1990-1991.


    RICHARD W. GRANT (DOB 10/25/45)--Secretary--1701 Market Street, Philadelphia, PA 19103. Partner, Morgan, Lewis & Bockius LLP (law firm), counsel to the Trust, SEI Investments, the Adviser, the Administrator and the Distributor.


    WILLIAM E. ZITELLI, JR. (DOB 6/14/68)--Vice President and Assistant Secretary--Vice President and Assistant Secretary of the Administrator and Distributor since August 2000. Vice President, Merrill

Lynch & Co. Asset Management Group (1998-2000). Associate at Pepper Hamilton LLP (law firm), 1997-1998. Associate at Reboul, MacMurray, Hewitt, Maynard & Kristol (law firm), 1994-1997.



    SHERRY KAJDAN VETTERLEIN (DOB 06/22/62)--Vice President and Assistant Secretary--Vice President and Assistant Secretary of the Administrator and Distributor since January 2001. Shareholder/ Partner, Buchanan Ingersoll Professional Corporation (law firm), 1992-2000.


------------------------

 *Messrs. Nesher and Doran are Trustees who may be deemed to be "interested persons" of the Trust as the term is defined in the 1940 Act.

**Messrs. Gooch, Storey, Sullivan and Ms. Greco serve as members of the Audit
  Committee of the Trust.

    The Trustees and officers of the Trust own less than 1% of the outstanding shares of the Trust.


    Compensation of officers and affiliated Trustees of the Trust is paid by the Administrator. The Trust pays the fees for unaffiliated Trustees. For the fiscal year ended May 31, 2001, the Trust paid the following amounts to the Trustees.



                                         AGGREGATE          PENSION OR
                                       COMPENSATION     RETIREMENT BENEFITS                      TOTAL COMPENSATION FROM
                                      FROM REGISTRANT       ACCRUED AS       ESTIMATED ANNUAL      REGISTRANT AND TRUST
NAME OF                               FOR FISCAL YEAR         PART OF         BENEFITS UPON    COMPLEX PAID TO TRUSTEES FOR
PERSON, POSITION                       ENDED 5/31/01       FUND EXPENSES        RETIREMENT      FISCAL YEAR ENDED 5/31/01
----------------                     -----------------  -------------------  ----------------  ----------------------------
F. Wendell Gooch, Trustee..........       $16,997               $0                  $0         $116,550 for services on
                                                                                                 9 boards
James M. Storey, Trustee...........       $16,997               $0                  $0         $116,550 for services on
                                                                                                 9 boards
Robert A. Nesher, Trustee..........       $     0               $0                  $0         $0 for services on 9 boards
William M. Doran, Trustee..........       $     0               $0                  $0         $0 for services on 9 boards
George J. Sullivan, Trustee........       $16,997               $0                  $0         $116,550 for services on
                                                                                                 9 boards
Rosemarie B. Greco, Trustee........       $16,997               $0                  $0         $116,550 for services on
                                                                                                 9 boards


------------------------------

    Mr. Edward W. Binshadler is a Trustee Emeritus of the Trust. Mr. Binshadler serves as a consultant to the Audit Committee and receives as compensation $5,000 per Audit Committee meeting attended.

                                  PERFORMANCE

    From time to time, each Fund may advertise yield and/or total return. These figures will be based on historical earnings and are not intended to indicate future performance. The yield of a Fund refers to the annualized income generated by an investment in such Fund over a specified 30-day period. The yield is calculated by assuming that the income generated by the investment during that period generated each period over one year and is shown as a percentage of the investment. In particular, yield will be calculated according to the following formula:

       Yield = 2[(((a-b)/cd) + 1) TO THE POWER OF 6 - 1], where a = dividends and interest earned during the period; b = expenses accrued for the period (net of reimbursement); c = the current daily number of shares outstanding during the period that were entitled to receive dividends; and d = the maximum offering price per share on the last day of the period.


    Actual yield will depend on such variables as asset quality, average asset maturity, the type of instruments a Fund invests in, changes in interest rates on money market instruments, changes in the expenses of the Fund and other factors. For the 30-day period ending May 31, 2001, the yields for the Large Cap, Large Cap Value, Large Cap Growth, Small Cap and Core Fixed Income Funds were 1.07%, 1.69%, 0.34%, 0.68% and 5.94%, respectively.


    The total return of a Fund refers to the average compounded rate of return to a hypothetical investment for designated time periods (including, but not limited to, the period from which the Fund commenced operations through the specified date), assuming that the entire investment is redeemed at the end of each period. In particular, total return will be calculated according to the following formula:

       P(1 + T)to the power of n = ERV, where P = a hypothetical initial payment of $1,000; T = average annual total return; n = number of years; and ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the designated time period as of the end of such period.


    Based on the foregoing, the average annual total return for the Funds from inception through May 31, 2001, and for the one year period ended May 31, 2001 were as follows:



                                                                AVERAGE ANNUAL TOTAL RETURN
FUND                                                             ONE YEAR     SINCE INCEPTION
----                                                          --------------  ---------------
Large Cap Fund..............................................          -11.54%          14.65%*
Large Cap Value Fund........................................           10.04%          10.64%**
Large Cap Growth Fund.......................................          -30.08%         -24.98%***
Small Cap Fund..............................................            8.39%          11.42%*
Core Fixed Income Fund......................................           13.92%           7.98%*
International Equity Fund...................................          -18.21%           5.03%*
Emerging Markets Equity Fund................................            ****            ****
High Yield Bond Fund........................................            ****            ****
International Fixed Income Fund.............................            ****            ****


------------------------

*   Inception date of June 14, 1996.

**  Inception date of January 31, 2000.

*** Inception date of February 28, 2000.


****Not in operation during such period.


    The Funds may, from time to time, compare their performance to other mutual funds tracked by mutual fund rating services, to broad groups of comparable mutual funds or to unmanaged indices which may assume investment of dividends but generally do not reflect deductions for administrative and management costs.

    From time to time the Trust may include the names of clients of the advisers in advertisements and/or sales literature for the Trust.

                       PURCHASE AND REDEMPTION OF SHARES


    Each Fund's securities are valued by SEI Management pursuant to valuations provided by an independent pricing service (generally the last quoted sale price). Fund securities listed on a securities exchange for which market quotations are available are valued at the last quoted sale price on each business day (defined as days on which the New York Stock Exchange is open for business ("Business Day")) or, if there is no such reported sale, at the most recently quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recently quoted bid price. The pricing service may also use a matrix system to determine valuations. This system considers such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. The procedures of the pricing service and its valuations are reviewed by the officers of the Trust under the general supervision of the Trustees.

    Securities with remaining maturities of 60 days or less will be valued by the amortized cost method, which involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by this method, is higher or lower than the price the Trust would receive if it sold the instrument. During periods of declining interest rates, the daily yield of a Fund may tend to be higher than a like computation made by a company with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio securities. Thus, if the use of amortized cost by a Fund resulted in a lower aggregate portfolio value on a particular day, a prospective investor in a Fund would be able to obtain a somewhat higher yield that would result from investment in a company utilizing solely market values, and existing shareholders in the Fund would experience a lower yield. The converse would apply during a period of rising interest rates.


    Shares of a Fund may be purchased in exchange for securities included in the Fund subject to SEI Management's determination that the securities are acceptable. Securities accepted in an exchange will be valued at the market value. All accrued interest and subscription of other rights which are reflected in the market price of accepted securities at the time of valuation become the property of the Trust and must be delivered by the Shareholder to the Trust upon receipt from the issuer. A shareholder may recognize a gain or loss for federal income tax purposes in making the exchange.



    SEI Management will not accept securities for a Fund unless (1) such securities are appropriate for the Fund at the time of the exchange; (2) such securities are acquired for investment and not for resale; (3) the shareholder represents and agrees that all securities offered to the Trust for the Fund are not subject to any restrictions upon their sale by the Fund under the Securities Act, or otherwise; (4) such securities are traded on the American Stock Exchange, the New York Stock Exchange or on NASDAQ in an unrelated transaction with a quoted sales price on the same day the exchange valuation is made or, if not listed on such exchanges or on NASDAQ, have prices available from an independent pricing service approved by the Trust's Board of Trustees; and
(5) the securities may be acquired under the investment restrictions applicable to the Fund.


    It is currently the Trust's policy to pay all redemptions in cash. The Trust retains the right, however, to alter this policy to provide for redemptions in whole or in part by a distribution in kind of readily marketable securities held by a Fund in lieu of cash. Shareholders may incur brokerage charges on the sale of any such securities so received in payment of redemptions. However, a shareholder will at all times be entitled to aggregate cash redemptions from all Funds of the Trust during any 90-day period of up to the lesser of $250,000 or 1% of the Trust's net assets.

    A gain or loss for federal income tax purposes may be realized by a taxable shareholder upon an in-kind redemption depending upon the shareholder's basis in the shares of the Trust redeemed.


    The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period during which trading on the New York Stock Exchange is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of which disposal or evaluation of the fund securities is not reasonably practicable, or for such other periods as the SEC may by order permit. The Trust also reserves the right to suspend sales of shares of the Funds for any period during which the New York Stock Exchange, the Adviser, the Administrator, the Distributor, the Sub-Advisers and/or the custodian are not open for business. Currently, the following holidays are observed by the Trust: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.



    The securities may be traded on foreign markets on days other than Business Days or the net asset value of a Fund may be computed on days when such foreign markets are closed. In addition, foreign markets may close at times other than 4:00 p.m. Eastern time. As a consequence, the net asset value of a share of a Fund may not reflect all events that may affect the value of the Fund's foreign securities unless the Sub-Advisers determine that such events materially affect net asset value in which case net asset value will be determined by consideration of other factors.


                                     TAXES


    The following is only a summary of certain additional federal tax considerations generally affecting the Funds and their shareholders that are not described in the Funds' Prospectus. No attempt is made to present a detailed explanation of the federal, state, local, or foreign tax treatment of the Funds or their shareholders and the discussion here and in the Funds' Prospectus is not intended as a substitute for careful tax planning.


    This discussion of federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.


    Each Fund is treated as a separate entity for federal income tax purposes and is not combined with the Trust's other Funds. Each Fund intends to qualify as a regulated investment company ("RIC") under Subchapter M of the Code so that it will be relieved of federal income tax on that part of its income that is distributed to shareholders. In order to qualify for treatment as a RIC, a Fund must distribute annually to its shareholders at least 90% of its investment company taxable income (generally, net investment income plus the excess, if any, of net short-term capital gain over net long-term capital losses) ("Distribution Requirement") and also must meet several additional requirements. Among these requirements are the following: (i) at least 90% of a Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock or securities or currencies; (ii) at the close of each quarter of a Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, with such other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of a Fund's assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (iii) at the close of each quarter of a Fund's taxable year, not more than 25% of the value of its assets may be invested in securities (other than U.S. Government securities or the securities of other RICs) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses.



    Notwithstanding the Distribution Requirement described above, which only requires a Fund to distribute at least 90% of its annual investment company taxable income and does not require any minimum distribution of net capital gain, a Fund will be subject to a nondeductible 4% federal excise tax to the extent it fails to distribute by the end of any calendar year at least 98% of its ordinary income for that year and 98% of its capital gain net income (the excess of short- and long-term capital gain over short- and long-term capital loss) for the one-year period ending on October 31 of that year, plus certain other amounts. Each Fund intends to make sufficient distributions to avoid liability for the federal excise tax, but can make no assurances that such tax will be completely eliminated. A Fund may in certain circumstances be required to liquidate Fund investments in order to make sufficient distributions to avoid federal excise tax liability at a time when the investment advisor might not otherwise have chosen to do so, and liquidation of investments in such circumstances may affect the ability of a Fund to satisfy the requirements for qualification as a RIC. If a Fund's distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder's cost basis in the Fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold.

    Any gain or loss recognized on a sale, exchange or redemption of shares of a Fund by a shareholder who is not a dealer in securities will generally, for individual shareholders, be treated as a long-term capital gain or loss if the shares have been held for more than twelve months and otherwise will be treated as a short-term capital gain or loss. However, if shares on which a shareholder has received a net capital gain distribution are subsequently sold, exchanged or redeemed and such shares have been held for six months or less, any loss recognized will be treated as a long-term capital loss to the extent of the net capital gain distribution. In addition, the loss realized on a sale or other disposition of shares will be disallowed to the extent a shareholder repurchases (or enters into a contract or option to repurchase) shares within a period of 61 days (beginning 30 days before and ending 30 days after the disposition of the shares). This loss disallowance rule will apply to shares received through the reinvestment of dividends during the 61-day period.

    For non-corporate shareholders, long-term capital gains are currently taxed at a maximum rate of 20% and short-term capital gains are currently taxed at ordinary income tax rates.


    If a Fund fails to qualify as a RIC for any year, all of its income will be subject to federal income tax at corporate rates, and its distributions (including capital gain distributions) generally will be taxable as ordinary income dividends to its shareholders. In such case, the dividends received deduction will generally be available for eligible corporate shareholders (which are subject to certain limitations). The board reserves the right not to maintain the qualification of a Fund as a regulated investment company if it determines such course of action to be beneficial to shareholders.


    In the case of corporate shareholders, Fund distributions (other than capital gains distributions) generally qualify for the dividends-received deduction to the extent of the gross amount of qualifying dividends received by the Fund for the year. Generally, and subject to certain limitations (including certain holding period limitations), a dividend will be treated as a qualifying dividend if it has been received from a domestic corporation. All dividends (including the deducted portion) must be included in your alternative minimum taxable income calculation.

    A Fund may invest in complex securities. These investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by a Fund are treated as ordinary income or capital gain, accelerate the recognition of income to a Fund and/or defer such Fund's ability to recognize losses. In turn, those rules may affect the amount, timing or character of the income distributed to you by such Fund.


    A Fund will be required in certain cases to withhold, at applicable withholding rates, and remit to the United States Treasury the amount withheld on amounts payable to any shareholder who (1) has provided the Fund either an incorrect tax identification number or no number at all, (2) who is subject to backup withholding by the Internal Revenue Service for failure to properly report payments of interest or dividends, (3) who has failed to certify to the Fund that such shareholder is not subject to backup withholding, or (4) has failed to certify to the Fund that they are a U.S. person (including a resident alien). Non-U.S. investors in a Fund may be subject to U.S. withholding and estate tax and are encouraged to consult their tax advisor prior to investing in a Fund.



    Dividends and interest received by a Fund may be subject to income, withholding or other taxes imposed by foreign countries and United States possessions that would reduce the yield on a Fund's securities. Tax conventions between certain countries and the United States may reduce or eliminate these taxes. Foreign countries generally do not impose taxes on capital gains with respect to investments by foreign investors. If more than 50% of the value of a Fund's total assets at the close of its taxable year consists of securities of foreign corporations, a Fund will be eligible to, and intends to file an election with the Internal Revenue Service that will enable shareholders, in effect, to receive the benefit of the foreign tax credit with respect to any foreign and United States possessions income taxes paid by a Fund. Pursuant to the election, a Fund will treat those taxes as dividends paid to its shareholders. Each shareholder will be required to include a proportionate share of those taxes in gross income as income received from a foreign source and must treat the amount so included as if the shareholder had paid the foreign tax directly. The shareholder may then either deduct the taxes deemed paid by him or her in computing his or her taxable income or, alternatively, use the foregoing information in calculating the foreign tax credit (subject to significant limitations) against the shareholder's federal income tax. If a Fund makes the election, it will report annually to its shareholders the respective amounts per share of the Fund's income from sources within, and taxes paid to, foreign countries and United States possessions. Based upon their investment objectives, the International Equity, Emerging Markets Equity, and International Fixed Income Funds may be eligible to make the election.


STATE TAXES


    A Fund is not liable for any income or franchise tax in Massachusetts if it qualifies as a RIC for federal income tax purposes. Distributions by a Fund to shareholders and the ownership of shares may be subject to state and local taxes. Shareholders should consult their own tax advisers regarding the affect of federal, state and local taxes affecting an investment in Fund shares. Many states grant tax-free status to dividends paid to you from interest earned on direct obligation of the U.S. Government, subject in some states to minimum investment requirements that must be met by a Fund. Investment in GNMA or Fannie Mae securities, banker's acceptances, commercial paper and repurchase agreements collateralized by U.S. Government securities do not generally qualify for such tax-free treatment. The rules on exclusion of this income are generally different for corporate shareholders.


                               FUND TRANSACTIONS


    The Trust has no obligation to deal with any broker or dealer or group of brokers or dealers in the execution of transactions in fund securities. Subject to policies established by the Trustees, the Adviser and Sub-Advisers are responsible for placing orders to execute fund transactions. In placing orders, it is the Trust's policy to seek to obtain the best net results taking into account such factors as price (including the applicable dealer spread), size, type and difficulty of the transaction involved, the firm's general execution and operational facilities, and the firm's risk in positioning the securities involved. While the Adviser and Sub-Advisers generally seek reasonably competitive spreads or commissions, the Trust will not necessarily be paying the lowest spread or commission available. The Trust will not purchase fund securities from any affiliated person acting as principal except in conformity with the regulations of the SEC.



    The money market securities in which a Fund invests are traded primarily in the over-the-counter market. Bonds and debentures are usually traded over-the-counter, but may be traded on an exchange. Where possible, the Adviser and Sub-Advisers will deal directly with the dealers who make a market in the securities involved except in those circumstances where better prices and execution are available elsewhere. Such dealers usually are acting as principal for their own account. On occasion, securities may be purchased directly from the issuer. Money market securities are generally traded on a net basis and do not normally involve either brokerage commissions or transfer taxes. The cost of executing fund securities transactions of a Fund will primarily consist of dealer spreads and underwriting commissions.



    It is expected that the Funds may execute brokerage or other agency transactions through the Distributor, a registered broker-dealer, for a commission, in conformity with the 1940 Act, the Securities Exchange Act of 1934, as amended (the "Exchange Act"), and rules of the SEC. Under these provisions, the Distributor is permitted to receive and retain compensation for effecting fund transactions for a Fund on an exchange. These provisions further require that commissions paid to the Distributor by the Trust for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." In addition, a Fund may direct commission business to one or more designated broker-dealers, including the Distributor, in connection with such broker-dealer's payment of certain of the Fund's expenses. The Trustees, including those who are not "interested persons" of the Trust, have adopted procedures for evaluating the reasonableness of commissions paid to the Distributor and will review these procedures periodically.



    Since the Trust does not market its shares through intermediary brokers or dealers, it is not the Trust's practice to allocate brokerage or principal business on the basis of sales of its shares which may be made through such firms. However, the Fund's Sub-Advisers may place fund orders with qualified broker-dealers who recommend the Trust to clients, and may, when a number of brokers and dealers can provide best price and execution on a particular transaction, consider such recommendations by a broker or dealer in selecting among broker-dealers.



    The Trust does not expect to use one particular broker or dealer, and when one or more brokers is believed capable of providing the best combination of price and execution, the Fund's Adviser and Sub-Advisers may select a broker based upon brokerage or research services provided to the Adviser and Sub-Advisers. The Adviser and Sub-Advisers may pay a higher commission than otherwise obtainable from other brokers in return for such services only if a good faith determination is made that the commission is reasonable in relation to the services provided.



    Section 28(e) of the Exchange Act ("Section 28(e)") permits the Adviser and Sub-Adviser, under certain circumstances, to cause the Fund to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer. Brokerage and research services include
(1) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (2) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (3) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement, and custody). In the case of research services, the Adviser and Sub-Advisers believe that access to independent investment research is beneficial to their investment decision-making processes and, therefore, to the Fund.



    To the extent research services may be a factor in selecting brokers, such services may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market, economic, or institutional areas and information which assists in the valuation and pricing of investments. Examples of research-oriented services for which the advisers or sub-advisers might utilize Fund commissions include research reports and other information on the economy, industries, sectors, groups of securities, individual companies, statistical information, political developments, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance and other analysis. The Adviser or Sub-Advisers may use research services furnished by brokers in servicing all client accounts and not all services may necessarily be used in connection with the account that paid commissions to the broker providing such services. Information so received by the Adviser and Sub-Advisers will be in addition to and not in lieu of the services required to be performed by the Fund's Adviser and Sub-Advisers under the Advisory and Sub-Advisory Agreements. Any advisory, sub-advisory, or other fees paid to the Adviser and Sub-Advisers are not reduced as a result of the receipt of research services.



    In some cases the Adviser or Sub-Advisers receives a service from a broker that has both a "research" and a "non-research" use. When this occurs, the Adviser or Sub-Advisers makes a good faith allocation, under all the circumstances, between the research and non-research uses of the service. The percentage of the service that is used for research purposes may be paid for with client commissions, while the Adviser or Sub-Advisers will use its own funds to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, the Adviser or Sub-Advisers faces a potential conflict of interest, but the Adviser or Sub-Advisers believes that its allocation procedures are reasonably designed to ensure that it appropriately allocates the anticipated use of such services to their research and non-research uses.

    From time to time, the Fund may purchase new issues of securities for clients in a fixed price offering. In these situations, the seller may be a member of the selling group that will, in addition to selling securities, provide the Adviser or Sub-Advisers with research services. The NASD has adopted rules expressly permitting these types of arrangements under certain circumstances. Generally, the seller will provide research "credits" in these situations at a rate that is higher than that which is available for typical secondary market transactions. These arrangements may not fall within the safe harbor of Section 28(e).


    In connection with transactions effected for Funds operating within the "Manager of Managers" structure, under this policy, SIMC and the various firms that serve as money managers to certain Funds of the Trust, in the exercise of joint investment discretion over the assets of a Fund, may direct a portion of a Fund's brokerage to the Distributor. All such transactions directed to the Distributor must be accomplished in a manner that is consistent with the Trust's policy to achieve best net results, and must comply with the Trust's procedures regarding the execution of transactions through affiliated brokers.


    For the fiscal years ended May 31, 1999, 2000, and 2001, the Funds paid the following brokerage fees:



                                                                                                 TOTAL $ AMOUNT
                                                 TOTAL $ AMOUNT                                   OF BROKERAGE
                                                  OF BROKERAGE                                    COMMISSIONS
                                                   COMMISSIONS                                 PAID TO AFFILIATED
                                                   PAID (000)                                    BROKERS (000)
                                   -------------------------------------------  ------------------------------------------------
  FUND                                  1999            2000          2001            1999             2000            2001
  ----                                  ----            ----          ----            ----             ----            ----
  Large Cap Fund.................      $1,640          $  126        $5,922           $88               $0             $ 20
  Large Cap Value Fund...........     ***              $  193*       $  615        ***                  $0*            $  6
  Large Cap Growth Fund..........     ***              $  126**      $  352        ***                  $0**           $  3
  Small Cap Fund.................      $  914          $2,157        $2,497           $ 9               $0             $ 12
  Core Fixed Income Fund.........      $  208          $  233        $  606           $ 0               $0             $227
  High Yield Bond Fund...........     ***             ***            ***           ***              ***              ***
  International Fixed Income
  Fund...........................     ***             ***            ***           ***              ***              ***
  Emerging Markets Equity Fund...     ***             ***            ***           ***              ***              ***
  International Equity Fund......      $1,610          $2,434        $2,991           $ 0               $0             $  0

                                                   % OF TOTAL
                                   % OF TOTAL      BROKERAGE
                                    BROKERAGE     TRANSACTIONS
                                   COMMISSIONS      EFFECTED
                                   PAID TO THE      THROUGH
                                   AFFILIATED      AFFILIATED
                                     BROKERS        BROKERS
                                   -----------  ----------------
  FUND                                2001            2001
  ----                                ----            ----
  Large Cap Fund.................        0%            22%
  Large Cap Value Fund...........        1%            34%
  Large Cap Growth Fund..........        1%            22%
  Small Cap Fund.................        0%            34%
  Core Fixed Income Fund.........       38%            97%
  High Yield Bond Fund...........    ***           ***
  International Fixed Income
  Fund...........................    ***           ***
  Emerging Markets Equity Fund...    ***           ***
  International Equity Fund......        0%             4%


------------------------


* Commenced operations on January 31, 2000.



**Commenced operations on February 28, 2000.



***Not in operation during such period.



    The portfolio turnover rate for each Fund for the fiscal years ended May 31, 2000 and 2001 was as follows:



                                                    TURNOVER RATE
                                                    --------------
FUND                                                 2000    2001
----                                                 ----    ----
Large Cap Fund....................................     64%    107%
Large Cap Value Fund..............................    *       104%
Large Cap Growth Fund.............................   **       107%
Small Cap Fund....................................    159%    154%
International Equity Fund.........................     74%     71%
Emerging Markets Equity Fund......................   ***     ***
Core Fixed Income Fund............................    383%    399%
High Yield Bond Fund..............................   ***     ***
International Fixed Income Fund...................   ***     ***


------------------------


*  Commenced operations on January 31, 2000.



** Commenced operations on February 28, 2000.


*** Not in operation during such period.

    The variation in portfolio turnover for the Large Cap, Large Cap Value and Large Cap Growth Funds from the fiscal years ended May 31, 2000 to May 31, 2001 was due to the reconfiguration of portfolio securities as a result of Sub-Adviser changes for each Fund.



    The Trust is required to identify any securities of its "regular broker dealers" (as such term is defined in the 1940 Act) which the Trust has acquired during its most recent fiscal year. As of May 31, 2001, the Trust held securities from the following issuers:



                                                       TYPE
FUND                                                OF SECURITY  NAME OF ISSUER   AMOUNT (000)
----                                                -----------  --------------   ------------
Large Cap Fund                                       Equity      Merrill Lynch     9,713
                                                     Equity      Goldman Sachs     24,089
                                                     Equity      Lehman Brothers   10,269
                                                     Equity      Morgan Stanley    44,473
                                                     Debt        Morgan Stanley    24,303
                                                     Equity      Bear Stearns      4,832
Large Cap Value Fund                                 Equity      Merrill Lynch     1,585
                                                     Equity      Morgan Stanley    4,177
                                                     Debt        Morgan Stanley    15,823
                                                     Equity      Bear Stearns      837
                                                     Equity      Goldman Sachs     514
                                                     Equity      Lehman Brothers   1,160
Large Cap Growth Fund                                Equity      Morgan Stanley    3,491
                                                     Equity      Goldman Sachs     4,004
                                                     Equity      Lehman Brothers   587
                                                     Debt        J.P. Morgan       7,875
                                                     Debt        Morgan Stanley    642
Small Cap Fund                                       Debt        Merrill Lynch     3,948
                                                     Debt        Morgan Stanley    16,653
Core Fixed Income Fund                               Debt        Goldman Sachs     5,281
                                                     Debt        Merrill Lynch     357,329
                                                     Debt        J.P. Morgan       55,003
                                                     Debt        Lehman Brothers   4,145


                             DESCRIPTION OF SHARES

    The Declaration of Trust authorizes the issuance of an unlimited number of shares of each Fund, each of which represents an equal proportionate interest in that Fund. Each share upon liquidation entitles a shareholder to a pro rata share in the net assets of that Fund. Shareholders have no preemptive rights. The Declaration of Trust provides that the Trustees of the Trust may create additional series of shares or separate classes of funds. Share certificates representing the shares will not be issued.

                       LIMITATION OF TRUSTEES' LIABILITY

    The Declaration of Trust provides that a Trustee shall be liable only for his or her own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or administrators, shall not be liable for any neglect or wrongdoing of any such person. The Declaration of Trust also provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Trust unless it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his or her willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties.

                                 CODE OF ETHICS


    The Board of Trustees of the Trust has adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. In addition, the Adviser, Sub-Advisers and Distributor have adopted Code of Ethics pursuant to Rule 17j-1. These Codes of Ethics apply to the personal investing activities of trustees, officers and certain employees ("access persons"). Rule 17j-1 and the Codes are designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under each Code of Ethics, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. In addition, certain access persons are required to obtain approval before investing in initial public offerings or private placements or are prohibited from making such investments. Copies of these Codes of Ethics are on file with the SEC and are available to the public.


                                     VOTING

    Each share held entitles the shareholder of record to one vote. The shareholders of each Fund will vote separately on matters pertaining solely to that Fund, such as any distribution plan. As a Massachusetts business trust, the Trust is not required to hold annual meetings of shareholders, but approval will be sought for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. In addition, a Trustee may be removed by the remaining Trustees or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.

    Where the Prospectus for the Funds or this Statement of Additional Information state that an investment limitation or a fundamental policy may not be changed without shareholder approval, such approval means the vote of
(i) 67% or more of the Fund's shares present at a meeting if the holders of more than 50% of the outstanding shares of the Fund are present or represented by Proxy, or (ii) more than 50% of the Fund's outstanding shares, whichever is less.


    As of September 5, 2001, SEI Private Trust Company owned a controlling interest (as defined by the 1940 Act) in the Trust's Large Cap, Large Cap Value, Large Cap Growth, Small Cap, Core Fixed Income, and International Equity Funds.


                             SHAREHOLDER LIABILITY

    The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a Trust could, under certain circumstances, be held personally liable as partners for the obligations of the Trust. Even if, however, the Trust were held to be a partnership, the possibility of the shareholders' incurring financial loss for that reason appears remote because the Trust's Declaration of Trust
(i) contains an express disclaimer of shareholder liability for obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or on behalf of the Trust or the Trustees, and (ii) provides for indemnification out of the Trust property for any shareholders held personally liable for the obligations of the Trust.

                                5% SHAREHOLDERS


    As of September 5, 2001, the following persons were the only persons who were record owners (or to the knowledge of the Trust, beneficial owners) of 5% and 25% or more of the shares of the Funds. Persons who owned of record or beneficially more than 25% of a Fund's outstanding shares may be deemed to control the Fund within the meaning of the 1940 Act. The Trust believes that most of the shares referred to above were held by the above persons in accounts for their fiduciary, agency, or custodial customers.



LARGE CAP FUND:
                  NAME AND ADDRESS                     NUMBER OF SHARES   PERCENT OF FUND
-----------------------------------------------------  ----------------   ---------------
SEI Private Trust Company                                   147,599,994       69.29%
680 East Swedesford Road
Wayne, PA 19087-1610

Mac & Co.                                                    16,192,202        7.60%
APSF 1852692
Mutual Fund Operations
P.O. Box 3198
Pittsburgh, PA 15230-3198



LARGE CAP VALUE FUND:
                   NAME AND ADDRESS                     NUMBER OF SHARES   PERCENT OF FUND
------------------------------------------------------  ----------------   ---------------
SEI Private Trust Company                                  15,158,329          46.35%
One Freedom Valley Road
Oaks, PA 19403

Mellon Trust                                                4,970,674          15.20%
Hercules-STD
One Mellon Bank Center
Pittsburgh, PA 15258-0001

Amsouth FBO Russell Corp.                                   1,965,829           6.01%
ATTN: Anne Eady
P.O. Box 830859
Birmingham, AL 35283-0859

First Union National Bank                                   6,053,355          18.51%
ATTN: Sophia Katz
600 Penn Street, 2nd Floor North
Reading, PA 19607



LARGE CAP GROWTH FUND:
                   NAME AND ADDRESS                     NUMBER OF SHARES   PERCENT OF FUND
------------------------------------------------------  ----------------   ---------------
SEI Private Trust Company                                  22,474,876          54.18%
One Freedom Valley Road
Oaks, PA 19403

Amsouth FBO Russell Corp.                                   2,935,365           7.08%
ATTN: Anne Eady
P.O. Box 830859
Birmingham, AL 35283-0859

First Union National Bank                                  10,755,593          25.93%
ATTN: Sophia Katz
600 Penn Street, 2nd Floor North
Reading, PA 19607

SMALL CAP FUND:
                   NAME AND ADDRESS                     NUMBER OF SHARES   PERCENT OF FUND
------------------------------------------------------  ----------------   ---------------
SEI Private Trust Company                                  28,967,776          31.95%
680 East Swedesford Road
Wayne, PA 19087-1610

Northern Trust Custodian FBO                               19,148,414          21.12%
North Dakota Pension A/C 26-10043
ATTN: Jeff Sampson
P.O. Box 92956
Chicago, Illinois 60675-2956

State Street Bank                                           4,800,512           5.29%
Air Products-Chemicals Inc.
Pension Plan
Attn: Laura Mcauliffe
One Enterprise Drive
North Quincy, MA 02171-2126

First Union National Bank                                   7,912,405           8.73%
Attn: Sophia Katz
600 Penn Street 2nd FL North
Reading, PA 19607



INTERNATIONAL EQUITY FUND:
                   NAME AND ADDRESS                     NUMBER OF SHARES   PERCENT OF FUND
------------------------------------------------------  ----------------   ---------------
SEI Private Trust Company                                  75,506,513          62.64%
One Freedom Valley Road
Oaks, PA 19403

Mac & Co.                                                   7,689,003           6.38%
APSF 1852692
Mutual Fund Operations
P.O. Box 3198
Pittsburgh, PA 15230-3198

Northern Trust                                              7,377,391           6.12%
FBO Harnischfeger Master Retirement
50 S. LaSalle
Chicago, IL 60675-0001



CORE FIXED INCOME FUND:
                   NAME AND ADDRESS                     NUMBER OF SHARES   PERCENT OF FUND
------------------------------------------------------  ----------------   ---------------
SEI Private Trust Company                                 155,878,849          75.16%
One Freedom Valley Road
Oaks, PA 19403

                              MASTER/FEEDER OPTION

    The Trust may in the future seek to achieve any Fund's investment objective by investing all of that Fund's assets in another investment company having the same investment objective and substantially the same investment policies and restrictions as those applicable to that Fund. It is expected that any such investment company would be managed by SIMC in substantially the same manner as the existing Fund. The initial shareholder(s) of each Fund voted to vest such authority in the sole discretion of the Trustees and such investment may be made without further approval of the shareholders of the Funds. However, shareholders of the Funds will be given at least 30 days' prior notice of any such investment. Such investment would be made only if the Trustees determine it to be in the best interests of a Fund and its shareholders. In making that determination the Trustees will consider, among other things, the benefits to shareholders and/or the opportunity to reduce costs and achieve operational efficiencies. Although the Funds believe that the Trustees will not approve an arrangement that is likely to result in higher costs, no assurance is given that costs will be materially reduced if this option is implemented.

                                   CUSTODIAN

    First Union National Bank, Broad and Chestnut Streets, P.O. Box 7618, Philadelphia, Pennsylvania 19101, acts as wire agent for each of the Funds and custodian for the assets of the Large Cap, Small Cap, Core Fixed Income and High Yield Bond Funds. State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, acts as custodian for the assets of the International Fixed Income, Emerging Markets Equity and International Equity Funds. First Union National Bank, and State Street Bank and Trust Company (each a "Custodian," and, together, the "Custodians") hold cash, securities and other assets of the respective Funds for which they act as custodian as required by the 1940 Act.

                                    EXPERTS


    The financial statements incorporated by reference into this Statement of Additional Information have been incorporated by reference in reliance on the report of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting. PricewaterhouseCoopers LLP is located at Two Commerce Square, Suite 1700, 2001 Market Street, Philadelphia, Pennsylvania 19103.


                                 LEGAL COUNSEL

    Morgan, Lewis & Bockius LLP serves as counsel to the Trust.

                              FINANCIAL STATEMENTS


    The Trust's financial statements for the fiscal year ended May 31, 2001, including notes thereto and the report of PricewaterhouseCoopers LLP thereon, are herein incorporated by reference from the Trust's 2001 Annual Report. A copy of the 2001 Annual Report must accompany the delivery of this Statement of Additional Information.

                      SEI INSTITUTIONAL INVESTMENTS TRUST
                           PART C. OTHER INFORMATION

ITEM 23.  EXHIBITS:


           (a)        Registrant's Declaration of Trust is incorporated herein by reference to Exhibit (1) of Registrant's Registration
                        Statement on Form N-1A (File No. 33-58041), filed with the
                        Securities and Exchange Commission ("SEC") on March 10,
                        1995.
           (b)(1)     Registrant's By-Laws are incorporated herein by reference to
                        Exhibit (2) of Registrant's Registration Statement on Form
                        N-1A (File No. 33-58041), filed with the SEC on March 10,
                        1995.
           (b)(2)     Amended By-Laws are incorporated by reference to
                        Exhibit (2)(a) of Registrant's Registration Statement on
                        Form N-1A (File No. 33-58041), filed with the SEC on
                        September 29, 1997.
           (b)(3)     Amended By-Laws, dated February 20, 2001, are filed
                        herewith.
           (c)        Not Applicable.
           (d)(1)     Investment Advisory Agreement between the Trust and SEI
                        Investments Management Corporation ("SIMC") (formerly "SEI
                        Financial Management Corporation") as previously filed with Registrant's Pre-Effective Amendment No. 2 on Form
                        N-1A (File No. 33-58041), filed with the SEC on June 7,
                        1996 is herein incorporated by reference to Exhibit (5)(a) of Post-Effective Amendment No. 2, filed with the SEC on September 29, 1997.
           (d)(2)     Investment Sub-Advisory Agreement between SIMC and 1838
                        Investment Advisors, L.P. with respect to the Trust's
                        Small Cap Fund as previously filed with Registrant's
                        Pre-Effective Amendment No. 1 on Form N-1A (File
                        No. 33-58041), filed with the SEC on April 26, 1996 is herein incorporated by reference to Exhibit (5)(b) of Post-Effective Amendment No. 2, filed with the SEC on
                        September 29, 1997.
           (d)(3)     Investment Sub-Advisory Agreement between SIMC and Acadian
                        Asset Management, L.P. with respect to the Trust's
                        International Equity Fund as previously filed with Registrant's Pre-Effective Amendment No. 1 on Form N-1A
                        (File No. 33-58041), filed with the SEC on April 26, 1996 is herein incorporated by reference to Exhibit (5)(c) of Post-Effective Amendment No. 2, filed with the SEC on
                        September 29, 1997.
           (d)(4)     Investment Sub-Advisory Agreement between SIMC and Alliance
                        Capital Management L.P. with respect to the Trust's Large
                        Cap Fund as previously filed with Registrant's
                        Pre-Effective Amendment No. 1 on Form N-1A (File
                        No. 33-58041), filed with the SEC on April 26, 1996 is herein incorporated by reference to Exhibit (5)(d) of Post-Effective Amendment No. 2, filed with the SEC on
                        September 29, 1997.
           (d)(5)     Form of Investment Sub-Advisory Agreement between SIMC and
                        Apodaca-Johnston Capital Management, Inc. with respect to the Trust's Small Cap Fund is incorporated herein by reference to Exhibit (5)(e) of Registrant's Pre-Effective
                        Amendment No. 1 on Form N-1A (File No. 33-58041), as previously filed with the SEC on April 26, 1996.
           (d)(6)     Investment Sub-Advisory Agreement between SIMC and BEA
                        Associates with respect to the High Yield Bond Fund as previously filed with Registrant's Pre-Effective Amendment
                        No. 1 on Form N-1A (File No. 33-58041), filed with the SEC on April 26, 1996 is herein incorporated by reference to Exhibit (5)(f) of Post-Effective Amendment No. 2, filed with the SEC on September 29, 1997.

           (d)(7)     Investment Sub-Advisory Agreement between SIMC and BlackRock
                        Financial Management, Inc. with respect to the Core Fixed
                        Income Fund as previously filed with Registrant's
                        Pre-Effective Amendment No. 1 on Form N-1A (File
                        No. 33-58041), filed with the SEC on April 26, 1996 is herein incorporated by reference to Exhibit (5)(g) of Post-Effective Amendment No. 2, filed with the SEC on
                        September 29, 1997.
           (d)(8)     Investment Sub-Advisory Agreement between SIMC and Boston
                        Partners Asset Management, L.P. with respect to the Small
                        Cap Fund as previously filed with Registrant's
                        Pre-Effective Amendment No. 1 on Form N-1A (File
                        No. 33-58041), filed with the SEC on April 26, 1996 is herein incorporated by reference to Exhibit (5)(h) of Post-Effective Amendment No. 2, filed with the SEC on
                        September 29, 1997.
           (d)(9)     Investment Sub-Advisory Agreement between SIMC and Firstar
                        Investment Research & Management Company with respect to the Core Fixed Income Fund as previously filed with Registrant's Pre-Effective Amendment No. 1 on Form N-1A
                        (File No. 33-58041), filed with the SEC on April 26, 1996 is herein incorporated by reference to Exhibit (5)(i) of Post-Effective Amendment No. 2, filed with the SEC on
                        September 29, 1997.
           (d)(10)    Investment Sub-Advisory Agreement between SIMC and American
                        Express Asset Management Group, Inc. (formerly "IDS
                        Advisory Group, L.P.") with respect to the Trust's Large
                        Cap Fund as previously filed with Registrant's
                        Pre-Effective Amendment No. 1 on Form N-1A (File
                        No. 33-58041), filed with the SEC on April 26, 1996 is herein incorporated by reference to Exhibit (5)(j) of Post-Effective Amendment No. 2, filed with the SEC on
                        September 29, 1997.
           (d)(11)    Investment Sub-Advisory Agreement between SIMC and LSV Asset
                        Management with respect to the Trust's Large Cap and Small
                        Cap Funds as previously filed with Registrant's
                        Pre-Effective Amendment No. 1 on Form N-1A (File
                        No. 33-58041), filed with the SEC on April 26, 1996 is herein incorporated by reference to Exhibit (5)(k) of Post-Effective Amendment No. 2, filed with the SEC on
                        September 29, 1997.
           (d)(12)    Investment Sub-Advisory Agreement between SIMC and Mellon
                        Equity Associates with respect to the Large Cap Fund as previously filed with Registrant's Pre-Effective Amendment
                        No. 1 on Form N-1A (File No. 33-58041), filed with the SEC on April 26, 1996 is herein incorporated by reference to Exhibit (5)(l) of Post-Effective Amendment No. 2, filed with the SEC on September 29, 1997.
           (d)(13)    Investment Sub-Advisory Agreement between SIMC and HighMark
                        Capital Management, Inc. (formerly "Pacific Alliance
                        Capital Management") with respect to the Large Cap Fund as previously filed with Registrant's Pre-Effective Amendment
                        No. 1 on Form N-1A (File No. 33-58041), filed with the SEC on April 26, 1996 is herein incorporated by reference to Exhibit (5)(m) of Post-Effective Amendment No. 2, filed with the SEC on September 29, 1997.
           (d)(14)    Investment Sub-Advisory Agreement between SIMC and
                        Montgomery Asset Management, L.P. with respect to the Emerging Markets Equity Fund as previously filed with Registrant's Pre-Effective Amendment No. 1 on Form N-1A
                        (File No. 33-58041), filed with the SEC on April 26, 1996 is herein incorporated by reference to Exhibit (5)(n) of Post-Effective Amendment No. 2, filed with the SEC on
                        September 29, 1997.

           (d)(15)    Form of Investment Sub-Advisory Agreement between SIMC and
                        Morgan Grenfell Investment Services Limited with respect to the International Equity Fund is incorporated herein by reference to Registrant's Exhibit (5)(o) of Pre-Effective
                        Amendment No. 1 on Form N-1A (File No. 33-58041), as previously filed with the SEC on April 26, 1996.
           (d)(16)    Investment Sub-Advisory Agreement between SIMC and
                        Nicholas-Applegate Capital Management, Inc. with respect to the Small Cap Fund as previously filed with Registrant's Pre-Effective Amendment No. 1 on Form N-1A
                        (File No. 33-58041), filed with the SEC on April 26, 1996 is herein incorporated by reference to Exhibit (5)(p) of Post-Effective Amendment No. 2, filed with the SEC on
                        September 29, 1997.
           (d)(17)    Investment Sub-Advisory Agreement between SIMC and Provident
                        Investment Counsel, Inc. with respect to the Large Cap
                        Fund as previously filed with Registrant's Pre-Effective
                        Amendment No. 1 on Form N-1A (File No. 33-58041), filed with the SEC on April 26, 1996 is herein incorporated by reference to Exhibit (5)(q) of Post-Effective Amendment
                        No. 2, filed with the SEC on September 29, 1997.
           (d)(18)    Investment Sub-Advisory Agreement between SIMC and Schroder
                        Capital Management International Limited with respect to the International Equity Fund is filed herewith incorporated herein by reference to Exhibit (5)(r) of Registrant's Pre-Effective Amendment No. 1 on Form N-1A
                        (File No. 33-58041), as previously filed with the SEC on April 26, 1996.
           (d)(19)    Investment Sub-Advisory Agreement between SIMC and Strategic
                        Fixed Income L.P. with respect to the International Fixed
                        Income Fund as previously filed with Registrant's
                        Pre-Effective Amendment No. 1 on Form N-1A (File
                        No. 33-58041), filed with the SEC on April 26, 1996 is herein incorporated by reference to Exhibit (5)(s) of Post-Effective Amendment No. 2, filed with the SEC on
                        September 29, 1997.
           (d)(20)    Investment Sub-Advisory Agreement between SIMC and Wall
                        Street Associates with respect to the Small Cap Fund as previously filed with Registrant's Pre-Effective Amendment
                        No. 1 on Form N-1A (File No. 33-58041), filed with the SEC on April 26, 1996 is herein incorporated by reference to Exhibit (5)(t) of Post-Effective Amendment No. 2, filed with the SEC on September 29, 1997.
           (d)(21)    Investment Sub-Advisory Agreement between SIMC and Western
                        Asset Management Company with respect to the Core Fixed
                        Income Fund as previously filed with Registrant's
                        Pre-Effective Amendment No. 1 on Form N-1A (File
                        No. 33-58041), filed with the SEC on April 26, 1996 is herein incorporated by reference to Exhibit (5)(u) of Post-Effective Amendment No. 2, filed with the SEC on
                        September 29, 1997.
           (d)(22)    Investment Sub-Advisory Agreement between SIMC and First of
                        America Investment Corporation with respect to the Small
                        Cap Fund as previously filed as Exhibit (5)(w) with Registrant's Pre-Effective Amendment No. 2 on Form N-1A
                        (File No. 33-58041), filed with the SEC on June 7, 1996 is herein incorporated by reference to Exhibit (5)(v) of Post-Effective Amendment No. 2, filed with the SEC on
                        September 29, 1997.
           (d)(23)    Investment Sub-Advisory Agreement between SIMC and Farrell
                        Wako Global Investment Management, Inc. with respect to the International Equity Fund as previously filed as Exhibit (5)(x) with Registrant's Pre-Effective Amendment
                        No. 2 on Form N-1A (File No. 33-58041), filed with the
                        SEC on June 7, 1996 is herein incorporated by reference to Exhibit (5)(w) of Post-Effective Amendment No. 2, filed with the SEC on September 29, 1997.

           (d)(24)    Investment Sub-Advisory Agreement between SIMC and Seligman
                        Henderson Co. with respect to the International Equity
                        Fund as previously filed as Exhibit (5)(y) with Registrant's Pre-Effective Amendment No. 2 on Form N-1A
                        (File No. 33-58041), filed with the SEC on June 7, 1996 is herein incorporated by reference to Exhibit (5)(x) of Post-Effective Amendment No. 2, filed with the SEC on
                        September 29, 1997.
           (d)(25)    Investment Sub-Advisory Agreement between SIMC and SG
                        Pacific Asset Management, Inc. (formerly "Yamaichi Capital
                        Management, Inc.") with respect to the International
                        Equity Fund as previously filed as Exhibit (5)(z) with Registrant's Pre-Effective Amendment No. 2 on Form N-1A
                        (File No. 33-58041), filed with the SEC on June 7, 1996 is herein incorporated by reference to Exhibit (5)(y) of Post-Effective Amendment No. 2, filed with the SEC on
                        September 29, 1997.
           (d)(26)    Investment Sub-Advisory Agreement between SIMC and
                        Coronation Asset Management (Proprietary) Limited with respect to the Emerging Markets Equity Fund previously filed as Exhibit (5)(aa) to Registrant's Post-Effective
                        Amendment No. 1 on Form N-1A (File No. 33-58041), filed with the SEC on December 30, 1996, is herein incorporated by reference to Exhibit (5)(z) of Post-Effective Amendment
                        No. 2, filed with the SEC on September 29, 1997.
           (d)(27)    Investment Sub-Advisory Agreement between SIMC and Furman
                        Selz Capital Management LLC with respect to the Small Cap
                        Fund as previously filed as Exhibit (5)(bb) to Registrant's Post-Effective Amendment No. 1 on Form N-1A
                        (File No. 33-58041), filed with the SEC on December 30,
                        1996 is herein incorporated by reference to Exhibit (5)(aa) of Post-Effective Amendment No. 2, filed with the SEC on September 29, 1997.
           (d)(28)    Investment Sub-Advisory Agreement between SIMC and Lazard
                        London International Investment Management Limited with respect to the International Equity Fund as previously filed as Exhibit (5)(cc) to Registrant's Post-Effective
                        Amendment No. 1 on Form N-1A (File No. 33-58041), filed with the SEC on December 30, 1996 is herein incorporated by reference to Exhibit (5)(bb) of Post-Effective
                        Amendment No. 2, filed with the SEC on September 29, 1997.
           (d)(29)    Investment Sub-Advisory Agreement between SIMC and
                        Parametric Portfolio Associates with respect to the Emerging Markets Equity Fund previously filed as
                        Exhibit (5)(dd) to Registrant's Post-Effective Amendment
                        No. 1 on Form N-1A (File No. 33-58041), filed with the SEC on December 30, 1996, is herein incorporated by reference to Exhibit (5)(cc) of Post-Effective Amendment No. 2, filed with the SEC on September 29, 1997.
           (d)(30)    Investment Sub-Advisory Agreement between SIMC and SG
                        Pacific Asset Management, Inc. (formerly "Yamaichi Capital
                        Management, Inc.") and SGY Asset Management (Singapore)
                        Ltd. (formerly "Yamaichi Capital Management (Singapore)
                        Limited) with respect to the International Equity Fund previously filed as Exhibit (5)(ee) to Registrant's
                        Post-Effective Amendment No. 1 on Form N-1A (File No.
                        33-58041), filed with the SEC on December 30, 1996, is herein incorporated by reference to Exhibit (5)(dd) of Post-Effective Amendment No. 2, filed with the SEC on
                        September 29, 1997.
           (d)(31)    Schedule B dated January 1, 1997 to the Trust's Sub-Advisory
                        Agreement dated June 14, 1996 between SIMC and LSV Asset
                        Management is incorporated by reference to Exhibit (5)(ee) of Registrant's Registration Statement on
                        Form N-1A (File No. 33-58041), filed with the SEC on
                        September 29, 1997.

           (d)(32)    Investment Sub-Advisory Agreement between SIMC and
                        Sanford C. Bernstein & Co., Inc. with respect to the Large
                        Cap Fund is herein incorporated by reference to Exhibit (5)(ff) of Post-Effective Amendment No. 3 to
                        Registrant's Registration Statement on Form N-1A (File
                        No. 33-58041), filed with the SEC on September 25, 1998.
           (d)(33)    Investment Sub-Advisory Agreement between SIMC and Polynous
                        Capital Management with respect to the Small Cap Fund is herein incorporated by reference to Exhibit (5)(gg) of Post-Effective Amendment No. 3 to Registrant's
                        Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on September 25, 1998.
           (d)(34)    Investment Sub-Advisory Agreement between SIMC and Robertson
                        Stephens Investment Management, L.P. with respect to the Small Cap Fund is herein incorporated by reference to Exhibit (5)(hh) of Post-Effective Amendment No. 3 to
                        Registrant's Registration Statement on Form N-1A (File
                        No. 33-58041), filed with the SEC on September 25, 1998.
           (d)(35)    Investment Sub-Advisory Agreement between SIMC and Capital
                        Guardian Trust Company with respect to the International
                        Equity Fund is herein incorporated by reference to Exhibit (5)(ii) of Post-Effective Amendment No. 3 to
                        Registrant's Registration Statement on Form N-1A (File
                        No. 33-58041), filed with the SEC on September 25, 1998.
           (d)(36)    Investment Sub-Advisory Agreement between SIMC and Scottish
                        Widows Investment Management Limited with respect to the International Equity Fund is herein incorporated by reference to Exhibit (5)(jj) of Post-Effective Amendment
                        No. 3 to Registrant's Registration Statement on Form N-1A
                        (File No. 33-58041), filed with the SEC on September 25,
                        1998.
           (d)(37)    Investment Sub-Advisory Agreement between SIMC and Credit
                        Suisse Asset Management, Limited with respect to the Emerging Markets Equity Fund is herein incorporated by reference to Exhibit (5)(kk) of Post-Effective Amendment
                        No. 3 to Registrant's Registration Statement on Form N-1A
                        (File No. 33-58041), filed with the SEC on September 25,
                        1998.
           (d)(38)    Investment Sub-Advisory Agreement between SIMC and TCW Funds
                        Management Inc. with respect to the Large Cap Fund is herein incorporated by reference to Exhibit (5)(ll) of Post-Effective Amendment No. 3 to Registrant's
                        Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on September 25, 1998.
           (d)(39)    Investment Sub-Advisory Agreement between SIMC and Mellon
                        Equity Associates, LLP with respect to the Small Cap Fund is herein incorporated by reference to Exhibit (5)(mm) of Post-Effective Amendment No. 3 to Registrant's
                        Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on September 25, 1998.
           (d)(40)    Investment Sub-Advisory Agreement between SIMC and Spyglass
                        Asset Management, Inc. with respect to the Small Cap Fund is herein incorporated by reference to Exhibit (5)(nn) of Post-Effective Amendment No. 3 to Registrant's
                        Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on September 25, 1998.
           (d)(41)    Investment Sub-Advisory Agreement between SIMC and Morgan
                        Stanley Asset Management Inc. with respect to the Emerging
                        Markets Equity Fund is herein incorporated by reference to Exhibit (5)(oo) of Post-Effective Amendment No. 3 to
                        Registrant's Registration Statement on Form N-1A (File
                        No. 33-58041), filed with the SEC on September 25, 1998.

           (d)(42)    Investment Sub-Advisory Agreement between SIMC and
                        Nicholas-Applegate Capital Management, Inc. with respect to the Emerging Markets Equity Fund is herein incorporated by reference to Exhibit (5)(pp) of Post-Effective
                        Amendment No. 3 to Registrant's Registration Statement on
                        Form N-1A (File No. 33-58041), filed with the SEC on
                        September 25, 1998.
           (d)(43)    Investment Sub-Advisory Agreement between SIMC and Artisan
                        Partners Limited Partnership with respect to the Small Cap
                        Fund is herein incorporated by reference to Exhibit (d)(43) of Post-Effective Amendment No. 4 to
                        Registrant's Registration Statement on Form N-1A (File
                        No. 33-58041) filed with the SEC on July 16, 1999.
           (d)(44)    Investment Sub-Advisory Agreement between SIMC and Sawgrass
                        Asset Management, LLC with respect to the Small Cap Fund is herein incorporated by reference to Exhibit (d)(44) of Post-Effective Amendment No. 4 to Registrant's
                        Registration Statement on Form N-1A (File No. 33-58041) filed with the SEC on July 16, 1999.
           (d)(45)    Investment Sub-Advisory Agreement between SIMC and Nomura
                        Corporate Research and Asset Management Inc. with respect to the High Yield Bond Fund is filed herewith.
           (d)(46)    Investment Sub-Advisory Agreement between SIMC and Security
                        Capital Research & Management Incorporated with respect to the Small Cap Value Fund is herein incorporated by reference to Exhibit (d)(46) of Post-Effective Amendment
                        No. 5 to Registrant's Registration Statement on Form N-1A
                        (File No. 33-58041) filed with the SEC on September 28,
                        1999.
           (d)(47)    Investment Sub-Advisory Agreement between SIMC and The
                        Boston Company Asset Management with respect to the Emerging Markets Equity Fund is herein incorporated by reference to Exhibit (d)(47) of Post-Effective Amendment
                        No. 6 to Registrant's Registration Statement on Form N-1A
                        (File No. 33-58041) filed with the SEC on September 27,
                        2000.
           (d)(48)    Investment Sub-Advisory Agreement between SIMC and Chartwell
                        Investment Partners with respect to the Small Cap Fund is herein incorporated by reference to Exhibit (d)(48) of Post-Effective Amendment No. 6 to Registrant's
                        Registration Statement on Form N-1A (File No. 33-58041) filed with the SEC on September 27, 2000.
           (d)(49)    Investment Sub-Advisory Agreement between SIMC and Iridian
                        Asset Management LLC with respect to the Large Cap and Large Cap Value Funds is herein incorporated by reference to Exhibit (d)(49) of Post-Effective Amendment No. 6 to
                        Registrant's Registration Statement on Form N-1A (File
                        No. 33-58041) filed with the SEC on September 27, 2000.
           (d)(50)    Investment Sub-Advisory Agreement between SIMC and Jardine
                        Fleming International Management, Inc. with respect to the International Equity Fund is filed herewith.
           (d)(51)    Investment Sub-Advisory Agreement between SIMC and Martin
                        Currie Inc. with respect to the International Equity Fund is filed herewith.
           (d)(52)    Investment Sub-Advisory Agreement between SIMC and McKinley
                        Capital Management Inc. with respect to the Small Cap Fund is herein incorporated by reference to Exhibit (d)(52) of Post-Effective Amendment No. 6 to Registrant's
                        Registration Statement on Form N-1A (File No. 33-58041) filed with the SEC on September 27, 2000.
           (d)(53)    Investment Sub-Advisory Agreement between SIMC and David J.
                        Greene and Company, LLC with respect to the Small Cap Fund is filed herewith.
           (d)(54)    Investment Sub-Advisory Agreement between SIMC and Deutsche
                        Asset Management, Inc. with respect to the Large Cap and Large Cap Value Funds is filed herewith.

           (d)(55)    Investment Sub-Advisory Agreement between SIMC and
                        Duncan-Hurst Capital Management Inc. with respect to the Large Cap and Large Cap Growth Funds is filed herewith.
           (d)(56)    Investment Sub-Advisory Agreement between SIMC and Morgan
                        Stanley Investment Management Inc. with respect to the International Equity Fund is filed herewith.
           (d)(57)    Investment Sub-Advisory Agreement between SIMC and Peregrine
                        Capital Management Inc. with respect to the Large Cap and Large Cap Growth Funds is filed herewith.
           (d)(58)    Investment Sub-Advisory Agreement between SIMC and Sanford
                        C. Bernstein & Co., LLC, as revised October 2, 2000, with respect to the Large Cap and Large Cap Value Funds is filed herewith.
           (d)(59)    Investment Sub-Advisory Agreement between SIMC and Shenkman
                        Capital Management with respect to the High Yield Bond
                        Fund is filed herewith.
           (d)(60)    Investment Sub-Advisory Agreement between SIMC and Sterling
                        Capital Management with respect to the Small Cap Fund is filed herewith.
           (d)(61)    Investment Sub-Advisory Agreement between SIMC and
                        Transamerica Investment Management, LLC with respect to the Large Cap and Large Cap Growth Funds is filed herewith.
           (e)        Distribution Agreement between the Trust and SEI Investments
                        Distribution Co. (formerly "SEI Financial Services
                        Company") as previously filed with Registrant's Pre-
                        Effective Amendment No. 1 on Form N-1A (File
                        No. 33-58041), filed with the SEC on April 26, 1996 is herein incorporated by reference to Exhibit (6) of Post-Effective Amendment No. 2, filed with the SEC on
                        September 29, 1997.
           (f)        Not Applicable.
           (g)(1)     Custodian Agreement between the Trust and First Union
                        National Bank, N.A. with respect to the Trust's Large Cap,
                        Small Cap, Core Fixed Income and High Yield Bond Funds as previously filed with Registrant's Pre-Effective Amendment
                        No. 2 on Form N-1A (File No. 33-58041), filed with the SEC on June 7, 1996 is herein incorporated by reference to Exhibit (8) of Post-Effective Amendment No. 2, filed with the SEC on September 29, 1997.
           (g)(2)     Custodian Agreement between the Trust and State Street Bank and Trust Company is incorporated by reference to Exhibit
                        (8)(a) of Post-Effective Amendment No. 2 to Registrant's
                        Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on September 29, 1997.
           (h)        Administration Agreement dated June 14, 1996 between the
                        Trust and SEI Investments Fund Management as previously filed with Registrant's Pre-Effective Amendment No. 1 on
                        Form N-1A (File No. 33-58041), filed with the SEC on
                        April 26, 1996 is herein incorporated by reference to Exhibit (9)(a) Post-Effective Amendment No. 2, filed with the SEC on September 29, 1997.
           (i)        Opinion and Consent of Counsel is filed herewith.
           (j)        Consent of Independent Public Accountants is filed herewith.
           (k)        Not Applicable.
           (l)        Not Applicable.
           (m)        Not Applicable.
           (n)        Not Applicable.
           (o)        Not Applicable.
           (p)(1)     The Code of Ethics for SEI Investments Company dated
                        December 2000 is incorporated by reference to Exhibit
                        (p)(1) of Post-Effective Amendment No. 3 of SEI Insurance
                        Products Trust's Registration Statement on Form N-1A (File
                        Nos. 333-70013 and 811-09183), filed with the SEC on April
                        27, 2001 (Accession #0000912057-01-511209).

           (p)(2)     The Code of Ethics for SEI Institutional Investments Trust
                        dated March 20, 2000 is herein incorporated by reference to Exhibit (p)(2) of Post-Effective Amendment No. 33 of
                        SEI Institutional Managed Trust's Registration Statement on Form N-1A (File Nos. 811-4878 and 33-9504), filed with the SEC on July 3, 2000
                        (Accession #0000912057-00-030741).
           (p)(3)     The Code of Ethics for Acadian Asset Management, Inc. is
                        herein incorporated by reference to Exhibit (p)(3) of Post-Effective Amendment No. 6 to Registrant's
                        Registration Statement on Form N-1A (File No. 33-58041) filed with the SEC on September 27, 2000.
           (p)(4)     The Code of Ethics for Alliance Capital Management, L.P. is
                        herein incorporated by reference to Exhibit (p)(3) of Post-Effective Amendment No. 33 of SEI Institutional
                        Managed Trust's Registration Statement on Form N-1A (File
                        Nos. 811-4878 and 33-9504), filed with the SEC on July 3,
                        2000 (Accession #0000912057-00-030741).
           (p)(5)     The Code of Ethics for Artisan Partners Limited Partnership
                        is herein incorporated by reference to Exhibit (p)(5) of Post-Effective Amendment No. 33 of SEI Institutional
                        Managed Trust's Registration Statement on Form N-1A (File
                        Nos. 811-4878 and 33-9504), filed with the SEC on July 3,
                        2000 (Accession #0000912057-00-030741).
           (p)(6)     The Code of Ethics for BlackRock Financial Management, Inc.
                        is herein incorporated by reference to Exhibit (p)(6) of Post-Effective Amendment No. 33 of SEI Institutional
                        Managed Trust's Registration Statement on Form N-1A (File
                        Nos. 811-4878 and 33-9504), filed with the SEC on July 3,
                        2000 (Accession #0000912057-00-030741).
           (p)(7)     The Code of Ethics for BlackRock International, Ltd. is
                        herein incorporated by reference to Exhibit (p)(4) of Post-Effective Amendment No. 30 of SEI Institutional
                        International Trust's Registration Statement on Form N-1A
                        (File No. 33-22821), filed with the SEC on June 30, 2000.
           (p)(8)     The Code of Ethics for The Boston Company Asset Management
                        is herein incorporated by reference to Exhibit (p)(8) of Post-Effective Amendment No. 6 to Registrant's
                        Registration Statement on Form N-1A (File No. 33-58041) filed with the SEC on September 27, 2000.
           (p)(9)     The Code of Ethics for Boston Partners Asset Management
                        Company, L.P. is herein incorporated by reference to Exhibit (p)(7) of Post-Effective Amendment No. 33 of SEI
                        Institutional Managed Trust's Registration Statement on
                        Form N-1A (File Nos. 811-4878 and 33-9504), filed with the
                        SEC on July 3, 2000 (Accession #0000912057-00-030741).
           (p)(10)    The Code of Ethics for Capital Guardian Trust Company is
                        herein incorporated by reference to Exhibit (p)(5) of Post-Effective Amendment No. 30 of SEI Institutional
                        International Trust's Registration Statement on Form N-1A
                        (File No. 33-22821), filed with the SEC on June 30, 2000.
           (p)(11)    The Code of Ethics for Chartwell Investment Partners is
                        herein incorporated by reference to Exhibit (p)(11) of Post-Effective Amendment No. 6 to Registrant's
                        Registration Statement on Form N-1A (File No. 33-58041) filed with the SEC on September 27, 2000.
           (p)(12)    The Code of Ethics for Credit Suisse Asset Management
                        LLC/Americas is herein incorporated by reference to Exhibit (p)(5) of Post-Effective Amendment No. 33 of SEI
                        Institutional Managed Trust's Registration Statement on
                        Form N-1A (File Nos. 811-4878 and 33-9504), filed with the
                        SEC on July 3, 2000 (Accession #0000912057-00-030741).
           (p)(13)    The Code of Ethics for Iridian Asset Management LLC is
                        herein incorporated by reference to Exhibit (p)(13) of Post-Effective Amendment No. 6 to Registrant's
                        Registration Statement on Form N-1A (File No. 33-58041) filed with the SEC on September 27, 2000.

           (p)(14)    The Code of Ethics for Jardine Fleming International
                        Management, Inc. is herein incorporated by reference to
                        Exhibit (p)(14) of Post-Effective Amendment No. 6 to
                        Registrant's Registration Statement on Form N-1A (File No.
                        33-58041) filed with the SEC on September 27, 2000.
           (p)(15)    The Code of Ethics for LSV Asset Management, L.P. is herein incorporated by reference to Exhibit (p)(9) of
                        Post-Effective Amendment No. 33 of SEI Institutional
                        Managed Trust's Registration Statement on Form N-1A (File
                        Nos. 811-4878 and 33-9504), filed with the SEC on July 3,
                        2000 (Accession #0000912057-00-030741).
           (p)(16)    The Code of Ethics for Martin Currie Inc. is herein
                        incorporated by reference to Exhibit (p)(16) of
                        Post-Effective Amendment No. 6 to Registrant's
                        Registration Statement on Form N-1A (File No. 33-58041)
                        filed with the SEC on September 27, 2000.
           (p)(17)    The Code of Ethics for Mazama Capital Management, Inc. is
                        herein incorporated by reference to Exhibit (p)(11) of
                        Post-Effective Amendment No. 33 of SEI Institutional
                        Managed Trust's Registration Statement on Form N-1A (File
                        Nos. 811-4878 and 33-9504), filed with the SEC on July 3,
                        2000 (Accession #0000912057-00-030741).
           (p)(18)    The Code of Ethics for Mellon Equity Associates, LLP is
                        herein incorporated by reference to Exhibit (p)(12) of
                        Post-Effective Amendment No. 33 of SEI Institutional
                        Managed Trust's Registration Statement on Form N-1A (File
                        Nos. 811-4878 and 33-9504), filed with the SEC on July 3,
                        2000 (Accession #0000912057-00-030741).
           (p)(19)    The Code of Ethics for McKinley Capital Management Inc. is
                        herein incorporated by reference to Exhibit (p)(19) of
                        Post-Effective Amendment No. 6 to Registrant's
                        Registration Statement on Form N-1A (File No. 33-58041)
                        filed with the SEC on September 27, 2000.
           (p)(20)    The Code of Ethics, dated        , 2001, for Morgan Stanley
                        Investment Management Inc. is filed herewith.
           (p)(21)    The Code of Ethics for Nicholas-Applegate Capital Management
                        is herein incorporated by reference to Exhibit (p)(13) of
                        Post-Effective Amendment No. 33 of SEI Institutional
                        Managed Trust's Registration Statement on Form N-1A (File
                        Nos. 811-4878 and 33-9504), filed with the SEC on July 3,
                        2000 (Accession #0000912057-00-030741).
           (p)(22)    The Code of Ethics for Nomura Corporate Resesarch & Asset
                        Management is herein incorporated by reference to
                        Exhibit (p)(14) of Post-Effective Amendment No. 33 of SEI
                        Institutional Managed Trust's Registration Statement on
                        Form N-1A (File Nos. 811-4878 and 33-9504), filed with the
                        SEC on July 3, 2000 (Accession #0000912057-00-030741).
           (p)(23)    The Code of Ethics for Oechsle International Advisors, LLC
                        is herein incorporated by reference to Exhibit (p)(10) of
                        Post-Effective Amendment No. 30 of SEI Institutional
                        International Trust's Registration Statement on Form N-1A
                        (File No. 33-22821), filed with the SEC on June 30, 2000.
           (p)(24)    The Code of Ethics for Provident Investment Counsel, Inc. is
                        herein incorporated by reference to Exhibit (p)(15) of
                        Post-Effective Amendment No. 33 of SEI Institutional
                        Managed Trust's Registration Statement on Form N-1A (File
                        Nos. 811-4878 and 33-9504), filed with the SEC on July 3,
                        2000 (Accession #0000912057-00-030741).
           (p)(25)    The Code of Ethics for Robert W. Baird & Co., Incorporated
                        is herein incorporated by reference to Exhibit (p)(23) of
                        Post-Effective Amendment No. 33 of SEI Institutional
                        Managed Trust's Registration Statement on Form N-1A (File
                        Nos. 811-4878 and 33-9504), filed with the SEC on July 3,
                        2000 (Accession #0000912057-00-030741).

           (p)(26)    The Code of Ethics for RS Investment Management, L.P. is
                        herein incorporated by reference to Exhibit (p)(16) of Post-Effective Amendment No. 33 of SEI Institutional
                        Managed Trust's Registration Statement on Form N-1A (File
                        Nos. 811-4878 and 33-9504), filed with the SEC on July 3,
                        2000 (Accession #0000912057-00-030741).
           (p)(27)    The Code of Ethics for Sanford Bernstein & Co., Inc. is
                        herein incorporated by reference to Exhibit (p)(17) of Post-Effective Amendment No. 33 of SEI Institutional
                        Managed Trust's Registration Statement on Form N-1A (File
                        Nos. 811-4878 and 33-9504), filed with the SEC on July 3,
                        2000 (Accession #0000912057-00-030741).
           (p)(28)    The Code of Ethics for Sawgrass Asset Management, L.L.C. is
                        herein incorporated by reference to Exhibit (p)(18) of Post-Effective Amendment No. 33 of SEI Institutional
                        Managed Trust's Registration Statement on Form N-1A (File
                        Nos. 811-4878 and 33-9504), filed with the SEC on July 3,
                        2000 (Accession #0000912057-00-030741).
           (p)(29)    The Code of Ethics for Security Capital Research &
                        Management Incorporated is herein incorporated by reference to Exhibit (p)(19) of Post-Effective Amendment
                        No. 33 of SEI Institutional Managed Trust's Registration
                        Statement on Form N-1A (File Nos. 811-4878 and 33-9504), filed with the SEC on July 3, 2000
                        (Accession #0000912057-00-030741).
           (p)(30)    The Code of Ethics for Schroder Investment Management North
                        America Inc. is herein incorporated by reference to Exhibit (p)(14) of Post-Effective Amendment No. 30 of SEI
                        Institutional International Trust's Registration Statement on Form N-1A (File No. 33-22821), filed with the SEC on
                        June 30, 2000.
           (p)(31)    The Code of Ethics for Strategic Fixed Income, LLC is herein incorporated by reference to Exhibit (p)(13) of Post-Effective Amendment No. 30 of SEI Institutional
                        International Trust's Registration Statement on Form N-1A
                        (File No. 33-22821), filed with the SEC on June 30, 2000.
           (p)(32)    The Code of Ethics for TCW Investment Management Company is
                        herein incorporated by reference to Exhibit (p)(20) of Post-Effective Amendment No. 33 of SEI Institutional
                        Managed Trust's Registration Statement on Form N-1A (File
                        Nos. 811-4878 and 33-9504), filed with the SEC on July 3,
                        2000 (Accession #0000912057-00-030741).
           (p)(33)    The Code of Ethics for Wall Street Associates is herein
                        incorporated by reference to Exhibit (p)(21) of Post-Effective Amendment No. 33 of SEI Institutional
                        Managed Trust's Registration Statement on Form N-1A (File
                        Nos. 811-4878 and 33-9504), filed with the SEC on July 3,
                        2000 (Accession #0000912057-00-030741).
           (p)(34)    The Code of Ethics for Western Asset Management Company is
                        herein incorporated by reference to Exhibit (p)(22) of Post-Effective Amendment No. 33 of SEI Institutional
                        Managed Trust's Registration Statement on Form N-1A (File
                        Nos. 811-4878 and 33-9504), filed with the SEC on July 3,
                        2000 (Accession #0000912057-00-030741).
           (p)(35)    The Code of Ethics for David J. Greene and Company, LLC is
                        herein incorporated by reference to Exhibit (p)(24) of Post-Effective Amendment No. 34 of SEI Institutional
                        Managed Trust's Registration Statement on Form N-1A (File
                        No. 33-9504), filed with the SEC on July 14, 2000
                        (Accession #0000912057-00-032065).
           (p)(36)    The Code of Ethics for Deutsche Asset Management, Inc. is
                        herein incorporated by reference to Exhibit (p)(3) of Post-Effective Amendment No. 46 of SEI Tax Exempt Trust's
                        Registration Statement on Form N-1A (File No. 2-76690), filed with the SEC on October 13, 2000
                        (Accession #0000912057-00-044754).
           (p)(37)    The Code of Ethics for Duncan-Hurst Capital Management Inc.
                        is herein incorporated by reference to Exhibit (p)(29) of Post-Effective Amendment No. 36 of SEI Institutional
                        Managed Trust's Registration Statement on Form N-1A (File
                        No. 33-9504), filed with the SEC on January 29, 2001
                        (Accession #0000912057-01-003276).

           (p)(38)    The Code of Ethics for Peregrine Capital Management Inc. is
                        herein incorporated by reference to Exhibit (p)(30) of Post-Effective Amendment No. 36 of SEI Institutional
                        Managed Trust's Registration Statement on Form N-1A (File
                        No. 33-9504), filed with the SEC on January 29, 2001
                        (Accession #0000912057-01-003276).
           (p)(39)    The Code of Ethics for Shenkman Capital Management is filed herewith.
           (p)(40)    The Code of Ethics for Sterling Capital Management is herein incorporated by reference to Exhibit (p)(31) of Post-Effective Amendment No. 36 of SEI Institutional
                        Managed Trust's Registration Statement on Form N-1A (File
                        No. 33-9504), filed with the SEC on January 29, 2001
                        (Accession #0000912057-01-003276).
           (p)(41)    The Code of Ethics for Transamerica Investment Management,
                        LLC is filed herewith.
           (q)        Powers of Attorney for Robert A. Nesher, William M. Doran,
                        George J. Sullivan, Jr., F. Wendell Gooch, Rosemarie B.
                        Greco, Mark E. Nagle, James M. Storey and Edward D.
                        Loughlin are filed herewith.


ITEM 24.

    See the Prospectus and Statement of Additional Information filed herewith regarding the Trust's control relationships. The Administrator is a subsidiary of SEI Investments Company which also controls the Distributor of the Registrant, SEI Investments Distribution Co., and other corporations engaged in providing various financial and record keeping services, primarily to bank trust departments, pension plan sponsors, and investment managers.

ITEM 25.  INDEMNIFICATION:

    Article VIII of the Agreement and Declaration of Trust is filed as
Exhibit 1 to the Registration Statement. Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, directors, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suite or proceeding) is asserted by such trustees, directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER AND SUB-ADVISERS:


    Other business, profession, vocation, or employment of a substantial nature in which each director or principal officer of the adviser and each sub-adviser is or has been, at any time during the last two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner or trustee are as follows:


ALLIANCE CAPITAL MANAGEMENT L.P.

    Alliance Capital Management L.P. is an investment sub-adviser for the Registrant's Large Cap and Large Cap Growth Funds. The principal address of Alliance Capital Management L.P. is 1345 Avenue of the

Americas, New York, New York 10105. Alliance Capital Management L.P. is an investment adviser registered under the Advisers Act.


      NAME AND POSITION                                               POSITION WITH
   WITH INVESTMENT ADVISER             OTHER COMPANY                  OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Alliance Capital Management                 --                             --
  Holding L.P.
Limited Partner of Registrant

Alliance Capital Management    Alliance Capital Management    General Partner
  Corporation                    Holding L.P.
General Partner of Registrant

The Equitable Life Assurance                --                             --
  Society of the United
  States ("ELAS")
Parent of General Partner

AXA Financial, Inc.                         --                             --
Parent of ELAS

David Remson Brewer, Jr.                    --                             --
Sr. Vice President, General
  Counsel & Secretary of
  General Partner

Donald Hood Brydon             AXA Investment Managers, S.A.  Chairman, Chief Executive
Director of General Partner                                     Officer

Bruce William Calvert          AXA                            Director
Chairman, CEO                  ELAS                           Director
  of General Partner

Henri de la Croix de Castries  AXA                            Chairman of Management Board
Director of General Partner    ELAS                           Director

John Donato Carifa             Sanford C. Bernstein LLC       Director
President, COO, Director of    Investment Company Institute   Director
  General Partner

Christopher M. Condron         AXA                            Director, President, Chief
Director of General Partner                                     Executive Officer
  General Partner
                               ELAS                           Chairman, CEO

Denis Duverne                  AXA                            Group Executive Vice
Director of General Partner    ELAS                             President Finance, Control
                                                                and Strategy
                                                              Director

      NAME AND POSITION                                               POSITION WITH
   WITH INVESTMENT ADVISER             OTHER COMPANY                  OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Richard S. Dziadzio                         --                             --
Director of General Partner

Alfred Harrison                AXA                            Senior Vice President, Asset
Vice Chairman & Director of                                     Management Activities
  General Partner

Roger Hertog                                --                             --
Vice Chairman of General
  Partner

Benjamin Duke Holloway         The Continental Companies      Financial Consultant
Director of General Partner

Robert Henry Joseph, Jr.                    --                             --
Sr. Vice Pres., CFO of
  General Partner

W. Edwin Jarmain               Jarmain Group, Inc.            President
Director of General Partner

Lewis A. Sanders                            --                             --
Vice Chairman, Chief
  Investment Officer

Peter J. Tobin                              --                             --
Director of General Partner

Peter D. Noris                 AXA                            Executive Vice President,
Director of General Partner                                     Chief Investment Officer

                               ELAS                           Executive Vice President,
                                                                Chief Investment Officer

Gerald M. Lieberman                         --                             --
Executive Vice President,
  Finance and Operations of
  General Partner

Frank Savage                   Savage Holdings, LLC           Chairman
Director of General Partner

Alden Merle Stewart                         --                             --
Executive Vice President of
  General Partner

Stanley B. Tulin               AXA                            Vice Chairman, Chief
Director of General Partner                                     Financial Officer

      NAME AND POSITION                                               POSITION WITH
   WITH INVESTMENT ADVISER             OTHER COMPANY                  OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Dave Harrel Williams                        --                             --
Chairman Emeritus of General
  Partner


ARTISAN PARTNERS LIMITED PARTNERSHIP

    Artisan Partners Limited Partnership is a sub-adviser for the Registrant's Small Cap Value Fund. The principal business address of Artisan Partners Limited Partnership is 1000 North Water Street, Suite 1770, Milwaukee, WI 53202. Artisan Partners Limited Partnership is an investment adviser registered under the Adviser Act.


      NAME AND POSITION
   WITH INVESTMENT ADVISER             OTHER COMPANY           POSITION WITH OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Andrew A. Ziegler              Artisan Distributors LLC       Chairman of the Board,
  Chief Executive Office                                      President

                               Artisan Investment             Director, President,
                               Corporation                    Treasurer

                               Artisan Funds, Inc.            Director, Chairman of the
                                                              Board, CEO

Lawrence A Totsky              Artisan Distributors LLC       Vice President, CFO,
  Chief Financial Officer                                     Treasurer
                                                              CFO
                               Artisan Investment
                               Corporation

                               Artisan Funds, Inc.            CFO, Treasurer

Carlene M. Ziegler             Heidrick + Struggles           Independent Director
  Portfolio Manager

                               Artisan Investment             Director, Vice President,
                               Corporation                    Secretary

                               Artisan Funds, Inc.            Director, Vice President,
                                                              Portfolio Manager


BLACKROCK FINANCIAL MANAGEMENT, INC.

    BlackRock Financial Management, Inc. ("BlackRock") is an investment sub-adviser for the Registrant's Core Fixed Income Fund. The principal business address of BlackRock is 345 Park Avenue, 30th Floor, New York, New York 10154. BlackRock is an investment adviser registered under the Advisers Act.

      NAME AND POSITION                                              CONNECTION WITH
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY              OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
BlackRock Advisors, Inc.                    --                             --
  ("BAI")
Sole Shareholder

BlackRock, Inc.                             --                             --
Sole Shareholder of BAI

      NAME AND POSITION                                              CONNECTION WITH
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY              OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
PNC Asset Management, Inc.                  --                             --
  ("PAMI")
Majority Shareholder of
  BlackRock, Inc.

PNC Investment Holdings, LLC                --                             --
  ("PIH LLC")
Sole Shareholder of PAMI

PNC Investment Holdings, Inc.               --                             --
  ("PIH")
50% Shareholder of PIH LLC

PNC Bank, N.A.                              --                             --
Parent of PIH & 50%
  Shareholder of PIH LLC

PNC Bancorp, Inc.                           --                             --
Sole Shareholder of PNC Bank,
  N.A.

The PNC Financial Services                  --                             --
  Group, Inc.
Sole Shareholder of PNC
  Bancorp, Inc.

Paul L. Audet                  BlackRock International, Ltd.  Chief Financial Officer,
Chief Financial Officer &                                       Managing Director
  Managing Director

                               BlackRock Financial            Chief Financial Officer,
                                 Management, Inc.               Managing Director

                               BlackRock Advisors, Inc.       Chief Financial Officer,
                                                                Managing Director

                               BlackRock (Japan) Inc.         Chief Financial Officer,
                                                                Managing Director

                               BlackRock Institutional        Chief Financial Officer,
                                 Management Corporation         Managing Director

                               BlackRock, Inc.                Chief Financial Officer,
                                                                Managing Director

                               NC Investment Holdings, LLC    Chief Financial Officer,
                                                                Managing Director

      NAME AND POSITION                                              CONNECTION WITH
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY              OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
                               PNC Asset Management, Inc.     Chief Financial Officer,
                                                                Managing Director

                               PNC Investment                 Chief Financial Officer,
                                 Holdings, Inc.                 Managing Director

Bartholomew Angelo Battista    BlackRock Financial            Vice President, Regulatory
Director, Regulatory             Management, Inc.               Compliance
  Compliance

                               BlackRock Advisors, Inc.       Vice President, Regulatory
                                                                Compliance

                               BlackRock (Japan) Inc.         Vice President, Regulatory
                                                                Compliance

                               BlackRock International, Ltd.  Vice President, Regulatory
                                                                Compliance

                               BlackRock Institutional        Vice President, Regulatory
                                 Management Corporation         Compliance

Robert Peter Connolly          BlackRock, Inc.                General Counsel
Managing Director, General
  Counsel & Secretary

                               BlackRock Financial            Managing Director, Counsel,
                                 Management, Inc.               Secretary

                               BlackRock Advisors, Inc.       Managing Director, Counsel,
                                                                Secretary

                               BlackRock (Japan) Inc.         Managing Director, Counsel,
                                                                Secretary

                               BlackRock International, Ltd.  Managing Director, Counsel,
                                                                Secretary

                               BlackRock Institutional        Managing Director, Counsel,
                                 Management Corporation         Secretary

                               Provident Advisers, Inc.       General Counsel, Assistant
                                                                Secretary

Laurence Douglas Fink          BlackRock, Inc.                Chairman, CEO, Director
Chairman & CEO

                               BlackRock Financial            Chairman, CEO, Director
                                 Management, Inc.

      NAME AND POSITION                                              CONNECTION WITH
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY              OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
                               BlackRock Advisors, Inc.       Chairman, CEO, Director

                               BlackRock (Japan) Inc.         Chairman, CEO, Director

                               BlackRock International, Ltd   Chairman, CEO, Director

                               BlackRock Institutional        Chairman, CEO, Director
                                 Management

                               Provident Advisers, Inc.       Chairman, CEO, Director

Henry Gabbay                   BlackRock Financial            Managing Director, Portfolio
Managing Director, Portfolio     Management, Inc.               Compliance
  Compliance

                               BlackRock, Inc.                Managing Director, Portfolio
                                                                Compliance

                               BlackRock Advisors, Inc.       Managing Director, Portfolio
                                                                Compliance

                               BlackRock (Japan) Inc.         Managing Director, Portfolio
                                                                Compliance

                               BlackRock International, Ltd.  Managing Director, Portfolio
                                                                Compliance

                               BlackRock Institutional        Managing Director, Portfolio
                                 Management Corporation         Compliance

                               Provident Advisers, Inc.       Chief Compliance Officer

THE BOSTON COMPANY ASSET MANAGEMENT, LLC

    The Boston Company Asset Management, LLC ("The Boston Company") is a sub-adviser for the Registrant's Emerging Markets Equity Fund. The principal business address of The Boston Company is 1 Boston Place, Boston, MA 02108-4402. The Boston Company is a registered investment adviser under the Advisers Act.

      NAME AND POSITION
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY      CONNECTION WITH OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Francis D. Antin               Boston Safe Advisors, Inc.     Director and Vice Chairman
President, Chief Executive
  Officer, Director

                               Certus Asset Advisors          Director and Chairman
                                 Corporation

                               Boston Safe Deposit and Trust  Senior Vice President
                                 Company

      NAME AND POSITION
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY      CONNECTION WITH OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Christopher M. Condron         Mellon Bank, N.A.              Chief Operating Officer,
Director                                                        President, and Vice
                                                                Chairman

                               The Dreyfus Corporation        Chief Executive Officer,
                                                                Director, President and
                                                                Chief Operating Officer

                               Franklin Portfolio Holdings,   Director
                                 Inc.

                               Certus Asset Advisers          Director
                                 Corporation

                               Mellon Capital Management      Director
                                 Corporation

                               Mellon Bond Associates         Trustee

                               Mellon Equity Associates       Trustee

                               Boston Safe Advisors, Inc.     Director and President

                               Mellon Financial Corporation   Vice Chairman, Director,
                                                                President and Chief
                                                                Operating Officer

                               The Boston Company, Inc.       Vice Chairman and Director

                               Boston Safe Deposit and Trust  Director
                                 Company

                               The Boston Company Financial   President and Director
                                 Strategies, Inc.

                               Boston Safe Deposit and Trust  Director
                                 Company of New York

                               Laurel Capital Advisors        Trustee

Francis R. DeAngelis                        --                             --
Senior Vice President

William J. Goldenberg                       --                             --
Vice President and Securities
  Analyst

John D. Kattar                 Boston Safe Advisors, Inc.     Senior Vice President
Senior Vice President

John D. Macey                               --                             --
Senior Vice President

Peter M. Ruggles               Boston Safe Deposit and Trust  Vice President
Senior Vice President            Company

Valerie J. Sill                             --                             --
Senior Vice President and
  Research Analyst

      NAME AND POSITION
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY      CONNECTION WITH OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Quinn R. Stills                             --                             --
Senior Vice President and
  Portfolio Manager

Matthew N. Fontaine            The Dreyfus Corporation        Portfolio Manager
Vice President

                               Boston Safe Deposit and Trust  Vice President
                                 Company

Henry W. Franks                Boston Safe Deposit and Trust  Vice President
Vice President                   Company

David S. Hertan                The Dreyfus Corporation        Portfolio Manager
Senior Vice President

Andrew S. Windmueller          Boston Safe Deposit and Trust  Vice PresidentPortfolio
Vice President                   Company                        Manager

                               The Dreyfus Corporation        Vice PresidentPortfolio
                                                                Manager

David K. Henry                 Boston Safe Deposit and Trust  Vice President
Senior Vice President and        Company
  Portfolio Manager

                               The Dreyfus Corporation        Portfolio Manager


CAPITAL GUARDIAN TRUST COMPANY


    Capital Guardian Trust Company ("CGTC") is a sub-adviser for the Registrant's International Equity Fund. The principal business address of CGTC is 630 5th Avenue 36th Floor, New York, New York 10111. CGTC is a California trust company and is exempt from registration under the Advisers Act.


    NAME AND POSITION
 WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY          CONNECTION WITH OTHER COMPANY
-------------------------  ---------------------------------   --------------------------------
Andrew F. Barth            Capital Research and Management     Director
  Director                 Company

                           Capital International               Director, President and Research
                           Research, Inc.                        Director

Michael D. Beckman         Capital Guardian Trust Company of   Director
  Director, Senior Vice    Nevada
  President and Treasurer

                           Capital International               Treasurer
                           Research, Inc.

                           Capital Guardian Research Company   Treasurer

                           Capital Guardian (Canada) Inc.      Director, Treasurer

                           Capital International Asset         Director, President
                           Management, Inc.

                           Capital International Financial     President, Treasurer
                           Services, Inc.

                           Capital International Asset         Chief Financial Officer,
                           Management (Canada), Inc.             Secretary

    NAME AND POSITION
 WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY          CONNECTION WITH OTHER COMPANY
-------------------------  ---------------------------------   --------------------------------
                           Capital Group                       Senior Vice President
                           International, Inc.

                           Capital Bank and Trust Company      Senior Vice President, Chief
                                                                 Financial Officer

Michael A. Burik           Capital International, Inc.         Senior Vice President, General
  Senior Vice President,                                         Counsel
  General Counsel

                           Capital International Financial     Vice President, Secretary
                           Services, Inc.

Elizabeth A. Burns                        --                                  --
  Senior Vice President

Larry P. Clemmensen        American Funds                      Director
  Director                 Distributors, Inc.

                           American Funds Service Company      Director, Chairman

                           The Capital Group                   Director, President
                           Companies, Inc.

                           Capital Management                  Director, President
                           Services, Inc.

                           Capital Research and Management     Director, Senior Vice President
                           Company

                           Capital Strategy, Inc.              Treasurer

Kevin G. Clifford          American Funds                      Director, President
  Director                 Distributors, Inc.

Roberta A. Conroy          Capital International, Inc.         Senior Vice President, Senior
  Director, Senior Vice                                          Counsel and Secretary
  President and Senior
  Counsel

                           Capital Group                       Secretary
                           International, Inc.

John B. Emerson            Capital Guardian Trust Company, a   Director, Executive Vice
  Senior Vice President    Nevada Corporation                    President

Michael R. Ericksen        Capital International Limited       Director, Senior Vice President
  Director, Senior Vice
  President

David I. Fisher            Capital International, Inc.         Director, Vice Chairman
  Director, Chairman

                           Capital International Limited       Director, Vice Chairman

                           Capital International K.K.          Director, Vice Chairman

                           Capital Group                       Director, Chairman
                           International, Inc.

                           Capital International Limited       Director, President
                           (Bermuda)

                           The Capital Group                   Director
                           Companies, Inc.

                           Capital International Research      Director
                           and Management Company

    NAME AND POSITION
 WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY          CONNECTION WITH OTHER COMPANY
-------------------------  ---------------------------------   --------------------------------
Richard N. Havas           Capital International, Inc.         Senior Vice President
  Senior Vice President

                           Capital International Limited       Senior Vice President

                           Capital International S.A.          Senior Vice President

                           Capital Guardian (Canada), Inc.     Director, Senior Vice President

                           Capital International Asset         Director
                           Management (Canada), Inc.

Frederick M. Hughes, Jr.                  --                                  --
  Senior Vice President

William H. Hurt            Capital Guardian Trust Company, a   Director, Chairman
  Director, Senior Vice    Nevada Corporation
  President

                           Capital Strategy Research, Inc.     Director, Chairman

Peter C. Kelly             Capital International, Inc.         Director, Senior Vice President
  Senior Vice President,
  Senior Counsel

Robert G. Kirby            The Capital Group                   Senior Partner
  Chairman Emeritus        Companies, Inc.

Nancy J. Kyle              Capital Guardian (Canada), Inc.     Director, President
  Director, Senior Vice
  President

Karin L. Larson            The Capital Group                   Director
  Director                 Companies, Inc.

                           Capital Group Research, Inc.        Director

                           Capital Guardian Research Company   Director, Chairman

                           Capital International               Director, Chairman
                           Research, Inc.

James R. Mulally           Capital International Limited       Senior Vice President
  Director, Senior Vice
  President

                           Capital Research Company            Vice President

Shelby Notkin              Capital Guardian Trust Company, a   Director
  Senior Vice President    Nevada Corporation

Mary M. O'Hern             Capital International Limited       Senior Vice President
  Senior Vice President

                           Capital International, Inc.         Vice President

Jeffrey C. Paster                         --                                  --
  Senior Vice President

Robert V. Pennington       Capital Guardian Trust Company, a   Director, President
  Senior Vice President    Nevada Corporation

Jason M. Pilalas           Capital International               Senior Vice President
  Director                 Research, Inc.

    NAME AND POSITION
 WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY          CONNECTION WITH OTHER COMPANY
-------------------------  ---------------------------------   --------------------------------
George L. Romine, Jr.                     --                                  --
  Senior Vice President

Robert Ronus               Capital Guardian (Canada), Inc.     Director, Chairman
  Director, President

                           The Capital Group                   Director
                           Companies, Inc.

                           Capital Group                       Director
                           International, Inc.

                           Capital International, Inc.         Senior Vice President

                           Capital International Limited       Senior Vice President

                           Capital International S.A.          Senior Vice President

James F. Rothenberg        American Funds                      Director
  Director                 Distributors, Inc.

                           American Funds Service Company      Director

                           The Capital Group                   Director
                           Companies, Inc.

                           Capital Group Research, Inc.        Director

                           Capital Management                  Director
                           Services, Inc.

                           Capital Research and                Director, President
                           Management, Inc.

Theodore R. Samuels        Capital International               Director
  Director, Senior Vice    Research, Inc.
  President

Lionel A. Savage           Capital International, Inc.         Senior Vice President
  Director, Senior Vice
  President

John H. Seiter                            --                                  --
  Director, Executive
  Vice President

Eugene P. Stein                           --                                  --
  Director, Executive
  Vice President

Phil A. Swan                              --                                  --
  Senior Vice President

Shaw B. Wagener            The Capital Group                   Director
  Director                 Companies, Inc.

                           Capital International Management    Director
                           Company S. A.

                           Capital International, Inc.         Director, President

                           Capital Group                       Director, Senior Vice President
                           International, Inc.

Eugene M. Waldron                         --                                  --
  Senior Vice President

Joanne Weckbacher                         --                                  --
  Senior Vice President

CHARTWELL INVESTMENT PARTNERS

    Chartwell Investment Partners ("Chartwell") is a sub-adviser for the Registrant's Small Cap Fund. The principal business address of Chartwell is 1235 Westlakes Drive, Suite 330, Berwyn, PA 19312. Chartwell is a registered investment adviser under the Advisers Act.


    NAME AND POSITION
 WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY          CONNECTION WITH OTHER COMPANY
-------------------------  ---------------------------------   --------------------------------
Michael J. McCloskey                      --                                  --
Managing Partner/Director
  of Client Services &
  Marketing

Kevin A. Melich                           --                                  --
Managing
  Partner/Portfolio
  Manager

Bernard P. Schaffer                       --                                  --
Managing
  Partner/Portfolio
  Manager

Edward N. Antoian          Zeke, L.P.                          General Partner
Partner/Portfolio Manager

Timothy J. Riddle                         --                                  --
Managing Partner/Chief
  Operating Officer

Terry F. Bovarnick                        --                                  --
Managing
  Partner/Portfolio
  Manager

David C. Dalrymple                        --                                  --
Managing
  Partner/Portfolio
  Manager

Winthrop S. Jessup                        --                                  --
Managing
  Partner/President

Harold A. Ofstie                          --                                  --
Managing
  Partner/Portfolio
  Manager

Michael D. Jones                          --                                  --
Managing
  Partner/Portfolio
  Manager

Leslie M. Varrelman                       --                                  --
Partner/Director of Fixed
  Income

John P. McNiff             Bobcat Partners                     Indirect Limited Partner
Indirect Limited Partner

Michael T. Kennedy         Bobcat Partners                     Indirect Limited Partner
Indirect Limited Partner

Babak Zenouzi                             --                                  --
Partner/Portfolio Manager

    NAME AND POSITION
 WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY          CONNECTION WITH OTHER COMPANY
-------------------------  ---------------------------------   --------------------------------
George H. Burwell                         --                                  --
Partner/Portfolio Manager

G. Gregory Hagar                          --                                  --
Partner/Chief Financial
  Officer

Bobcat Partners            Maverick Partners                   General Partner



CREDIT SUISSE ASSET MANAGEMENT LLC



    Credit Suisse Asset Management LLC ("Credit Suisse") is an investment sub-adviser for the Registrant's High Yield Bond Fund. The principal business address of Credit Suisse is 466 Lexington Avenue, New York, New York 10017. Credit Suisse is an investment adviser registered under the Advisers Act.



      NAME AND POSITION                                              CONNECTION WITH
   WITH INVESTMENT ADVISER             OTHER COMPANY                  OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------

CSAM Americas Holding Corp.                 --                             --
Direct Owner

Credit Suisse Asset                         --                             --
  Management Holding Corp.
Indirect Owner

Credit Suisse First Boston,                 --                             --
  Inc.
Indirect Owner

Credit Suisse First Boston                  --                             --
  (Swiss Bank)
Indirect Owner

Credit Suisse Group                         --                             --
Indirect Owner

James P. McCaughan             Credit Suisse Asset            Member of the Global
CEO, Chairman of Management      Management Business Unit,      Operating Committee
  Committee, Managing            Credit Suisse First Boston
  Director                       (Swiss Bank)

                               Credit Suisse Asset            Director, President
                                 Management Holding Corp.

                               CSAM Americas Holding Corp.    Director, President

                               Credit Suisse Asset            Director, President
                                 Management
                                 Securities, Inc.

                               CSAM Capital Inc.              Director, President

                               CSAM Capital Company           Director

                               Warburg Pincus Asset           Director, President
                                 Management
                                 International, Inc.

      NAME AND POSITION                                              CONNECTION WITH
   WITH INVESTMENT ADVISER             OTHER COMPANY                  OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
                               Warburg Pincus Asset           Director
                                 Management (Japan), Inc.

Matthew Moss                   Credit Suisse Asset            Member of the Global
CFO, Member of Management        Management Business Unit,      Operating Committee
  Committee, Managing            Credit Suisse First Boston
  Director                       (Swiss Bank)

                               Credit Suisse Asset            Director, Treasurer
                                 Management Holding Corp.

                               CSAM Americas Holding Corp.    Director, Treasurer

                               Credit Suisse Asset            Director, Treasurer
                                 Management
                                 Securities, Inc.

                               CSAM Capital Inc.              Director, Treasurer

Laurence R. Smith              Credit Suisse Asset            Member of the Global
CIO, Member of Management        Management Business Unit,      Operating Committee
  Committee, Managing            Credit Suisse First Boston
  Director                       (Swiss Bank)

Christopher F. Corapi                       --                             --
Head of Equity Research,
  Member of Management
  Committee, Managing
  Director

Sheila N. Scott                             --                             --
Co-Head of Private Wealth
  Management, Managing
  Director



DEUTSCHE ASSET MANAGEMENT INC.



    Deutsche Asset Management Inc. ("DAMI") is a sub-adviser for the Registrant's Large Cap, Large Cap Value and Large Cap Growth Funds. The principal business address of DAMI is 130 Liberty Street, NYCO2-3501, New York, New York 10006. DAMI is a registered investment adviser under the Advisers Act.



      NAME AND POSITION
   WITH INVESTMENT ADVISER             OTHER COMPANY          CONNECTION WITH OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
David Baldt                                 --                             --
Executive Vice President

Dean Barr                      Bankers Trust Company          Managing Director
President

Gary Bartlett                               --                             --
Executive Vice President

William Butterly                            --                             --
Secretary, Executive Vice
  President

Lori Callaghan                              --                             --
Director

      NAME AND POSITION
   WITH INVESTMENT ADVISER             OTHER COMPANY          CONNECTION WITH OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Gary Cohen                                  --                             --
Director

Warren Davis                                --                             --
Executive Vice President

Fred Devlin                                 --                             --
Executive Vice President

Thomas Flaherty                             --                             --
Executive Vice President

Christopher Gagnier                         --                             --
Executive Vice President

Richard Goldman                             --                             --
Executive Vice President

Stephen Ilott                               --                             --
Executive Vice President

Audrey M. T. Jones                          --                             --
Executive Vice President,
  Director

Mary Mullin                                 --                             --
Compliance Officer, Executive
  Vice President

Gwyn Thomas                                 --                             --
Director

Joshua Weinrich                Bankers Trust Company          Managing Director
Senior Vice President

Natalie Zornitsky                           --                             --
Senior Vice President



DAVID J. GREENE & CO., LLC



    David J. Greene & Co., LLC ("D.J. Greene") is a sub-adviser to the Registrant's Small Cap Fund. The principal business address of D.J. Greene is 599 Lexington Avenue, 12th Floor New York, NY 10022. D.J. Greene is an investment adviser registered under the Advisers Act.



      NAME AND POSITION
   WITH INVESTMENT ADVISER             OTHER COMPANY          CONNECTION WITH OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Michael C. Greene                           --                             --
Chief Executive Officer

Alan I. Greene                              --                             --
Chairman of Investment
  Committee

Marcia R. Dachs, CPA                        --                             --
Chief Financial Officer

      NAME AND POSITION
   WITH INVESTMENT ADVISER             OTHER COMPANY          CONNECTION WITH OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
E. Stephen Walsh                            --                             --
Chief Administrative Officer

David R. Pedowitz                           --                             --
Director of Research

Erwin A. Zeuschner                          --                             --
Director of Portfolio
  Management

Ralph Ruiz                                  --                             --
Director of Trading

Robert J. Ravitz, CFA                       --                             --
Controller, Vice President

Benjamin H. Nahum                           --                             --
Vice President

Jordan F. Posner                            --                             --
Vice President

Sara B. Ogiony                              --                             --
Assistant Vice President

John M. Collins                             --                             --
Assistant Vice President

James R. Greene                             --                             --
Senior Vice President

Stanley G. Lee, CFA                         --                             --
Vice President

Ruth S. Graham, CFP                         --                             --
Assistant Vice President

Clarissa Moore                              --                             --
Director of Marketing/ Client
  Service

Jack Estes                                  --                             --
Vice President



DUNCAN-HURST CAPITAL MANAGEMENT INC.



    Duncan-Hurst Capital Management Inc. ("Duncan-Hurst") is a sub-adviser for the Registrant's Large Cap and Large Cap Growth Fund. The principal business address of Duncan-Hurst is 4365 Executive Drive, Suite 1520, San Diego, CA 92121. Duncan-Hurst is a registered investment adviser under the Advisers Act.



      NAME AND POSITION
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY      CONNECTION WITH OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
William Hale Duncan, Jr.                    --                             --
CEO, Chairman, CFO

Frank Page Hurst                            --                             --
President

IRIDIAN ASSET MANAGEMENT LLC


    Iridian Asset Management LLC ("Iridian") is a sub-adviser for the Registrant's Large Cap and Large Cap Value Funds. The principal business address of Iridian is 276 Post Road West, Westport, CT 06880-4704. IAM is a registered investment adviser under the Advisers Act.


      NAME AND POSITION
   WITH INVESTMENT ADVISER             OTHER COMPANY          CONNECTION WITH OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
David L. Cohen                 Arnhold and S. Bleichroeder    Portfolio Manager
Principal, Portfolio Manager     Advisers, Inc.

Jeffrey M. Elliott                          --                             --
Executive Vice President,
  Chief Operating Officer,
  and Secretary

Alice B. Hicks                              --                             --
Executive Vice President

Harold J. Levy                 Arnhold and S. Bleichroeder    Portfolio Manager
Principal, Portfolio Manager     Advisers, Inc.


JF INTERNATIONAL MANAGEMENT INC.



    JF International Management Inc. ("JFIMI") is a sub-adviser for the Registrant's International Equity Fund. The principal business address of JFIMI is 47/F, Jardine House, 1 Connaught Place, Hong Kong. JFIMI is a registered investment adviser under the Advisers Act.



      NAME AND POSITION
   WITH INVESTMENT ADVISER             OTHER COMPANY          CONNECTION WITH OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Clive Stuart Brown             JF Asset Management (India)    Chairman
Director                         Private Limited
                               JF Asset Management (Taiwan)   Director
                                 Limited
                               JF Asset Managment             Director
                                 International Limited
                               JF Asset Management Limited    Director, Chief Executive
                                                                Officer
                               JF Capital Partners Holdings   Director
                                 Limited
                               JF India Management Limited    Director

Roger Peter Frederick Ellis    Ayudhya JF Asset Management    Director
Director                         Limited

                               Jardine Fleming Capital        Director
                                 Partners Ltd.

                               JF Asset Management Limited    Director

                               JF Private Investments         Director
                                 Limited

                               Solucky Limited                Director

      NAME AND POSITION
   WITH INVESTMENT ADVISER             OTHER COMPANY          CONNECTION WITH OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
A. Douglas Eu                  Ayudhya JF Asset Management    Director
Chief Operations Officer         Limited

                               Jardine Fleming China Region   President, Class II
                                 Fund, Inc.

                               Jardine Fleming India          President, Class III
                                 Fund, Inc.

                               JF Capital Partners Holdings   Director
                                 Limited

                               JF Phillipine Fund Inc.        Director


LSV ASSET MANAGEMENT


    LSV Asset Management ("LSV") is an investment sub-adviser for the Registrant's Large Cap Value, Small Cap and Large Cap Funds. The principal business address of LSV is 200 West Madison Street, Chicago, Illinois 60606. LSV is an investment adviser registered under the Advisers Act.



      NAME AND POSITION                                              CONNECTION WITH
   WITH INVESTMENT ADVISER             OTHER COMPANY                  OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Lakonishok Corporation                      --                             --
General Partner

SEI Funds, Inc.                             --                             --
General Partner

Shleifer Corporation                        --                             --
General Partner

Vishny Corporation                          --                             --
General Partner

LaCroix LLC                                 --                             --
General Partner

Menno, LLC                                  --                             --
General Partner

11-11, LLC                                  --                             --
General Partner

Josef Lakonishok               University of Illinois         Professor
Principal, CEO

Andrei Shleiffer               Harvard University             Professor
Partner

Robert Vishny                  University of Chicago          Professor
Principal                        Graduate School of Business

Menno Vermeulen                             --                             --
Principal

Tremaine Atkinson                           --                             --
Chief Operating Officer

Christopher J. LaCroix                      --                             --
Managing Director

MARTIN CURRIE INC.


    Martin Currie Inc. ("Martin Currie") is a sub-adviser for the Registrant's International Equity Fund. The principal business address of Martin Currie is Saltire Court, 20 Castle Terrace, Edinburgh EH12ES. IAM is a registered investment adviser under the Advisers Act.



      NAME AND POSITION
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY      CONNECTION WITH OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
James Keith Ross Falconer      Martin Currie Unit Trusts      Chairman
Director/Vice President          Limited

                               3i Smaller Quoted Companies    Director
                                 Trust plc

                               Edinburgh International        Director
                                 Investment Trust Limited

                               Martin Currie Absolute Return  Director
                                 Funds Limited

                               Martin Currie Global           Director
                                 Investors Limited

                               Martin Currie Investment       Director
                                 Management Limited

                               Martin Currie Limited          Director

                               Martin Currie Management       Director
                                 Limited

                               Martin Currie Services         Director
                                 Limited

                               Moorgate Investment            Director
                                 Management Limited

                               The Western Canada Investment  Director
                                 Company Limited

Patrick Joseph Scott-Plummer   Martin Currie Limited          Director, Chairman
Director/Vice President

                               Martin Currie Private Clients  Chairman
                                 Limited

                               Saltire Private Fund Managers  Chairman
                                 Limited

                               Candover Investments plc       Director

                               Edinburgh International        Director
                                 Investment Trust Limited

                               Indian Opportunities Fund      Director
                                 (Mauritius) Ltd.

                               Indian Opportunities Fund      Director
                                 Ltd.

                               Martin Currie Global           Director
                                 Investors Limited

      NAME AND POSITION
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY      CONNECTION WITH OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
                               Martin Currie Investment       Director
                                 Management Limited

                               Martin Currie Portfolio        Director
                                 Investment Trust plc

                               Martin Currie Private Clients  Director
                                 Limited

                               Martin Currie Trustees         Director
                                 Limited

                               Saltire Private Fund Managers  Director
                                 Limited

                               Scottish Unit Managers         Director
                                 Limited

                               The Merchants Trust plc        Director

James MacGregor Ayton          Martin Currie Investment       Director
  Fairweather                    Management Ltd.
Director/Vice President

                               Martin Currie European         Director
                                 Investment Trust plc

                               Martin Currie Global           Director
                                 Investors Limited

                               Martin Currie Limited          Director

                               Martin Currie Unit Trusts      Director
                                 Limited

Allan Davidson MacLeod         Ardroil Consultancy Services   Director
Director/Vice President          Limited

                               Martin Currie Investment       Director
                                 Management Ltd.

                               Ardroil Investments Services   Director
                                 Limited

                               Martin Currie Global Funds     Director

                               Martin Currie Global           Director
                                 Investors Limited

Michael William Thomas         Martin Currie Investment       Director
Director/Vice President          Management Ltd.

                               Martin Currie Global Funds     Director

                               Martin Currie Global           Director
                                 Investors Limited

                               Martin Currie Japan            Director
                                 Investment Trust plc

                               Martin Currie Limited          Director

      NAME AND POSITION
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY      CONNECTION WITH OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
                               Martin Currie Pacific          Director
                                 Investment Trust plc

James Grant Wilson             Martin Currie Investment       Director
Director/Vice President          Management Limited

                               Martin Currie Global Funds     Director

                               Martin Currie Global           Director
                                 Investors Limited

Timothy Julian Dalton Hall     Martin Currie Investment       Director
Director/Vice President          Management Limited

                               Martin Currie Business Trust   Director

                               Martin Currie Global           Director
                                 Investors Limited

                               Martin Currie Management       Director
                                 Limited

Colin Winchester               Martin Currie Investment       Director, Secretary
Secretary                        Management Ltd.

                               Edinburgh International        Secretary
                                 Investment Trust Limited

                               Martin Currie Global           Secretary
                                 Investors Limited

                               Martin Currie Limited          Director, Secretary

                               Martin Currie Trustees         Director, Secretary
                                 Limited

                               Moorgate Investment            Director, Secretary
                                 Management Limited

                               Scottish Unit Managers         Secretary
                                 Limited

                               The Western Canada Investment  Director, Secretary
                                 Company Limited

                               Martin Currie (Bermuda)        Director
                                 Limited

                               Martin Currie Management       Director
                                 Limited

                               Martin Currie Services         Director
                                 Limited

Julian Mark Campbell           Martin Currie Private Clients  Director, Secretary
  Livingston                     Limited
General Counsel

                               Martin Currie Services         Director, Secretary
                                 Limited

                               Saltire Private Fund Managers  Director, Secretary
                                 Limited

      NAME AND POSITION
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY      CONNECTION WITH OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
                               Martin Currie (Bermuda)        Director
                                 Limited

Steven Nelson Johnson          Martin Currie Global           Director
Director/Vice President          Investors Limited

                               Martin Currie Investors        President
                                 Services, Inc.

Martin Brown                   Martin Currie Services Ltd.    Director
Director of Operations

Barry Robert Sargraves         Martin Currie Global           Director
Vice President                   Investments Limited

                               Martin Currie Investment       Director
                                 Management Limited

                               Martin Currie Limited          Director

Colin James Marshall Skinner   Martin Currie Gefinor Fund     Director
Vice President                   Management Co. SA

                               Martin Currie Global           Director
                                 Investors Limited

                               Martin Currie Investment       Director
                                 Management Limited

William Geddie Watt            Martin Currie Services         Chairman
President                        Limited

                               Martin Currie Global           Chief Executive Officer
                                 Investors Limited

                               Martin Currie Limited          Chief Executive Officer

                               Martin Currie Investment       Director
                                 Management Limited

                               Scottish Biomedical            Director
                                 Foundation Limited

                               Scottish Biomedical Research   Director
                                 Trust

Jean Marc Louis de Bolle       Martin Currie Global           Director
Vice President                   Investors Limited

                               Martin Currie Investment       Director
                                 Management Limited

                               The Egypt Fund Ltd.            Director


MAZAMA CAPITAL MANAGMENT, LLC


    Mazama Capital Managment, Inc. ("Mazama") is a sub-adviser for the Registrant's Small Cap Fund. The principal business address of Mazama is One SW Columbia Street, Suite 1860, Portland, Oregon 97258. Mazama is an investment adviser registered under the Advisers Act.

      NAME AND POSITION                                              CONNECTION WITH
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY              OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Ronald Adair Sauer                          --                             --
Chairman, President, Senior-
  Portfolio Manager

Jill Ronne Collins                          --                             --
VP, Marketing

Brian Paul Alfrey                           --                             --
Director, VP, COO

Stephen Charles Brink                       --                             --
VP, Research

Helen McDonald Degener         The Mathes Company             VP, Portfolio Manager
Director, CIO


MCKINLEY CAPITAL MANAGEMENT INC.

    McKinley Capital Management, Inc. ("McKinley Capital") is a sub-adviser for the Registrant's Small Cap Fund. The principal business address of McKinley Capital is 3301 C Street, Suite 500, Anchorage, AK 99503. McKinley Capital is a registered investment adviser under the Advisers Act.


      NAME AND POSITION
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY      CONNECTION WITH OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Robert B. Gillam               National Asset Management      Representative
President, Chief Investment
  Officer, and Director

                               National Securities            Principal, Broker
                                 Corporation

Diane M. Wilke                 National Asset Management      Representative
Vice President, Chief
  Operating Officer,
  Director, and Compliance
  Officer

                               National Securities            Broker
                                 Corporation

Jerry Allen                                 --                             --
Chief Financial Officer

B. Thomas Willison             Willison Alaska, Inc.          President
Director

James Lewis McCarrey, III                   --                             --
Senior General Counsel

Gregory O'Keefe                             --                             --
Controller

Carl D. Ciochon                             --                             --
General Counsel



MORGAN STANLEY INVESTMENT MANAGEMENT INC.



    Morgan Stanley Investment Management Inc. ("Morgan Stanley") is a sub-adviser for the Registrant's International Equity and Emerging Markets Equity Funds. The principal business address of Morgan

Stanley is 1221 Avenue of the Americas, New York, NY 10020. Morgan Stanley is an investment adviser registered under the Adviser Act.



         NAME AND POSITION
      WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
------------------------------------  ------------------------------------   ------------------------------------
Morgan Stanley Dean Witter & Co.                       --                                     --
Beneficial

Barton M. Biggs                       Morgan Stanley & Co.                   Managing Director
Chairman, Director and                Incorporated
  Managing Director

Alexander C. Frank                    Morgan Stanley & Co.                   Managing Director
Treasurer                             Incorporated

Peter D. Caldecott                    Morgan Stanley Dean Witter             Managing Director
Managing Director and Member          Investment Management, Ltd.
  of Executive Committee

Alan E. Goldberg                      Morgan Stanley & Co.                   Managing Director
Member of Executive                   Incorporated
  Committee

Richard B. Worley                     Miller Anderson &                      Portfolio Manager and Executive
President, Director,                  Sherrerd, LLP                           Committee Member
  Portfolio Manager and
  Member of Executive
  Committee

                                      MAS Fund Distribution, Inc.            Registered Representative

                                      Morgan Stanley & Co.                   Managing Director
                                      Incorporated

Dennis G. Sherva                      Morgan Stanley & Co.                   Managing Director
Director, Managing Director           Incorporated

Harold J. Schaaff, Jr.                Morgan Stanley & Co.                   Principal
General Counsel, Secretary and        Incorporated
  Principal

Donald R. Ryan                        Morgan Stanley & Co.                   Principal
Compliance Officer, Principal         Incorporated

Marna C. Whittington                  Miller Anderson & Sherrerd,            Executive Committee Member
Chief Operating Officer,              LLP
  Managing Director and
  Member of Executive
  Committee

Thomas L. Bennett                     Morgan Stanley & Co.                   Managing Director
Member of Executive                   Incorporated
  Committee

Portfolio Manager                     MAS Fund Distributon, Inc.             Director

         NAME AND POSITION
      WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
------------------------------------  ------------------------------------   ------------------------------------
                                      Miller Anderson & Sherrerd,            Portfolio Manager, Executive
                                      LLP                                     Committee Member

Frank P. L. Minard                    Morgan Stanley & Co.                   Managing Director
Managing Director, Member             Incorporated
  of Executive Committee


NICHOLAS-APPLEGATE CAPITAL MANAGEMENT


    Nicholas-Applegate Capital Management ("Nicholas-Applegate") is an investment sub-adviser for the Small Cap, High Yield Bond, and Emerging Markets Equity Funds. The principal business address of Nicholas-Applegate is 600 West Broadway, Suite 2900, San Diego, California 92101. Nicholas-Applegate is an investment adviser registered under the Advisers Act.



      NAME AND POSITION                                                POSITION WITH
   WITH INVESTMENT ADVISER     BUSINESS AND OTHER CONNECTIONS          OTHER COMPANY
-----------------------------  ------------------------------  -----------------------------
Arthur Edward Nicholas         MacIntosh GP SUB, LLC           Managing Chief Executive
Chairman & Chief Executive                                       Officer
  Officer

                               Nicholas-Applegate Securities,  Chairman
                                 LP

                               Nicholas-Applegate              Chairman & Trustee
                                 Institutional Funds

                               Nicholas-Applegate Securities   President
                                 International LDC

                               Nicholas-Applegate US Growth    Director
                                 Equity Fund, Ltd.

                               Nicholas-Applegate Strategic    Director
                                 Opportunities, Ltd.

Edward Blake Moore, Jr.        MacIntosh GP SUB, LLC           Managing Secretary and
General Counsel                                                  General Counsel

                               Nicholas-Applegate Securities,  General Counsel and Secretary
                                 LP

                               Nicholas-Applegate              President
                                 Institutional Funds

Marna P. Whittington, Ph.D     MacIntosh GP SUB, LLC           Managing President
President

                               Nicholas-Applegate Securities,  President
                                 LP

Eric Spencer Sagerman          Nicholas-Applegate Southeast    Director
Head of Global Marketing         Asia Fund

                               Nicholas-Applegate India Fund,  Director
                                 Ltd PCC

      NAME AND POSITION                                                POSITION WITH
   WITH INVESTMENT ADVISER     BUSINESS AND OTHER CONNECTIONS          OTHER COMPANY
-----------------------------  ------------------------------  -----------------------------
William Charles Maher, CPA     MacIntosh GP SUB, LLC           Managing Chief Financial
Chief Financial Officer                                          Officer/Treasurer

                               Nicholas-Applegate              Treasurer
                                 Institutional Funds

                               Nicholas-Applegate Securities,  Chief Financial Officer
                                 LP

Catherine Somehegyi Nicholas                --                              --
Chief Investment Officer
  Global Equity Management

Peter James Johnson            Nicholas-Applegate Securities,  Vice President
Sr. Vice President, Director     LP
  of Institutional Sales

Scott Allan Long                            --                              --
Head of Global Operations

Victoria Proctor Hulick                     --                              --
Director of Compliance

MacIntosh GP SUB, LLC          Allianz Asset Management of     Limited Partner
General Partner                  America, LLC

Allianz Asset Management of    Allianz of America, Inc.        Sole Shareholder
  America, LLC
  Limited Partner


NOMURA CORPORATE RESEARCH AND ASSET MANAGEMENT, INC.


    Nomura Corporate Research and Asset Management, Inc. ("Nomura") is a sub-adviser for the Registrant's High Yield Bond Fund. The principal business address of Nomura is Two World Financial Center, Building B, 25th Floor, New York, New York 10281-1198. Nomura is an investment adviser registered under the Advisers Act.



      NAME AND POSITION                                              CONNECTION WITH
   WITH INVESTMENT ADVISER             OTHER COMPANY                  OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Nomura Holding America Inc.                 --                             --
Shareholder

The Nomura Securities Co.,                  --                             --
Ltd. Shareholder

Robert NMN Levine              Nomura Holding America Inc.    Executive Managing Director
President, CEO and Board
Member

Joseph Redmond Schmuckler      Nomura Holding America Inc.    Co-Chief Operating Officer,
Board Member                                                    Managing Director

                               Nomura Securities              President, Chief Operating
                                 International, Inc.            Officer

David Crall                                 --                             --
Portfolio Manager, Director

      NAME AND POSITION                                              CONNECTION WITH
   WITH INVESTMENT ADVISER             OTHER COMPANY                  OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Stephen Kotsen                              --                             --
Portfolio Manager, Vice
President

Seth Chadbourne                             --                             --
Portfolio Manager, Vice
President

Lance Fraser                                --                             --
Chief Operating Officer,
Managing Director, Board
Member

David Finlay                   Nomura Securities              Executive Managing Director,
Board Member                     International, Inc.            Chief Legal Officer,
                                                                Secretary

                               Nomura Holding America Inc.    Executive Managing Director,
                                                                Chief Legal Officer,
                                                                Secretary

Hideyuki Takahashi             Nomura Securities              Chief Executive Officer
Board Member                     International, Inc.

                               Nomura Holding America Inc.    Co-Chief Operating Officer,
                                                                Executive Managing Director

Atsushi Yoshikawa              Nomura Securities              Chairman
Board Member                     International, Inc.

                               Nomura Holding America Inc.    President, Chief Executive
                                                                Officer


OECHSLE INTERNATIONAL ADVISORS, LLC

    Oechsle International Advisors, LLC ("Oechsle") is a sub-adviser for the Registrant's International Equity Fund. The principal business address of Oechsle is One International Place, 23rd Floor, Boston, Massachusetts 02110. Oechsle is an investment adviser registered under the Advisers Act.


      NAME AND POSITION                                              CONNECTION WITH
   WITH INVESTMENT ADVISER             OTHER COMPANY                  OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
S. Dewey Keesler                            --                             --
CIO and Managing Principal

Stephen P. Langer                           --                             --
Managing Principal/Director
of Marketing

L. Sean Roche                               --                             --
COO and Managing Principal

Warren Walker                  Oechsle International          Portfolio Manager
Managing Principal/Portfolio     Advisers, Ltd.
Manager/Research Analyst

Steven Henry Schaefer          Oechsle International          Managing Director
Principal                        Advisers, Ltd.

      NAME AND POSITION                                              CONNECTION WITH
   WITH INVESTMENT ADVISER             OTHER COMPANY                  OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
John Francis Biagiotti                      --                             --
CFO/Principal

Paula Nicole Drake                          --                             --
General Counsel/Principal

Stephen J. Butters                          --                             --
Principal, Marketing and
Client Service

James P. Mcmillan                           --                             --
Principal, Marketing and
Client Service

Kathleen M. Harris                          --                             --
Principal, Portfolio Manager,
Research Analyst

Martina O. Vasconcelles                     --                             --
Principal, Portfolio Manager,
Research Analyst

Dana Martin                                 --                             --
Principal, Portfolio Manager,
Research Analyst

Peter Sanborn                               --                             --
Principal, Portfolio Manager,
Research Analyst

Robert E. O'Hare                            --                             --
Legal Counsel

Martin Dyer                                 --                             --
Director of Compliance



PEREGRINE CAPITAL MANAGEMENT INC.



    Peregrine Capital Management Inc. ("Peregrine") is a sub-adviser for the Registrant's Large Cap and Large Cap Growth Funds. The principal business address of Peregrine is LaSalle Plaza, 800 LaSalle Avenue, Suite 1850, Minneapolis, Minnesota 55402-2018. Peregrine is a registered investment adviser under the Advisers Act.



      NAME AND POSITION                                              CONNECTION WITH
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY              OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
James Robert Campbell          Wells Fargo Company            Banking/ Commercial Lending/
Director                                                        Management

Robert Bruce Mersky                         --                             --
Chairman of the Board, CEO,
  President

Ronald George Hoffman                       --                             --
COO, CCO, CFO, Senior Vice
  President

      NAME AND POSITION                                              CONNECTION WITH
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY              OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
William Daniel Giese                        --                             --
Senior Vice President,
  Portfolio Manager

Paul Edward von Kuster, III                 --                             --
Senior Vice President,
  Portfolio Manager

Patricia Deeney Burns                       --                             --
Senior Vice President
Portfolio Manager

Paul Robert Wurm                            --                             --
Senior Vice President
Equity Trader

John Sorensen Dale                          --                             --
Senior Vice President
Portfolio Manager

Jeannine McCormick                          --                             --
Senior Vice President
Investment Analyst

Barbara Kloepfer McFadden                   --                             --
Senior Vice President
Equity Trader

Gary Edward Nussbaum                        --                             --
Senior Vice President
Portfolio Manager

Tasso Harry Coin                            --                             --
Senior Vice President
Portfolio Manager

Julie McDonell Gerend                       --                             --
Senior Vice President,
Client Service & Marketing

Daniel John Hagen                           --                             --
Senior Vice President
Associate Portfolio Manager

Jay Hendrickson Strohmaier                  --                             --
Senior Vice President,
Client Service & Marketing

James Patrick Ross                          --                             --
Senior Vice President,
Senior Portfolio Advisor

Douglas Gordon Pugh                         --                             --
Senior Vice President
Portfolio Manager

      NAME AND POSITION                                              CONNECTION WITH
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY              OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
William Austen Grierson                     --                             --
Vice President and Investment
  Analyst

John Arthur Maschoff                        --                             --
Sr. Vice President
Client Service & Marketing

Jason Richard Ballsrud                      --                             --
Research Analyst



ROBERT W. BAIRD & CO., INCORPORATED


    Robert W. Baird & Co., Incorporated ("Baird") is a sub-adviser for the Registrant's Core Fixed Income Fund. The principal business address of Baird is 777 E. Wisconsin Avenue, Milwaukee, WI 53202. Baird is an investment adviser registered under the Advisers Act.


      NAME AND POSITION                                              CONNECTION WITH
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY              OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
James Dick Bell                             --                             --
Managing Director

Paul John Carbone                           --                             --
Managing Director

Bryce Patrick Edwards                       --                             --
Managing Director

Glen Fredrick Hackmann                      --                             --
Secretary, General Counsel,
  Managing Director

George Frederick Kasten, Jr.                --                             --
Chairman

Keith Anthony Kolb                          --                             --
Managing Director

Patrick Steven Lawton                       --                             --
Managing Director

William Walter Mahler                       --                             --
Managing Director

Terrance Patrick Maxwell                    --                             --
Managing Director

Paul Edward Purcell                         --                             --
President, Chief Executive
  Officer

Michael John Schroeder                      --                             --
Managing Director

John Earl Sundeen                           --                             --
Senior Vice President,
  Compliance Director

      NAME AND POSITION                                              CONNECTION WITH
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY              OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Russell Paul Schwei                         --                             --
Chief Financial Officer,
  Managing Director

Dominick Paul Zarcone                       --                             --
Managing Director

Mary Ellen Stanek                           --                             --
Managing Director, Chief
  Investment Officer

Gary Elfe                                   --                             --
Managing Director, Senior
  Portfolio Manager

Charles Groeschell                          --                             --
Managing Director, Portfolio
  Manager


RS INVESTMENT MANAGEMENT, L.P.


    RS Investment Management, L.P. ("RSIM") is an investment sub-adviser for the Registrant's Small Cap Fund. The principal business address of RSIM is
388 Market Street, Suite 200, San Francisco, California 94111. RSIM is an investment adviser registered under the Advisers Act.



      NAME AND POSITION                                              CONNECTION WITH
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY              OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
George R. Hecht                RS Investment                  Director, President
CEO                              Management, Inc.

                               RS Investment Trust            CEO, Trustee

Paul H. Stephens               RS Value Group LLC             Portfolio Manager
Portfolio Manager

                               RS Investment                  CIO
                                 Management, Inc.

John L. Wallace                RS Growth Group LLC            Portfolio Manager
Portfolio Manager

James L. Callinan              RS Growth Group LLC            Portfolio Manager
Portfolio Manager

                               RS Investment                  Portfolio Manager
                                 Management, Inc.

David J. Evans, III            RS Growth Group LLC            Portfolio Manager
Portfolio Manager

                               RS Investment                  Portfolio Manager
                                 Management, Inc.

Andrew P. Pilara, Jr.          RS Value Group LLC             Portfolio Manager
Portfolio Manager

SANFORD C. BERNSTEIN & CO., LLC



    Sanford C. Bernstein & Co., LLC, is an investment sub-adviser for the Large Cap Fund and Large Cap Value Fund. The principal address of Sanford C. Bernstein & Co., LLC, is 767 Fifth Avenue, New York, New York 10153-0185. Sanford C. Bernstein & Co., LLC, is an investment adviser registered under the Advisers Act.



      NAME AND POSITION                                              CONNECTION WITH
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY              OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Lewis A. Sanders               Alliance Capital Management    Vice Chairman, CIO
Director                         Corporation

Michael T. Borgia              Alliance Capital Management    Senior Vice President
Director, Senior Vice            Corporation
  President

John D. Carifa                 Alliance Capital Management    President, COO
                                 Corporation

Laurence H. Bertan             Alliance Capital Management    Director of Compliance, Vice
Director of Compliance, Vice     Corporation                    President
  President

Gerald M. Lieberman            Alliance Capital Management    Executive Vice President, CFO
Senior Vice                      Corporation
  President--Finance and
  Administration

Nicholas J. Spencer            Alliance Capital Management    Executive Vice President
President, Director              Corporation

Sallie L. Krawcheck            Alliance Capital Management    Executive Vice President,
Chairman of Board of             Corporation                    Chairman & CEO
  Directors, CEO


SAWGRASS ASSET MANAGEMENT, LLC


    Sawgrass Asset Management, LLC is a sub-adviser for the Registrant's Small Cap Fund. The principal business address of Sawgrass Asset Management, LLC is 4337 Pablo Oaks Court, Building 200, Jacksonville, Florida 32224. Sawgrass Asset Management LLC is an investment adviser registered under the Advisers Act.



      NAME AND POSITION                                              CONNECTION WITH
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY              OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Sawgrass Asset                              --                             --
  Management, LLC
Member, Shareholder of 50%

AmSouth Bank                                --                             --
Member, Shareholder of 50%

AmSouth Bancorporation                      --                             --
100% Shareholder of AmSouth
  Bank

Andrew M. Cantor               S.A.M., Inc.                   1/3 Owner
Principal

Dean E. McQuiddy               S.A.M., Inc.                   1/3 Owner
Principal

      NAME AND POSITION                                              CONNECTION WITH
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY              OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Brian K. Monroe                S.A.M., Inc.                   1/3 Owner
Principal


SCHRODER INVESTMENT MANAGEMENT NORTH AMERICA INC.



    Schroder Investment Management North America Inc. ("Schroders") is an investment sub-adviser to the Emerging Markets Equity Fund. The principal business of Schroders is Equitable Center, 787 Seventh Avenue, New York, New York, NY 10019. Schroders is an investment sub-adviser registered under the Advisers Act.



      NAME AND POSITION                                              CONNECTION WITH
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY              OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Jonathan Armitage                           --                             --
First Vice President

Alan Ayres                     Schroder Investment            Director
Director                         Management
                                 North America Ltd

Geoffrey Stephen Blanning      Schroder Investment            Director
Director, Portfolio Manager      Management
                                 International Ltd

Stefan Bottcher                Schroder Investment            Director
Director                         Management
                                 North America Ltd

Mark G. O. Bridgeman           Schroder Investment            First Vice President
Senior Vice President,           Management
  Director                       North America Ltd

Kristine Bryan                              --                             --
First Vice President

Deborah A. Chaplin                          --                             --
Executive Vice President,
  Director

Lisa M. Coleman                             --                             --
Portfolio Manager

Heather F. Crighton            Schroder Investment            First Vice President,
Senior Vice President,           Management                     Director
  Director                       North America Ltd

Louise Croset                  Schroder Investment            First Vice President,
Executive Vice President,        Management                     Director
  Director                       North America Ltd

Tapan Datta                    Schroder Investment            Director
Senior Vice President,           Management
  Director                       North America Ltd

Robert G. Davy                 Schroder Investment            Director
Executive Vice President,      Management International Ltd
  Director

      NAME AND POSITION                                              CONNECTION WITH
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY              OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
                               Schroder Investment            Director
                                 Management
                                 North America Ltd

Matthew Dobbs                  Schroder Investment            Director
Fund Manager                     Management
                                 International Ltd

                               Schroder Investment            Director
                                 Management
                                 North America Ltd

Margaret Douglas-Hamilton                   --                             --
Secretary, Director

Donald Farquharson                          --                             --
Senior Vice President,
  Director

Christopher J. Fasciano                     --                             --
Senior Vice President,
  Director

John Ford                                   --                             --
Managing Director, Director

Richard R. Foulkes             Schroder Investment            Director
Director, Deputy Chairman        Management
                                 International Ltd

                               Schroder Investment            Director
                                 Management
                                 North America Ltd

                               Schroder Investment            Director
                                 Management
                                 Ltd

Roger Goodchild                             --                             --
Controller, London, Vice
  President

James Gotto                                 --                             --
Portfolio Manager

Michael Grant                  Schroder Investment            Director
Director, Senior Vice            Management
  President                      International Ltd

David Harris                                --                             --
First Vice President

Sharon L Haugh                 Schroder Investment            Chairman, Director
Chairman, Director               Management
                                 North America Ltd

Michele Catherine Eschert                   --                             --
  Johnson
Vice President

      NAME AND POSITION                                              CONNECTION WITH
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY              OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Stepehn Lear                                --                             --
Senior Vice President,
  Director

Jane P Lucas                                --                             --
Executive Vice President

Barbara Brooke Manning         Securities and Futures         Senior Vice President,
Senior Vice President,           Authority                      Director
  Director & Chief Compliance
  Officer

Robert Charles Michele                      --                             --
Director, Managing Director

Maisie Nicholls                             --                             --
Portfolio Manager

Craig Pennington               Schroder Investment            First Vice President
Portfolio Manager                Management
                                 International Ltd

Michael M. Perelstein          Schroder Investment            Director, Senior Vice
Senior Investment Officer,       Management                     President
  Director                       North America Ltd

Timothy Pettee                              --                             --
Executive Vice President,
  Director

Gavin D. L. Ralston            Schroder Investment            Director, Senior Vice
Director                         Management                     President
                                 North America Ltd

Frances Prout Selby            Schroder Investment            Director
Executive Vice President,        Management
  Director                       North America Ltd

Andrew Willard Smethhurst                   --                             --
Senior Vice President,
  Director

Mark J. Smith                  Schroder Investment            Group Operations Director
Executive Vice President,        Management Ltd
  Director

                               Schroder Investment            Senior Vice President,
                                 Management                     Director
                                 North America Ltd

Wesley A. Sparks                            --                             --
Vice President

Shigemi Takagi                 Schroder Investment            Director
Senior Vice President            Management
                                 North America Ltd

      NAME AND POSITION                                              CONNECTION WITH
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY              OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Nancy Briggs Tooke                          --                             --
Executive Vice President,
  Director

John A. Troiano                Schroder Investment            Director, Chairman
CEO, Director                    Management
                                 International Ltd

                               Schroder Investment            CEO, Senior Vice President\
                                 Management                   Managing Director, Director
                                 North America Ltd

Ira L. Unschuld                             --                             --
Executive Vice President,
  Director

Reza Vishkai                   Schroder Investment            First Vice President,
Senior Vice President,           Management                     Director
  Director                       North America Ltd

Jaroslav Vitazka                            --                             --
Associate

Thomas Jeremy Willoughby       Schroder Investment            Compliance Officer
Compliance Officer               Management
                                 International Ltd

                               Schroder Investment            Compliance Officer
                                 Management
                                 North America Ltd

                               Schroder Investment            Head of Compliance
                                 Management Ltd

Walter W. Zepf                              --                             --
Controller, Vice President



SECURITY CAPITAL RESEARCH & MANAGEMENT INCORPORATED



    Security Capital Research & Management Incorporated ("Security Capital") is a Sub-adviser for the Registrant's Small Cap Fund. The principal business address of Security Capital is 11 South LaSalle Street, Chicago, Illinois, 60603. Security Capital is a registered investment adviser under the Advisers Act.



         NAME AND POSITION
      WITH INVESTMENT ADVISER                    OTHER COMPANY                  CONNECTION WITH OTHER COMPANY
------------------------------------  ------------------------------------   ------------------------------------
Security Captial Investment Research                   --                                     --
Incorporated ("SCIR") owner

Security Capital Group Incorporated                    --                                     --
*100% owner of SCIR

Kevin W. Bedell                       Security Capital Real Estate Mutual    Officer
Senior Vice President                  Funds Incorporated

         NAME AND POSITION
      WITH INVESTMENT ADVISER                    OTHER COMPANY                  CONNECTION WITH OTHER COMPANY
------------------------------------  ------------------------------------   ------------------------------------
Anthony R. Manno, Jr.                 Security Capital Preferred Growth      Director, Officer
President, Director, and               Incorporated
  Managing Director

                                      Security Capital Real Estate Mutual    Director, Officer
                                       Funds Incorporated

Jeffrey C. Nellessen                  Security Capital Preferred Growth      Officer
Vice President, Secretary,             Incorporated
  Treasurer, and Controller

                                      Security Capital Real Estate Mutual    Officer
                                       Funds Incorporated

Kenneth D. Statz                      Security Capital Preferred Growth      Officer
Managing Director                      Incorporated

Russell C. Platt                                       --                                     --
Managing Director


SEI INVESTMENTS MANAGEMENT CORPORATION


    SEI Investments Management Corporation ("SIMC") is an investment adviser for each of the funds. The principal address of SIMC is One Freedom Valley Drive, Oaks, Pennsylvania 19456. SIMC is an investment adviser registered under the Advisers Act.



         NAME AND POSITION
      WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
------------------------------------  ------------------------------------   ------------------------------------
Alfred P. West, Jr.                   SEI Investments Company                Director, Chairman, and CEO
Chairman, CEO, Director

                                      SEI Investments Distribution Co.       Director, Chairman of the Board of
                                                                              Directors

                                      SEI Inc. (Canada)                      Director

                                      SEI Ventures, Inc.                     Director, Chairman, President

                                      SEI Funds, Inc.                        CEO, Chairman of the Board of
                                                                              Directors

                                      SEI Global Investment Corp.            Director, CEO, Chairman

                                      SEI Capital AG                         Director, Chairman of the Board

                                      SEI Global Capital                     Director, CEO, Chairman
                                       Investments, Inc.

                                      CR Financial Services Company          Director, Chairman of the Board

                                      SEI Insurance Group, Inc.              Director

                                      SEI Investments Mutual Fund Services   Chairman, CEO

         NAME AND POSITION
      WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
------------------------------------  ------------------------------------   ------------------------------------
                                      SEI Investments Fund Management        Chairman, CEO

                                      SEI Global Holdings (Cayman) Inc.      Chairman, CEO

                                      SEI Investments De Mexico              Director

                                      SEI Asset Korea                        Director

                                      SEI Venture Capital, Inc.              Director, Chairman, CEO

Carmen V. Romeo                       SEI Investments Company                Director, Executive Vice President,
Executive Vice President,                                                     President-- Investment Advisory
  Director                                                                    Group

                                      SEI Investments Distribution Co.       Director

                                      SEI Venture Capital, Inc.              Director

                                      SEI Trust Company                      Director

                                      SEI Investments, Inc.                  Director, President

                                      SEI Investments Developments, Inc.     Director, President

                                      SEI Insurance Group, Inc.              Director

                                      SEI Funds, Inc.                        Director, Executive Vice President

                                      SEI Global Investments Corp.           Executive Vice President

                                      SEI Global Capital                     Director, Executive Vice President
                                       Investments, Inc.

                                      SEI Primus Holding Corp.               Director, President

                                      CR Financial Services Company          Director

                                      SEI Investments Mutual Fund Services   Executive Vice President

                                      SEI Investments Fund Management        Executive Vice President

Richard B. Lieb                       SEI Investments Company                Director, Executive Vice President,
Executive Vice President                                                      President--Investment Systems &
                                                                              Services Division

                                      SEI Investments Distribution Co.       Executive Vice President

                                      SEI Trust Company                      Director & Chairman of the Board

         NAME AND POSITION
      WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
------------------------------------  ------------------------------------   ------------------------------------
                                      SEI Investments-Global Fund Services   Director
                                       Limited

                                      SEI Investments Mutual Fund Services   Executive Vice President

                                      SEI Investments Fund Management        Executive Vice President

Dennis J. McGonigle                   SEI Investments Company                Executive Vice President
Executive Vice President

                                      SEI Investments Distribution Co.       Executive Vice President

                                      SEI Investments Mutual Fund Services   Senior Vice President

                                      SEI Investments Fund Management        Senior Vice President

Ed Daly                                                --                                     --
Senior Vice President, Managing
  Director

Carl A. Guarino                       SEI Investments Company                Executive Vice President
Senior Vice President

                                      SEI Investments Distribution Company   Senior Vice President

                                      SEI Global Investments Corp.           Senior Vice President

                                      SEI Investments Global, Limited        Director

                                      SEI Global Holdings (Cayman) Inc.      Director

                                      SEI Investments Argentina S.A.         Director

                                      SEI Investments De Mexico              Director

                                      SEI Investments (Europe) Ltd.          Director

                                      Quadrum S.A.                           Director

                                      SEI Asset Korea                        Director

                                      SEI Investments (South Africa)         Director
                                       Limited

                                      CCF -- SEI Investments                 Chairman of the Board of Directors

                                      SEI Venture Capital, Inc.              Executive Vice President

                                      SEI Investments -- Unit Trust          Director
                                       Management (UK) Limited

         NAME AND POSITION
      WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
------------------------------------  ------------------------------------   ------------------------------------
Robert S. Ludwig                      SEI Funds, Inc.                        Vice President
Senior Vice President, CIO

                                      SEI Investments Company                Senior Vice President

                                      SEI Investments Mutual Fund Services   Vice President, Team Leader

                                      SEI Investments Fund Management        Vice President, Team Leader

Jack May                              SEI Investments Distribution Co.       Senior Vice President
Senior Vice President

James V. Morris                                        --                                     --
Senior Vice President, Managing
  Director

Steve Onofrio                                          --                                     --
Senior Vice President, Managing
  Director

Todd Cipperman                        SEI Investments Company                Senior Vice President, General
Senior Vice President, General                                                Counsel, Assistant Secretary
Counsel & Secretary

                                      SEI Investments Distribution Co.       Senior Vice President & General
                                                                              Counsel

                                      SEI Inc. (Canada)                      Senior Vice President, General
                                                                              Counsel, Secretary

                                      SEI Trust Company                      Senior Vice President, General
                                                                              Counsel & Assistant Secretary

                                      SEI Investments, Inc.                  Senior Vice President, General
                                                                              Counsel, Secretary

                                      SEI Ventures, Inc.                     Senior Vice President, General
                                                                              Counsel, Secretary

                                      SEI Investments Developments, Inc.     Senior Vice President, General
                                                                              Counsel, Secretary

                                      SEI Insurance Group, Inc.              Director, Senior Vice President,
                                                                              General Counsel

                                      SEI Funds, Inc.                        Senior Vice President, General
                                                                              Counsel, Secretary

                                      SEI Global Investments Corp.           Director, Senior Vice President,
                                                                              General Counsel, Secretary

                                      SEI Advanced Capital                   Senior Vice President, General
                                       Management, Inc.                       Counsel, Secretary

                                      SEI Investments Global Management      Director, General Counsel &
                                       (Cayman) Inc.                          Secretary

         NAME AND POSITION
      WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
------------------------------------  ------------------------------------   ------------------------------------
                                      SEI Global Capital Investments Inc.    Senior Vice President, General
                                                                              Counsel, Secretary

                                      SEI Investments Global, Limited        Director

                                      SEI Primus Holding Corp.               Senior Vice President, General
                                                                              Counsel, Secretary

                                      SEI Investments Mutual Fund Services   Senior Vice President, General
                                                                              Counsel, Secretary

                                      SEI Investments Fund Management        Senior Vice President, General
                                                                              Counsel, Secretary

Kenneth Zimmer                        SEI Investments Company                Senior Vice President
Senior Vice President, Managing
  Director

John D. Anderson                      SEI Investments Distribution Company   Vice President & Managing Director
Vice President & Managing Director

Timothy D. Barto                      SEI Investments Company                Vice President, Assistant Secretary
Vice President, Assistant
  Secretary

                                      SEI Investments Distribution Company   Vice President, Assistant Secretary

                                      SEI Investments, Inc.                  Vice President, Assistant Secretary

                                      SEI Ventures, Inc.                     Vice President, Assistant Secretary

                                      SEI Investments Developments, Inc.     Vice President, Assistant Secretary

                                      SEI Insurance Group, Inc.              Vice President, Assistant Secretary

                                      SEI Funds, Inc.                        Vice President, Assistant Secretary

                                      SEI Global Investments Corp.           Vice President, Assistant Secretary

                                      SEI Advanced Capital                   Vice President, Assistant Secretary
                                       Management, Inc.

                                      SEI Global Capital                     Vice President, Assistant Secretary
                                       Investments, Inc.

                                      SEI Primus Holding Corp.               Vice President, Assistant Secretary

                                      SEI Investments Mutual Fund Services   Vice President, Assistant Secretary

         NAME AND POSITION
      WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
------------------------------------  ------------------------------------   ------------------------------------
                                      SEI Investments Fund Management        Vice President, Assistant Secretary

                                      SEI Venture Capital, Inc.              Vice President, Assistant Secretary

Jay Brown                                              --                                     --
Vice President

Kevin P. Robins                       SEI Investments Company                Senior Vice President
Senior Vice President

                                      SEI Investments Distribution Co.       Senior Vice President

                                      SEI Trust Company                      Director

                                      SEI Venture Capital, Inc.              Vice President

                                      CR Financial Services Company          President

                                      SEI Insurance Group, Inc.              Director

                                      SEI Investments Global (Cayman),       Director
                                       Limited

                                      SEI Private Trust Company              Director

                                      SEI Global Holdings (Cayman) Inc.      Director

Robert Crudup                         SEI Investments Company                Senior Vice President
Vice President, Managing
  Director

                                      SEI Investments Distribution Company   Vice President, Managing Director

                                      SEI Investments Mutual Fund Services   Vice President, Managing Director

                                      SEI Investments Fund Management        Vice President, Managing Director

Richard A. Deak                       SEI Investments Company                Vice President, Assistant Secretary
Vice President, Assistant
  Secretary

                                      SEI Investments Distribution Company   Vice President, Assistant Secretary

                                      SEI Trust Company                      Vice President, Assistant Secretary

                                      SEI Investments, Inc.                  Vice President, Assistant Secretary

                                      SEI Venture Capital, Inc.              Vice President, Assistant Secretary

         NAME AND POSITION
      WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
------------------------------------  ------------------------------------   ------------------------------------
                                      SEI Ventures, Inc.                     Vice President, Assistant Secretary

                                      SEI Investments Developments, Inc.     Vice President, Assistant Secretary

                                      SEI Funds, Inc.                        Vice President, Assistant Secretary

                                      SEI Global Investments Corp.           Vice President, Assistant Secretary

                                      SEI Advanced Capital                   Vice President, Assistant Secretary
                                       Management, Inc.

                                      SEI Global Capital                     Vice President, Assistant Secretary
                                       Investments, Inc.

                                      SEI Primus Holding Corp.               Vice President, Assistant Secretary

                                      SEI Investments Mutual Fund Services   Vice President, Assistant Secretary

                                      SEI Investments Fund Management        Vice President, Assistant Secretary

Melissa Doran Rayer                                    --                                     --
Vice President

Scott W. Dellorfano                   SEI Investments Distribution Company   Vice President & Managing Director
Vice President & Managing Director

Scott C. Fanatico                     SEI Investments Distribution Company   Vice President & Managing Director
Vice President & Managing Director

Michael Farrell                                        --                                     --
Vice President

Vic Galef                             SEI Investments Distribution Company   Vice President, Managing Director
Vice President, Managing
  Director

                                      SEI Investments Mutual Fund Services   Vice President, Managing Director

                                      SEI Investments Fund Management        Vice President, Managing Director

Steven A. Gardner                     SEI Investments Distribution Company   Vice President & Managing Director
Vice President & Managing Director

Lydia A. Gavalis                      SEI Investments Company                Vice President, Assistant Secretary
Vice President, Assistant
  Secretary

         NAME AND POSITION
      WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
------------------------------------  ------------------------------------   ------------------------------------
                                      SEI Investments Distribution Company   Vice President, Assistant Secretary

                                      SEI Investments, Inc.                  Vice President, Assistant Secretary

                                      SEI Ventures, Inc.                     Vice President, Assistant Secretary

                                      SEI Investments Developments, Inc.     Vice President, Assistant Secretary

                                      SEI Insurance Group, Inc.              Vice President, Assistant Secretary

                                      SEI Funds, Inc.                        Vice President, Assistant Secretary

                                      SEI Global Investments Corp.           Vice President, Assistant Secretary

                                      SEI Advanced Capital                   Vice President, Assistant Secretary
                                       Management, Inc.

                                      SEI Global Capital                     Vice President, Assistant Secretary
                                       Investments, Inc.

                                      SEI Primus Holding Corp.               Vice President, Assistant Secretary

                                      SEI Investments Mutual Fund Services   Vice President, Assistant Secretary

                                      SEI Investments Fund Management        Vice President, Assistant Secretary

                                      SEI Venture Capital, Inc.              Vice President, Assistant Secretary

Greg Gettinger                        SEI Investments Company                Vice President
Vice President

                                      SEI Investments Distribution Company   Vice President

                                      SEI Trust Company                      Vice President

                                      SEI Investments, Inc.                  Vice President

                                      SEI Ventures, Inc.                     Vice President

                                      SEI Investments Developments, Inc.     Vice President

                                      SEI Funds, Inc.                        Vice President

                                      SEI Global Investments Corp.           Vice President

                                      SEI Venture Capital, Inc.              Vice President

         NAME AND POSITION
      WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
------------------------------------  ------------------------------------   ------------------------------------
                                      SEI Advanced Capital                   Vice President
                                       Management, Inc.

                                      SEI Global Capital                     Vice President
                                       Investments, Inc.

                                      SEI Primus Holding Corp.               Vice President

                                      SEI Investments Mutual Fund Services   Vice President

                                      SEI Investments Fund Management        Vice President

                                      SEI Realty Capital Corporation         Vice President & Secretary

Susan R. Hartley                                       --                                     --
Vice President

Kathy Heilig                          SEI Inc. (Canada)                      Vice President, Treasurer
Vice President, Treasurer

                                      SEI Investments Company                Vice President, Treasurer, Chief
                                                                              Accounting Officer

                                      SEI Investments Distribution Company   Vice President

                                      SEI Trust Company                      Vice President, Treasurer

                                      SEI Ventures, Inc                      Vice President, Treasurer

                                      SEI Insurance Group, Inc.              Vice President, Treasurer

                                      SEI Realty Capital Corporation         Vice President, Treasurer

                                      SEI Funds, Inc.                        Director, Vice President, Treasurer

                                      SEI Global Investments Corp.           Director, Vice President, Treasurer

                                      SEI Advanced Capital                   Director, Vice President, Treasurer
                                       Management, Inc.

                                      SEI Investments Global (Cayman),       Vice President, Treasurer
                                       Limited

                                      SEI Investments Mutual Fund Services   Vice President, Treasurer

                                      SEI Investments Fund Management        Vice President, Treasurer

                                      SEI Global Holdings (Cayman) Inc.      Vice President, Assistant Secretary
                                                                              Treasurer

                                      SEI Investments, Inc.                  Director, Vice President &
                                                                              Treasurer

         NAME AND POSITION
      WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
------------------------------------  ------------------------------------   ------------------------------------
                                      SEI Investments Developments, Inc.     Director, Vice President &
                                                                              Treasurer

                                      SEI Global Capital                     Director, Vice President &
                                       Investments, Inc.                      Treasurer

                                      Global Primus Holding Corp.            Director, Vice President &
                                                                              Treasurer

                                      SEI Venture Capital, Inc.              Director, Vice President &
                                                                              Treasurer

Bridget Jensen                        SEI Investments Distribution Company   Vice President
Vice President

                                      SEI Investments Mutual Funds           Vice President
                                       Services

                                      SEI Investments Fund Management        Vice President

John Kirk                             SEI Investments Distribution Company   Vice President & Managing Director
Vice President & Managing Director

Kim Kirk                              SEI Investments Distribution Company   Vice President, Managing Director
Vice President, Managing
  Director

                                      SEI Investments-Global Fund Services   Director
                                       Limited

                                      SEI Investments Mutual Fund Services   Vice President, Managing Director

                                      SEI Investments Fund Management        Vice President, Managing Director

John Krzeminski                       SEI Investments Distribution Company   Vice President, Managing Director
Vice President, Managing
  Director

                                      SEI Investments Mutual Fund Services   Vice President, Managing Director

                                      SEI Investments Fund Management        Vice President, Managing Director

                                      SEI Venture Capital, Inc.              Vice President

Alan Lauder                           SEI Investments Distribution Company   Vice President
Vice President

                                      SEI Global Investments Corp.           Vice President

                                      SEI Investments (South Africa)         Vice President
                                       Limited

         NAME AND POSITION
      WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
------------------------------------  ------------------------------------   ------------------------------------
Paul Lonergan                         SEI Investments Distribution Company   Vice President & Managing Director
Vice President & Managing Director

Vicki Malloy                          SEI Investments Mutual Fund Services   Vice President, Team Leader
Vice President, Managing
  Director

                                      SEI Investments Fund Management        Vice President, Team Leader

Ellen Marquis                         SEI Investments Distribution Co.       Vice President
Vice President

                                      SEI Investments Global (Cayman),       Vice President
                                       Limited

Christine M. McCullough               SEI Investments Company                Vice President, Assistant Secretary
Vice President, Assistant
  Secretary

                                      SEI Investments Distribution Company   Vice President, Assistant Secretary

                                      SEI Investments, Inc.                  Vice President, Assistant Secretary

                                      SEI Ventures, Inc.                     Vice President, Assistant Secretary

                                      SEI Investments Developments, Inc.     Vice President, Assistant Secretary

                                      SEI Funds, Inc.                        Vice President, Assistant Secretary

                                      SEI Global Investments Corp.           Vice President, Assistant Secretary

                                      SEI Advanced Capital                   Vice President, Assistant Secretary
                                       Management, Inc.

                                      SEI Global Capital                     Vice President, Assistant Secretary
                                       Investments, Inc.

                                      SEI Primus Holding Corp.               Vice President, Assistant Secretary

                                      SEI Investments Mutual Fund Services   Vice President, Assistant Secretary

                                      SEI Investments Fund Management        Vice President, Assistant Secretary

                                      SEI Trust Company                      Vice President

                                      SEI Venture Capital, Inc.              Vice President, Assistant Secretary

         NAME AND POSITION
      WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
------------------------------------  ------------------------------------   ------------------------------------
                                      SEI Insurance Group, Inc.              Vice President, Assistant Secretary

                                      SEI Private Trust Company              General Counsel

Carolyn McLaurin                      SEI Investments Distribution Company   Vice President, Managing Director
Vice President, Managing
  Director

                                      SEI Investments Mutual Fund Services   Vice President, Managing Director

                                      SEI Investments Fund Management        Vice President, Managing Director

Roger Messina                                          --                                     --
Vice President

Sherry K. Vetterlein                  SEI Investments Company                Vice President, Assistant Secretary
Vice President, Assistant
  Secretary

                                      SEI Investments Distribution Company   Vice President, Assistant Secretary

                                      SEI Investments, Inc.                  Vice President, Assistant Secretary

                                      SEI Ventures, Inc.                     Vice President, Assistant Secretary

                                      SEI Investments Developments, Inc.     Vice President, Assistant Secretary

                                      SEI Funds, Inc.                        Vice President, Assistant Secretary

                                      SEI Global Investments Corp.           Vice President, Assistant Secretary

                                      SEI Advanced Capital                   Vice President, Assistant Secretary
                                       Management, Inc.

                                      SEI Global Capital                     Vice President, Assistant Secretary
                                       Investments, Inc.

                                      SEI Primus Holding Corp.               Vice President, Assistant Secretary

                                      SEI Investments Mutual Fund Services   Vice President, Assistant Secretary

                                      SEI Investments Fund Management        Vice President, Assistant Secretary

                                      SEI Insurance Group, Inc.              Vice President, Assistant Secretary

         NAME AND POSITION
      WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
------------------------------------  ------------------------------------   ------------------------------------
                                      SEI Venture Capital, Inc.              Vice President, Assistant Secretary

Robert Prucnal                                         --                                     --
Vice President

Daniel Spaventa                       SEI Investments Distribution Company   Vice President
Vice President

                                      SEI Vermogens Services B.V.            Managing Director B

Kathryn L. Stanton                    SEI Investments Distribution Co.       Vice President
Vice President

                                      CR Financial Services Company          Secretary, Treasurer

                                      SEI Investments Mutual Fund Services   Vice President

                                      SEI Investments Fund Management        Vice President

William E. Zitelli                    SEI Investments Company                Vice President, Assistant Secretary
Vice President, Assistant
  Secretary

                                      SEI Investments Distribution Company   Vice President, Assistant Secretary

                                      SEI Investments, Inc.                  Vice President, Assistant Secretary

                                      SEI Ventures, Inc.                     Vice President, Assistant Secretary

                                      SEI Investments Developments, Inc.     Vice President, Assistant Secretary

                                      SEI Funds, Inc.                        Vice President, Assistant Secretary

                                      SEI Global Investments Corp.           Vice President, Assistant Secretary

                                      SEI Advanced Capital                   Vice President, Assistant Secretary
                                       Management, Inc.

                                      SEI Global Capital                     Vice President, Assistant Secretary
                                       Investments, Inc.

                                      SEI Primus Holding Corp.               Vice President, Assistant Secretary

                                      SEI Investments Mutual Fund Services   Vice President, Assistant Secretary

                                      SEI Investments Fund Management        Vice President, Assistant Secretary

         NAME AND POSITION
      WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
------------------------------------  ------------------------------------   ------------------------------------
                                      SEI Insurance Group, Inc.              Vice President, Assistant Secretary

                                      SEI Venture Capital, Inc.              Vice President, Assistant Secretary

Mary Vogan                                             --                                     --
Vice President

Raymond B. Webster                                     --                                     --
Vice President

Susan R. West                                          --                                     --
Vice President, Managing
  Director

Lori L. White                         SEI Investments Distribution Co.       Vice President, Assistant Secretary
Vice President, Assistant
  Secretary

                                      SEI Investments Company                Vice President, Assistant Secretary

                                      SEI Investments, Inc.                  Vice President, Assistant Secretary

                                      SEI Ventures, Inc.                     Vice President, Assistant Secretary

                                      SEI Investments Developments, Inc.     Vice President, Assistant Secretary

                                      SEI Funds, Inc.                        Vice President, Assistant Secretary

                                      SEI Global Investments Corp.           Vice President, Assistant Secretary

                                      SEI Advanced Capital                   Vice President, Assistant Secretary
                                       Management, Inc.

                                      SEI Global Capital                     Vice President, Assistant Secretary
                                       Investments, Inc.

                                      SEI Primus Holding Corp.               Vice President, Assistant Secretary

                                      SEI Investments Mutual Fund Services   Vice President, Assistant Secretary

                                      SEI Investments Fund Management        Vice President, Assistant Secretary

                                      SEI Insurance Group, Inc.              Vice President, Assistant Secretary

                                      SEI Venture Capital, Inc.              Vice President, Assistant Secretary

         NAME AND POSITION
      WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
------------------------------------  ------------------------------------   ------------------------------------
Mark S. Wilson                                         --                                     --
Vice President

Wayne M. Withrow                      SEI Investments Company                Executive Vice President & Chief
Senior Vice President                                                         Information Officer

                                      SEI Investments Distribution Co.       Senior Vice President

                                      SEI Investments Mutual Fund Services   Senior Vice President

                                      SEI Investments Fund Management        Senior Vice President



SHENKMAN CAPITAL MANAGEMENT, INC.



    Shenkman Capital Management, Inc. ("Shenkman") is a sub-adviser for the Registrant's High Yield Bond Fund. The principal business address of Shenkman is 461 Fifth Avenue, New York, New York 10017-6283. Shenkman is a registered investment adviser under the Advisers Act.



      NAME AND POSITION                                              CONNECTION WITH
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY              OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Mark Ronald Shenkman                        --                             --
President, Director

Albert Fuss                    International Asset            Chairman
Director                         Management, Ltd.

Victor M. Rosenzweig           Olshan, Grundman, Frome &      Partner
Director                       Rosenzweig, L.L.P. (law firm)

Frank X. Whitley                            --                             --
Executive Vice President

Mark J. Flanagan Senior Vice                --                             --
  President,
Director of Credit Research

Richard H. Weinstein                        --                             --
Senior Vice President &
General Counsel



SG PACIFIC ASSET MANAGEMENT, INC.



    SG Pacific Asset Management, Inc. ("SG Pacific") is a sub-adviser for the Registrant's Emerging Markets Equity Fund. The principal business address of SG Pacific is 560 Lexington Avenue, New York, New York 10022. SG Pacific is a registered investment adviser under the Advisers Act.



      NAME AND POSITION                                              CONNECTION WITH
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY              OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Yoichi Kataoka                 SGY Asset Management           Managing Director
President, Director            (Singapore) Limited

Tokuo Ukon                     SGY Asset Management           Director
Chairman, Director             (Singapore) Limited

      NAME AND POSITION                                              CONNECTION WITH
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY              OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
George Maitland Chambers Dole  Yamaichi Capital               Marketing Director
                                 Management, Inc.

Kazuya Ishibashi               Yamaichi Capital               Analyst
                                 Management, Inc.



SGY ASSET MANAGEMENT (SINGAPORE) LIMITED



    SGY Asset Management, Inc. ("SGY") is a sub-adviser for the Registrant's Emerging Markets Equity Fund. The principal business address of SGY is 560 Lexington Avenue, New York, New York 10022. SGY is a registered investment adviser under the Advisers Act.



      NAME AND POSITION                                              CONNECTION WITH
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY              OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Masatada Honmura               SG Pacific Asset Management    Director
President

Katsumi Deguchi                             --                             --
Executive Vice President

Michel Fromaget                             --                             --
Executive Vice President

Naoshi Saito                                --                             --
Managing Director

Shigeharu Shiraishi                         --                             --
Managing Director

Yoichi Kataoka                 SG Pacific Asset               President, Director
Managing Director                Management, Inc.

Christian D'Allost             Societe Generale Asset         Head of International Network
Director                         Management

Tukuo Ukon                     SG Pacific Asset               Director
Director                         Management, Inc.

Takeo Igeta                                 --                             --
Compliance Officer

Bruno Leroy                                 --                             --
Executive Officer

Hisatoshi Okawa                             --                             --
Executive Officer

Akifumi Ohsawa                              --                             --
Executive Officer

Osamu Sadasue                               --                             --
Executive Officer

Minoru Matsuno                              --                             --
Executive Officer

STERLING CAPITAL MANAGEMENT



    Sterling Capital Management ("Sterling") is a sub-adviser for the Registrant's Small Cap Fund. The principal business address of Sterling is One First Union Center, 301 College Street, Suite 3200, Charlotte, North Carolina 28202. Sterling is a registered investment adviser under the Advisers Act.



      NAME AND POSITION                                              CONNECTION WITH
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY              OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Mark Whittaker Whalen                       --                             --
Managing Director

David Michael Ralston                       --                             --
Managing Director

Alexander Worth McAlister                   --                             --
Managing Director

Brian Richard Walton                        --                             --
Managing Director

Eduardo Alejandro Brea                      --                             --
Managing Director

Kenneth R. Cotner                           --                             --
Chief Operating Officer


STRATEGIC FIXED INCOME, LLC


    Strategic Fixed Income, LLC ("SFI") is a sub-adviser for the Registrant's International Fixed Income Fund. The principal business address of SFI is 1001 Nineteenth Street North, 17th Floor, Arlington, Virginia 22209. SFI is an investment adviser registered under the Advisers Act.



         NAME AND POSITION
      WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
------------------------------------  ------------------------------------   ------------------------------------
Gobi Investment, Inc.                                  --                                     --
Member

Strategic Investment Management       Strategic Investment Partners          Affiliate
(SIM), Member

Kenneth A. Windheim                   Gobi Investments, Inc.                 President, Treasurer
President, Chief Investment Officer

Partricia M. Arcoleo                  Gobi Investments, Inc.                 Vice President, Secretary
Vice President, Chief Operating
Officer

TRANSAMERICA INVESTMENT MANAGEMENT, LLC



    Transamerica Investment Management, LLC ("TIM") is a sub-adviser for the Registrant's Large Cap and Large Cap Growth Funds. The principal business address of TIM is 1150 S. Olive St., 27th Floor, Los Angeles, California 90015. TIM is a registered investment adviser under the Advisers Act.



      NAME AND POSITION                                              CONNECTION WITH
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY              OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Richard N. Latzer                           --                             --
Manager

Gary U. Rolle                               --                             --
President, Manager

Jeffrey S. Van Harte                        --                             --
Senior Vice President,
  Manager

Transamerica Investment                     --                             --
  Services, Inc.
Owner

John R. Raymond                             --                             --
Manager

Douglas C. Kolsrud                          --                             --
Manager

Patrick S. Baird                            --                             --
Manager

John C. Riazzi                              --                             --
Chief Executive Officer

Larry N. Norman                             --                             --
Manager

William T. Miller                           --                             --
Chief Operating Officer,
  Manager


WALL STREET ASSOCIATES

    Wall Street Associates ("WSA") is an investment sub-adviser for the Small Cap Fund. The principal address for WSA is 1200 Prospect Street, Suite 100, La Jolla, California 92037. WSA is an investment adviser registered under the Advisers Act.


      NAME AND POSITION                                               POSITION WITH
   WITH INVESTMENT ADVISER             OTHER COMPANY                  OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
William Jeffery, III                        --                             --
Partner

Kenneth F. McCain                           --                             --
Partner

R. Dirk Anderson                            --                             --
Partner

      NAME AND POSITION                                               POSITION WITH
   WITH INVESTMENT ADVISER             OTHER COMPANY                  OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
David A. Baratta                            --                             --
Partner

Paul K. LeCoq                               --                             --
Partner


WESTERN ASSET MANAGEMENT COMPANY

    Western Asset Management Company ("Western") is an investment sub-adviser for the Core Fixed Income Fund. The principal business address of Western is 117 East Colorado Boulevard, Pasadena, California 91105. Western is an investment adviser registered under the Advisers Act.


      NAME AND POSITION                                              CONNECTION WITH
   WITH INVESTMENT ADVISER             OTHER COMPANY                  OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Legg Mason, Inc.                            --                             --
Sole Shareholder

Ilene S. Harker                             --                             --
Director, Compliance &
  Controls

James W. Hirschmann III                     --                             --
Director & CEO

Stephen Kenneth Leech                       --                             --
Director & CIO

W. Curtis Livingston, III                   --                             --
Director & Chairman

Raymond A. Mason               Legg Mason, Inc.               Chairman, President & CEO
Non-Employee Director

                               Legg Mason Wood Walker, Inc.   Chairman, President & CEO

Bruce Daniel Albers                         --                             --
Chief Financial Officer

Elisabeth N. Spector           Legg Mason, Inc.               Senior Vice President
Non-Employee Director

                               Legg Mason Wood Walker, Inc.   Senior Vice President

Edward A. Taber III            Legg Mason, Inc.               Sr. Exec VP & Head of
Non-Employee Director                                           Investment Management

                               Legg Mason Wood Walker, Inc.   Sr. Executive Vice President

Timothy C. Scheve              Legg Mason Wood Walker, Inc.   Executive VP & Chief
Non-Employee Director                                           Administrative Officer

ITEM 27.  PRINCIPAL UNDERWRITERS:

    (a) Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing the securities of the Registrant also acts as a principal underwriter, distributor or investment adviser.

    Registrant's distributor, SEI Investments Distribution Co. (the "Distributor"), acts as distributor for:


SEI Daily Income Trust                              July 15, 1982
SEI Liquid Asset Trust                              November 29, 1982
SEI Tax Exempt Trust                                December 3, 1982
SEI Index Funds                                     July 10, 1985
SEI Institutional Managed Trust                     January 22, 1987
SEI Institutional International Trust               August 30, 1988
The Advisors' Inner Circle Fund                     November 14, 1991
STI Classic Funds                                   May 29, 1992
First American Funds, Inc.                          November 1, 1992
First American Investment Funds, Inc.               November 1, 1992
The Arbor Fund                                      January 28, 1993
Bishop Street Funds                                 January 27, 1995
STI Classic Variable Trust                          August 18, 1995
ARK Funds                                           November 1, 1995
Huntington Funds                                    January 11, 1996
SEI Asset Allocation Trust                          April 1, 1996
TIP Funds                                           April 28, 1996
First American Strategy Funds, Inc.                 October 1, 1996
HighMark Funds                                      February 15, 1997
Armada Funds                                        March 8, 1997
Expedition Funds                                    June 9, 1997
Alpha Select Funds                                  January 1, 1998
Oak Associates Funds                                February 27, 1998
The Nevis Fund, Inc.                                June 29, 1998
CNI Charter Funds                                   April 1, 1999
The Armada Advantage Fund                           May 1, 1999
Amerindo Funds, Inc.                                July 13, 1999
Huntington VA Funds                                 October 15, 1999
Friends Ivory Funds                                 December 16, 1999
iShares Inc.                                        January 28, 2000
SEI Insurance Products Trust                        March 29, 2000
iShares Trust                                       April 25, 2000
Pitcairn Funds                                      August 1, 2000
First Omaha Funds, Inc.                             October 1, 2000
JohnsonFamily Funds, Inc.                           November 1, 2000
The MDL Funds                                       January 24, 2001


    The Distributor provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services ("Funds Evaluation") and automated execution, clearing and settlement of securities transactions ("MarketLink").

    (b) Furnish the Information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 21 of Part B. Unless otherwise noted, the business address of each director or officer is Oaks, PA 19456.


                                      POSITION AND OFFICE               POSITIONS AND OFFICES
          NAME                          WITH UNDERWRITER                   WITH REGISTRANT
------------------------  --------------------------------------------  ---------------------
Alfred P. West, Jr.       Director, Chairman of the Board of Directors           --
Richard B. Lieb           Director, Executive Vice President                     --
Carmen V. Romeo           Director                                               --
Mark J. Held              President & Chief Operating Officer                    --
Dennis J. McGonigle       Executive Vice President                               --
Robert M. Silvestri       Chief Financial Officer & Treasurer                    --
Todd Cipperman            Senior Vice President & General Counsel                --
Leo J. Dolan, Jr.         Senior Vice President                                  --
Carl A. Guarino           Senior Vice President                                  --
Jack May                  Senior Vice President                                  --
Hartland J. McKeown       Senior Vice President                                  --
Kevin P. Robins           Senior Vice President                                  --
Patrick K. Walsh          Senior Vice President                                  --
Wayne M. Winthrow         Senior Vice President                                  --
Robert Aller              Vice President                                         --
John D. Anderson          Vice President & Managing Director                     --
Timothy D. Barto          Vice President & Assistant Secretary                   --
Robert Crudup             Vice President & Managing Director                     --
Richard A. Deak           Vice President & Assistant Secretary                   --
Scott W. Dellorfano       Vice President & Managing Director                     --
Barbara Doyne             Vice President                                         --
Jeff Drennen              Vice President                                         --
Scott C. Fanatico         Vice President & Managing Director                     --
Vic Galef                 Vice President & Managing Director                     --
Steven A. Gardner         Vice President & Managing Director                     --
Lydia A. Gavalis          Vice President & Assistant Secretary                   --
Greg Gettinger            Vice President & Assistant Secretary                   --
Kathy Heilig              Vice President                                         --
Jeff Jacobs               Vice President                                         --
Samuel King               Vice President                                         --
John Kirk                 Vice President & Managing Director                     --
Kim Kirk                  Vice President & Managing Director                     --
John Krzeminski           Vice President & Managing Director                     --
Alan H. Lauder            Vice President                                         --
Paul Lonergan             Vice President & Managing Director                     --
Ellen Marquis             Vice President                                         --
Christine M. McCullough   Vice President & Assistant Secretary                   --
Carolyn McLaurin          Vice President & Managing Director                     --
Mark Nagle                Vice President                                         --

                                      POSITION AND OFFICE               POSITIONS AND OFFICES
          NAME                          WITH UNDERWRITER                   WITH REGISTRANT
------------------------  --------------------------------------------  ---------------------
Joanne Nelson             Vice President                                         --
Cynthia M. Parrish        Vice President & Secretary                             --
Rob Redican               Vice President                                         --
Maria Rinehart            Vice President                                         --
Steve Smith               Vice President                                         --
Daniel Spaventa           Vice President                                         --
Kathryn L. Stanton        Vice President                                         --
Sherry K. Vetterlein      Vice President & Assistant Secretary                   --
Lori L. White             Vice President & Assistant Secretary                   --
William E. Zitelli, Jr.   Vice President & Assistant Secretary                   --


ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS:

    Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the rules promulgated thereunder, are maintained as follows:

        (a) With respect to Rules 31a-1(a); 31a-1(b)(1); (2)(a) and (b); (3);
    (6); (8); (12); and 31a-1(d), the required books and records are maintained at the offices of Registrant's Custodians:

           First Union National Bank
           Broad and Chestnut Streets
           P.O. Box 7618
           Philadelphia, PA 19101

           State Street Bank and Trust Company
           225 Franklin Street
           Boston, MA 02110

         (b)/(c) With respect to Rules 31a-1(a); 31a-1(b)(1),(4); (2)(C) and
    (D); (4); (5); (6); (8); (9); (10); (11); and 31a-1(f), the required books and records are maintained at the offices of Registrant's Administrator:

           SEI Investments Fund Management
           Oaks, PA 19456

        (c) With respect to Rules 31a-1(b)(5),(6),(9) and 10 and 31a-1(f), the required books and records are maintained at the principal offices of the Registrant's Money Managers:


           Alliance Capital Management L.P.
           1345 Avenue of the Americas
           New York, New York 10105



           Artisan Partners Limited Partnership
           1000 N. Water Street, Suite 1770
           Milwaukee, Wisconsin 53202


           BlackRock Financial Management, Inc.
           345 Park Avenue
           30th Floor
           New York, New York 10154


           BlackRock International, Ltd.
           7 Castle Street
           Edinburgh, Scotland EH23A11

           The Boston Company Asset Management
           One Boston Place
           Boston, MA 02108

           Capital Guardian Trust Company
           630 5th Avenue, 36th Floor
           New York, New York 10111

           Chartwell Investment Partners
           1235 Westlakes Drive
           Suite 330
           Berwyn, PA 19312


           Credit Suisse Asset Management LLC
           One Citicorp Center
           153 East 53rd Street
           New York, New York 10022



           David J. Greene & Company, LLC
           599 Lexington Avenue
           New York, New York 10022



           Deutsche Asset Management, Inc.
           130 Liberty Street
           NVC02-3501
           New York, New York 10006



           Duncan-Hurst Capital Management Inc.
           4365 Executive Drive
           Suite 1520
           San Diego, CA 92121



           Iridian Asset Management LLC
           276 Post Road West
           Westport, CT 06880



           JF International Management, Inc.
           47/F, Jardine House
           1 Connaught Place
           Central Hong Kong



           LSV Asset Management, L.P.
           181 W. Madison Ave.
           Chicago, Illinois 60602



           Martin Currie, Inc.
           Saltire Court
           20 Castle Terrace
           Edinburgh, Scotland EH12ES



           Mazama Capital Management, Inc.
           One Southwest Columbia Street
           Suite 1860
           Portland, Oregon 97258



           McKinley Capital Management Inc.
           3301 C Street
           Suite 500
           Anchorage, AK 99503

           Morgan Stanley Investment Management Inc.
           1221 Avenue of the Americas
           New York, New York 10020



           Nicholas-Applegate Capital Management
           600 West Broadway, Suite 2900
           San Diego, California 92101



           Nomura Corporate Research and Asset Management Inc.
           Two World Financial Center,
           Building B, 25th Floor
           New York, New York 10281-1198


           Oechsle International Advisors, LLC
           One International Place
           23rd Floor
           Boston, Massachusetts 02110


           Peregrine Capital Management Inc.
           800 LaSalle Avenue
           Minneapolis, MN 55402


           Robert W. Baird & Co., Incorporated
           779 E. Wisconsin Ave.
           Milwaukee, WI 53202

           RS Investment Management, L.P.
           388 Market Street
           Suite 200
           San Francisco, California 94111


           Sanford C. Bernstein & Co., LLC
           767 Fifth Avenue
           New York, NY 10153-0185



           Sawgrass Asset Management, LLC
           4337 Pablo Oaks Court
           Jacksonville, FL 32224



           Schroder Investment Management North America Inc.
           1301 Avenue of the Americas
           New York, NY 10019



           SG Pacific Asset Management Inc. and SGY Asset Management (Singapore) Limited
           30 Wall Street, 8th Floor
           New York, NY 10005



           Shenkman Capital Management
           461 Fifth Avenue
           New York, NY 10017



           Sterling Capital Management
           One First Union Center
           301 College Street
           Suite 3200
           Charlotte, NC 28202

           Security Capital Research and
           Management Group Incorporated
           11 South LaSalle Street
           Chicago, Illinois 60603



           SEI Investments Management Corporation
           One Freedom Valley Drive
           Oaks, PA 19456


           Strategic Fixed Income, LLC
           1001 Nineteenth Street North
           Suite 1720
           Arlington, VA 22209


           Transamerica Investment Management, LLC
           1150 S. Olive Street, 27th Floor
           Los Angeles, CA 90015


           Wall Street Associates
           1200 Prospect Street
           Suite 100
           La Jolla, California 92037

           Western Asset Management Company
           117 East Colorado Boulevard
           Pasadena, CA 91105

ITEM 29.  MANAGEMENT SERVICES:

    None.

ITEM 30.  UNDERTAKINGS:

    None.

                                     NOTICE

    A copy of the Agreement and Declaration of Trust of SEI Institutional Investments Trust is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this Registration Statement has been executed on behalf of the Trust by an officer of the Trust as an officer and by its Trustees as trustees and not individually and the obligations of or arising out of this Registration Statement are not binding upon any of the Trustees, Officers, or Shareholders individually but are binding only upon the assets and property of the Trust.

                                   SIGNATURES


    Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 7 to Registration Statement No. 33-58041 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Oaks, Commonwealth of Pennsylvania on the 28th day of September, 2001.


                                SEI INSTITUTIONAL INVESTMENTS TRUST

                                By:              EDWARD D. LOUGHLIN
                                     -----------------------------------------
                                                 Edward D. Loughlin
                                        PRESIDENT & CHIEF EXECUTIVE OFFICER

    Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacity on the date(s) indicated.


              *
------------------------------  Trustee                     September 28, 2001
      Rosemarie B. Greco

              *
------------------------------  Trustee                     September 28, 2001
       William M. Doran

              *
------------------------------  Trustee                     September 28, 2001
       F. Wendell Gooch

              *
------------------------------  Trustee                     September 28, 2001
   George J. Sullivan, Jr.

              *
------------------------------  Trustee                     September 28, 2001
       James M. Storey

              *
------------------------------  Trustee                     September 28, 2001
       Robert A. Nesher

    /s/ EDWARD D. LOUGHLIN
------------------------------  President & Chief           September 28, 2001
      Edward D. Loughlin          Executive Officer

      /s/ JAMES R. FOGGO
------------------------------  Controller & Chief          September 28, 2001
        James R. Foggo            Financial Officer




 *By:            **
      -------------------------
         Edward D. Loughlin
          ATTORNEY-IN-FACT

**By:   /s/ TODD B. CIPPERMAN
      -------------------------
          Todd B. Cipperman
          ATTORNEY-IN-FACT

                                 EXHIBIT INDEX


           EXHIBIT NUMBER                            DESCRIPTION
           ---------------   ------------------------------------------------------------
           EX-99.B(a)        Registrant's Declaration of Trust is incorporated herein by reference to Exhibit (1) of Registrant's Registration
                               Statement on Form N-1A (File No. 33-58041), filed with the
                               Securities and Exchange Commission ("SEC") on March 10,
                               1995.

           EX-99.B(b)(1)     Registrant's By-Laws are incorporated herein by reference to
                               Exhibit (2) of Registrant's Registration Statement on Form
                               N-1A (File No. 33-58041), filed with the SEC on
                               March 10, 1995.

           EX-99.B(b)(2)     Amended By-Laws are incorporated by reference to
                               Exhibit (2)(a) of Registrant's Registration Statement on
                               Form N-1A (File No. 33-58041), filed with the SEC on
                               September 29, 1997.

           EX-99.B(6)(3)     Amended By-Laws, dated February 20, 2001, are filed
                               herewith.

           EX-99.B(c)        Not Applicable.

           EX-99.B(d)(1)     Investment Advisory Agreement between the Trust and SEI
                               Investments Management Corporation ("SIMC") (formerly "SEI
                               Financial Management Corporation") as previously filed
                               with Registrant's Pre-Effective Amendment No. 2 on Form
                               N-1A (File No. 33-58041), filed with the SEC on June 7,
                               1996 is herein incorporated by reference to
                               Exhibit (5)(a) of Post-Effective Amendment No. 2, filed
                               with the SEC on September 29, 1997.

           EX-99.B(d)(2)     Form of Investment Sub-Advisory Agreement between SIMC and
                               1838 Investment Advisors, L.P. with respect to the Trust's
                               Small Cap Fund as previously filed with Registrant's
                               Pre-Effective Amendment No. 1 on Form N-1A (File
                               No. 33-58041), filed with the SEC on April 26, 1996 is
                               herein incorporated by reference to Exhibit (5)(b) of
                               Post-Effective Amendment No. 2, filed with the SEC on
                               September 29, 1997.

           EX-99.B(d)(3)     Investment Sub-Advisory Agreement between SIMC and Acadian
                               Asset Management, L.P. with respect to the Trust's
                               International Equity Fund as previously filed with
                               Registrant's Pre-Effective Amendment No. 1 on Form N-1A
                               (File No. 33-58041), filed with the SEC on April 26, 1996
                               is herein incorporated by reference to Exhibit (5)(c) of
                               Post-Effective Amendment No. 2, filed with the SEC on
                               September 29, 1997.

           EX-99.B(d)(4)     Investment Sub-Advisory Agreement between SIMC and Alliance
                               Capital Management L.P. with respect to the Trust's Large
                               Cap Fund as previously filed with Registrant's
                               Pre-Effective Amendment No. 1 on Form N-1A (File
                               No. 33-58041), filed with the SEC on April 26, 1996 is
                               herein incorporated by reference to Exhibit (5)(d) of
                               Post-Effective Amendment No. 2, filed with the SEC on
                               September 29, 1997.

           EX-99.B(d)(5)     Investment Sub-Advisory Agreement between SIMC and
                               Apodaca-Johnston Capital Management, Inc. with respect to
                               the Trust's Small Cap Fund is filed herewith.

           EX-99.B(d)(6)     Investment Sub-Advisory Agreement between SIMC and BEA
                               Associates with respect to the High Yield Bond Fund as
                               previously filed with Registrant's Pre-Effective Amendment
                               No. 1 on Form N-1A (File No. 33-58041), filed with the SEC on April 26, 1996 is herein incorporated by reference to
                               Exhibit (5)(f) of Post-Effective Amendment No. 2, filed
                               with the SEC on September 29, 1997.

           EXHIBIT NUMBER                            DESCRIPTION
           ---------------   ------------------------------------------------------------
           EX-99.B(d)(7)     Investment Sub-Advisory Agreement between SIMC and BlackRock
                               Financial Management, Inc. with respect to the Core Fixed
                               Income Fund as previously filed with Registrant's
                               Pre-Effective Amendment No. 1 on Form N-1A (File
                               No. 33-58041), filed with the SEC on April 26, 1996 is
                               herein incorporated by reference to Exhibit (5)(g) of
                               Post-Effective Amendment No. 2, filed with the SEC on
                               September 29, 1997.

           EX-99.B(d)(8)     Investment Sub-Advisory Agreement between SIMC and Boston
                               Partners Asset Management, L.P. with respect to the Small
                               Cap Fund as previously filed with Registrant's
                               Pre-Effective Amendment No. 1 on Form N-1A (File
                               No. 33-58041), filed with the SEC on April 26, 1996 is
                               herein incorporated by reference to Exhibit (5)(h) of
                               Post-Effective Amendment No. 2, filed with the SEC on
                               September 29, 1997.

           EX-99.B(d)(9)     Investment Sub-Advisory Agreement between SIMC and Firstar
                               Investment Research & Management Company with respect to
                               the Core Fixed Income Fund as previously filed with
                               Registrant's Pre-Effective Amendment No. 1 on Form N-1A
                               (File No. 33-58041), filed with the SEC on April 26, 1996
                               is herein incorporated by reference to Exhibit (5)(i) of
                               Post-Effective Amendment No. 2, filed with the SEC on
                               September 29, 1997.

           EX-99.B(d)(10)    Investment Sub-Advisory Agreement between SIMC and American
                               Express Asset Management Group, Inc. (formerly "IDS
                               Advisory Group, L.P.") with respect to the Trust's Large
                               Cap Fund as previously filed with Registrant's
                               Pre-Effective Amendment No. 1 on Form N-1A (File
                               No. 33-58041), filed with the SEC on April 26, 1996 is
                               herein incorporated by reference to Exhibit (5)(j) of
                               Post-Effective Amendment No. 2, filed with the SEC on
                               September 29, 1997.

           EX-99.B(d)(11)    Investment Sub-Advisory Agreement between SIMC and LSV Asset
                               Management with respect to the Trust's Large Cap and Small
                               Cap Funds as previously filed with Registrant's
                               Pre-Effective Amendment No. 1 on Form N-1A (File
                               No. 33-58041), filed with the SEC on April 26, 1996 is
                               herein incorporated by reference to Exhibit (5)(k) of
                               Post-Effective Amendment No. 2, filed with the SEC on
                               September 29, 1997.

           EX-99.B(d)(12)    Investment Sub-Advisory Agreement between SIMC and Mellon
                               Equity Associates with respect to the Large Cap Fund as
                               previously filed with Registrant's Pre-Effective Amendment
                               No. 1 on Form N-1A (File No. 33-58041), filed with the SEC on April 26, 1996 is herein incorporated by reference to
                               Exhibit (5)(l) of Post-Effective Amendment No. 2, filed
                               with the SEC on September 29, 1997.

           EX-99.B(d)(13)    Investment Sub-Advisory Agreement between SIMC and Highmark
                               Capital Management, Inc. (formerly "Pacific Alliance
                               Capital Management") with respect to the Large Cap Fund as previously filed with Registrant's Pre-Effective Amendment
                               No. 1 on Form N-1A (File No. 33-58041), filed with the SEC on April 26, 1996 is herein incorporated by reference to
                               Exhibit (5)(m) of Post-Effective Amendment No. 2, filed
                               with the SEC on September 29, 1997.

           EX-99.B(d)(14)    Investment Sub-Advisory Agreement between SIMC and
                               Montgomery Asset Management, L.P. with respect to the
                               Emerging Markets Equity Fund as previously filed with
                               Registrant's Pre-Effective Amendment No. 1 on Form N-1A
                               (File No. 33-58041), filed with the SEC on April 26, 1996
                               is herein incorporated by reference to Exhibit (5)(n) of
                               Post-Effective Amendment No. 2, filed with the SEC on
                               September 29, 1997.

           EXHIBIT NUMBER                            DESCRIPTION
           ---------------   ------------------------------------------------------------
           EX-99.B(d)(15)    Investment Sub-Advisory Agreement between SIMC and Morgan
                               Grenfell Investment Services Limited with respect to the
                               International Equity Fund is herein incorporated by
                               reference to Exhibit (d)(46) of Post-Effective Amendment
                               No. 5 to Registrant's Registration Statement on Form N-1A
                               (File No. 33-58041) filed with the SEC on September 28,
                               1999.

           EX-99.B(d)(16)    Investment Sub-Advisory Agreement between SIMC and
                               Nicholas-Applegate Capital Management, Inc. with respect
                               to the Small Cap Fund as previously filed with
                               Registrant's Pre-Effective Amendment No. 1 on Form N-1A
                               (File No. 33-58041), filed with the SEC on April 26, 1996
                               is herein incorporated by reference to Exhibit (5)(p) of
                               Post-Effective Amendment No. 2, filed with the SEC on
                               September 29, 1997.

           EX-99.B(d)(17)    Investment Sub-Advisory Agreement between SIMC and Provident
                               Investment Counsel, Inc. with respect to the Large Cap
                               Fund as previously filed with Registrant's Pre-Effective
                               Amendment No. 1 on Form N-1A (File No. 33-58041), filed
                               with the SEC on April 26, 1996 is herein incorporated by
                               reference to Exhibit (5)(q) of Post-Effective Amendment
                               No. 2, filed with the SEC on September 29, 1997.

           EX-99.B(d)(18)    Investment Sub-Advisory Agreement between SIMC and Schroder
                               Capital Management International Limited with respect to
                               the International Equity Fund is incorporated herein by
                               reference to Exhibit (5)(r) of Registrant's Pre-Effective
                               Amendment No. 1 on Form N-1A (File No. 33-58041), as
                               previously filed with the SEC on April 26, 1996.

           EX-99.B(d)(19)    Investment Sub-Advisory Agreement between SIMC and Strategic
                               Fixed Income L.P. with respect to the International Fixed
                               Income Fund as previously filed with Registrant's
                               Pre-Effective Amendment No. 1 on Form N-1A (File
                               No. 33-58041), filed with the SEC on April 26, 1996 is
                               herein incorporated by reference to Exhibit (5)(s) of
                               Post-Effective Amendment No. 2, filed with the SEC on
                               September 29, 1997.

           EX-99.B(d)(20)    Investment Sub-Advisory Agreement between SIMC and Wall
                               Street Associates with respect to the Small Cap Fund as
                               previously filed with Registrant's Pre-Effective Amendment
                               No. 1 on Form N-1A (File No. 33-58041), filed with the SEC on April 26, 1996 is herein incorporated by reference to
                               Exhibit (5)(t) of Post-Effective Amendment No. 2, filed
                               with the SEC on September 29, 1997.

           EX-99.B(d)(21)    Investment Sub-Advisory Agreement between SIMC and Western
                               Asset Management Company with respect to the Core Fixed
                               Income Fund as previously filed with Registrant's
                               Pre-Effective Amendment No. 1 on Form N-1A (File
                               No. 33-58041), filed with the SEC on April 26, 1996 is
                               herein incorporated by reference to Exhibit (5)(u) of
                               Post-Effective Amendment No. 2, filed with the SEC on
                               September 29, 1997.

           EX-99.B(d)(22)    Investment Sub-Advisory Agreement between SIMC and First of
                               America Investment Corporation with respect to the Small
                               Cap Fund as previously filed as Exhibit (5)(w) with
                               Registrant's Pre-Effective Amendment No. 2 on Form N-1A
                               (File No. 33-58041), filed with the SEC on June 7, 1996 is herein incorporated by reference to Exhibit (5)(v) of
                               Post-Effective Amendment No. 2, filed with the SEC on
                               September 29, 1997.

           EXHIBIT NUMBER                            DESCRIPTION
           ---------------   ------------------------------------------------------------
           EX-99.B(d)(23)    Investment Sub-Advisory Agreement between SIMC and Farrell
                               Wako Global Investment Management, Inc. with respect to
                               the International Equity Fund as previously filed as
                               Exhibit (5)(x) with Registrant's Pre-Effective Amendment
                               No. 2 on Form N-1A (File No. 33-58041), filed with the SEC on June 7, 1996 is herein incorporated by reference to
                               Exhibit (5)(w) of Post-Effective Amendment No. 2, filed
                               with the SEC on September 29, 1997.

           EX-99.B(d)(24)    Investment Sub-Advisory Agreement between SIMC and Seligman
                               Henderson Co. with respect to the International Equity
                               Fund as previously filed as Exhibit (5)(y) with
                               Registrant's Pre-Effective Amendment No. 2 on Form N-1A
                               (File No. 33-58041), filed with the SEC on June 7, 1996 is herein incorporated by reference to Exhibit (5)(x) of
                               Post-Effective Amendment No. 2, filed with the SEC on
                               September 29, 1997.

           EX-99.B(d)(25)    Investment Sub-Advisory Agreement between SIMC and SG
                               Pacific Asset Management, Inc. (formerly "Yamaichi Capital
                               Management, Inc.") with respect to the International
                               Equity Fund as previously filed as Exhibit (5)(z) with
                               Registrant's Pre-Effective Amendment No. 2 on Form N-1A
                               (File No. 33-58041), filed with the SEC on June 7, 1996 is herein incorporated by reference to Exhibit (5)(y) of
                               Post-Effective Amendment No. 2 filed with the SEC on
                               September 29, 1997.

           EX-99.B(d)(26)    Investment Sub-Advisory Agreement between SIMC and
                               Coronation Asset Management (Proprietary) Limited with
                               respect to the Emerging Markets Equity Fund is
                               incorporated herein by reference to Exhibit (5)(a) of
                               Post-Effective Amendment No. 3 and to Exhibit (5)(aa) to
                               Registrant's Post-Effective Amendment No. 1 on Form
                               N-1A (File No. 33-58041), filed with the SEC on
                               December 30, 1996.

           EX-99.B(d)(27)    Investment Sub-Advisory Agreement between SIMC and Furman
                               Selz Capital Management LLC with respect to the Small Cap
                               Fund as previously filed as Exhibit (5)(bb) to
                               Registrant's Post-Effective Amendment No. 1 on Form N-1A
                               (File No. 33-58041), filed with the SEC on December 30,
                               1996 is herein incorporated by reference to
                               Exhibit (5)(aa) of Post-Effective Amendment No. 2, filed
                               with the SEC on September 29, 1997.

           EX-99.B(d)(28)    Investment Sub-Advisory Agreement between SIMC and Lazard
                               London International Investment Management Limited with
                               respect to the International Equity Fund as previously
                               filed as Exhibit (5)(cc) to Registrant's Post-Effective
                               Amendment No. 1 on Form N-1A (File No. 33-58041), filed
                               with the SEC on December 30, 1996 is herein incorporated
                               by reference to Exhibit (5)(bb) of Post-Effective
                               Amendment No. 2, filed with the SEC on September 29, 1997.

           EX-99.B(d)(29)    Investment Sub-Advisory Agreement between SIMC and
                               Parametric Portfolio Associates with respect to the
                               Emerging Markets Equity Fund is incorporated herein by
                               reference to Exhibit (5)(cc) of Post-Effective Amendment
                               No. 3 and to Exhibit (5)(dd) to Registrant's
                               Post-Effective Amendment No. 1 on Form N-1A (File
                               No. 33-58041), filed with the SEC on December 30, 1996.

           EXHIBIT NUMBER                            DESCRIPTION
           ---------------   ------------------------------------------------------------
           EX-99.B(d)(30)    Investment Sub-Advisory Agreement between SIMC and Yamaichi
                               Capital Management, Inc. And Yamaichi Capital Management
                               (Singapore) Limited with respect to the International
                               Equity Fund is incorporated herein to Exhibit (5)(dd) of
                               Post-Effective Amendment No. 3 and to reference as
                               Exhibit (5)(ee) to Registrant's Post-Effective Amendment
                               No. 1 on Form N-1A (File No. 33-58041), filed with the SEC on December 30, 1996.

           EX-99.B(d)(31)    Schedule B dated January 1, 1997 to the Trust's Sub-Advisory
                               Agreement dated June 14, 1996 between SIMC and LSV Asset
                               Management is herein incorporated by reference to
                               Exhibit (5)(ee) of Post-Effective Amendment No. 2, filed
                               with the SEC on September 29, 1997.

           EX-99.B(d)(32)    Investment Sub-Advisory Agreement between SIMC and Sanford
                               C. Bernstein & Co., Inc. with respect to the Large Cap
                               Fund is herein incorporated by reference to
                               Exhibit (5)(ff) of Post-Effective Amendment No. 7 to
                               Registrant's Registration Statement on Form N-1A (File
                               No. 33-58041), filed with the SEC on September 25, 1998.

           EX-99.B(d)(33)    Investment Sub-Advisory Agreement between SIMC and Polynous
                               Capital Management with respect to the Small Cap Fund is
                               herein incorporated by reference to Exhibit (5)(gg) of
                               Post-Effective Amendment No. 3 to Registrant's
                               Registration Statement on Form N-1A (File No. 33-58041),
                               filed with the SEC on September 25, 1998.

           EX-99.B(d)(34)    Investment Sub-Advisory Agreement between SIMC and Robertson
                               Stephens Investment Management, L.P. with respect to the
                               Small Cap Fund is herein incorporated by reference to
                               Exhibit (5)(hh) of Post-Effective Amendment No. 3 to
                               Registrant's Registration Statement on Form N-1A (File
                               No. 33-58041), filed with the SEC on September 25, 1998.

           EX-99.B(d)(35)    Investment Sub-Advisory Agreement between SIMC and Capital
                               Guardian Trust Company with respect to the International
                               Equity Fund is herein incorporated by reference to
                               Exhibit (5)(ii) of Post-Effective Amendment No. 3 to
                               Registrant's Registration Statement on Form N-1A (File
                               No. 33-58041), filed with the SEC on September 25, 1998.

           EX-99.B(d)(36)    Investment Sub-Advisory Agreement between SIMC and Scottish
                               Widows Investment Management Limited with respect to the
                               International Equity Fund is herein incorporated by
                               reference to Exhibit (5)(jj) of Post-Effective Amendment
                               No. 3 to Registrant's Registration Statement on Form N-1A
                               (File No. 33-58041), filed with the SEC on September 25,
                               1998.

           EX-99.B(d)(37)    Investment Sub-Advisory Agreement between SIMC and Credit
                               Suisse Asset Management, Limited with respect to the
                               Emerging Markets Equity Fund is herein incorporated by
                               reference to Exhibit (5)(kk) of Post-Effective Amendment
                               No. 3 to Registrant's Registration Statement on Form N-1A
                               (File No. 33-58041), filed with the SEC on September 25,
                               1998.

           EX-99.B(d)(38)    Investment Sub-Advisory Agreement between SIMC and TCW Funds
                               Management Inc. with respect to the Large Cap Fund is
                               herein incorporated by reference to Exhibit (5)(ll) of
                               Post-Effective Amendment No. 3 to Registrant's
                               Registration Statement on Form N-1A (File No. 33-58041),
                               filed with the SEC on September 25, 1998.

           EXHIBIT NUMBER                            DESCRIPTION
           ---------------   ------------------------------------------------------------
           EX-99.B(d)(39)    Investment Sub-Advisory Agreement between SIMC and Mellon
                               Equity Associates, LLP with respect to the Large Cap Fund
                               is herein incorporated by reference to Exhibit (5)(mm) of
                               Post-Effective Amendment No. 3 to Registrant's
                               Registration Statement on Form N-1A (File No. 33-58041),
                               filed with the SEC on September 25, 1998.

           EX-99.B(d)(40)    Investment Sub-Advisory Agreement between SIMC and Spyglass
                               Asset Management, Inc. with respect to the Large Cap Fund
                               is herein incorporated by reference to Exhibit (5)(nn) of
                               Post-Effective Amendment No. 3 to Registrant's
                               Registration Statement on Form N-1A (File No. 33-58041),
                               filed with the SEC on September 25, 1998.

           EX-99.B(d)(41)    Investment Sub-Advisory Agreement between SIMC and Morgan
                               Stanley Asset Management Inc. with respect to the Large
                               Cap Fund is herein incorporated by reference to
                               Exhibit (5)(oo) of Post-Effective Amendment No. 3 to
                               Registrant's Registration Statement on Form N-1A (File
                               No. 33-58041), filed with the SEC on September 25, 1998.

           EX-99.B(d)(42)    Investment Sub-Advisory Agreement between SIMC and
                               Nicholas-Applegate Capital Management, Inc. with respect
                               to the Large Cap Fund is herein incorporated by reference
                               to Exhibit (5)(pp) of Post-Effective Amendment No. 3 to
                               Registrant's Registration Statement on Form N-1A (File
                               No. 33-58041), filed with the SEC on September 25, 1998.

           EX-99.B(d)(43)    Investment Sub-Advisory Agreement between SIMC and Artisan
                               Partners Limited Partnership with respect to the Small Cap
                               Fund is herein incorporated by reference to
                               Exhibit (d)(43) of Pre-Effective Amendment No. 4 to
                               Registrant's Registration Statement on Form N-1A (File
                               No. 33-58041) filed with the SEC on July 16, 1999.

           EX-99.B(d)(44)    Investment Sub-Advisory Agreement between SIMC and Sawgrass
                               Asset Management, LLC with respect to the Small Cap Fund
                               is herein incorporated by reference to Exhibit (d)(44) of
                               Post-Effective Amendment No. 4 to Registrant's
                               Registration Statement on Form N-1A (File No. 33-58041)
                               filed with the SEC on July 16, 1999.

           EX-99.B(d)(45)    Investment Sub-Advisory Agreement between SIMC and Nomura
                               Corporate Research and Asset Management Inc. with respect
                               to the High Yield Bond Fund is filed herewith.

           EX-99.B(d)(46)    Investment Sub-Advisory Agreement between SIMC and Security
                               Capital Research & Management Incorporated with respect to the Small Cap Value Fund is herein incorporated by
                               reference to Exhibit (d)(46) of Post-Effective Amendment
                               No. 5 to Registrant's Registration Statement on Form N-1A
                               (File No. 33-58041) filed with the SEC on September 28,
                               1999.

           EX-99.B(d)(47)    Investment Sub-Advisory Agreement between SIMC and The
                               Boston Company Asset Management with respect to the
                               Emerging Markets Equity Fund is herein incorporated by
                               reference to Exhibit (d)(47) of Post-Effective Amendment
                               No. 6 to Registrant's Registration Statement on Form N-1A
                               (File No. 33-58041) filed with the SEC on September 27,
                               2000.

           EX-99.B(d)(48)    Investment Sub-Advisory Agreement between SIMC and Chartwell
                               Investment Partners with respect to the Small Cap Fund is
                               herein incorporated by reference to Exhibit (d)(48) of
                               Post-Effective Amendment No. 6 to Registrant's
                               Registration Statement on Form N-1A (File No. 33-58041)
                               filed with the SEC on September 27, 2000.

           EXHIBIT NUMBER                            DESCRIPTION
           ---------------   ------------------------------------------------------------
           EX-99.B(d)(49)    Investment Sub-Advisory Agreement between SIMC and Iridian
                               Asset Management LLC with respect to the Large Cap and
                               Large Cap Value Funds is herein incorporated by reference
                               to Exhibit (d)(49) of Post-Effective Amendment No. 6 to
                               Registrant's Registration Statement on Form N-1A (File
                               No. 33-58041) filed with the SEC on September 27, 2000.

           EX-99.B(d)(50)    Investment Sub-Advisory Agreement between SIMC and Jardine
                               Fleming International Management, Inc. with respect to the
                               International Equity Fund is filed herewith.

           EX-99.B(d)(51)    Investment Sub-Advisory Agreement between SIMC and Martin
                               Currie Inc. with respect to the International Equity Fund
                               is filed herewith.

           EX-99.B(d)(52)    Form of Investment Sub-Advisory Agreement between SIMC and
                               McKinley Capital Management Inc. with respect to the Small
                               Cap Fund is herein incorporated by reference to
                               Exhibit (d)(52) of Post-Effective Amendment No. 6 to
                               Registrant's Registration Statement on Form N-1A (File
                               No. 33-58041) filed with the SEC on September 27, 2000.

           EX-99.B(d)(53)    Investment Sub-Advisory Agreement between SIMC and David J.
                               Greene and Company, LLC with respect to the Small Cap Fund is filed herewith.

           EX-99.B(d)(54)    Investment Sub-Advisory Agreement between SIMC and Deutsche
                               Asset Management, Inc. with respect to the Large Cap and
                               Large Cap Value Funds is filed herewith.

           EX-99.B(d)(55)    Investment Sub-Advisory Agreement between SIMC and
                               Duncan-Hurst Capital Management Inc. with respect to the
                               Large Cap and Large Cap Growth Funds is filed herewith.

           EX-99.B(d)(56)    Investment Sub-Advisory Agreement between SIMC and Morgan
                               Stanley Investment Management Inc. with respect to the
                               International Equity Fund is filed herewith.

           EX-99.B(d)(57)    Investment Sub-Advisory Agreement between SIMC and Peregrine
                               Capital Management Inc. with respect to the Large Cap and
                               Large Cap Growth Funds is filed herewith.

           EX-99.B(d)(58)    Investment Sub-Advisory Agreement between SIMC and Sanford
                               C. Bernstein & Co., LLC, as revised October 2, 2000, with
                               respect to the Large Cap and Large Cap Value Funds is
                               filed herewith.

           EX-99.B(d)(59)    Investment Sub-Advisory Agreement between SIMC and Shenkman
                               Capital Management with respect to the High Yield Bond
                               Fund is filed herewith.

           EX-99.B(d)(60)    Investment Sub-Advisory Agreement between SIMC and Sterling
                               Capital Management with respect to the Small Cap Fund is
                               filed herewith.

           EX-99.B(d)(61)    Investment Sub-Advisory Agreement between SIMC and
                               Transamerica Investment Management, LLC with respect to
                               the Large Cap and Large Cap Growth Funds is filed
                               herewith.

           EX-99.B(e)        Distribution Agreement between the Trust and SEI Investments
                               Distribution Co. (formerly "SEI Financial Services
                               Company") as previously filed with Registrant's
                               Pre-Effective Amendment No. 1 on Form N-1A (File
                               No. 33-58041), filed with the SEC on April 26, 1996 is
                               herein incorporated by reference to Exhibit (6) of
                               Post-Effective Amendment No. 2, filed with the SEC on
                               September 29, 1997.

           EX-99.B(f)        Not Applicable.

           EXHIBIT NUMBER                            DESCRIPTION
           ---------------   ------------------------------------------------------------
           EX-99.B(g)(1)     Custodian Agreement between the Trust and First Union
                               National Bank, N.A. with respect to the Trust's Large Cap,
                               Small Cap, Core Fixed Income and High Yield Bond Funds as
                               previously filed with Registrant's Pre-Effective Amendment
                               No. 2 on Form N-1A (File No. 33-58041), filed with the SEC on June 7, 1996 is herein incorporated by reference to
                               Exhibit (8) of Post-Effective Amendment No. 2, filed with
                               the SEC on September 29, 1997.

           EX-99.B(g)(2)     Custodian Agreement between the Trust and State Street Bank and Trust Company is incorporated by reference to
                               Exhibit (8)(a) of Registrant's Registration Statement on
                               Form N-1A (File No. 33-58041), filed with the SEC on
                               September 29, 1997.

           EX-99.B(h)(1)     Administration Agreement dated June 14, 1996 between the
                               Trust and SEI Investments Fund Management as previously
                               filed with Registrant's Pre-Effective Amendment No. 1 on
                               Form N-1A (File No. 33-58041), filed with the SEC on
                               April 26, 1996 is herein incorporated by reference to
                               Exhibit (9)(a) of Post-Effective Amendment No. 2, filed
                               with the SEC on September 29, 1997.

           EX-99.B(i)        Opinion and Consent of Counsel is filed herewith.

           EX-99.B(j)        Consent of Independent Public Accountants is filed herewith.

           EX-99.B(k)        Not Applicable.

           EX-99.B(l)        Not Applicable.

           EX-99.B(m)        Not Applicable.

           EX-99.B(p)(1)     The Code of Ethics for SEI Investments Company dated
                               December, 2000 is incorporated by reference to Exhibit
                               (p)(1) of Post-Effective Amendment No. 3 of SEI Insurance
                               Products Trust's Registration Statement on Form N-1A (File
                               Nos. 2-09183 and 333-70013), filed with the SEC on
                               April 27, 2001 (Accession #0000912057-01-511209).

           EX-99.B(p)(2)     The Code of Ethics for SEI Institutional Investments Trust
                               dated March 20, 2000 is herein incorporated by reference
                               to Exhibit (p)(2) of Post-Effective Amendment No. 33 of
                               SEI Institutional Managed Trust's Registration Statement
                               on Form N-1A (File Nos. 811-4878 and 33-9504), filed with
                               the SEC on July 3, 2000 (Accession #0000912057-00-030741).

           EX-99.B(p)(3)     The Code of Ethics for Acadian Asset Management, Inc. is
                               herein incorporated by reference to Exhibit (p)(3) of
                               Post-Effective Amendment No. 6 to Registrant's
                               Registration Statement on Form N-1A (File No. 33-58041)
                               filed with the SEC on September 27, 2000.

           EX-99.B(p)(4)     The Code of Ethics for Alliance Capital Management, L.P. is
                               herein incorporated by reference to Exhibit (p)(3) of
                               Post-Effective Amendment No. 33 of SEI Institutional
                               Managed Trust's Registration Statement on Form N-1A (File
                               Nos. 811-4878 and 33-9504), filed with the SEC on July 3,
                               2000 (Accession #0000912057-00-030741).

           EX-99.B(p)(5)     The Code of Ethics for Artisan Partners Limited Partnership
                               is herein incorporated by reference to Exhibit (p)(5) of
                               Post-Effective Amendment No. 33 of SEI Institutional
                               Managed Trust's Registration Statement on Form N-1A (File
                               Nos. 811-4878 and 33-9504), filed with the SEC on July 3,
                               2000 (Accession #0000912057-00-030741).

           EXHIBIT NUMBER                            DESCRIPTION
           ---------------   ------------------------------------------------------------
           EX-99.B(p)(6)     The Code of Ethics for BlackRock Financial Management, Inc.
                               is herein incorporated by reference to Exhibit (p)(6) of
                               Post-Effective Amendment No. 33 of SEI Institutional
                               Managed Trust's Registration Statement on Form N-1A (File
                               Nos. 811-4878 and 33-9504), filed with the SEC on July 3,
                               2000 (Accession #0000912057-00-030741).

           EX-99.B(p)(7)     The Code of Ethics for BlackRock International, Ltd. is
                               herein incorporated by reference to Exhibit (p)(4) of
                               Post-Effective Amendment No. 30 of SEI Institutional
                               International Trust's Registration Statement on Form N-1A
                               (File No. 33-22821), filed with the SEC on June 30, 2000.

           EX-99.B(p)(8)     The Code of Ethics for The Boston Company Asset Management
                               is herein incorporated by reference to Exhibit (p)(8) of
                               Post-Effective Amendment No. 6 to Registrant's
                               Registration Statement on Form N-1A (File No. 33-58041)
                               filed with the SEC on September 27, 2000.

           EX-99.B(p)(9)     The Code of Ethics for Boston Partners Asset Management
                               Company, L.P. is herein incorporated by reference to
                               Exhibit (p)(7) of Post-Effective Amendment No. 33 of SEI
                               Institutional Managed Trust's Registration Statement on
                               Form N-1A (File Nos. 811-4878 and 33-9504), filed with the
                               SEC on July 3, 2000 (Accession #0000912057-00-030741).

           EX-99.B(p)(10)    The Code of Ethics for Capital Guardian Trust Company is
                               herein incorporated by reference to Exhibit (p)(5) of
                               Post-Effective Amendment No. 30 of SEI Institutional
                               International Trust's Registration Statement on Form N-1A
                               (File No. 33-22821), filed with the SEC on June 30, 2000.

           EX-99.B(p)(11)    The Code of Ethics for Chartwell Investment Partners is
                               herein incorporated by reference to Exhibit (p)(11) of
                               Post-Effective Amendment No. 6 to Registrant's
                               Registration Statement on Form N-1A (File No. 33-58041)
                               filed with the SEC on September 27, 2000.

           EX-99.B(p)(12)    The Code of Ethics for Credit Suisse Asset Management
                               LLC/Americas is herein incorporated by reference to
                               Exhibit (p)(5) of Post-Effective Amendment No. 33 of SEI
                               Institutional Managed Trust's Registration Statement on
                               Form N-1A (File Nos. 811-4878 and 33-9504), filed with the
                               SEC on July 3, 2000 (Accession #0000912057-00-030741).

           EX-99.B(p)(13)    The Code of Ethics for Iridian Asset Management LLC is
                               herein incorporated by reference to Exhibit (p)(13) of
                               Post-Effective Amendment No. 6 to Registrant's
                               Registration Statement on Form N-1A (File No. 33-58041)
                               filed with the SEC on September 27, 2000.

           EX-99.B(p)(14)    The Code of Ethics for Jardine Fleming International
                               Management, Inc. is herein incorporated by reference to
                               Exhibit (p)(14) of Post-Effective Amendment No. 6 to
                               Registrant's Registration Statement on Form N-1A (File
                               No. 33-58041) filed with the SEC on September 27, 2000.

           EX-99.B(p)(15)    The Code of Ethics for LSV Asset Management, L.P. is herein incorporated by reference to Exhibit (p)(9) of
                               Post-Effective Amendment No. 33 of SEI Institutional
                               Managed Trust's Registration Statement on Form N-1A (File
                               Nos. 811-4878 and 33-9504), filed with the SEC on July 3,
                               2000 (Accession #0000912057-00-030741).

           EX-99.B(p)(16)    The Code of Ethics for Martin Currie Inc. is herein
                               incorporated by reference to Exhibit (p)(16) of
                               Post-Effective Amendment No. 6 to Registrant's
                               Registration Statement on Form N-1A (File No. 33-58041)
                               filed with the SEC on September 27, 2000.

           EXHIBIT NUMBER                            DESCRIPTION
           ---------------   ------------------------------------------------------------
           EX-99.B(p)(17)    The Code of Ethics for Mazama Capital Management, Inc. is
                               herein incorporated by reference to Exhibit (p)(11) of
                               Post-Effective Amendment No. 33 of SEI Institutional
                               Managed Trust's Registration Statement on Form N-1A (File
                               Nos. 811-4878 and 33-9504), filed with the SEC on July 3,
                               2000 (Accession #0000912057-00-030741).

           EX-99.B(p)(18)    The Code of Ethics for Mellon Equity Associates, LLP is
                               herein incorporated by reference to Exhibit (p)(12) of
                               Post-Effective Amendment No. 33 of SEI Institutional
                               Managed Trust's Registration Statement on Form N-1A (File
                               Nos. 811-4878 and 33-9504), filed with the SEC on July 3,
                               2000 (Accession #0000912057-00-030741).

           EX-99.B(p)(19)    The Code of Ethics for McKinley Capital Management Inc. is
                               herein incorporated by reference to Exhibit (p)(19) of
                               Post-Effective Amendment No. 6 to Registrant's
                               Registration Statement on Form N-1A (File No. 33-58041)
                               filed with the SEC on September 27, 2000.

           EX-99.B(p)(20)    The Code of Ethics for Morgan Stanley Dean Witter Investment
                               Management Inc. is filed herewith

           EX-99.B(p)(21)    The Code of Ethics for Nicholas-Applegate Capital Management
                               is herein incorporated by reference to Exhibit (p)(13) of
                               Post-Effective Amendment No. 33 of SEI Institutional
                               Managed Trust's Registration Statement on Form N-1A (File
                               Nos. 811-4878 and 33-9504), filed with the SEC on July 3,
                               2000 (Accession #0000912057-00-030741).

           EX-99.B(p)(22)    The Code of Ethics for Nomura Corporate Resesarch & Asset
                               Management is is herein incorporated by reference to
                               Exhibit (p)(14) of Post-Effective Amendment No. 33 of SEI
                               Institutional Managed Trust's Registration Statement on
                               Form N-1A (File Nos. 811-4878 and 33-9504), filed with the
                               SEC on July 3, 2000 (Accession #0000912057-00-030741).

           EX-99.B(p)(23)    The Code of Ethics for Oechsle International Advisors, LLC
                               is herein incorporated by reference to Exhibit (p)(10) of
                               Post-Effective Amendment No. 30 of SEI Institutional
                               International Trust's Registration Statement on Form N-1A
                               (File No. 33-22821), filed with the SEC on June 30, 2000.

           EX-99.B(p)(24)    The Code of Ethics for Provident Investment Counsel, Inc. is
                               herein incorporated by reference to Exhibit (p)(15) of
                               Post-Effective Amendment No. 33 of SEI Institutional
                               Managed Trust's Registration Statement on Form N-1A (File
                               Nos. 811-4878 and 33-9504), filed with the SEC on July 3,
                               2000 (Accession #0000912057-00-030741).

           EX-99.B(p)(25)    The Code of Ethics for Robert W. Baird & Co., Incorporated
                               is herein incorporated by reference to Exhibit (p)(23) of
                               Post-Effective Amendment No. 33 of SEI Institutional
                               Managed Trust's Registration Statement on Form N-1A (File
                               Nos. 811-4878 and 33-9504), filed with the SEC on July 3,
                               2000 (Accession #0000912057-00-030741).

           EX-99.B(p)(26)    The Code of Ethics for RS Investment Management, L.P. is
                               herein incorporated by reference to Exhibit (p)(16) of
                               Post-Effective Amendment No. 33 of SEI Institutional
                               Managed Trust's Registration Statement on Form N-1A (File
                               Nos. 811-4878 and 33-9504), filed with the SEC on July 3,
                               2000 (Accession #0000912057-00-030741).

           EXHIBIT NUMBER                            DESCRIPTION
           ---------------   ------------------------------------------------------------
           EX-99.B(p)(27)    The Code of Ethics for Sanford Bernstein & Co., Inc. is
                               herein incorporated by reference to Exhibit (p)(17) of
                               Post-Effective Amendment No. 33 of SEI Institutional
                               Managed Trust's Registration Statement on Form N-1A (File
                               Nos. 811-4878 and 33-9504), filed with the SEC on July 3,
                               2000 (Accession #0000912057-00-030741).

           EX-99.B(p)(28)    The Code of Ethics for Sawgrass Asset Management, L.L.C. is
                               herein incorporated by reference to Exhibit (p)(18) of
                               Post-Effective Amendment No. 33 of SEI Institutional
                               Managed Trust's Registration Statement on Form N-1A (File
                               Nos. 811-4878 and 33-9504), filed with the SEC on July 3,
                               2000 (Accession #0000912057-00-030741).

           EX-99.B(p)(29)    The Code of Ethics for Security Capital Reasearch &
                               Management Incorporated is herein incorporated by
                               reference to Exhibit (p)(19) of Post-Effective Amendment
                               No. 33 of SEI Institutional Managed Trust's Registration
                               Statement on Form N-1A (File Nos. 811-4878 and 33-9504),
                               filed with the SEC on July 3, 2000 (Accession
                               #0000912057-00-030741).

           EX-99.B(p)(30)    The Code of Ethics for Schroder Investment Management North
                               America Inc. is herein incorporated by reference to
                               Exhibit (p)(14) of Post-Effective Amendment No. 30 of SEI
                               Institutional International Trust's Registration Statement
                               on Form N-1A (File No. 33-22821), filed with the SEC on
                               June 30, 2000.

           EX-99.B(p)(31)    The Code of Ethics for Strategic Fixed Income, LLC is herein incorporated by reference to Exhibit (p)(13) of
                               Post-Effective Amendment No. 30 of SEI Institutional
                               International Trust's Registration Statement on Form N-1A
                               (File No. 33-22821), filed with the SEC on June 30, 2000.

           EX-99.B(p)(32)    The Code of Ethics for TCW Investment Management Company is
                               herein incorporated by reference to Exhibit (p)(20) of
                               Post-Effective Amendment No. 33 of SEI Institutional
                               Managed Trust's Registration Statement on Form N-1A (File
                               Nos. 811-4878 and 33-9504), filed with the SEC on July 3,
                               2000 (Accession #0000912057-00-030741).

           EX-99.B(p)(33)    The Code of Ethics for Wall Street Associates is herein
                               incorporated by reference to Exhibit (p)(21) of
                               Post-Effective Amendment No. 33 of SEI Institutional
                               Managed Trust's Registration Statement on Form N-1A (File
                               Nos. 811-4878 and 33-9504), filed with the SEC on July 3,
                               2000 (Accession #0000912057-00-030741).

           EX-99.B(p)(34)    The Code of Ethics for David J. Greene and Company, LLC is
                               herein incorporated by reference to Exhibit (p)(24) of
                               Post-Effective Amendment No. 34 of SEI Institutional
                               Managed Trust's Registration Statement on Form N-1A (File
                               No. 33-9504), filed with the SEC on July 14, 2000
                               (Accession #0000912057-00-032065).

           EX-99.B(p)(35)    The Code of Ethics for Deutsche Asset Management, Inc. is
                               herein incorporated by reference to Exhibit (p)(3) of
                               Post-Effective Amendment No. 46 of SEI Tax Exempt Trust's
                               Registration Statement on Form N-1A (File No. 2-76690),
                               filed with the SEC on October 13, 2000
                               (Accession #0000912057-00-044754).

           EX-99.B(p)(36)    The Code of Ethics for Duncan-Hurst Capital Management Inc.
                               is herein incorporated by reference to Exhibit (p)(29) of
                               Post-Effective Amendment No. 36 of SEI Institutional
                               Managed Trust's Registration Statement on Form N-1A (File
                               No. 33-9504), filed with the SEC on January 29, 2001
                               (Accession #0000912057-01-003276).

           EXHIBIT NUMBER                            DESCRIPTION
           ---------------   ------------------------------------------------------------
           EX-99.B(p)(37)    The Code of Ethics for Peregrine Capital Management Inc. is
                               herein incorporated by reference to Exhibit (p)(30) of
                               Post-Effective Amendment No. 36 of SEI Institutional
                               Managed Trust's Registration Statement on Form N-1A (File
                               No. 33-9504), filed with the SEC on January 29, 2001
                               (Accession #0000912057-01-003276).

           EX-99.B(p)(38)    The Code of Ethics for Shenkman Capital Management is filed herewith.

           EX-99.B(p)(39)    The Code of Ethics for Sterling Capital Management is herein incorporated by reference to Exhibit (p)(31) of
                               Post-Effective Amendment No. 36 of SEI Institutional
                               Managed Trust's Registration Statement on Form N-1A (File
                               No. 33-9504), filed with the SEC on January 29, 2001
                               (Accession #0000912057-01-003276).

           EX-99.B(p)(40)    The Code of Ethics for Transamerica Investment Management,
                               LLC is filed herewith.

           EX-99.B(q)        Powers of Attorney for Robert A. Nesher, William M. Doran,
                               George J. Sullivan, Jr., F. Wendell Gooch, Rosemarie B.
                               Greco, Mark E. Nagle, and James M. Storey, Edward D.
                               Loughlin are filed herewith.